                              SEASONS SERIES TRUST

                               ------------------

                               SEMIANNUAL REPORT
                               SEPTEMBER 30, 2001

                             [LOGO] Seasons Select
                         A new way to look at money(TM)

DEAR INVESTOR:

  The following semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS SELECT AND SEASONS SELECT II VARIABLE ANNUITIES issued by Anchor National Life Insurance Company, summarizes the economic and financial markets for the six-month period ended September 30, 2001. The report also provides global and domestic outlooks and insight from the SEASONS SELECT world-class portfolio managers and management firms.

GLOBAL MARKET OVERVIEW

  It was a difficult reporting period for the global equity markets. After experiencing mixed returns during the early part of the period, the tragic terrorist attacks of September 11, 2001 sent the global markets down sharply. The events on that day added pressure to a global economy that had already seen the European markets slow down, the Japanese economy enter a recession, and a South American economic malaise led by the Argentina debt crisis. In response, the European Central Bank followed the lead of the U.S. Federal Reserve Bank and cut interest rates in the latter half of the period in an effort to lure buyers back into the market. Major international economic indices reflected the tumultuous period with the MSCI EAFE Index returning -14.7%, and the MSCI Emerging Market Index returning -18.5% for the six-month period ended
September 30, 2001.

  Goldman Sachs Asset Management

  "LOOKING FORWARD, WE BELIEVE THAT HIGH LEVELS OF MARKET VOLATILITY WILL CONTINUE IN THE SHORT TERM AS UNCERTAINTY REMAINS. THE GLOBAL ECONOMY HAS ALSO CLEARLY WEAKENED IN THE WAKE OF THE ATTACKS, AND CONTINUED UNCERTAINTY WILL REMAIN A DEPRESSANT ON REAL ACTIVITY IN THE NEAR TERM. HAVING SAID THAT, THE RESPONSE OF THE AUTHORITIES IN EASING BOTH MONETARY AND FISCAL POLICY HAS BEEN AGGRESSIVE, AND SHOULD PROVIDE THE STIMULUS NEEDED TO BOOST BOTH INVESTMENT AND CONSUMER SPENDING IN THE MEDIUM TERM."

  Lord Abbett & Co.

  "WE BELIEVE THE SELL-OFF IN THE GLOBAL EQUITY MARKETS WILL PRESENT OPPORTUNITIES TO BUY GOOD QUALITY COMPANIES AT ATTRACTIVE VALUATIONS, PARTICULARLY AMONG SMALLER COMPANIES WHOSE BUSINESSES OCCUR MAINLY WITHIN THEIR HOME COUNTRIES. WE THINK THESE COMPANIES ARE LESS AFFECTED BY THE CURRENT GLOBAL ECONOMIC WEAKNESS."

  Putnam Investment Management

  "WE ANTICIPATE A DIFFICULT GLOBAL ECONOMIC ENVIRONMENT IN THE NEAR TERM AS CONSUMER SPENDING STAGNATES FOLLOWING THE TERRORIST ATTACKS OF SEPTEMBER 11, 2001. HOWEVER, WE BELIEVE THAT FACTORS SUCH AS FISCAL AND MONETARY STIMULUS WILL HELP SPARK A REBOUND BY THE SECOND HALF OF 2002 AND PROVIDE A MORE POSITIVE MACROECONOMIC ENVIRONMENT FOR EQUITY MARKETS WORLDWIDE."

U.S. EQUITY MARKET OVERVIEW

  The equity markets fared poorly during the recent six-month reporting period. Growth and technology-oriented stocks started the period strong, but then struggled under a barrage of disappointing corporate earnings announcements and slower manufacturing activity reports. The economic environment became even more dismal after the events of September 11, 2001, as consumer confidence, which once buoyed the economy, plummeted. The overall negative performance of stocks was punctuated by the S&P 500 Index return of -9.7%, and the NASDAQ Composite Index return of -18.6% for the period ended September 30, 2001.

                                                                ----------------

  Fred Alger Management

  "WHILE WE DON'T BELIEVE THE MARKETS HAVE NECESSARILY BOTTOMED, WE THINK THEY ARE CERTAINLY CLOSE. THEREFORE, WE SEE THIS PERIOD AS A BUYING OPPORTUNITY, PARTICULARLY FOR STRONG, INDUSTRY-LEADING COMPANIES THAT HAVE SUDDENLY BECOME VERY CHEAP. WE EXPECT A ROCKY NEAR TERM SCENARIO, BUT OVERALL, WE THINK THAT THE MACROECONOMIC TREND IS EXTREMELY POSITIVE EITHER FOR THE LATTER PART OF 2001 OR EARLY PART OF 2002."

  Janus

  "LOOKING AHEAD, WE ARE OPTIMISTIC ABOUT THE NEXT FEW REPORTING PERIODS. WE BELIEVE MUCH OF THE PESSIMISM IS ALREADY WELL REFLECTED IN STOCK PRICES, WITH THE RESULT BEING A RISK/REWARD LANDSCAPE THAT IS MORE FAVORABLE TO INVESTORS."

  Jennison Associates

  "WE BELIEVE THE MARKET IS STILL STRUGGLING WITH THE DIFFICULT ECONOMIC ENVIRONMENT THAT EXISTED OVER THE PAST FEW MONTHS AS WELL AS THE CATACLYSMIC EVENTS OF SEPTEMBER 11. WE BELIEVE, HOWEVER, THAT WE'RE CLOSER TO THE BOTTOM OF DECLINING EARNINGS EXPECTATIONS."

  Marsico Capital Management

  "WE ACKNOWLEDGE THAT FULLY GAUGING THE REPERCUSSIONS OF THE TERRORISTS ATTACKS ON SEPTEMBER 11TH IS NOT YET FEASIBLE. BUT WE BELIEVE THAT THERE ARE A NUMBER OF IMPORTANT, POSITIVE FACTORS AT WORK, INCLUDING LOWER INTEREST RATES, CONSTRAINED INFLATION, AND INCREASINGLY ATTRACTIVE STOCK MARKET VALUATIONS THAT MAY PROVIDE A FAVORABLE BACKDROP FOR LONGER-TERM EQUITY RETURNS."

  SunAmerica Asset Management

  "CLEARLY, THE EQUITY PREMIUM HAS COME DOWN IN THE POST SEPTEMBER 11TH ENVIRONMENT, BUT GIVEN THE MULTITUDE OF POSITIVE FACTORS, OUR OUTLOOK FOR THE COMING PERIOD IS FAVORABLE. THE STOCK MARKET CURRENTLY HAS MUCH TO ASSIMILATE, BUT WE THINK THAT PROCESS IS ALREADY WELL UNDERWAY, AND WE SEE A BRIGHT LIGHT AT THE END OF THIS RATHER DARK, LONG TUNNEL."

U.S. FIXED INCOME MARKET OVERVIEW

  As the equity markets fell during the reporting period, many investors sought relief in the fixed income markets. Overall, they saw mixed but generally positive returns in the bond market; highlighted by a return of 5.2% by the Lehman Brothers Aggregate Index for the six-month period ending September 30, 2001. Short-term bonds benefited from interest rate reductions by the Federal Reserve, while U.S. Treasuries enjoyed a "flight to quality" rally, but saw yields fall on short and medium term notes. High-yield bonds, however, retreated as investors became more risk averse, especially after September 11th.

  Putnam Investment Management

  "WITH REGARD TO U.S. BONDS WE FAVOR NON-TREASURY SECTORS OVER THE MEDIUM TERM, AS WE BELIEVE THEY WILL OUTPERFORM TREASURIES AS THE ECONOMY BEGINS TO RECOVER."

  Wellington Management Company

  "FROM A HISTORICAL STANDPOINT, WE DON'T BELIEVE LONG-TERM INTEREST RATES CHANGE A LOT IN A RECESSION. BUT THE WEAKENING ECONOMY AND FALLING INFLATION RATES WOULD TEND TO POINT TOWARDS LOWER LONG-TERM RATES AHEAD. HOWEVER, WORRIES OVER EXCESSIVE FISCAL STIMULUS AND A RETURN TO FEDERAL BUDGET DEFICITS COULD BE IMPORTANT OFFSETS."

----------------
2

CONCLUSION

  The importance of a diversified investment portfolio and a long term focus to achieve your retirement goals cannot be understated in uncertain economic times like these. The SEASONS SELECT AND SEASONS SELECT II VARIABLE ANNUITIES give you access to multiple asset classes or investment categories as well as the experience of highly regarded money managers.

  As always, we appreciate the confidence you have placed in your variable annuity investment and look forward to reporting to you again in the next six months.

Sincerely,

/s/ Jay S. Wintrob

Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
ANCHOR NATIONAL LIFE INSURANCE COMPANY AND
FIRST SUNAMERICA LIFE INSURANCE COMPANY

November 6, 2001

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

                                                                ----------------
                                                                               3
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----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 63.3%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
AUTOMOTIVE -- 0.4%
American Axle & Manufacturing Holdings,
 Inc.+ .................................        12,400   $    158,100
Dana Corp. .............................         6,000         93,600
Ford Motor Co. .........................         5,000         86,750
SPX Corp.+ .............................         1,000         82,900

HOUSING -- 0.4%
Champion Enterprises, Inc.+ ............        22,300        154,985
Clayton Homes, Inc. ....................        16,000        195,200
Williams-Sonoma, Inc.+ .................         4,600        109,526

RETAIL -- 1.6%
Abercrombie & Fitch Co., Class A+ ......         4,300         75,637
Amazon.com, Inc.+ ......................        45,485        271,545
American Eagle Outfitters, Inc.+ .......         3,900         77,610
Delia's Corp., Class A+ ................        14,800         79,032
Home Depot, Inc. .......................         3,000        115,110
J. Jill Group, Inc.+ ...................         4,600         57,500
Kmart Corp.+ ...........................        13,000         90,870
Martha Stewart Living Omnimedia, Inc.,
 Class A+ ..............................        14,400        214,560
Talbots, Inc. ..........................         2,400         53,880
Target Corp. ...........................         6,000        190,500
Tiffany & Co. ..........................           255          5,521
Wal-Mart Stores, Inc. ..................        13,000        643,500
                                                         ------------
                                                            2,756,326
                                                         ------------

CONSUMER STAPLES -- 1.9%
FOOD, BEVERAGE & TOBACCO -- 1.2%
Anheuser-Busch Cos., Inc. ..............        13,060        546,953
Aurora Foods, Inc.+ ....................           177            706
Coca-Cola Co. ..........................         5,970        279,695
Constellation Brands, Inc.,
 Class A+ ..............................         6,800        283,288
Philip Morris Cos., Inc. ...............         5,000        241,450

HOUSEHOLD PRODUCTS -- 0.7%
Elizabeth Arden, Inc.+ .................         3,100         39,587
Gillette Co. ...........................         5,000        149,000
Newell Rubbermaid, Inc. ................        13,150        298,636
Procter & Gamble Co. ...................         2,000        145,580
Yankee Candle Co., Inc.+ ...............         7,400        126,540
                                                         ------------
                                                            2,111,435
                                                         ------------

----------------
4

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY -- 2.7%
ENERGY SERVICES -- 0.6%
BJ Services Co.+ .......................         5,000   $     88,950
Global Marine, Inc.+ ...................         6,100         85,400
Grant Prideco, Inc.+ ...................         5,700         34,713
Nabors Industries, Inc.+ ...............        20,900        438,273
Weatherford International, Inc.+ .......         2,600         66,326

ENERGY SOURCES -- 2.1%
Anadarko Petroleum Corp. ...............        15,925        765,674
Apache Corp. ...........................         2,400        103,200
Arch Coal, Inc. ........................         9,600        149,760
Devon Energy Corp. .....................         3,100        106,640
Diamond Offshore Drilling, Inc. ........         5,200        131,144
Exxon Mobil Corp. ......................         8,000        315,200
Petroleo Brasileiro SA ADR .............        31,975        631,506
Valero Energy Corp. ....................         3,000        105,300
                                                         ------------
                                                            3,022,086
                                                         ------------

FINANCE -- 9.2%
BANKS -- 2.5%
Bank of America Corp. ..................         2,500        146,000
Fifth Third Bancorp ....................         5,610        344,903
FleetBoston Financial Corp. ............         8,000        294,000
Hibernia Corp., Class A ................        19,100        312,285
J.P. Morgan Chase & Co. ................        26,645        909,927
National City Corp. ....................        16,300        488,185
PNC Financial Services Group, Inc. .....         2,500        143,125
U.S. Bancorp ...........................         9,610        213,150

FINANCIAL SERVICES -- 4.5%
American Express Co. ...................         4,000        116,240
Capital One Financial Corp. ............         3,600        165,708
Citigroup, Inc. ........................        54,888      2,222,964
E*TRADE Group, Inc.+ ...................        60,595        366,600
Fannie Mae .............................         6,875        550,412
Goldman Sachs Group, Inc. ..............         6,525        465,559
Instinet Group, Inc.+ ..................         8,900         87,131
Lehman Brothers Holdings, Inc. .........         4,500        255,825
Mellon Financial Corp. .................         1,500         48,495
Morgan Stanley, Dean Witter & Co. ......         2,200        101,970
Nasdaq Gold Trust+ .....................         6,000        173,880
Paychex, Inc. ..........................         7,100        223,721
USA Education, Inc. ....................         4,600        381,386

INSURANCE -- 2.2%
AFLAC, Inc. ............................        19,185        517,995
Allstate Corp. .........................        11,895        444,278
Berkshire Hathaway, Inc., Class B+ .....           485      1,130,050
CIGNA Corp. ............................         2,485        206,131
UnumProvident Corp. ....................         6,200        156,550
                                                         ------------
                                                           10,466,470
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE -- 13.5%
DRUGS -- 5.4%
Abbott Laboratories, Inc. ..............         8,500   $    440,725
Allergan, Inc. .........................         2,400        159,120
American Home Products Corp. ...........        13,030        758,998
Amgen, Inc.+ ...........................         4,500        264,465
Biovail Corp.+ .........................         4,700        218,080
Bristol-Myers Squibb Co. ...............         9,325        518,097
Caremark Rx, Inc.+ .....................        10,900        181,812
Cephalon, Inc.+ ........................         5,700        284,316
Genentech, Inc.+ .......................         2,500        110,000
Human Genome Sciences, Inc.+ ...........         7,300        225,643
IDEC Pharmaceuticals Corp.+ ............         5,800        287,506
Merck & Co., Inc. ......................         3,000        199,800
Pfizer, Inc. ...........................        53,810      2,157,781
Pharmacia Corp. ........................         2,000         81,120
Schering-Plough Corp. ..................         2,500         92,750
TEVA Pharmaceutical Industries Ltd.
 ADR ...................................         2,300        139,035

HEALTH SERVICES -- 4.2%
AdvancePCS+ ............................         4,400        315,832
HCA, Inc. ..............................        35,710      1,582,310
Laboratory Corp. of America
 Holdings+ .............................         9,155        740,182
Omnicell, Inc.+ ........................        16,000        120,000
Tenet Healthcare Corp.+ ................        21,460      1,280,089
Trigon Healthcare, Inc.+ ...............         3,900        255,450
UnitedHealth Group, Inc. ...............         4,975        330,837
Wellpoint Health Networks, Inc.,
 Class A+ ..............................         1,000        109,150

MEDICAL PRODUCTS -- 3.9%
ArthroCare Corp.+ ......................         7,200        141,120
Baxter International, Inc. .............         6,000        330,300
Cardinal Health, Inc. ..................        21,030      1,555,168
DENTSPLY International, Inc. ...........         7,200        330,768
Johnson & Johnson Co. ..................        16,342        905,347
McKesson HBOC, Inc. ....................        19,090        721,411
Myriad Genetics, Inc.+ .................         1,500         45,960
St. Jude Medical, Inc.+ ................         4,700        321,715
Wright Medical Group, Inc.+ ............         4,900         83,006
                                                         ------------
                                                           15,287,893
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 5.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co. .............................         8,350        279,725
Embraer Aircraft Corp ADR ..............         7,400         94,350
Raytheon Co. ...........................        11,235        390,416

BUSINESS SERVICES -- 3.4%
Apollo Group, Inc., Class A+ ...........         5,600        235,368
Cendant Corp.+ .........................        15,000        192,000
General Electric Co. ...................        16,500        613,800
Global Industries Ltd.+ ................         1,700          9,265
Mobile Mini, Inc.+ .....................         1,100         28,556
Pierce Leahy Corp.+ ....................         5,000          5,063

----------------
6

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Princeton Review, Inc.+ ................        15,800   $     98,750
Republic Services, Inc., Class A+ ......        16,700        270,540
TMP Worldwide, Inc.+ ...................        12,485        354,449
Waste Connections, Inc.+ ...............        20,700        558,900
Waste Management, Inc. .................        31,000        828,940
Waters Corp.+ ..........................        20,035        716,652

MACHINERY -- 0.1%
Deere & Co. ............................         4,000        150,440

MULTI-INDUSTRY -- 0.7%
Tyco International Ltd. ................        17,505        796,477

TRANSPORTATION -- 1.0%
Arkansas Best Corp.+ ...................        10,300        213,313
Heartland Express, Inc.+ ...............         5,300        121,847
J.B. Hunt Transport Services, Inc.+ ....         6,500         86,775
Landstar System, Inc.+ .................         5,400        345,600
Offshore Logistics, Inc.+ ..............         5,000         95,950
RailWorks Corp.+ .......................        14,100          2,538
United Parcel Service, Inc.,
 Class B ...............................         1,700         88,366
Werner Enterprises, Inc. ...............         8,800        147,136
                                                         ------------
                                                            6,725,216
                                                         ------------

INFORMATION & ENTERTAINMENT -- 10.1%
BROADCASTING & MEDIA -- 9.3%
America Movil SA de CV ADR .............        18,435        273,391
AOL Time Warner, Inc.+ .................        78,747      2,606,526
AT&T Wireless Services, Inc.+ ..........        35,345        528,054
Cablevision Systems Corp.+ .............        30,060      1,230,657
Cablevision Systems Corp. -- Rainbow
 Media Group+ ..........................        13,745        278,336
Charter Communications, Inc.,
 Class A+ ..............................        39,585        490,062
Clear Channel Communications, Inc.+ ....         9,300        369,675
Comcast Corp., Class A+ ................        57,825      2,074,183
EchoStar Communications Corp.,
 Class A+ ..............................        13,600        316,472
Fox Entertainment Group, Inc.,
 Class A+ ..............................        14,700        280,770
Liberty Media Corp.+ ...................       114,106      1,449,146
Pegasus Communications Corp.+ ..........         7,000         49,000
Viacom, Inc., Class B+ .................         9,348        322,506
Westwood One, Inc.+ ....................         8,000        178,000

LEISURE & TOURISM -- 0.8%
Atlantic Coast Airlines Holdings,
 Inc.+ .................................        14,300        190,190
Marriott International, Inc.,
 Class A ...............................         3,800        126,920
Mesa Air Group, Inc.+ ..................        23,800         77,588
Royal Caribbean Cruises Ltd. ...........         4,700         50,431
SkyWest, Inc. ..........................        13,600        227,392
Southwest Airlines Co. .................        17,200        255,248
                                                         ------------
                                                           11,374,547
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 14.1%
COMMUNICATION EQUIPMENT -- 1.0%
Cisco Systems, Inc.+ ...................        18,000   $    219,240
Extreme Networks, Inc.+ ................         3,500         24,185
ONI Systems Corp.+ .....................         4,300         17,329
QUALCOMM, Inc.+ ........................        12,000        570,480
Symbol Technologies, Inc. ..............        33,352        349,863

COMPUTER SERVICES -- 0.6%
Answerthink, Inc.+ .....................        31,300        147,110
Sapient Corp.+ .........................         1,005          3,869
Synopsys, Inc.+ ........................         5,800        232,637
VeriSign, Inc.+ ........................         6,365        266,694

COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
Brocade Communications Systems,
 Inc.+ .................................        16,040        225,041
Dell Computer Corp.+ ...................         5,000         92,650
International Business Machines
 Corp. .................................         4,000        369,200

COMPUTER SOFTWARE -- 1.9%
Electronic Arts, Inc.+ .................        24,545      1,120,970
Microsoft Corp.+ .......................        15,000        767,550
PeopleSoft, Inc.+ ......................         5,200         93,808
THQ, Inc.+ .............................         3,800        163,970

ELECTRONICS -- 4.4%
Alpha Industries, Inc.+ ................         2,500         48,425
Analog Devices, Inc.+ ..................        40,405      1,321,243
ASM Lithography Holdings NV+ ...........        30,890        346,277
Celestica, Inc.+ .......................        26,680        728,364
Flextronics International Ltd.+ ........        39,610        655,149
General Motors Corp., Class H+ .........        14,400        191,952
Integrated Device Technology, Inc.+ ....         5,600        112,672
Intel Corp. ............................        10,300        210,532
KLA-Tencor Corp.+ ......................         5,005        158,058
L-3 Communications Holdings, Inc.+ .....         3,800        332,310
Maxim Integrated Products, Inc.+ .......         9,840        343,810
PerkinElmer, Inc. ......................        18,750        492,000
TriQuint Semiconductor, Inc.+ ..........         4,500         71,955

INTERNET CONTENT -- 0.4%
eBay, Inc.+ ............................         7,165        327,799
University of Phoenix Online+ ..........         3,600        111,456

INTERNET SOFTWARE -- 0.6%
Openwave Systems, Inc.+ ................        49,470        630,742
Riverstone Networks, Inc.+ .............            46            242

TELECOMMUNICATIONS -- 4.6%
Amdocs Ltd.+ ...........................         2,400         63,960
China Unicom Ltd. ADR+ .................        43,290        467,532
CIENA Corp.+ ...........................         5,800         59,682
Cox Communications, Inc., Class A+ .....        19,330        807,028
Motorola, Inc. .........................         6,000         93,600
Nokia Ab Oyj+ ..........................        13,830        225,918
Nokia Corp. ADR ........................       146,290      2,289,439

----------------
8

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
NTT DoCoMo, Inc. .......................            70   $    945,390
Verizon Communications, Inc. ...........         4,732        256,049
                                                         ------------
                                                           15,956,180
                                                         ------------

MATERIALS -- 0.9%
CHEMICALS -- 0.1%
Dow Chemical Co. .......................         4,000        131,040
Sigma-Aldrich Corp. ....................           825         37,290

FOREST PRODUCTS -- 0.4%
Georgia-Pacific Group ..................        14,500        417,455

METALS & MINERALS -- 0.4%
Alcoa, Inc. ............................         6,500        201,565
Shaw Group, Inc.+ ......................         7,200        202,824
                                                         ------------
                                                              990,174
                                                         ------------

UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 0.8%
Dominion Resources, Inc. ...............        13,010        772,144
Mirant Corp.+ ..........................         5,200        113,880

GAS & PIPELINE UTILITIES -- 1.5%
American Water Works, Inc. .............         4,500        177,750
Dynegy, Inc., Class A ..................         5,400        187,110
El Paso Corp. ..........................        13,595        564,872
Enron Corp. ............................        30,025        817,581

TELEPHONE -- 0.3%
AT&T Corp. .............................        12,000        231,600
SBC Communications, Inc.  ..............         1,200         56,544
                                                         ------------
                                                            2,921,481
                                                         ------------
TOTAL COMMON STOCK (cost $93,243,065)...                   71,611,808
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
XO Communications, Inc. Series B
 13.50%(1)(cost $3,324).................             5            620
                                                         ------------

BONDS & NOTES -- 24.9%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.9%
APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 6.80% 2003 ..........  $      5,000          3,800
Levi Strauss & Co. 7.00% 2006 ..........        15,000          9,600
Levi Strauss & Co. 11.63% 2008* ........        15,000         10,650
Westpoint Stevens, Inc. 7.88% 2008 .....        20,000          6,800

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE -- 0.2%
Accuride Corp., Series B 9.25% 2008 ....  $     15,000   $      8,100
DaimlerChrysler North America Holding
 Corp. 7.75% 2005 ......................        90,000         95,325
Dana Corp. 9.00% 2011* .................        15,000         13,200
Delco Remy International, Inc. 8.63%
 2007 ..................................         5,000          4,925
LDM Technologies, Inc., Series B 10.75%
 2007 ..................................         5,000          2,750
Lear Corp., Series B 8.11% 2009 ........        40,000         39,623
Navistar International Corp. 8.00%
 2008 ..................................        20,000         17,400
Navistar International Corp. 9.38%
 2006 ..................................        10,000          9,650

HOUSING -- 0.5%
Beazer Homes USA, Inc. 8.63% 2011 ......         5,000          4,750
Centex Corp. 7.88% 2011 ................       110,000        112,862
KB HOME 9.50% 2011 .....................        10,000          9,350
Lowe's Cos., Inc. 8.25% 2010 ...........       170,000        192,619
Masco Corp. 6.00% 2004 .................        75,000         77,414
Pulte Homes, Inc. 7.88% 2011* ..........        45,000         42,499
Pulte Homes, Inc. 8.13% 2011 ...........       110,000        105,098
Standard Pacific Corp. 8.00% 2008 ......        10,000          9,100
Standard Pacific Corp. 8.50% 2007 ......        10,000          9,450
Webb (Del E.) Corp. 10.25% 2010 ........         5,000          5,250

RETAIL -- 0.2%
Duane Reade, Inc. 9.25% 2008 ...........        30,000         29,400
Kroger Co. 7.38% 2005 ..................        25,000         26,645
Penney (JC) Co., Inc. 7.38% 2008 .......         5,000          4,525
Rite Aid Corp. 7.13% 2007 ..............        25,000         20,750
Rite Aid Corp. 11.25% 2008* ............        10,000         10,100
Sealy Mattress Co., Series B zero coupon
 2007(2) ...............................        20,000         16,000
Wal-Mart Stores, Inc. 7.55% 2030 .......       110,000        122,747
                                                         ------------
                                                            1,020,382
                                                         ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Aurora Foods, Inc., Series B 8.75%
 2008 ..................................        10,000          7,950
Nash Finch Co., Series B 8.50% 2008 ....        10,000          9,500
New World Pasta Co. 9.25% 2009 .........        10,000          7,600
Panamerican Beverage, Inc. 8.13%
 2003 ..................................        30,000         30,995
PepsiAmericas, Inc. 6.38% 2009 .........        65,000         64,554
Tyson Foods, Inc. 6.63% 2004* ..........       110,000        109,794
                                                         ------------
                                                              230,393
                                                         ------------

ENERGY -- 0.3%
ENERGY SERVICES -- 0.0%
ICO, Inc., Series B 10.38% 2007 ........         5,000          4,450
Key Energy Services, Inc., Series B
 14.00% 2009 ...........................         5,000          5,750
Pride International, Inc. 10.00%
 2009 ..................................         5,000          5,250
Pride Petroleum Services, Inc. 9.38%
 2007 ..................................        10,000         10,300

ENERGY SOURCES -- 0.3%
Clark Refining & Marketing, Inc. 8.38%
 2007 ..................................        15,000         12,300
Energy Corp. of America, Series A 9.50%
 2007 ..................................        20,000         15,150
Forest Oil Corp. 8.00% 2008* ...........         8,000          7,760

----------------
10

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Husky Oil Ltd. 7.55% 2016 ..............  $     70,000   $     69,898
NRG Energy, Inc. 7.75% 2011 ............       120,000        125,911
Peabody Energy Corp. 9.63% 2008 ........         8,000          8,300
Petroleos Mexicanos, Series P 9.50%
 2027 ..................................       120,000        127,200
Plains Resources, Inc., Series B 10.25%
 2006 ..................................        10,000         10,200
Plains Resources, Inc., Series D 10.25%
 2006 ..................................        10,000         10,100
                                                         ------------
                                                              412,569
                                                         ------------

FINANCE -- 5.9%
BANKS -- 1.2%
Bank of America Corp. 7.40% 2011 .......       130,000        142,020
Bank of America Corp. 9.38% 2009 .......        32,000         38,680
Credit National 7.00% 2005 .............        80,000         85,052
First Republic Bank 7.75% 2012 .........        25,000         22,598
First Union-Lehman Brothers Commercial
 Mortgage Corp. 6.60% 2029 .............       115,000        121,884
National Australia Bank Ltd. 8.60%
 2010 ..................................       200,000        235,346
National City Corp. 7.20% 2005 .........        80,000         85,639
NBD Bank NA 8.25% 2024 .................        25,000         29,043
Overseas-Chinese Banking Corp., Ltd.
 7.75% 2011* ...........................       140,000        145,282
Royal Bank of Scotland Group PLC 6.40%
 2009 ..................................       110,000        111,763
Scotland International Finance 7.70%
 2010* .................................       210,000        228,572
U.S. Bancorp 7.50% 2026 ................       100,000        109,657
Western Financial Bank 8.88% 2007 ......        10,000          9,600

FINANCIAL SERVICES -- 2.5%
Aesop Funding II LLC 6.14% 2006* .......        60,000         63,114
Aesop Funding II LLC 6.40% 2003* .......        50,000         51,370
American General Finance Corp.,
 Series E 6.25% 2002# ..................       100,000        103,648
Asset Securitization Corp. 6.75%
 2041 ..................................        50,000         53,117
Asset Securitization Corp. 7.40%
 2029 ..................................       150,000        160,331
Athena Neurosciences Finance LLC 7.25%
 2008 ..................................       150,000        159,507
AXA Financial, Inc. 7.00% 2028 .........        60,000         57,464
Chase Credit Card Master Trust 6.19%
 2005 ..................................        60,000         62,260
CIT Group, Inc. 7.50% 2003 .............       110,000        117,383
Citigroup, Inc. 6.75% 2005 .............       160,000        171,685
CS First Boston Mortgage Securities
 Corp. 7.15% 2029 ......................        80,000         85,636
CS First Boston Mortgage Securities
 Corp. 7.24% 2029 ......................        70,000         75,911
Dime Capital Trust I, Series A 9.33%
 2027 ..................................        20,000         22,043
DLJ Mortgage Acceptance Corp. 6.82%
 2007* .................................       100,000        107,007
Erac USA Finance Co. 8.00% 2011* .......       150,000        154,874
Fleet Mortgage Group, Inc., Series A
 6.84% 2003 ............................        30,000         31,465
Ford Motor Credit Co. 7.38% 2009 .......       150,000        153,783
General Electric Capital Corp. 8.70%
 2007 ..................................        50,000         58,436
General Motors Acceptance Corp. 7.63%
 2003 ..................................        60,000         63,139
MBNA Master Credit Card Trust 6.90%
 2008 ..................................       100,000        108,666
Merrill Lynch Mortgage Investors, Inc.
 6.54% 2029 ............................       100,000        105,935
Morgan Stanley, Dean Witter & Co. 6.39%
 2033 ..................................       110,000        114,842
Popular North America, Inc., Series D
 6.63% 2002 ............................        35,000         35,850
PP&L Transition Bond LLC 7.05% 2009 ....       118,000        130,216
Principal Financial Group 8.20%
 2009* .................................       120,000        132,266
Private Export Funding Corp. 6.62%
 2005 ..................................       120,000        129,080

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Private Export Funding Corp., Series C
 6.31% 2004 ............................  $    100,000   $    108,328
Private Export Funding Corp., Series YY
 7.03% 2003 ............................        35,000         37,555
Sun Canada Financial Co. 6.63% 2007* ...        65,000         64,952
Tembec Finance Corp. 9.88% 2005 ........         5,000          4,950
Toyota Motor Credit Corp. 5.63% 2003 ...        70,000         73,004

INSURANCE -- 2.2%
AAG Holding Co., Inc. 6.88% 2008 .......       100,000         97,805
Abbey National PLC, Series E 6.69%
 2005 ..................................       100,000        106,896
Ace Capital Trust II 9.70% 2030 ........       150,000        158,866
Allstate Corp. 7.88% 2005 ..............       157,000        171,391
Allstate Financial II 7.83% 2045 .......        24,000         22,634
American Financial Group, Inc. 7.13%
 2009 ..................................        25,000         23,886
American General Corp. 6.75% 2005# .....        50,000         52,675
AmerUs Life Group Co. 6.95% 2005 .......        90,000         90,178
CIGNA Corp. 7.40% 2007 .................        45,000         49,281
CIGNA Corp. 7.88% 2027 .................        69,000         71,835
CIGNA Corp. 8.25% 2007 .................        30,000         34,034
Conseco, Inc. 10.75% 2008 ..............        20,000         16,400
Everest Reinsurance Holdings, Inc. 8.75%
 2010 ..................................       150,000        170,833
Farmers Insurance Exchange 8.50%
 2004* .................................       140,000        151,857
Florida Windstorm Underwriting
 Associates, Inc. 7.13% 2019* ..........       140,000        140,189
ING Groep N.V. 8.00% 2006 ..............        85,000         95,127
Jackson National Life Insurance Co.
 8.15% 2027* ...........................        22,000         23,455
Liberty Financial Cos., Inc. 6.75%
 2008 ..................................        65,000         68,012
Lumbermens Mutual Casualty Co. 8.30%
 2037* .................................       130,000        107,302
Lumbermens Mutual Casualty Co. 9.15%
 2026* .................................        90,000         83,314
Metropolitan Life Insurance Co. 7.70%
 2015* .................................        60,000         65,440
MONY Group, Inc. 7.45% 2005 ............       170,000        179,714
Provident Financing Trust I 7.41%
 2038 ..................................        50,000         41,652
Prudential Financial Corp. 6.88%
 2003* .................................       125,000        130,044
UnumProvident Corp. 6.75% 2028 .........       130,000        111,882
UnumProvident Corp. 7.63% 2011 .........        25,000         26,539
W.R. Berkley Capital Trust 8.20%
 2045 ..................................       185,000        154,900
                                                         ------------
                                                            6,609,094
                                                         ------------

HEALTHCARE -- 0.7%
DRUGS -- 0.2%
ALARIS Medical Systems, Inc. 9.75%
 2006 ..................................        40,000         32,000
American Home Products Corp. 6.25%
 2006 ..................................       180,000        190,476
Bergen Brunswig Corp. 7.38% 2003 .......         5,000          5,038
Omnicare, Inc. 8.13% 2011* .............         5,000          5,050
Warner Chilcott, Inc. 12.63% 2008 ......        15,000         15,900

HEALTH SERVICES -- 0.3%
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000         10,100
Beverly Enterprises, Inc. 9.63%
 2009* .................................         5,000          5,175
Columbia/HCA Healthcare Corp. 7.25%
 2008 ..................................        10,000         10,150
Humana, Inc. 7.25% 2006 ................        50,000         51,339
Tenet Healthcare Corp. 7.88% 2003 ......        20,000         20,800
Tenet Healthcare Corp., Series B 8.13%
 2008 ..................................        10,000         10,600
Triad Hospitals, Inc. 8.75% 2009 .......         5,000          5,100

----------------
12

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Triad Hospitals Holdings, Inc.,
 Series B 11.00% 2009 ..................  $     10,000   $     10,775
UnitedHealth Group, Inc. 7.50% 2005 ....       160,000        173,830

MEDICAL PRODUCTS -- 0.2%
ALARIS Medical, Inc. zero coupon
 2008(2) ...............................        10,000          4,400
Beckman Coulter, Inc. 7.10% 2003 .......        40,000         41,315
Beckman Coulter, Inc. 7.45% 2008 .......         5,000          5,260
Bio-Rad Laboratories, Inc. 11.63%
 2007 ..................................         7,000          7,542
Cardinal Health, Inc. 7.00% 2026 .......       120,000        126,251
CONMED Corp. 9.00% 2008 ................        25,000         24,500
MEDIQ/PRN Life Support Services, Inc.
 11.00% 2008(3)(4) .....................        10,000              0
Packard BioScience, Inc. 9.38% 2007 ....         5,000          5,150
Physician Sales & Service, Inc. 8.50%
 2007 ..................................        10,000          9,400
Universal Hospital Services, Inc. 10.25%
 2008 ..................................        15,000         14,100
                                                         ------------
                                                              784,251
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Dunlop Standard Aerospace Holdings PLC
 11.88% 2009 ...........................        10,000          9,300
K & F Industries, Inc., Series B 9.25%
 2007 ..................................        10,000          9,200
SCL Term Aereo Santiago SA 6.95%
 2012* .................................       180,000        183,850

BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc. 10.00%
 2009 ..................................        15,000         15,000
Federal Express Corp. 6.72% 2022 .......        76,099         75,744
Iron Mountain, Inc. 8.13% 2008 .........         5,000          4,875
Neenah Corp., Series F 11.13% 2007 .....         5,000          2,950
Pacifica Papers, Inc. 10.00% 2009 ......         5,000          5,075
Quebecor Media, Inc. zero coupon
 2011*(2) ..............................        35,000         18,900
Quebecor World, Inc. 8.38% 2008 ........         5,000          5,238
Resolution Performance Products, Inc.
 13.50% 2010 ...........................         5,000          5,150
Waste Management, Inc. 7.00% 2006 ......        60,000         63,269
Waste Management, Inc. 7.13% 2007 ......       120,000        124,957

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007 .............        15,000         10,050
Grove Worldwide, Inc., LLC 9.25%
 2008(3) ...............................        10,000            350
Hayes Lemmerz International, Inc. 11.88%
 2006* .................................         5,000          2,900
Hayes Lemmerz International, Inc.,
 Series B 9.13% 2007 ...................        10,000          2,000
Hayes Wheels International, Inc. 9.13%
 2007 ..................................        15,000          3,300
Numatics, Inc., Series B 9.63% 2008 ....         5,000          2,700
Roller Bearing Co. of America, Inc.,
 Series B 9.63% 2007 ...................         5,000          4,250
Westinghouse Air Brake Co., Series B2
 9.38% 2005 ............................         5,000          4,950

MULTI-INDUSTRY -- 0.1%
American Standard Cos., Inc. 7.63%
 2010 ..................................         5,000          4,913
Fortune Brands, Inc. 7.13% 2004* .......       130,000        136,795

TRANSPORTATION -- 0.1%
AMR Corp. 9.88% 2020 ...................        30,000         24,647
Anthony Crane Rental LP 10.38% 2008 ....        10,000          4,350
Atlas Air, Inc. 9.38% 2006 .............        10,000          5,900

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Atlas Air, Inc. 10.75% 2005 ............  $     10,000   $      6,800
                                                         ------------
                                                              737,413
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.3%
BROADCASTING & MEDIA -- 1.0%
Ackerley Group, Inc. 9.00% 2009 ........        20,000         15,800
Adelphia Communications Corp. 9.38%
 2009 ..................................        10,000          8,500
Adelphia Communications Corp., Series B
 8.38% 2008 ............................         5,000          4,200
American Color Graphics, Inc. 12.75%
 2005 ..................................        10,000          9,550
AT&T Wireless Services, Inc. 7.88%
 2011* .................................       120,000        128,035
Cablevision SA 13.75% 2009 .............         5,000          2,250
Century Communications Corp., Series B
 zero coupon 2008(2) ...................        30,000         12,900
Charter Communications Holdings Capital
 Corp., LLC zero coupon 2011(2) ........        30,000         17,700
Charter Communications Holdings Capital
 Corp., LLC 8.63% 2009 .................        25,000         22,250
Classic Cable, Inc. 10.50% 2010(3) .....        25,000          9,250
Comcast Cable Communications Corp. 8.50%
 2027 ..................................        15,000         16,394
Crown Castle International Corp. zero
 coupon 2007#(2) .......................        15,000         11,625
CSC Holdings, Inc. 7.63% 2011* .........         5,000          4,983
EchoStar DBS Corp. 9.38% 2009 ..........        35,000         34,125
Frontiervision Holdings LP zero coupon
 2007(2) ...............................        10,000         10,100
Frontiervision Holdings LP, Series B
 zero coupon 2007(2) ...................         5,000          5,025
Granite Broadcasting Corp. 8.88%
 2008 ..................................        10,000          6,800
Insight Communications, Inc. zero coupon
 2011(2) ...............................        15,000          7,950
Interpublic Group Cos., Inc. 7.25%
 2011* .................................        90,000         90,770
IT Group, Inc. 11.25% 2009 .............         5,000          4,500
LIN Holdings Corp. zero coupon
 2008(2) ...............................        35,000         25,375
Mediacom Broadband LLC 11.00% 2013* ....        10,000         10,200
News America Holdings, Inc. 8.00%
 2016 ..................................       180,000        186,707
Reed Elsevier Capital, Inc. 6.13%
 2006 ..................................       190,000        196,249
Rogers Communications, Inc. 8.88%
 2007 ..................................         5,000          4,775
Scholastic Corp. 7.00% 2003 ............        35,000         36,899
Sun Media Corp. 9.50% 2007 .............        15,000         14,325
Telewest Communications PLC 9.88%
 2010 ..................................        30,000         17,700
United Pan-Europe Communications 11.25%
 2010 ..................................         5,000            700
United Pan-Europe Communications 11.50%
 2010 ..................................        15,000          2,100
Viacom, Inc. 7.70% 2010 ................       100,000        109,354
Viacom, Inc. 7.75% 2005 ................        40,000         43,508
Young Broadcasting, Inc. 10.00%
 2011* .................................        10,000          8,000

ENTERTAINMENT PRODUCTS -- 0.0%
Hasbro, Inc. 8.50% 2006 ................         9,000          8,415
True Temper Sports, Inc., Series B
 10.88% 2008 ...........................        25,000         25,000

LEISURE & TOURISM -- 0.3%
Air Canada, Inc. 10.25% 2011 ...........        20,000          8,600
Continental Airlines, Inc., Series A
 6.65% 2017 ............................        36,653         33,041
Continental Airlines, Inc., Series B
 6.47% 2006 ............................        32,840         31,561
Delta Air Lines, Inc. 7.92% 2010 .......        95,000         93,717
Harrah's Operating Co., Inc. 8.00%
 2011 ..................................       120,000        118,588
John Q. Hammons Hotels, Inc. 8.88%
 2004 ..................................        15,000         13,800
Mandalay Resort Group 9.25% 2005 .......        15,000         13,800
MGM Mirage, Inc. 8.38% 2011 ............         5,000          4,500

----------------
14

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Station Casinos, Inc. 8.88% 2008 .......  $      5,000   $      4,400
US Airways, Inc. 7.08% 2021 ............        49,913         48,231
                                                         ------------
                                                            1,482,252
                                                         ------------

INFORMATION TECHNOLOGY -- 0.8%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007 ...        10,000          2,000

COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 .....       110,000        114,979

COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Boise Cascade Office Products Corp.
 7.05% 2005 ............................       125,000        128,292
Seagate Technology International 12.50%
 2007* .................................        10,000          9,900

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008 ......        20,000         16,000
Amkor Technology, Inc. 10.50% 2009 .....        15,000         12,000
Amphenol Corp. 9.88% 2007 ..............         3,000          3,060
Eaton Corp. 7.65% 2029 .................       100,000        101,427
Fairchild Semiconductor International,
 Inc. 10.13% 2007 ......................        20,000         18,550
Fairchild Semiconductor International,
 Inc. 10.50% 2009 ......................         5,000          4,825
L-3 Communications Corp. 8.00% 2008 ....         5,000          5,050
SCG Holdings & Semiconductor Co.,
 Series B 12.00% 2009 ..................        20,000          8,800
Viasystems, Inc. 9.75% 2007 ............        15,000          3,000

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 10.75%
 2009(3) ...............................         5,000            550
Exodus Communications, Inc. 11.25%
 2008(3) ...............................         5,000            550
Exodus Communications, Inc. 11.63%
 2010(3) ...............................        40,000          4,400

INTERNET SOFTWARE -- 0.0%
PSINet, Inc. 11.00% 2009(3) ............         5,000            300
PSINet, Inc. 11.50% 2008(3) ............        15,000            900
PSINet, Inc., Series B 10.00%
 2005(3) ...............................        10,000            600

TELECOMMUNICATIONS -- 0.5%
Adelphia Business Solutions, Inc.,
 Series B 12.25% 2004 ..................        10,000          6,800
Adelphia Business Solutions, Inc.,
 Series B zero coupon 2003(2) ..........        10,000          4,500
Alaska Communications Systems Holdings,
 Inc. 9.38% 2009 .......................        10,000          8,400
Compania de Telecomunicaciones de Chile
 7.63% 2006 ............................        30,000         31,004
Compania de Telecomunicaciones de Chile
 8.38% 2006 ............................        25,000         26,436
Flag Telecom Holdings Ltd. 11.63%
 2010 ..................................        10,000          3,600
GCI, Inc. 9.75% 2007 ...................        30,000         28,500
Global Crossing Holding Ltd. 8.70%
 2007 ..................................        15,000          6,225
Global Crossing Holding Ltd. 9.13%
 2006 ..................................        20,000          8,700
GT Group Telecom, Inc. zero coupon
 2010(2) ...............................        35,000          7,000
Insight Midwest LP Insight Capital 9.75%
 2009 ..................................        20,000         20,600
Insight Midwest LP Insight Capital
 10.50% 2010 ...........................         5,000          5,225
ITC Deltacom, Inc. 8.88% 2008 ..........        10,000          4,200
ITC Deltacom, Inc. 9.75% 2008 ..........        15,000          4,500
ITC Deltacom, Inc. 11.00% 2007 .........         5,000          2,350
KMC Telecom Holdings, Inc. zero coupon
 2008(2) ...............................        15,000            525
Level 3 Communications, Inc. 9.13%
 2008 ..................................        10,000          4,300

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Level 3 Communications, Inc. 11.25%
 2010 ..................................  $     15,000   $      6,750
Lucent Technologies, Inc. 7.25% 2006 ...        25,000         20,500
McLeodUSA, Inc. 8.13% 2009 .............        10,000          3,200
McLeodUSA, Inc. 8.38% 2008 .............        15,000          4,800
McLeodUSA, Inc. 9.25% 2007 .............         5,000          1,700
McLeodUSA, Inc. 9.50% 2008 .............        30,000         10,200
Nextel Communications, Inc. zero coupon
 2007(2) ...............................        30,000         17,400
Nextel Communications, Inc. 9.38%
 2009 ..................................        20,000         12,200
Nextel Communications, Inc. 9.50%
 2011 ..................................         5,000          3,050
NTL Communications Corp., Series B zero
 coupon 2008(2) ........................        40,000         12,400
RCN Corp. 10.00% 2007 ..................         6,000          2,160
RCN Corp. zero coupon 2007(2) ..........        16,000          3,680
Rogers Cantel, Inc. 9.38% 2008 .........         5,000          4,750
Rogers Wireless, Inc. 9.63% 2011 .......        20,000         19,200
Satelites Mexicanos SA de CV, Series B
 10.13% 2004 ...........................        10,000          6,000
Telecom De Puerto Rico, Inc. 6.65%
 2006 ..................................       190,000        194,585
Telecommunications Techniques Co. LLC
 9.75% 2008 ............................        10,000          6,000
Time Warner Telecom, Inc. 9.75% 2008 ...        10,000          6,900
Time Warner Telecom, Inc. 10.13%
 2011 ..................................         5,000          3,450
Williams Communications Group, Inc.
 10.88% 2009 ...........................        10,000          4,200
WinStar Communications, Inc. 12.75%
 2010(3) ...............................        10,000             62
XO Communications, Inc. zero coupon
 2008(2) ...............................        15,000          1,950
                                                         ------------
                                                              953,185
                                                         ------------

MATERIALS -- 1.0%
CHEMICALS -- 0.4%
Georgia Gulf Corp. 10.38% 2007 .........        25,000         24,750
ICI Wilmington, Inc. 6.95% 2004 ........       215,000        224,415
Lyondell Chemical Co. 9.80% 2020 .......         5,000          4,800
Lyondell Chemical Co., Series B 9.88%
 2007 ..................................        30,000         27,600
Pioneer Americas Acquisition Corp.,
 Series B 9.25% 2007(3) ................         5,000          1,200
Potash Corp. Saskatchewan 7.75% 2011 ...        45,000         48,380
Praxair, Inc. 6.75% 2003 ...............        75,000         78,205
Sterling Chemicals, Inc. 12.38%
 2006(3) ...............................        10,000          7,800
Texas Petrochemicals Corp., Series B
 11.13% 2006 ...........................        10,000          7,700
Texas Petrochemicals Corp. 11.13%
 2006 ..................................        10,000          8,650

FOREST PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. 8.55%
 2010 ..................................       160,000        170,358
Caraustar Industries, Inc. 9.88%
 2011 ..................................        20,000         19,600
Consumers International, Inc. 10.25%
 2005(3) ...............................        10,000          3,800
Doman Industries Ltd. 8.75% 2004 .......         5,000          2,000
Doman Industries Ltd. 12.00% 2004 ......        10,000          9,000
Gaylord Container Corp. 9.75% 2007 .....        15,000         10,800
Gaylord Container Corp., Series B 9.38%
 2007 ..................................         5,000          3,600
Millar Western Forest Products Ltd.
 9.88% 2008 ............................         5,000          4,400
Owens-Illinois, Inc. 7.15% 2005 ........        10,000          7,900
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          3,750
Owens-Illinois, Inc. 7.50% 2010 ........        15,000         11,250
Owens-Illinois, Inc. 7.85% 2004 ........        15,000         12,525
Packaging Corp. of America 9.63%
 2009 ..................................         5,000          5,275

----------------
16

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Paperboard Industries International,
 Inc. 8.38% 2007 .......................  $     10,000   $      9,000
Sealed Air Corp. 8.75% 2008* ...........       140,000        133,614
Silgan Holdings, Inc. 9.00% 2009 .......         5,000          4,825
Sonoco Products Co. 7.00% 2004 .........       100,000        106,080
Stone Container Corp. 9.25% 2008 .......         5,000          5,000
Stone Container Corp. 9.75% 2011 .......        10,000         10,200
Tembec Industries, Inc. 8.50% 2011 .....         5,000          5,000

METALS & MINERALS -- 0.1%
AK Steel Corp. 7.88% 2009 ..............        25,000         23,250
Alcan, Inc. 6.45% 2011 .................        60,000         61,445
Algoma Steel, Inc. 12.38% 2005(3) ......        15,000          3,000
Century Aluminum Co. 11.75% 2008* ......         5,000          4,900
National Steel Corp. 9.88% 2009 ........        25,000          9,500
Phelps Dodge Corp. 8.75% 2011 ..........        70,000         71,857
United States Steel LLC 10.75% 2008* ...        20,000         18,600
Weirton Steel Corp. 10.75% 2005 ........         5,000          1,000
Weirton Steel Corp. 11.38% 2004 ........        25,000          5,000
                                                         ------------
                                                            1,170,029
                                                         ------------

MUNICIPAL BONDS -- 0.4%
MUNICIPAL BONDS -- 0.4%
Allentown Pennsylvania 6.20% 2005 ......       120,000        128,350
Fresno County California Pension
 Obligation 6.07% 2003 .................        50,000         52,318
Hudson County New Jersey Improvement
 Authority Facility 6.55% 2002 .........        45,000         46,770
Huntsville Alabama Solid Waste Disposal
 Authority 5.95% 2003 ..................        50,000         52,425
Miami Florida Revenue 7.25% 2003 .......        60,000         64,760
Southern California Public Power
 Authority Project 6.93% 2017 ..........        50,000         53,075
                                                         ------------
                                                              397,698
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
Republic of Argentina zero coupon
 2002(2) ...............................         5,000          4,700

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.3%
E.O.P. Operating LP 6.38% 2003 .........        60,000         61,761
Liberty Property LP 7.25% 2011 .........        75,000         76,639
Liberty Property LP 8.50% 2010 .........        70,000         77,156
Regency Centers LP 7.75% 2009 ..........       110,000        115,882
Susa Partnership LP 6.95% 2006 .........        40,000         41,381

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Avalonbay Communities, Inc. 7.50%
 2010 ..................................       190,000        200,096
                                                         ------------
                                                              572,915
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 10.7%
U.S. GOVERNMENT & AGENCIES -- 10.7%
Federal Home Loan Mortgage Corp. 6.00%
 2006-2028 .............................       241,080        245,054
Federal Home Loan Mortgage Corp. 6.50%
 2029 ..................................        93,464         95,363
Federal Home Loan Mortgage Corp. 6.55%
 2022 ..................................        32,000         33,730
Federal Home Loan Mortgage Corp. 6.75%
 2022 ..................................       105,000        109,926

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 7.00%
 2023 ..................................  $     12,000   $     12,547
Federal Home Loan Mortgage Corp. 7.50%
 2023-2028 .............................        98,309        102,574
Federal Home Loan Mortgage Corp. 7.75%
 2022 ..................................        35,984         38,154
Federal Home Loan Mortgage Corp. 8.50%
 2019 ..................................        12,892         13,901
Federal National Mortgage Association
 5.25% 2003 ............................       590,000        608,437
Federal National Mortgage Association
 5.75% 2008 ............................       955,000      1,006,627
Federal National Mortgage Association
 6.00% 2031 ............................        89,991         89,682
Federal National Mortgage Association
 6.18% 2008 ............................        19,279         20,221
Federal National Mortgage Association
 6.30% 2008 ............................        19,195         20,250
Federal National Mortgage Association
 6.34% 2008 ............................        18,790         19,852
Federal National Mortgage Association
 6.36% 2008 ............................        38,470         40,633
Federal National Mortgage Association
 6.43% 2008 ............................        19,192         20,367
Federal National Mortgage Association
 6.50% 2013 ............................       128,518        132,693
Federal National Mortgage Association
 7.04% 2007 ............................        19,130         20,759
Federal National Mortgage Association
 7.39% 2021 ............................        15,006         15,783
Federal National Mortgage Association
 7.50% 2030 ............................       390,039        405,395
Federal National Mortgage Association
 7.75% 2021 ............................        17,228         17,341
Federal National Mortgage Association
 8.00% 2006 ............................         5,666          6,012
Government National Mortgage Association
 7.00% 2022 ............................         6,461          6,744
Government National Mortgage Association
 7.25% 2027 ............................        65,289         68,094
Government National Mortgage Association
 7.50% 2023-2029 .......................       113,806        118,952
Government National Mortgage Association
 8.50% 2017 ............................        13,512         14,627
Government National Mortgage Association
 9.00% 2021 ............................         4,460          4,815
Overseas Private Investment Corp.,
 Series 96-A 6.99% 2009 ................       318,887        342,001
United States Treasury Bonds 5.25%
 2028-2029 .............................     2,295,000      2,215,387
United States Treasury Bonds 5.38%
 2031 ..................................     1,500,000      1,490,625
United States Treasury Bonds 6.13%
 2029 ..................................       700,000        763,000
United States Treasury Notes 3.63%
 2008 ..................................       670,518        696,078
United States Treasury Notes 4.75%
 2008 ..................................       300,000        306,798
United States Treasury Notes 5.50%
 2009 ..................................       600,000        640,686
United States Treasury Notes 5.88%
 2004 ..................................     2,000,000      2,144,060
United States Treasury Strip Bonds zero
 coupon 2012 ...........................       275,000        162,778
                                                         ------------
                                                           12,049,946
                                                         ------------

UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 0.9%
AES Corp. 8.88% 2011 ...................        15,000         12,300
American Electric Power Co., Inc. 6.13%
 2006 ..................................        75,000         77,527
Avista Corp. 9.75% 2008* ...............       160,000        167,515
Calpine Corp. 8.50% 2011 ...............        20,000         19,413
Calpine Corp. 8.63% 2010 ...............        20,000         19,597
Conectiv, Inc. 6.38% 2005 ..............        20,000         21,462
Mirant Americas Generation, Inc. 8.30%
 2011* .................................       140,000        147,967
Mirant Americas Generation, Inc. 9.13%
 2031* .................................        25,000         26,944
Peco Energy Transition Trust 6.52%
 2010 ..................................       110,000        117,624
Progress Energy, Inc. 7.10% 2011 .......       170,000        180,773
Public Service Electric & Gas Co.,
 Series A 8.88% 2003 ...................        11,000         11,825
Scottish Power PLC, Series H 6.38%
 2008 ..................................       100,000         99,451
UtiliCorp United, Inc. 6.88% 2004 ......        40,000         41,310
WESCO Distribution, Inc., Series B 9.13%
 2008 ..................................        15,000         12,525
Western Resources, Inc. 6.88% 2004 .....        15,000         14,292

----------------
18

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES -- 0.3%
Dynegy Holdings, Inc. 6.88% 2011 .......  $    130,000   $    132,675
Energen Corp. 7.63% 2010 ...............       130,000        140,645
Enron Corp. 9.63% 2006 .................        65,000         75,063
TELEPHONE -- 0.3%
GTE Corp. 6.36% 2006 ...................        95,000        100,413
Qwest Capital Funding, Inc. 6.25%
 2005 ..................................        90,000         91,738
Sprint Capital Corp. 6.13% 2008 ........        70,000         68,314
WorldCom, Inc. 7.55% 2004 ..............        40,000         42,019
WorldCom, Inc. 8.25% 2031 ..............        80,000         78,556
                                                         ------------
                                                            1,699,949
                                                         ------------
TOTAL BONDS & NOTES (cost
 $27,429,945)...........................                   28,124,775
                                                         ------------

WARRANTS -- 0.0%+
                                               WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
 7/15/07 ...............................            10             10
                                                         ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/01/10* ........            20            300
KMC Telecom Holdings, Inc.
 1/31/08*(4) ...........................            10              0
                                                         ------------
                                                                  300
                                                         ------------
TOTAL WARRANTS (cost $1,143)............                          310
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $120,677,477)..........................                   99,737,513
                                                         ------------

SHORT-TERM SECURITIES -- 6.4%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.9%
MCI Communications Corp. 6.13% due
 4/30/02 ...............................  $     30,000         30,333
Private Export Funding Corp., Series NN
 7.30% due 1/31/02 .....................       125,000        126,973
Prudential Funding Corp. 3.36% due
 10/01/01 ..............................     2,000,000      2,000,000
                                                         ------------
                                                            2,157,306
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 4.5%
Federal Home Loan Bank Consolidated
 Discount Notes 2.40% due 12/03/01 .....     1,900,000      1,892,020
Federal Home Loan Mortgage Corp. 3.15%
 due 10/01/01 ..........................     3,200,000      3,200,000
                                                         ------------
                                                            5,092,020
                                                         ------------
TOTAL SHORT-TERM SECURITIES
 (cost $7,247,598)......................                    7,249,326
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 9.3%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.3%
State Street Bank & Trust Co. Joint
 Repurchase Agreement Account
 (Note 3)...............................  $  5,367,000   $  5,367,000
UBS Warburg LLC Joint Repurchase
 Agreement Account (Note 3).............     4,000,000      4,000,000
UBS Warburg LLC Joint Repurchase
 Agreement Account (Note 3).............     1,165,000      1,165,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS
 (cost $10,532,000).....................                   10,532,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $138,457,075)                           103.9%  117,518,839
Liabilities in excess of other assets --         (3.9)   (4,430,085)
                                           ----------  ------------
NET ASSETS --                                   100.0% $113,088,754
                                           ==========  ============

-------------
+   Non-income producing security
#  Security represents an investment in an affiliated company; See Note 8
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond in default
(4) Fair valued security; see Note 2
ADR -- American Depositary Receipt

----------------
20

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

---------------------------------------------------------------------
      CONTRACT               IN           DELIVERY   GROSS UNREALIZED
     TO DELIVER         EXCHANGE FOR        DATE       APPRECIATION
---------------------------------------------------------------------
     EUR*    110,000     USD   100,016    11/09/01       $     40
     EUR*    300,000     USD   279,825    11/09/01          7,163
   JPY*   10,000,000     USD    84,291    10/26/01            229
   JPY    10,000,000     USD    85,937    11/09/01          1,793
     USD*      8,317   JPY   1,000,000    10/26/01             89
     USD*     33,318   JPY   4,000,000    10/26/01            309
     USD*     58,301   JPY   7,000,000    10/26/01            543
     USD*     16,250   JPY   2,000,000    10/26/01            563
     USD*     48,749   JPY   6,000,000    10/26/01          1,689
     USD*     67,782     EUR    80,000    10/26/01          4,943
     USD*    212,845     EUR   250,000    10/26/01         14,467
     USD*     51,293     HKD   400,000    11/02/01              0
     USD*     89,754     HKD   700,000    11/02/01              9
     USD*     42,364     EUR    50,000    11/02/01          3,089
     USD*     86,958     EUR   100,000    11/02/01          3,948
     USD*     24,723    JPY     300000    11/09/01            520
     USD*     24,723    JPY     300000    11/09/01            520
     USD      58,284   JPY   7,000,000    11/09/01            617
     USD*     53,845     EUR    60,000    11/09/01            687
     USD*     21,550     EUR    25,000    11/09/01          1,173
     USD*     79,209     EUR    90,000    11/09/01          2,590
     USD*     64,649     EUR     75,00    11/09/01          3,516
     USD*    222,740     EUR   250,000    11/09/01          4,479
     USD*     72,359     EUR    85,000    11/09/01          4,895
     USD*    167,677     EUR   190,000    11/09/01          5,009
     USD*     76,752     EUR    90,000    11/09/01          5,030
     USD*    185,327     EUR   210,000    11/09/01          5,536
     USD*    106,375     EUR   125,000    11/09/01          7,211
     USD*    183,025     EUR   215,000    11/09/01         12,383
     USD*    214,665     EUR   250,000    11/09/01         12,507
                                                         --------
                                                          105,547
                                                         --------

                                                     GROSS UNREALIZED
                                                       DEPRECIATION
---------------------------------------------------------------------
     EUR*    250,000     USD   223,500    10/26/01          (3,812)
     EUR*     80,000     USD    70,720    11/02/01          (2,006)
     EUR*    890,000     USD   790,231    11/09/01         (18,501)
     EUR     200,000     USD   168,924    11/09/01         (12,851)
     EUR*    150,000     USD   128,433    11/09/01          (7,926)
     EUR     200,000     USD   173,886    11/09/01          (7,926)
     EUR     200,000     USD   174,878    11/09/01          (6,934)
     EUR     150,000     USD   130,667    11/09/01          (5,665)
     EUR     200,000     USD   178,094    11/09/01          (3,681)
     EUR*    400,000     USD   360,632    11/09/01          (2,918)
     EUR*    300,000     USD   270,435    11/09/01          (2,226)
     EUR*    405,000     USD   365,918    11/09/01          (2,177)
     HKD*  1,245,000     USD   159,597    11/02/01             (53)
     HKD*  1,700,000     USD   217,954    11/02/01             (42)
     HKD   1,555,000     USD   199,372    11/02/01             (31)
     HKD     150,000     USD    19,234    11/02/01              (1)
   JPY*   36,000,000     USD   300,000    10/26/01          (2,625)
   JPY     8,000,000     USD    65,121    10/26/01          (2,129)
   JPY     4,400,000     USD    36,066    11/02/01            (940)
   JPY    15,000,000     USD    125784    11/09/01            (433)
     USD*     25,219   JPY   3,000,000    10/26/01              (0)
     USD*     69,887     HKD   545,000    11/02/01             (11)
     USD*     64,117     HKD   500,000    11/02/01              (5)
     USD*     19,876     HKD   155,000    11/02/01              (3)
     USD*     76,939     HKD   600,000    11/02/01              (1)
     USD*    159,142     EUR   175,000    11/09/01             (89)
                                                         ---------
                                                           (82,986)
                                                         ---------
Net Unrealized Appreciation........................      $  22,561
                                                         =========

-------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

EUR  -- Euro                                      JPY  -- Japanese Yen
HKD  -- Hong Kong Dollar                          USD  -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 48.5%
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.0%
AUTOMOTIVE -- 0.3%
American Axle & Manufacturing Holdings, Inc.+ ....         12,900   $    164,475
Dana Corp. .......................................          6,000         93,600
Ford Motor Co. ...................................          5,000         86,750
SPX Corp.+ .......................................          1,000         82,900

HOUSING -- 0.3%
Champion Enterprises, Inc.+ ......................         22,400        155,680
Clayton Homes, Inc. ..............................         16,200        197,640
Williams-Sonoma, Inc.+ ...........................          5,000        119,050

RETAIL -- 1.4%
Abercrombie & Fitch Co., Class A+ ................          4,400         77,396
Amazon.com, Inc.+ ................................         38,475        229,696
American Eagle Outfitters, Inc.+ .................          3,750         74,625
dELiA*s Corp., Class A+ ..........................         15,600         83,304
Home Depot, Inc. .................................          3,000        115,110
J. Jill Group, Inc.+ .............................          4,700         58,750
Kmart Corp.+ .....................................         13,000         90,870
Martha Stewart Living Omnimedia, Inc.,
 Class A+ ........................................         15,700        233,930
Talbots, Inc. ....................................          2,500         56,125
Target Corp. .....................................          6,000        190,500
Tiffany & Co. ....................................            190          4,113
Wal-Mart Stores, Inc. ............................         12,500        618,750
                                                                    ------------
                                                                       2,733,264
                                                                    ------------

CONSUMER STAPLES -- 1.4%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Anheuser-Busch Cos., Inc. ........................         11,050        462,774
Aurora Foods, Inc.+ ..............................            355          1,416
Coca-Cola Co. ....................................          5,050        236,593
Constellation Brands, Inc., Class A+ .............          7,400        308,284
Philip Morris Cos., Inc. .........................          5,000        241,450

HOUSEHOLD PRODUCTS -- 0.5%
Elizabeth Arden, Inc.+ ...........................          3,000         38,310
Gillette Co. .....................................          5,000        149,000
Newell Rubbermaid, Inc. ..........................         11,125        252,649
Procter & Gamble Co. .............................          2,000        145,580
Yankee Candle Co., Inc.+ .........................          7,700        131,670
                                                                    ------------
                                                                       1,967,726
                                                                    ------------

----------------
22

COMMON STOCK (CONTINUED)
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
ENERGY -- 2.0%
ENERGY SERVICES -- 0.5%
BJ Services Co.+ .................................          5,000   $     88,950
Global Marine, Inc.+ .............................          6,200         86,800
Grant Prideco, Inc.+ .............................          5,800         35,322
Nabors Industries, Inc.+ .........................         21,000        440,370
Weatherford International, Inc.+ .................          2,700         68,877

ENERGY SOURCES -- 1.5%
Anadarko Petroleum Corp. .........................         13,470        647,638
Apache Corp. .....................................          2,400        103,200
Arch Coal, Inc. ..................................          9,900        154,440
Devon Energy Corp. ...............................          3,100        106,640
Diamond Offshore Drilling, Inc. ..................          5,300        133,666
Exxon Mobil Corp. ................................          6,400        252,160
Petroleo Brasileiro SA ADR .......................         27,050        534,237
Valero Energy Corp. ..............................          3,000        105,300
                                                                    ------------
                                                                       2,757,600
                                                                    ------------

FINANCE -- 7.0%
BANKS -- 2.0%
Bank of America Corp. ............................          2,500        146,000
Fifth Third Bancorp ..............................          4,747        291,846
FleetBoston Financial Corp. ......................          8,000        294,000
Hibernia Corp., Class A ..........................         20,800        340,080
J.P. Morgan Chase & Co. ..........................         23,450        800,817
National City Corp. ..............................         17,100        512,145
PNC Financial Services Group, Inc. ...............          2,500        143,125
U.S. Bancorp .....................................          7,840        173,891

FINANCIAL SERVICES -- 3.5%
American Express Co. .............................          3,500        101,710
Capital One Financial Corp. ......................          3,600        165,708
Citigroup, Inc. ..................................         48,328      1,957,284
E*TRADE Group, Inc.+ .............................         51,255        310,093
Fannie Mae .......................................          5,820        465,949
Goldman Sachs Group, Inc. ........................          5,520        393,852
Instinet Group, Inc.+ ............................          8,900         87,131
Lehman Brothers Holdings, Inc. ...................          4,500        255,825
Mellon Financial Corp. ...........................          1,500         48,495
Morgan Stanley, Dean Witter & Co. ................          2,200        101,970
Nasdaq Gold Trust+ ...............................          6,000        173,880
Paychex, Inc. ....................................          7,400        233,174
USA Education, Inc. ..............................          5,100        422,841

INSURANCE -- 1.5%
AFLAC, Inc. ......................................         16,230        438,210
Allstate Corp. ...................................          9,660        360,801
Berkshire Hathaway, Inc., Class B+ ...............            410        955,300
CIGNA Corp. ......................................          2,025        167,974
UnumProvident Corp. ..............................          6,300        159,075
                                                                    ------------
                                                                       9,501,176
                                                                    ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
HEALTHCARE -- 10.5%
DRUGS -- 4.3%
Abbott Laboratories, Inc. ........................          8,800   $    456,280
Allergan, Inc. ...................................          2,500        165,750
American Home Products Corp. .....................         11,020        641,915
Amgen, Inc.+ .....................................          4,500        264,465
Biovail Corp.+ ...................................          5,100        236,640
Bristol-Myers Squibb Co. .........................          8,050        447,258
Caremark Rx, Inc.+ ...............................         11,900        198,492
Cephalon, Inc.+ ..................................          6,300        314,244
Genentech, Inc.+ .................................          2,500        110,000
Human Genome Sciences, Inc.+ .....................          7,900        244,189
IDEC Pharmaceuticals Corp.+ ......................          5,900        292,463
Merck & Co., Inc. ................................          3,000        199,800
Pfizer, Inc. .....................................         46,690      1,872,269
Pharmacia Corp. ..................................          2,000         81,120
Schering-Plough Corp. ............................          2,200         81,620
TEVA Pharmaceutical Industries Ltd. ADR ..........          2,300        139,035

HEALTH SERVICES -- 3.1%
AdvancePCS+ ......................................          4,800        344,544
HCA, Inc. ........................................         30,205      1,338,384
Laboratory Corp. of America Holdings+ ............          7,745        626,183
Omnicell, Inc.+ ..................................         16,400        123,000
Tenet Healthcare Corp.+ ..........................         18,925      1,128,876
Trigon Healthcare, Inc.+ .........................          4,200        275,100
UnitedHealth Group, Inc. .........................          4,210        279,965
Wellpoint Health Networks, Inc., Class A+ ........          1,000        109,150

MEDICAL PRODUCTS -- 3.1%
ArthroCare Corp.+ ................................          7,500        147,000
Baxter International, Inc. .......................          6,000        330,300
Cardinal Health, Inc. ............................         18,405      1,361,050
DENTSPLY International, Inc. .....................          7,900        362,926
Johnson & Johnson Co. ............................         17,044        944,238
McKesson HBOC, Inc. ..............................         16,150        610,308
Myriad Genetics, Inc.+ ...........................          1,500         45,960
St. Jude Medical, Inc.+ ..........................          5,200        355,940
Wright Medical Group, Inc.+ ......................          5,100         86,394
                                                                    ------------
                                                                      14,214,858
                                                                    ------------

INDUSTRIAL & COMMERCIAL -- 4.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Boeing Co. .......................................          7,065        236,678
Embraer Aircraft Corp ADR ........................          7,400         94,350
Raytheon Co. .....................................          9,155        318,136

BUSINESS SERVICES -- 2.9%
Apollo Group, Inc., Class A+ .....................          6,200        260,586
Cendant Corp.+ ...................................         15,000        192,000
General Electric Co. .............................         16,500        613,800
Global Industries Ltd.+ ..........................          1,800          9,810
Mobile Mini, Inc.+ ...............................          1,300         33,748
Pierce Leahy Corp.+ ..............................          5,000          5,062

----------------
24

COMMON STOCK (CONTINUED)
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Princeton Review, Inc.+ ..........................         16,000   $    100,000
Republic Services, Inc., Class A+ ................         18,300        296,460
TMP Worldwide, Inc.+ .............................         10,185        289,152
Waste Connections, Inc.+ .........................         22,600        610,200
Waste Management, Inc. ...........................         32,900        879,746
Waters Corp.+ ....................................         16,945        606,123

MACHINERY -- 0.1%
Deere & Co. ......................................          4,000        150,440

MULTI-INDUSTRY -- 0.5%
Tyco International Ltd. ..........................         16,270        740,285

TRANSPORTATION -- 0.9%
Arkansas Best Corp.+ .............................         10,500        217,455
Heartland Express, Inc.+ .........................          5,500        126,445
J.B. Hunt Transport Services, Inc.+ ..............          6,900         92,115
Landstar System, Inc.+ ...........................          5,900        377,600
Offshore Logistics, Inc.+ ........................          5,100         97,869
RailWorks Corp.+ .................................         13,800          2,484
United Parcel Service, Inc., Class B .............          1,700         88,366
Werner Enterprises, Inc. .........................          9,100        152,152
                                                                    ------------
                                                                       6,591,062
                                                                    ------------

INFORMATION & ENTERTAINMENT -- 7.5%
BROADCASTING & MEDIA -- 6.8%
America Movil SA de CV ADR .......................         15,595        231,274
AOL Time Warner, Inc.+ ...........................         69,163      2,289,295
AT&T Wireless Services, Inc.+ ....................         29,900        446,706
Cablevision Systems Corp.+ .......................         25,425      1,040,900
Cablevision Systems Corp. -- Rainbow Media
 Group+ ..........................................         11,630        235,508
Charter Communications, Inc., Class A+ ...........         33,485        414,544
Clear Channel Communications, Inc.+ ..............          9,900        393,525
Comcast Corp., Class A+ ..........................         49,020      1,758,347
EchoStar Communications Corp., Class A+ ..........         14,500        337,415
Fox Entertainment Group, Inc., Class A+ ..........         14,800        282,680
Liberty Media Corp.+ .............................         97,140      1,233,678
Pegasus Communications Corp.+ ....................          7,000         49,000
Viacom, Inc., Class B+ ...........................          8,318        286,971
Westwood One, Inc.+ ..............................          8,800        195,800

LEISURE & TOURISM -- 0.7%
Atlantic Coast Airlines Holdings, Inc.+ ..........         15,600        207,480
Marriott International, Inc., Class A ............          4,000        133,600
Mesa Air Group, Inc.+ ............................         24,100         78,566
Royal Caribbean Cruises Ltd. .....................          4,600         49,358
SkyWest, Inc. ....................................         14,800        247,456
Southwest Airlines Co. ...........................         18,700        277,508
                                                                    ------------
                                                                      10,189,611
                                                                    ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.5%
COMMUNICATION EQUIPMENT -- 0.8%
Cisco Systems, Inc.+ .............................         18,300   $    222,894
Extreme Networks, Inc.+ ..........................          3,500         24,185
ONI Systems Corp.+ ...............................          4,200         16,926
QUALCOMM, Inc.+ ..................................         12,200        579,988
Symbol Technologies, Inc. ........................         28,212        295,944

COMPUTER SERVICES -- 0.5%
Answerthink, Inc.+ ...............................         31,600        148,520
Sapient Corp.+ ...................................            725          2,791
Synopsys, Inc.+ ..................................          5,900        236,648
VeriSign, Inc.+ ..................................          5,385        225,632

COMPUTERS & BUSINESS EQUIPMENT -- 0.5%
Brocade Communications Systems, Inc.+ ............         13,565        190,317
Dell Computer Corp.+ .............................          5,000         92,650
International Business Machines Corp. ............          4,000        369,200

COMPUTER SOFTWARE -- 1.5%
Electronic Arts, Inc.+ ...........................         22,210      1,014,331
Microsoft Corp.+ .................................         15,000        767,550
PeopleSoft, Inc.+ ................................          5,300         95,612
THQ, Inc.+ .......................................          4,000        172,600

ELECTRONICS -- 3.2%
Alpha Industries, Inc.+ ..........................          2,600         50,362
Analog Devices, Inc.+ ............................         34,180      1,117,686
ASM Lithography Holdings NV+ .....................         26,130        292,917
Celestica, Inc.+ .................................         22,565        616,024
Flextronics International Ltd.+ ..................         33,505        554,173
General Motors Corp., Class H+ ...................         15,200        202,616
Integrated Device Technology, Inc.+ ..............          5,700        114,684
Intel Corp. ......................................          6,940        141,854
KLA-Tencor Corp.+ ................................          4,040        127,583
L-3 Communications Holdings, Inc.+ ...............          4,000        349,800
Maxim Integrated Products, Inc.+ .................          8,320        290,701
PerkinElmer, Inc. ................................         15,860        416,166
TriQuint Semiconductor, Inc.+ ....................          4,700         75,153

INTERNET CONTENT -- 0.3%
eBay, Inc.+ ......................................          6,060        277,245
University of Phoenix Online+ ....................          3,800        117,648

INTERNET SOFTWARE -- 0.4%
Openwave Systems, Inc.+ ..........................         42,510        542,002
Riverstone Networks, Inc.+ .......................             47            247

TELECOMMUNICATIONS -- 3.3%
Amdocs Ltd.+ .....................................          2,100         55,965
China Unicom Ltd. ADR+ ...........................         36,620        395,496
CIENA Corp.+ .....................................          5,800         59,682
Cox Communications, Inc., Class A+ ...............         16,350        682,612
Motorola, Inc. ...................................          6,500        101,400
Nokia Ab Oyj+ ....................................         17,513        286,082
Nokia Corp. ADR ..................................        118,480      1,854,212

----------------
26

COMMON STOCK (CONTINUED)
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
NTT DoCoMo, Inc. .................................             59   $    796,829
Verizon Communications, Inc. .....................          4,732        256,049
                                                                    ------------
                                                                      14,230,976
                                                                    ------------

MATERIALS -- 0.7%
CHEMICALS -- 0.1%
Dow Chemical Co. .................................          4,000        131,040
Sigma-Aldrich Corp. ..............................            670         30,284

FOREST PRODUCTS -- 0.3%
Georgia-Pacific Group ............................         14,700        423,213

METALS & MINERALS -- 0.3%
Alcoa, Inc. ......................................          6,500        201,565
Shaw Group, Inc.+ ................................          7,400        208,458
                                                                    ------------
                                                                         994,560
                                                                    ------------

UTILITIES -- 2.0%
ELECTRIC UTILITIES -- 0.6%
Dominion Resources, Inc. .........................         11,575        686,976
Mirant Corp.+ ....................................          5,700        124,830

GAS & PIPELINE UTILITIES -- 1.2%
American Water Works, Inc. .......................          4,900        193,550
Dynegy, Inc., Class A ............................          5,900        204,435
El Paso Corp. ....................................         11,925        495,484
Enron Corp. ......................................         25,400        691,642

TELEPHONE -- 0.2%
AT&T Corp. .......................................         12,000        231,600
SBC Communications, Inc.  ........................          1,200         56,544
                                                                    ------------
                                                                       2,685,061
                                                                    ------------
TOTAL COMMON STOCK (cost $84,401,263).............                    65,865,894
                                                                    ------------

PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
XO Communications, Inc., Series B 13.50%(1) (cost
 $6,651) .........................................             11          1,365
                                                                    ------------

BONDS & NOTES -- 38.9%                                PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.4%
APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 6.80% 2003 ....................  $      10,000          7,600
Levi Strauss & Co. 7.00% 2006 ....................         25,000         16,000
Levi Strauss & Co. 11.63% 2008 ...................         20,000         14,200
Westpoint Stevens, Inc. 7.88% 2008 ...............         35,000         11,900

                                                                ----------------

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008 ..............  $      35,000   $     18,900
DaimlerChrysler North America Holding Corp. 7.75%
 2005 ............................................        160,000        169,467
Dana Corp. 9.00% 2011* ...........................         30,000         26,400
Delco Remy International, Inc. 8.63% 2007 ........         20,000         19,700
LDM Technologies, Inc., Series B 10.75% 2007 .....         10,000          5,500
Lear Corp., Series B 8.11% 2009 ..................         70,000         69,341
Navistar International Corp. 8.00% 2008 ..........         25,000         21,750
Navistar International Corp. 9.38% 2006 ..........         20,000         19,300

HOUSING -- 0.8%
Beazer Homes USA, Inc. 8.63% 2011 ................         15,000         14,250
Centex Corp. 7.88% 2011 ..........................        220,000        225,724
KB HOME 9.50% 2011 ...............................         25,000         23,375
Lowe's Cos., Inc. 8.25% 2010 .....................        340,000        385,237
Masco Corp. 6.00% 2004 ...........................        150,000        154,828
Pulte Homes, Inc. 7.88% 2011* ....................        115,000        108,607
Pulte Homes, Inc. 8.13% 2011 .....................        195,000        186,311
Standard Pacific Corp. 8.00% 2008 ................         15,000         13,650
Standard Pacific Corp. 8.50% 2007 ................         15,000         14,175
Webb (Del E.) Corp. 10.25% 2010 ..................         10,000         10,500

RETAIL -- 0.3%
Duane Reade, Inc. 9.25% 2008 .....................         55,000         53,900
Kroger Co. 7.38% 2005 ............................         40,000         42,632
Penney (JC) Co., Inc. 7.38% 2008 .................         15,000         13,575
Penney (JC) Co., Inc. 7.60% 2007 .................          5,000          4,638
Rite Aid Corp. 7.13% 2007 ........................         40,000         33,200
Rite Aid Corp. 11.25% 2008* ......................         20,000         20,200
Sealy Mattress Co., Series B zero coupon
 2007(2) .........................................         30,000         24,000
Wal-Mart Stores, Inc. 7.55% 2030 .................        210,000        234,335
                                                                    ------------
                                                                       1,963,195
                                                                    ------------

CONSUMER STAPLES -- 0.4%
FOOD, BEVERAGE & TOBACCO -- 0.4%
Aurora Foods, Inc., Series B 8.75% 2008 ..........         15,000         11,925
Aurora Foods, Inc., Series D 9.88% 2007 ..........          5,000          4,025
Nash Finch Co., Series B 8.50% 2008 ..............         20,000         19,000
New World Pasta Co. 9.25% 2009 ...................         20,000         15,200
Panamerican Beverage, Inc. 8.13% 2003 ............         60,000         61,991
PepsiAmericas, Inc. 6.38% 2009 ...................        130,000        129,107
Tyson Foods, Inc. 6.63% 2004* ....................        240,000        239,551

HOUSEHOLD PRODUCTS -- 0.0%
Armkel LLC 9.50% 2009* ...........................          5,000          5,050
                                                                    ------------
                                                                         485,849
                                                                    ------------

ENERGY -- 0.6%
ENERGY SERVICES -- 0.0%
ICO, Inc., Series B 10.38% 2007 ..................         10,000          8,900
Key Energy Services, Inc., Series B 14.00%
 2009 ............................................          9,000         10,350
Parker Drilling Co. 9.75% 2006 ...................         10,000          9,900
Pride International, Inc. 10.00% 2009 ............         10,000         10,500

----------------
28

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Pride Petroleum Services, Inc. 9.38% 2007 ........  $      20,000   $     20,600

ENERGY SOURCES -- 0.6%
Clark Refining & Marketing, Inc. 8.38% 2007 ......         50,000         41,000
Energy Corp. of America, Series A 9.50% 2007 .....         40,000         30,300
Forest Oil Corp. 8.00% 2008* .....................         25,000         24,250
Husky Oil Ltd. 7.55% 2016 ........................        140,000        139,796
NRG Energy, Inc. 7.75% 2011 ......................        260,000        272,807
Peabody Energy Corp. 9.63% 2008 ..................         12,000         12,450
Petroleos Mexicanos, Series P 9.50% 2027 .........        220,000        233,200
Pioneer Natural Resources Co. 9.63% 2010 .........         15,000         15,975
Plains Resources, Inc., Series B 10.25% 2006 .....         15,000         15,300
Plains Resources, Inc., Series D 10.25% 2006 .....         20,000         20,200
                                                                    ------------
                                                                         865,528
                                                                    ------------

FINANCE -- 8.9%
BANKS -- 1.6%
Bank of America Corp. 9.38% 2009 .................         48,000         58,021
Credit National 7.00% 2005 .......................        110,000        116,947
First Republic Bank 7.75% 2012 ...................         45,000         40,676
First Union-Lehman Brothers Commercial Mortgage
 Corp. 6.60% 2029 ................................        205,000        217,272
National Australia Bank Ltd. 8.60% 2010 ..........        300,000        353,018
National City Corp. 7.20% 2005 ...................        170,000        181,983
NBD Bank NA 8.25% 2024 ...........................         45,000         52,278
Overseas-Chinese Banking Corp., Ltd. 7.75%
 2011* ...........................................        280,000        290,564
Royal Bank of Scotland Group PLC 6.40% 2009 ......        240,000        243,847
Scotland International Finance 7.70% 2010* .......        300,000        326,531
U.S. Bancorp 7.50% 2026 ..........................        195,000        213,831
Western Financial Bank 8.88% 2007 ................         20,000         19,200

FINANCIAL SERVICES -- 3.9%
Aesop Funding II LLC 6.14% 2006* .................        100,000        105,190
Aesop Funding II LLC 6.40% 2003* .................         50,000         51,370
American General Finance Corp., Series E 6.25%
 2002# ...........................................        100,000        103,648
Asset Securitization Corp. 6.75% 2041 ............         75,000         79,676
Asset Securitization Corp. 7.40% 2029 ............        200,000        213,775
Athena Neurosciences Finance LLC 7.25% 2008 ......        300,000        319,014
AXA Financial, Inc. 7.00% 2028 ...................        110,000        105,350
Chase Credit Card Master Trust 6.19% 2005 ........        120,000        124,519
CIT Group, Inc. 7.50% 2003 .......................        210,000        224,095
Citigroup, Inc. 6.75% 2005 .......................        300,000        321,909
CS First Boston Mortgage Securities Corp. 7.15%
 2029 ............................................        165,000        176,625
CS First Boston Mortgage Securities Corp. 7.24%
 2029 ............................................        100,000        108,444
Dime Capital Trust I, Series A 9.33% 2027 ........         35,000         38,575
Erac USA Finance Co. 8.00% 2011* .................        270,000        278,773
Fleet Mortgage Group, Inc., Series A 6.84%
 2003 ............................................         50,000         52,441
Ford Motor Credit Co. 7.38% 2009 .................        300,000        307,566
General Motors Acceptance Corp. 7.63% 2003 .......        105,000        110,494
MBNA Master Credit Card Trust 6.90% 2008 .........        400,000        434,665
Merrill Lynch Mortgage Investors, Inc. 6.54%
 2029 ............................................        300,000        317,804
Morgan Stanley Capital I, Inc. 6.54% 2008 ........        300,000        318,540
Morgan Stanley, Dean Witter & Co. 6.39% 2033 .....         25,000         26,100

                                                                ----------------

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Popular North America, Inc., Series D 6.63%
 2002 ............................................  $      50,000   $     51,213
PP&L Transition Bond LLC 7.05% 2009 ..............        218,000        240,568
Principal Financial Group 8.20% 2009* ............        240,000        264,533
Private Export Funding Corp. 6.62% 2005 ..........        220,000        236,647
Private Export Funding Corp., Series C 6.31%
 2004 ............................................        100,000        108,328
Private Export Funding Corp., Series YY 7.03%
 2003 ............................................         45,000         48,285
PSA Corp., Ltd. 7.13% 2005* ......................        320,000        345,800
Sun Canada Financial Co. 6.63% 2007* .............        130,000        129,905
Tembec Finance Corp. 9.88% 2005 ..................         10,000          9,900
Toyota Motor Credit Corp. 5.63% 2003 .............        115,000        119,936

INSURANCE -- 3.4%
AAG Holding Co., Inc. 6.88% 2008 .................        110,000        107,586
Abbey National PLC, Series E 6.69% 2005 ..........        180,000        192,413
Ace Capital Trust II 9.70% 2030 ..................        290,000        307,142
Allstate Corp. 7.88% 2005 ........................        173,000        188,857
Allstate Financial II 7.83% 2045 .................         44,000         41,496
American Financial Group, Inc. 7.13% 2009 ........         55,000         52,549
American General Corp. 6.75% 2005# ...............        115,000        121,151
AmerUs Life Group Co. 6.95% 2005 .................        190,000        190,376
CIGNA Corp. 7.40% 2007 ...........................         85,000         93,087
CIGNA Corp. 7.88% 2027 ...........................        134,000        139,505
CIGNA Corp. 8.25% 2007 ...........................         60,000         68,068
Conseco, Inc. 9.00% 2006 .........................          5,000          3,900
Conseco, Inc. 10.75% 2008 ........................         30,000         24,600
Everest Reinsurance Holdings, Inc. 8.75% 2010 ....        280,000        318,889
Farmers Insurance Exchange 8.50% 2004* ...........        280,000        303,713
Florida Windstorm Underwriting Associates, Inc.
 7.13% 2019* .....................................        270,000        270,365
ING Groep N.V. 8.00% 2006 ........................        180,000        201,445
Jackson National Life Insurance Co. 8.15%
 2027* ...........................................         40,000         42,645
Liberty Financial Cos., Inc. 6.75% 2008 ..........        130,000        136,024
Lumbermens Mutual Casualty Co. 8.30% 2037* .......        220,000        181,588
Lumbermens Mutual Casualty Co. 9.15% 2026* .......        180,000        166,628
Metropolitan Life Insurance Co. 7.70% 2015* ......        120,000        130,880
MONY Group, Inc. 7.45% 2005 ......................        320,000        338,285
Provident Financing Trust I 7.41% 2038 ...........         90,000         74,973
Prudential Financial Corp. 6.88% 2003* ...........        275,000        286,096
UnumProvident Corp. 6.75% 2028 ...................        250,000        215,158
UnumProvident Corp. 7.63% 2011 ...................         55,000         58,386
W.R. Berkley Capital Trust 8.20% 2045 ............        385,000        322,361
                                                                    ------------
                                                                      12,066,022
                                                                    ------------

HEALTHCARE -- 1.1%
DRUGS -- 0.4%
ALARIS Medical Systems, Inc. 9.75% 2006 ..........         75,000         60,000
American Home Products Corp. 6.25% 2006 ..........        340,000        359,788
Bergen Brunswig Corp. 7.38% 2003 .................          5,000          5,038
Omnicare, Inc. 8.13% 2011* .......................          5,000          5,050
Warner Chilcott, Inc. 12.63% 2008 ................         25,000         26,500

----------------
30

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 0.4%
Beverly Enterprises, Inc. 9.00% 2006 .............  $      15,000   $     15,150
Beverly Enterprises, Inc. 9.63% 2009* ............          5,000          5,175
Columbia/HCA Healthcare Corp. 7.25% 2008 .........         20,000         20,300
Humana, Inc. 7.25% 2006 ..........................        100,000        102,677
Manor Care, Inc. 8.00% 2008 ......................          5,000          5,144
Tenet Healthcare Corp. 7.88% 2003 ................         40,000         41,600
Tenet Healthcare Corp., Series B 8.13% 2008 ......         15,000         15,900
Triad Hospitals, Inc. 8.75% 2009 .................          5,000          5,100
Triad Hospitals Holdings, Inc., Series B 11.00%
 2009 ............................................         20,000         21,550
UnitedHealth Group, Inc. 7.50% 2005 ..............        310,000        336,796

MEDICAL PRODUCTS -- 0.3%
ALARIS Medical, Inc. zero coupon 2008(2) .........         20,000          8,800
AmerisourceBergen Corp. 8.13% 2008* ..............          5,000          5,125
Beckman Coulter, Inc. 7.10% 2003 .................         70,000         72,301
Beckman Coulter, Inc. 7.45% 2008 .................         10,000         10,520
Bio-Rad Laboratories, Inc. 11.63% 2007 ...........         14,000         15,085
Cardinal Health, Inc. 7.00% 2026 .................        220,000        231,460
CONMED Corp. 9.00% 2008 ..........................         45,000         44,100
MEDIQ/PRN Life Support Services, Inc. 11.00%
 2008(3)(4) ......................................         15,000              0
Packard BioScience, Inc. 9.38% 2007 ..............         25,000         25,750
Physician Sales & Service, Inc. 8.50% 2007 .......         20,000         18,800
Universal Hospital Services, Inc. 10.25% 2008 ....         25,000         23,500
                                                                    ------------
                                                                       1,481,209
                                                                    ------------

INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Dunlop Standard Aerospace Holdings PLC 11.88%
 2009 ............................................         25,000         23,250
K & F Industries, Inc., Series B 9.25% 2007 ......         15,000         13,800
SCL Term Aereo Santiago SA 6.95% 2012* ...........        360,000        367,700

BUSINESS SERVICES -- 0.5%
Allied Waste North America, Inc. 10.00% 2009 .....         25,000         25,000
Federal Express Corp. 6.72% 2022 .................        142,686        142,020
Iron Mountain, Inc. 8.13% 2008 ...................         10,000          9,750
Neenah Corp., Series B 11.13% 2007 ...............          5,000          2,950
Neenah Corp., Series F 11.13% 2007 ...............          5,000          2,950
Pacifica Papers, Inc. 10.00% 2009 ................         20,000         20,300
Quebecor Media, Inc. 11.13% 2011* ................         15,000         14,850
Quebecor Media, Inc. zero coupon 2011*(2) ........         70,000         37,800
Quebecor World, Inc. 8.38% 2008 ..................         20,000         20,950
Resolution Performance Products, Inc. 13.50%
 2010 ............................................         10,000         10,300
Waste Management, Inc. 7.00% 2006 ................        120,000        126,538
Waste Management, Inc. 7.13% 2007 ................        230,000        239,501

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007 .......................         45,000         30,150
Grove Worldwide, Inc., LLC 9.25% 2008(3) .........         15,000            525
Hayes Lemmerz International, Inc. 11.88% 2006* ...         15,000          8,700
Hayes Lemmerz International, Inc., Series B 9.13%
 2007 ............................................         25,000          5,000
Hayes Wheels International, Inc. 9.13% 2007 ......         25,000          5,500
Numatics, Inc., Series B 9.63% 2008 ..............         10,000          5,400

                                                                ----------------

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Roller Bearing Co. of America, Inc., Series B
 9.63% 2007 ......................................  $       5,000   $      4,250
Westinghouse Air Brake Co., Series B2 9.38%
 2005 ............................................          5,000          4,950

MULTI-INDUSTRY -- 0.2%
American Standard Cos., Inc. 7.63% 2010 ..........          5,000          4,913
Fortune Brands, Inc. 7.13% 2004* .................        250,000        263,067

TRANSPORTATION -- 0.1%
AMR Corp. 10.20% 2020 ............................         50,000         39,500
Anthony Crane Rental LP 10.38% 2008 ..............         20,000          8,700
Atlas Air, Inc. 9.38% 2006 .......................         20,000         11,800
Atlas Air, Inc. 10.75% 2005 ......................         20,000         13,600
                                                                    ------------
                                                                       1,463,714
                                                                    ------------

INFORMATION & ENTERTAINMENT -- 2.1%
BROADCASTING & MEDIA -- 1.6%
Ackerley Group, Inc. 9.00% 2009 ..................         45,000         35,550
Adelphia Communications Corp. 9.38% 2009 .........         15,000         12,750
Adelphia Communications Corp., Series B 8.38%
 2008 ............................................         10,000          8,400
American Color Graphics, Inc. 12.75% 2005 ........         15,000         14,325
AT&T Wireless Services, Inc. 7.88% 2011* .........        230,000        245,401
Cablevision SA 13.75% 2009 .......................         10,000          4,500
Century Communications Corp., Series B zero coupon
 2008(2) .........................................         45,000         19,350
Charter Communications Holdings Capital Corp., LLC
 zero coupon 2011(2) .............................         75,000         44,250
Charter Communications Holdings Capital Corp., LLC
 8.63% 2009 ......................................         50,000         44,500
Classic Cable, Inc. 10.50% 2010(3) ...............         45,000         16,650
Comcast Cable Communications Corp. 8.50% 2027 ....         35,000         38,252
Crown Castle International Corp. zero coupon
 2007#(2) ........................................         20,000         15,500
CSC Holdings, Inc. 7.63% 2011* ...................         15,000         14,948
EchoStar DBS Corp. 9.38% 2009 ....................         75,000         73,125
Frontiervision Holdings LP zero coupon 2007(2) ...         20,000         20,200
Frontiervision Holdings LP, Series B zero coupon
 2007(2) .........................................         10,000         10,050
Granite Broadcasting Corp. 8.88% 2008 ............         20,000         13,600
Insight Communications, Inc. zero coupon
 2011(2) .........................................         25,000         13,250
Interpublic Group Cos., Inc. 7.25% 2011* .........        200,000        201,710
IT Group, Inc. 11.25% 2009 .......................          5,000          4,500
LIN Holdings Corp. zero coupon 2008(2) ...........         70,000         50,750
Mediacom Broadband LLC 11.00% 2013* ..............         20,000         20,400
News America Holdings, Inc. 8.00% 2016 ...........        340,000        352,669
Reed Elsevier Capital, Inc. 6.13% 2006 ...........        390,000        402,827
Rogers Communications, Inc. 8.88% 2007 ...........         15,000         14,325
Scholastic Corp. 7.00% 2003 ......................         70,000         73,799
Sun Media Corp. 9.50% 2007 .......................         25,000         23,875
Telewest Communications PLC 9.88% 2010 ...........         70,000         41,300
United Pan-Europe Communications 11.25% 2010 .....         10,000          1,400
United Pan-Europe Communications 11.50% 2010 .....         25,000          3,500
Viacom, Inc. 7.70% 2010 ..........................        155,000        169,499
Viacom, Inc. 7.75% 2005 ..........................         65,000         70,700
Young Broadcasting, Inc. 10.00% 2011* ............         30,000         24,000

----------------
32

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.0%
Hasbro, Inc. 8.50% 2006 ..........................  $      10,000   $      9,350
True Temper Sports, Inc., Series B 10.88% 2008 ...         40,000         40,000

LEISURE & TOURISM -- 0.5%
Air Canada, Inc. 10.25% 2011 .....................         40,000         17,200
Continental Airlines, Inc., Series A 6.65%
 2017 ............................................         68,723         61,953
Continental Airlines, Inc., Series B 6.47%
 2006 ............................................         65,681         63,121
Delta Air Lines, Inc. 7.92% 2010 .................        170,000        167,705
Harrah's Operating Co., Inc. 8.00% 2011 ..........        220,000        217,411
John Q. Hammons Hotels, Inc. 8.88% 2004 ..........         25,000         23,000
Mandalay Resort Group 9.25% 2005 .................         20,000         18,400
MGM Mirage, Inc. 8.38% 2011 ......................         15,000         13,500
Station Casinos, Inc. 8.88% 2008 .................         10,000          8,800
US Airways, Inc. 7.08% 2021 ......................         94,835         91,639
                                                                    ------------
                                                                       2,831,934
                                                                    ------------

INFORMATION TECHNOLOGY -- 1.4%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007 .............         20,000          4,000

COMPUTER SERVICES -- 0.2%
Computer Sciences Corp. 7.38% 2011 ...............        230,000        240,410

COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
Boise Cascade Office Products Corp. 7.05% 2005 ...        225,000        230,926
Seagate Technology International 12.50% 2007* ....         25,000         24,750

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008 ................         35,000         28,000
Amkor Technology, Inc. 10.50% 2009 ...............         30,000         24,000
Amphenol Corp. 9.88% 2007 ........................          6,000          6,120
Eaton Corp. 7.65% 2029 ...........................        210,000        212,997
Fairchild Semiconductor International, Inc. 10.13%
 2007 ............................................         40,000         37,100
Fairchild Semiconductor International, Inc. 10.50%
 2009 ............................................         10,000          9,650
L-3 Communications Corp. 8.00% 2008 ..............         10,000         10,100
SCG Holdings & Semiconductor Co., Series B 12.00%
 2009 ............................................         41,000         18,040
Viasystems Group, Inc. 9.75% 2007 ................         30,000          6,000

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 10.75% 2009(3) .......          5,000            550
Exodus Communications, Inc. 11.25% 2008(3) .......         15,000          1,650
Exodus Communications, Inc. 11.63% 2010(3) .......         90,000          9,900

INTERNET SOFTWARE -- 0.0%
PSINet, Inc. 11.00% 2009(3) ......................         10,000            600
PSINet, Inc. 11.50% 2008(3) ......................         30,000          1,800
PSINet, Inc., Series B 10.00% 2005(3) ............         20,000          1,200

TELECOMMUNICATIONS -- 0.8%
Adelphia Business Solutions, Inc., Series B 12.25%
 2004 ............................................         15,000         10,200
Adelphia Business Solutions, Inc., Series B zero
 coupon 2003(2) ..................................         20,000          9,000
Alaska Communications Systems Holdings, Inc. 9.38%
 2009 ............................................         15,000         12,600
Compania de Telecomunicaciones de Chile 7.63%
 2006 ............................................         40,000         41,339
Compania de Telecomunicaciones de Chile 8.38%
 2006 ............................................         45,000         47,584

                                                                ----------------

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Flag Telecom Holdings Ltd. 11.63% 2010 ...........  $      15,000   $      5,400
GCI, Inc. 9.75% 2007 .............................         60,000         57,000
Global Crossing Holding Ltd. 8.70% 2007 ..........         35,000         14,525
Global Crossing Holding Ltd. 9.13% 2006 ..........         35,000         15,225
GT Group Telecom, Inc. zero coupon 2010(2) .......         50,000         10,000
Insight Midwest LP Insight Capital 9.75% 2009 ....         40,000         41,200
Insight Midwest LP Insight Capital 10.50% 2010 ...         10,000         10,450
ITC Deltacom, Inc. 8.88% 2008 ....................         20,000          8,400
ITC Deltacom, Inc. 9.75% 2008 ....................         25,000          7,500
ITC Deltacom, Inc. 11.00% 2007 ...................         10,000          4,700
KMC Telecom Holdings, Inc. zero coupon 2008(2) ...         30,000          1,050
Level 3 Communications, Inc. 9.13% 2008 ..........         20,000          8,600
Level 3 Communications, Inc. 11.25% 2010 .........         25,000         11,250
Lucent Technologies, Inc. 7.25% 2006 .............         55,000         45,100
McLeodUSA, Inc. 8.13% 2009 .......................         20,000          6,400
McLeodUSA, Inc. 8.38% 2008 .......................         30,000          9,600
McLeodUSA, Inc. 9.25% 2007 .......................         10,000          3,400
McLeodUSA, Inc. 9.50% 2008 .......................         65,000         22,100
Nextel Communications, Inc. zero coupon
 2007(2) .........................................         60,000         34,800
Nextel Communications, Inc. 9.38% 2009 ...........         40,000         24,400
Nextel Communications, Inc. 9.50% 2011 ...........         10,000          6,100
NTL Communications Corp., Series B zero coupon
 2008(2) .........................................         75,000         23,250
RCN Corp. 10.00% 2007 ............................         13,000          4,680
RCN Corp. zero coupon 2007(2) ....................         31,000          7,130
Rogers Cantel, Inc. 9.38% 2008 ...................         15,000         14,250
Rogers Wireless, Inc. 9.63% 2011 .................         45,000         43,200
Satelites Mexicanos SA de CV, Series B 10.13%
 2004 ............................................         20,000         12,000
Telecom De Puerto Rico, Inc. 6.65% 2006 ..........        410,000        419,894
Telecommunications Techniques Co. LLC 9.75%
 2008 ............................................         20,000         12,000
Time Warner Telecom, Inc. 9.75% 2008 .............         25,000         17,250
Time Warner Telecom, Inc. 10.13% 2011 ............         10,000          6,900
Williams Communications Group, Inc. 10.88%
 2009 ............................................         20,000          8,400
WinStar Communications, Inc. 12.75% 2010(3) ......         20,000            125
XO Communications, Inc. zero coupon 2008(2) ......         30,000          3,900
                                                                    ------------
                                                                       1,908,695
                                                                    ------------

MATERIALS -- 1.7%
CHEMICALS -- 0.6%
Airgas, Inc. 9.13% 2011* .........................          5,000          5,050
Georgia Gulf Corp. 10.38% 2007 ...................         50,000         49,500
ICI Wilmington, Inc. 6.95% 2004 ..................        350,000        365,327
Lyondell Chemical Co. 9.80% 2020 .................         15,000         14,400
Lyondell Chemical Co., Series B 9.88% 2007 .......         50,000         46,000
Noveon, Inc. 11.00% 2011 .........................          5,000          4,900
Pioneer Americas Acquisition Corp., Series B 9.25%
 2007(3) .........................................         15,000          3,600
Potash Corp. Saskatchewan 7.75% 2011 .............         95,000        102,135
Praxair, Inc. 6.75% 2003 .........................        130,000        135,556
Sterling Chemicals, Inc. 12.38% 2006(3) ..........         20,000         15,600
Texas Petrochemicals Corp., Series B 11.13%
 2006 ............................................         20,000         15,400
Texas Petrochemicals Corp. 11.13% 2006 ...........         20,000         17,300

----------------
34

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 0.8%
Abitibi-Consolidated, Inc. 8.55% 2010 ............  $     290,000   $    308,775
Caraustar Industries, Inc. 9.88% 2011 ............         40,000         39,200
Consumers International, Inc. 10.25% 2005(3) .....         25,000          9,500
Doman Industries Ltd. 8.75% 2004 .................         10,000          4,000
Doman Industries Ltd. 12.00% 2004 ................         20,000         18,000
Gaylord Container Corp. 9.75% 2007 ...............         25,000         18,000
Gaylord Container Corp., Series B 9.38% 2007 .....         15,000         10,800
Millar Western Forest Products Ltd. 9.88% 2008 ...         20,000         17,600
Norske Skog Canada Ltd. 8.63% 2011* ..............          5,000          4,987
Owens-Illinois, Inc. 7.15% 2005 ..................         20,000         15,800
Owens-Illinois, Inc. 7.35% 2008 ..................         10,000          7,500
Owens-Illinois, Inc. 7.50% 2010 ..................         30,000         22,500
Owens-Illinois, Inc. 7.85% 2004 ..................         25,000         20,875
Owens-Illinois, Inc. 8.10% 2007 ..................          5,000          3,900
Packaging Corp. of America 9.63% 2009 ............         10,000         10,550
Paperboard Industries International, Inc. 8.38%
 2007 ............................................         15,000         13,500
Sealed Air Corp. 8.75% 2008* .....................        290,000        276,772
Silgan Holdings, Inc. 9.00% 2009 .................         15,000         14,475
Sonoco Products Co. 7.00% 2004 ...................        200,000        212,160
Stone Container Corp. 9.25% 2008 .................          5,000          5,000
Stone Container Corp. 9.75% 2011 .................         35,000         35,700
Tembec Industries, Inc. 8.50% 2011 ...............         10,000         10,000

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% 2009 ........................         60,000         55,800
Alcan, Inc. 6.45% 2011 ...........................        120,000        122,891
Algoma Steel, Inc. 12.38% 2005(3) ................         25,000          5,000
Century Aluminum Co. 11.75% 2008* ................         10,000          9,800
Hexcel Corp. 9.75% 2009 ..........................         10,000          5,000
National Steel Corp. 9.88% 2009 ..................         50,000         19,000
Phelps Dodge Corp. 8.75% 2011 ....................        140,000        143,713
United States Steel LLC 10.75% 2008* .............         35,000         32,550
Weirton Steel Corp. 10.75% 2005 ..................          5,000          1,000
Weirton Steel Corp. 11.38% 2004 ..................         50,000         10,000
                                                                    ------------
                                                                       2,259,116
                                                                    ------------

MUNICIPAL BONDS -- 0.5%
MUNICIPAL BONDS -- 0.5%
Allentown Pennsylvania 6.20% 2005 ................        225,000        240,655
Hudson County New Jersey Improvement Authority
 Facility 6.55% 2002 .............................         85,000         88,343
Huntsville Alabama Solid Waste Disposal Authority
 5.95% 2003 ......................................         85,000         89,123
Miami Florida Revenue 7.25% 2003 .................        110,000        118,727
Phoenix Arizona Civic Improvement Corp. 6.30%
 2008 ............................................        100,000        107,487
Southern California Public Power Authority Project
 6.93% 2017 ......................................        100,000        106,150
                                                                    ------------
                                                                         750,485
                                                                    ------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
FOREIGN GOVERNMENT -- 0.00%
Republic of Argentina zero coupon 2002(2) ........         15,000         14,100
                                                                    ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
REAL ESTATE -- 0.8%
REAL ESTATE COMPANIES -- 0.5%
E.O.P. Operating LP 6.38% 2003 ...................  $     100,000   $    102,935
Liberty Property LP 7.25% 2011 ...................        145,000        148,170
Liberty Property LP 8.50% 2010 ...................        135,000        148,801
Regency Centers LP 7.75% 2009 ....................        210,000        221,229
Susa Partnership LP 6.95% 2006 ...................         70,000         72,416
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Avalonbay Communities, Inc. 7.50% 2010 ...........        350,000        368,597
                                                                    ------------
                                                                       1,062,148
                                                                    ------------
U.S. GOVERNMENT & AGENCIES -- 16.5%
U.S. GOVERNMENT & AGENCIES -- 16.5%
Federal Home Loan Mortgage Corp. 6.00%
 2006-2028 .......................................        514,657        523,356
Federal Home Loan Mortgage Corp. 6.50%
 2022-2029 .......................................        348,929        358,579
Federal Home Loan Mortgage Corp. 6.55% 2022 ......         32,000         33,730
Federal Home Loan Mortgage Corp. 6.75% 2022 ......        130,000        136,098
Federal Home Loan Mortgage Corp. 7.00% 2023 ......         25,000         26,140
Federal Home Loan Mortgage Corp. 7.50%
 2023-2025 .......................................        185,116        193,620
Federal Home Loan Mortgage Corp. 7.75% 2022 ......         48,440         51,362
Federal Home Loan Mortgage Corp. 8.50% 2019 ......         23,943         25,817
Federal National Mortgage Association 5.25%
 2003 ............................................        825,000        850,781
Federal National Mortgage Association 5.75%
 2008 ............................................        760,000        801,086
Federal National Mortgage Association 6.00%
 2014-2031 .......................................        323,922        326,156
Federal National Mortgage Association 6.18%
 2008 ............................................         19,279         20,221
Federal National Mortgage Association 6.27%
 2007 ............................................         52,888         55,711
Federal National Mortgage Association 6.30%
 2008 ............................................         19,195         20,250
Federal National Mortgage Association 6.34%
 2008 ............................................         18,790         19,852
Federal National Mortgage Association 6.36%
 2008 ............................................        125,026        132,056
Federal National Mortgage Association 6.43%
 2008 ............................................         19,192         20,367
Federal National Mortgage Association 6.50%
 2004 ............................................      2,580,000      2,779,537
Federal National Mortgage Association 6.90%
 2007 ............................................        232,758        250,945
Federal National Mortgage Association 7.04%
 2007 ............................................         52,609         57,087
Federal National Mortgage Association 7.28%
 2006 ............................................         33,413         36,537
Federal National Mortgage Association 7.39%
 2021 ............................................         25,009         26,305
Federal National Mortgage Association 7.50%
 2030 ............................................        852,066        885,611
Federal National Mortgage Association 7.75%
 2021 ............................................         63,400         63,816
Federal National Mortgage Association 8.00%
 2006 ............................................         22,665         24,046
Government National Mortgage Association 7.00%
 2022-2023 .......................................         16,805         17,535
Government National Mortgage Association 7.25%
 2027 ............................................        128,739        134,271
Government National Mortgage Association 7.50%
 2024-2029 .......................................        598,384        625,720
Government National Mortgage Association 8.50%
 2017 ............................................         24,772         26,816
Government National Mortgage Association 9.00%
 2021 ............................................          6,601          7,127
Overseas Private Investment Corp., Series 96-A
 6.99% 2009 ......................................        295,554        316,976
United States Treasury Bonds 5.25% 2028-2029 .....      4,900,000      4,730,019
United States Treasury Bonds 5.38% 2031 ..........      2,000,000      1,987,500
United States Treasury Bonds 6.13% 2029 ..........        200,000        218,000
United States Treasury Bonds 12.00% 2013 .........      1,480,000      2,136,750
United States Treasury Notes 3.63% 2008 ..........      1,253,920      1,301,720
United States Treasury Notes 4.75% 2008 ..........        300,000        306,798
United States Treasury Notes 5.50% 2009 ..........        600,000        640,686
United States Treasury Notes 5.88% 2004 ..........      2,000,000      2,144,060
United States Treasury Strip Bonds zero coupon
 2012 ............................................        260,000        153,899
                                                                    ------------
                                                                      22,466,943
                                                                    ------------

----------------
36

BONDS & NOTES (CONTINUED)                             PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
UTILITIES -- 2.4%
ELECTRIC UTILITIES -- 1.4%
AES Corp. 8.88% 2011 .............................  $      35,000   $     28,700
American Electric Power Co., Inc. 6.13% 2006 .....        155,000        160,222
Avista Corp. 9.75% 2008* .........................        310,000        324,561
Calpine Corp. 8.50% 2011 .........................         40,000         38,827
Calpine Corp. 8.63% 2010 .........................         35,000         34,294
CMS Energy Corp. 7.50% 2009 ......................         10,000          9,527
Conectiv, Inc. 6.38% 2005 ........................         45,000         48,289
Mirant Americas Generation, Inc. 8.30% 2011* .....        270,000        285,365
Mirant Americas Generation, Inc. 9.13% 2031* .....         55,000         59,277
Peco Energy Transition Trust 6.52% 2010 ..........        210,000        224,554
Progress Energy, Inc. 7.10% 2011 .................        320,000        340,278
Public Service Electric & Gas Co., Series A 8.88%
 2003 ............................................         21,000         22,576
Scottish Power PLC, Series H 6.38% 2008 ..........        150,000        149,177
UtiliCorp United, Inc. 6.88% 2004 ................         70,000         72,293
WESCO Distribution, Inc., Series B 9.13% 2008 ....         25,000         20,875
Western Resources, Inc. 6.88% 2004 ...............         25,000         23,820
Western Resources, Inc. 7.13% 2009 ...............          5,000          4,256
GAS & PIPELINE UTILITIES -- 0.5%
Dynegy Holdings, Inc. 6.88% 2011 .................        255,000        260,248
Energen Corp. 7.63% 2010 .........................        240,000        259,651
Enron Corp. 9.63% 2006 ...........................        110,000        127,029
TELEPHONE -- 0.5%
GTE Corp. 6.36% 2006 .............................        175,000        184,972
Qwest Capital Funding, Inc. 6.25% 2005 ...........        130,000        132,510
Sprint Capital Corp. 6.13% 2008 ..................        135,000        131,751
WorldCom, Inc. 7.38% 2006* .......................         90,000         94,657
WorldCom, Inc. 7.55% 2004 ........................         85,000         89,290
WorldCom, Inc. 8.25% 2031 ........................         90,000         88,375
                                                                    ------------
                                                                       3,215,374
                                                                    ------------
TOTAL BONDS & NOTES (cost $51,745,846)............                    52,834,312
                                                                    ------------

WARRANTS -- 0.0%+
                                                       WARRANTS
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp. 7/15/07 .......             15             15
                                                                    ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/01/10 ...................             25            375
KMC Telecom Holdings, Inc. 4/15/08*(4) ...........             20              0
                                                                    ------------
                                                                             375
                                                                    ------------
TOTAL WARRANTS (cost $1,489)......................                           390
                                                                    ------------
TOTAL INVESTMENT SECURITIES (cost $136,155,249)...                   118,701,961
                                                                    ------------

SHORT-TERM SECURITIES -- 5.6%                         PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.2%
MCI Communications Corp. 6.13% due 4/30/02 .......  $      45,000         45,500

                                                                ----------------

SHORT-TERM SECURITIES (CONTINUED)                     PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES (CONTINUED)
Private Export Funding Corp., Series NN 7.30% due
 1/31/02 .........................................  $     225,000   $    228,550
Prudential Funding Corp. 3.36% due 10/01/01 ......      1,400,000      1,400,000
                                                                    ------------
                                                                       1,674,050
                                                                    ------------

U.S. GOVERNMENT & AGENCIES -- 4.4%
Federal Home Loan Mortgage Corp. 3.15% due
 10/01/01.........................................      6,000,000      6,000,000
                                                                    ------------
TOTAL SHORT-TERM SECURITIES (cost $7,671,044).....                     7,674,050
                                                                    ------------

REPURCHASE AGREEMENTS -- 11.6%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.6%
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3).......................      8,470,000      8,470,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3).........................................      5,000,000      5,000,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3).........................................      2,230,000      2,230,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (cost $15,700,000) ...                    15,700,000
                                                                    ------------

TOTAL INVESTMENTS --
  (cost $159,526,293)                                    104.6%  142,076,011
Liabilities in excess of other assets --                  (4.6)   (6,206,147)
                                                      --------  ------------
NET ASSETS --                                            100.0% $135,869,864
                                                      ========  ============

-------------
ADR -- American Depositary Receipt
+   Non-income producing security
#  Security represents an investment in an affiliated company; See Note 8
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond in default
(4) Fair value security; See Note 2

----------------
38

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------

   CONTRACT                IN             DELIVERY  GROSS UNREALIZED
  TO DELIVER          EXCHANGE FOR          DATE      APPRECIATION
--------------------------------------------------------------------
EUR*    200,000      USD        186,550   11/09/01      $  4,775
EUR*     85,000      USD         77,285   11/09/01            31
JPY*    7,000,000    USD         59,004   10/26/01           160
JPY*    5,000,000    USD         42,969   11/09/01           896
USD*    161,762      EUR        190,000   10/26/01        10,995
USD*      8,317     JPY       1,000,000   10/26/01            89
USD*     24,988     JPY       3,000,000   10/26/01           231
USD*     44,687     JPY       5,500,000   10/26/01         1,548
USD*      8,125     JPY       1,000,000   10/26/01           281
USD*     49,972     JPY       6,000,000   10/26/01           466
USD*     67,782      EUR         80,000   11/02/01         4,943
USD*     17,392      EUR         20,000   11/02/01           790
USD*     86,958      EUR        100,000   11/02/01         3,948
USD*     53,852      HKD        420,000   11/02/01             6
USD*     38,470      HKD        300,000   11/02/01             1
USD*     61,607      EUR         70,000   11/09/01         2,014
USD*    114,726      EUR        130,000   11/09/01         3,427
USD*    150,027      EUR        170,000   11/09/01         4,482
USD*     25,538      EUR         30,000   11/09/01         1,728
USD*     72,359      EUR         85,000   11/09/01         4,895
USD*    200,051      EUR        235,000   11/09/01        13,534
USD*     56,029      EUR         60,000   11/09/01         3,047
USD*     30,170      EUR         35,000   11/09/01         1,641
USD*    178,192      EUR        200,000   11/09/01         3,583
USD*     62,819      EUR         70,000   11/09/01           802
USD*     41,631     JPY       5,000,000   11/09/01           441
USD*     16,653     JPY       2,000,000   11/09/01           176
USD*     32,964     JPY       4,000,000   11/09/01           694
USD*     55,432      EUR         65,000   11/16/01         3,633
                                                        --------
                                                          73,257
                                                        --------

                                                   GROSS UNREALIZED
                                                     DEPRECIATION
-------------------------------------------------------------------
EUR*    190,000      USD     169,860    10/26/01         (2,897)
EUR*    100,000      USD      88,400    11/02/01         (2,506)
EUR     100,000      USD      85,622    11/02/01         (5,284)
EUR     200,000      USD     173,886    11/02/01         (7,926)
EUR     200,000      USD     174,878    11/02/01         (6,934)
EUR     200,000      USD     180,700    11/09/01         (1,075)
EUR*    300,000      USD     370,435    11/09/01         (2,227)
EUR*    300,000      USD     270,474    11/09/01         (2,188)
EUR*    200,000      USD     178,094    11/09/01         (3,681)
EUR     100,000      USD      87,111    11/09/01         (3,776)
EUR*    690,000      USD     612,651    11/16/01        (14,344)
HKD*    900,000      USD     115,371    11/02/01            (39)
HKD*  1,400,000      USD     179,492    11/02/01            (35)
HKD   1,120,000      USD     143,599    11/02/01            (22)
HKD     150,000      USD      19,234    11/02/01             (1)
JPY*   30,500,000    USD     254,167    10/26/01         (2,224)
JPY     7,000,000    USD      56,981    10/26/01         (1,863)
JPY     1,800,000    USD      14,754    11/02/01           (385)
JPY*   15,000,000    USD     125,784    11/09/01           (433)
USD      16,813    JPY     2,000,000    10/26/01             (0)
USD       2,565      HKD      20,000    11/02/01             (0)
USD*     61,561      HKD     480,000    11/02/01             (9)
USD*     51,297      HKD     400,000    11/02/01             (4)
USD*     64,118      HKD     500,000    11/02/01             (1)
USD*     31,828      EUR      35,000    11/09/01            (18)
USD*     59,110      EUR      65,000    11/09/01            (33)
                                                       --------
                                                        (57,905)
                                                       --------
Net Unrealized Appreciation......................      $ 15,352
                                                       ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR  -- Euro                                      JPY  -- Japanese Yen
HKD  -- Hong Kong Dollar                          USD  -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 30.1%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.4%
AUTOMOTIVE -- 0.3%
Dana Corp. .............................         6,000   $     93,600
Ford Motor Co. .........................         5,000         86,750
SPX Corp.+ .............................         1,000         82,900
RETAIL -- 1.1%
Amazon.com, Inc.+ ......................        18,060        107,818
Home Depot, Inc. .......................         3,000        115,110
Kmart Corp.+ ...........................        14,000         97,860
Target Corp. ...........................         7,000        222,250
Tiffany & Co. ..........................            80          1,732
Wal-Mart Stores, Inc. ..................        11,700        579,150
                                                         ------------
                                                            1,387,170
                                                         ------------
CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Anheuser-Busch Cos., Inc. ..............         5,185        217,148
Aurora Foods, Inc.+ ....................           443          1,768
Coca-Cola Co. ..........................         2,370        111,034
Philip Morris Cos., Inc. ...............         5,000        241,450
HOUSEHOLD PRODUCTS -- 0.4%
Gillette Co. ...........................         5,000        149,000
Newell Rubbermaid, Inc. ................         5,220        118,546
Procter & Gamble Co. ...................         2,000        145,580
                                                         ------------
                                                              984,526
                                                         ------------
ENERGY -- 1.3%
ENERGY SERVICES -- 0.4%
BJ Services Co.+ .......................         5,200         92,508
Nabors Industries, Inc.+ ...............        16,000        335,520
ENERGY SOURCES -- 0.9%
Anadarko Petroleum Corp. ...............         6,325        304,106
Exxon Mobil Corp. ......................         6,400        252,160
Petroleo Brasileiro SA ADR .............        12,695        250,726
Valero Energy Corp. ....................         3,000        105,300
                                                         ------------
                                                            1,340,320
                                                         ------------
FINANCE -- 4.9%
BANKS -- 1.5%
Bank of America Corp. ..................         2,500        146,000
Fifth Third Bancorp ....................         2,225        136,793
FleetBoston Financial Corp. ............         7,800        286,650
J.P. Morgan Chase & Co. ................        13,435        458,806
National City Corp. ....................         9,000        269,550
PNC Financial Services Group, Inc. .....         2,500        143,125
U.S. Bancorp ...........................         3,545         78,628

----------------
40

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 2.5%
American Express Co. ...................         3,000   $     87,180
Capital One Financial Corp. ............         3,000        138,090
Citigroup, Inc. ........................        27,328      1,106,784
E*TRADE Group, Inc.+ ...................        24,055        145,533
Fannie Mae .............................         2,730        218,564
Goldman Sachs Group, Inc. ..............         2,590        184,796
Lehman Brothers Holdings, Inc. .........         3,900        221,715
Mellon Financial Corp. .................         1,700         54,961
Morgan Stanley, Dean Witter & Co. ......         2,200        101,970
Nasdaq Gold Trust+ .....................         6,100        176,778
INSURANCE -- 0.9%
AFLAC, Inc. ............................         7,615        205,605
Allstate Corp. .........................         3,805        142,117
Berkshire Hathaway, Inc., Class B+ .....           190        442,700
CIGNA Corp. ............................           910         75,484
                                                         ------------
                                                            4,821,829
                                                         ------------
HEALTHCARE -- 6.6%
DRUGS -- 2.8%
Abbott Laboratories, Inc. ..............         6,000        311,100
American Home Products Corp. ...........         5,175        301,444
Amgen, Inc.+ ...........................         4,300        252,711
Bristol-Myers Squibb Co. ...............         4,210        233,908
Genentech, Inc.+ .......................         2,700        118,800
IDEC Pharmaceuticals Corp.+ ............         2,700        133,839
Merck & Co., Inc. ......................         3,100        206,460
Pfizer, Inc. ...........................        24,280        973,628
Pharmacia Corp. ........................         1,700         68,952
Schering-Plough Corp. ..................         1,100         40,810
TEVA Pharmaceutical Industries Ltd.
  ADR ..................................         2,000        120,900
HEALTH SERVICES -- 1.9%
HCA, Inc. ..............................        14,175        628,094
Laboratory Corp. of America
  Holdings+ ............................         3,635        293,890
Tenet Healthcare Corp.+ ................        11,535        688,063
UnitedHealth Group, Inc. ...............         1,975        131,337
Wellpoint Health Networks, Inc.,
  Class A+ .............................         1,200        130,980
MEDICAL PRODUCTS -- 1.9%
Baxter International, Inc. .............         5,200        286,260
Cardinal Health, Inc. ..................        10,960        810,492
Johnson & Johnson Co. ..................         9,000        498,600
McKesson HBOC, Inc. ....................         7,580        286,448
                                                         ------------
                                                            6,516,716
                                                         ------------
INDUSTRIAL & COMMERCIAL -- 2.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Boeing Co. .............................         3,315        111,052
Raytheon Co. ...........................         3,665        127,359
BUSINESS SERVICES -- 1.2%
Cendant Corp.+ .........................        15,000        192,000
General Electric Co. ...................        10,400        386,880
TMP Worldwide, Inc.+ ...................         4,430        125,768
Waste Management, Inc. .................         8,700        232,638
Waters Corp.+ ..........................         7,955        284,550

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.2%
Deere & Co. ............................         4,000   $    150,440
MULTI-INDUSTRY -- 0.6%
Tyco International Ltd. ................        11,880        540,540
                                                         ------------
                                                            2,151,227
                                                         ------------
INFORMATION & ENTERTAINMENT -- 4.2%
BROADCASTING & MEDIA -- 4.2%
America Movil SA de CV ADR .............         7,320        108,556
AOL Time Warner, Inc.+ .................        33,908      1,122,355
AT&T Wireless Services, Inc.+ ..........        14,035        209,683
Cablevision Systems Corp.+ .............        11,935        488,619
Cablevision Systems Corp. -- Rainbow
  Media Group+ .........................         5,457        110,504
Charter Communications, Inc.,
  Class A+ .............................        15,715        194,552
Clear Channel Communications, Inc.+ ....         1,900         75,525
Comcast Corp., Class A+ ................        22,880        820,705
EchoStar Communications Corp.,
  Class A+ .............................         3,500         81,445
Fox Entertainment Group, Inc.,
  Class A+ .............................         6,900        131,790
Liberty Media, Corp.+ ..................        45,216        574,243
Viacom, Inc., Class B+ .................         6,880        237,360
                                                         ------------
                                                            4,155,337
                                                         ------------
INFORMATION TECHNOLOGY -- 6.9%
COMMUNICATION EQUIPMENT -- 0.6%
Cisco Systems, Inc.+ ...................        16,700        203,406
QUALCOMM, Inc.+ ........................         4,300        204,422
Symbol Technologies, Inc. ..............        13,240        138,888
COMPUTER SERVICES -- 0.1%
Sapient Corp.+ .........................           315          1,213
VeriSign, Inc.+ ........................         2,525        105,797
COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
Brocade Communications Systems,
  Inc.+ ................................         6,365         89,301
Dell Computer Corp.+ ...................         5,500        101,915
International Business Machines
  Corp. ................................         4,000        369,200
COMPUTER SOFTWARE -- 1.2%
Electronic Arts, Inc.+ .................         9,530        435,235
Microsoft Corp.+ .......................        14,700        752,199
ELECTRONICS -- 1.8%
Analog Devices, Inc.+ ..................        16,040        524,508
ASM Lithography Holdings NV+ ...........        12,265        137,490
Celestica, Inc.+ .......................        10,590        289,107
Flextronics International Ltd.+ ........        15,725        260,091
General Motors Corp., Class H+ .........         1,900         25,327
Intel Corp. ............................         6,100        124,684
KLA-Tencor Corp.+ ......................         1,760         55,581
Maxim Integrated Products, Inc.+ .......         3,905        136,441
PerkinElmer, Inc. ......................         7,445        195,357
INTERNET CONTENT -- 0.1%
eBay, Inc.+ ............................         2,845        130,159
INTERNET SOFTWARE -- 0.2%
Openwave Systems, Inc.+ ................        17,931        228,620

----------------
42

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 2.3%
China Unicom Ltd. ADR+ .................        17,185   $    185,598
Cox Communications, Inc., Class A+ .....         7,675        320,431
Motorola, Inc. .........................         6,500        101,400
Nokia Ab Oyj+ ..........................         7,557        123,447
Nokia Corp. ADR ........................        58,100        909,265
NTT DoCoMo, Inc. .......................            28        378,156
Verizon Communications, Inc. ...........         5,200        281,372
                                                         ------------
                                                            6,808,610
                                                         ------------
MATERIALS -- 0.6%
CHEMICALS -- 0.2%
Dow Chemical Co. .......................         4,500        147,420
Sigma-Aldrich Corp. ....................           285         12,882
FOREST PRODUCTS -- 0.2%
Georgia-Pacific Group ..................         7,000        201,530
METALS & MINERALS -- 0.2%
Alcoa, Inc. ............................         6,300        195,363
                                                         ------------
                                                              557,195
                                                         ------------
UTILITIES -- 1.0%
ELECTRIC UTILITIES -- 0.3%
Dominion Resources, Inc. ...............         4,215        250,160
GAS & PIPELINE UTILITIES -- 0.5%
El Paso Corp. ..........................         4,565        189,676
Enron Corp. ............................        11,920        324,582
TELEPHONE -- 0.2%
AT&T Corp. .............................        12,000        231,600
                                                         ------------
                                                              996,018
                                                         ------------
TOTAL COMMON STOCK (cost $37,345,454)...                   29,718,948
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
XO Communications, Inc., Series B
  13.50%(1)(cost $6,651) ...............            11          1,364
                                                         ------------

BONDS & NOTES -- 62.1%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.0%
APPAREL & TEXTILES -- 0.1%
Levi Strauss & Co. 6.80% 2003 ..........  $      5,000          3,800
Levi Strauss & Co. 7.00% 2006 ..........        25,000         16,000
Levi Strauss & Co. 11.63% 2008 .........        25,000         17,750
Westpoint Stevens, Inc. 7.88% 2008 .....        30,000         10,200
AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008 ....        30,000         16,200
DaimlerChrysler North America Holding
  Corp. 7.75% 2005 .....................       160,000        169,467
Dana Corp. 9.00% 2011* .................        25,000         22,000
Delco Remy International, Inc. 8.63%
  2007 .................................        20,000         19,700
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        15,000          8,250

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Lear Corp., Series B 8.11% 2009 ........  $     60,000   $     59,435
Navistar International Corp. 8.00%
  2008 .................................        25,000         21,750
Navistar International Corp. 9.38%
  2006 .................................        20,000         19,300
HOUSING -- 1.2%
Beazer Homes USA, Inc. 8.63% 2011 ......        15,000         14,250
Centex Corp. 7.88% 2011 ................       220,000        225,725
KB HOME 9.50% 2011 .....................        35,000         32,725
Lowe's Cos., Inc. 8.25% 2010 ...........       350,000        396,568
Masco Corp. 6.00% 2004 .................       160,000        165,150
Pulte Homes, Inc. 7.88% 2011* ..........       115,000        108,607
Pulte Homes, Inc. 8.13% 2011 ...........       195,000        186,311
Standard Pacific Corp. 8.00% 2008 ......        10,000          9,100
Standard Pacific Corp. 8.50% 2007 ......        20,000         18,900
Webb (Del E.) Corp. 10.25% 2010 ........        15,000         15,750
RETAIL -- 0.4%
Duane Reade, Inc. 9.25% 2008 ...........        50,000         49,000
Kroger Co. 7.38% 2005 ..................        55,000         58,619
Penny (JC) Co., Inc. 7.38% 2008 ........        10,000          9,050
Penny (JC) Co., Inc. 7.60% 2007 ........         5,000          4,637
Rite Aid Corp. 7.13% 2007 ..............        40,000         33,200
Rite Aid Corp. 11.25% 2008* ............        20,000         20,200
Sealy Mattress Co., Series B zero coupon
  2007(2) ..............................        25,000         20,000
Wal-Mart Stores, Inc. 7.55% 2030 .......       220,000        245,494
                                                         ------------
                                                            1,997,138
                                                         ------------
CONSUMER STAPLES -- 0.6%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................        15,000         11,925
Aurora Foods, Inc., Series D 9.88%
  2007 .................................        10,000          8,050
Nash Finch Co., Series B 8.50% 2008 ....        15,000         14,250
New World Pasta Co. 9.25% 2009 .........        20,000         15,200
Panamerican Beverage, Inc. 8.13%
  2003 .................................        70,000         72,322
PepsiAmericas, Inc. 6.38% 2009 .........       160,000        158,901
Tyson Foods, Inc. 6.63% 2004* ..........       270,000        269,495
HOUSEHOLD PRODUCTS -- 0.0%
Armkel LLC 9.50% 2009* .................         5,000          5,050
                                                         ------------
                                                              555,193
                                                         ------------
ENERGY -- 0.8%
ENERGY SERVICES -- 0.0%
ICO, Inc., Series B 10.38% 2007 ........        10,000          8,900
Key Energy Services, Inc., Series B
  14.00% 2009 ..........................         5,000          5,750
Parker Drilling Co. 9.75% 2006 .........         5,000          4,950
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         25,750
ENERGY SOURCES -- 0.8%
Clark Refining & Marketing, Inc. 8.38%
  2007 .................................        45,000         36,900
Energy Corp. of America, Series A 9.50%
  2007 .................................        45,000         34,088
Forest Oil Corp. 8.00% 2008* ...........        25,000         24,250
Husky Oil Ltd. 7.55% 2016 ..............       160,000        159,766
NRG Energy, Inc. 7.75% 2011 ............       240,000        251,822
Peabody Energy Corp. 9.63% 2008 ........        20,000         20,750
Petroleos Mexicanos, Series P 9.50%
  2027 .................................       230,000        243,800
Pioneer Natural Resources Co. 9.63%
  2010 .................................         5,000          5,325
Plains Resources, Inc., Series B 10.25%
  2006 .................................        20,000         20,400

----------------
44

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Plains Resources, Inc., Series D 10.25%
  2006 .................................  $     10,000   $     10,100
                                                         ------------
                                                              852,551
                                                         ------------
FINANCE -- 13.1%
BANKS -- 2.6%
Bank of America Corp. 7.40% 2011 .......       250,000        273,115
Bank of America Corp. 9.38% 2009 .......        68,000         82,196
Credit National 7.00% 2005 .............       130,000        138,209
First Republic Bank 7.75% 2012 .........        50,000         45,196
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2029 ............       250,000        264,965
National Australia Bank Ltd. 8.60%
  2010 .................................       300,000        353,018
National City Corp. 7.20% 2005 .........       200,000        214,098
NBD Bank NA 8.25% 2024 .................        50,000         58,087
Overseas-Chinese Banking Corp., Ltd.
  7.75% 2011* ..........................       280,000        290,564
Royal Bank of Scotland Group PLC 6.40%
  2009 .................................       300,000        304,809
Scotland International Finance 7.70%
  2010* ................................       300,000        326,531
U.S. Bancorp 7.50% 2026 ................       210,000        230,280
Western Financial Bank 8.88% 2007 ......        25,000         24,000
FINANCIAL SERVICES -- 5.8%
Aesop Funding II LLC 6.14% 2006* .......       120,000        126,227
Aesop Funding II LLC 6.40% 2003* .......       100,000        102,741
American General Finance Corp.,
  Series E 6.25% 2002# .................       100,000        103,648
Asset Securitization Corp. 6.75%
  2041 .................................        80,000         84,988
Asset Securitization Corp. 7.40%
  2029 .................................       200,000        213,774
Athena Neurosciences Finance LLC 7.25%
  2008 .................................       300,000        319,014
AXA Financial, Inc. 7.00% 2028 .........       130,000        124,505
Chase Credit Card Master Trust 6.19%
  2005 .................................       150,000        155,649
CIT Group, Inc. 7.50% 2003 .............       200,000        213,424
Citigroup, Inc. 6.75% 2005 .............       300,000        321,909
CS First Boston Mortgage Securities
  Corp. 7.15% 2029 .....................       165,000        176,625
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................       110,000        119,289
Dime Capital Trust I, Series A 9.33%
  2027 .................................        40,000         44,086
DLJ Mortgage Acceptance Corp. 6.82%
  2007* ................................       350,000        374,524
Erac USA Finance Co. 8.00% 2011* .......       280,000        289,098
Fleet Mortgage Group, Inc., Series A
  6.84% 2003 ...........................        50,000         52,441
Ford Motor Credit Co. 7.38% 2009 .......       300,000        307,566
General Motors Acceptance Corp. 7.63%
  2003 .................................       135,000        142,063
MBNA Master Credit Card Trust 6.90%
  2008 .................................       400,000        434,665
Merrill Lynch Mortgage Investors, Inc.
  6.54% 2029 ...........................       200,000        211,869
Morgan Stanley, Dean Witter & Co. 6.39%
  2033 .................................       150,000        156,602
Popular North America, Inc., Series D
  6.63% 2002 ...........................        50,000         51,214
PP&L Transition Bond LLC 7.05% 2009 ....       218,000        240,568
Principal Financial Group 8.20%
  2009* ................................       300,000        330,666
Private Export Funding Corp. 6.62%
  2005 .................................       160,000        172,107
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000        108,328
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................        60,000         64,380
PSA Corp., Ltd. 7.13% 2005* ............       320,000        345,800
Sun Canada Financial Co. 6.63% 2007* ...       160,000        159,883
Tembec Finance Corp. 9.88% 2005 ........        15,000         14,850
Toyota Motor Credit Corp. 5.63% 2003 ...       125,000        130,365
INSURANCE -- 4.7%
AAG Holding Co., Inc. 6.88% 2008 .......       100,000         97,805
Abbey National PLC, Series E 6.69%
  2005 .................................       250,000        267,240
Ace Capital Trust II 9.70% 2030 ........       300,000        317,733
Allstate Financial II 7.83% 2045 .......        49,000         46,211
American Financial Group, Inc. 7.13%
  2009 .................................        60,000         57,326

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
American General Corp. 6.75% 2005# .....  $    135,000   $    142,221
AmerUs Group Co. 6.95% 2005 ............       230,000        230,455
CIGNA Corp. 7.40% 2007 .................        95,000        104,038
CIGNA Corp. 7.88% 2027 .................        37,000         38,520
CIGNA Corp. 8.25% 2007 .................        65,000         73,741
Conseco, Inc. 9.00% 2006 ...............         5,000          3,900
Conseco, Inc. 10.75% 2008 ..............        30,000         24,600
Everest Reinsurance Holdings, Inc. 8.75%
  2010 .................................       290,000        330,278
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        314,560
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019* .........       340,000        340,459
ING Groep N.V. 8.00% 2006 ..............       200,000        223,828
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        44,000         46,910
Liberty Financial Cos., Inc. 6.75%
  2008 .................................       125,000        130,793
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................       230,000        189,842
Lumbermens Mutual Casualty Co. 9.15%
  2026* ................................       180,000        166,628
Metropolitan Life Insurance Co. 7.70%
  2015* ................................       140,000        152,694
MONY Group, Inc. 7.45% 2005 ............       310,000        327,713
Provident Financing Trust I 7.41%
  2038 .................................        90,000         74,973
Prudential Financial Corp. 6.88%
  2003* ................................       310,000        322,509
UnumProvident Corp. 6.75% 2028 .........       250,000        215,157
UnumProvident Corp. 7.63% 2011 .........        50,000         53,079
W.R. Berkley Capital Trust 8.20%
  2045 .................................       395,000        330,734
                                                         ------------
                                                           12,921,883
                                                         ------------
HEALTHCARE -- 1.5%
DRUGS -- 0.4%
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        70,000         56,000
American Home Products Corp. 6.25%
  2006 .................................       340,000        359,788
Bergen Brunswig Corp. 7.38% 2003 .......         5,000          5,038
Omnicare, Inc. 8.13% 2011* .............         5,000          5,050
Warner Chilcott, Inc. 12.63% 2008 ......        25,000         26,500
HEALTH SERVICES -- 0.6%
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000         10,100
Beverly Enterprises, Inc. 9.63%
  2009* ................................         5,000          5,175
Columbia/HCA Healthcare Corp. 7.25%
  2008 .................................        25,000         25,375
Humana, Inc. 7.25% 2006 ................       100,000        102,677
Manor Care, Inc. 8.00% 2008 ............         5,000          5,144
Tenet Healthcare Corp. 7.88% 2003 ......        50,000         52,000
Tenet Healthcare Corp., Series B 8.13%
  2008 .................................        20,000         21,200
Triad Hospitals, Inc. 8.75% 2009 .......         5,000          5,100
Triad Hospitals Holdings, Inc.,
  Series B 11.00% 2009 .................        20,000         21,550
UnitedHealth Group, Inc. 7.50% 2005 ....       300,000        325,932
MEDICAL PRODUCTS -- 0.5%
ALARIS Medical, Inc. zero coupon
  2008(2) ..............................        30,000         13,200
AmerisourceBergen Corp. 8.13% 2008* ....         5,000          5,125
Beckman Coulter, Inc. 7.10% 2003 .......        75,000         77,465
Beckman Coulter, Inc. 7.45% 2008 .......        10,000         10,520
Bio-Rad Laboratories, Inc. 11.63%
  2007 .................................         9,000          9,698
Cardinal Health, Inc. 7.00% 2026 .......       260,000        273,543
CONMED Corp. 9.00% 2008 ................        40,000         39,200
MEDIQ/PRN Life Support Services, Inc.
  11.00% 2008(3)(4) ....................        25,000              0
Packard BioScience, Inc. 9.38% 2007 ....        25,000         25,750
Physician Sales & Service, Inc. 8.50%
  2007 .................................        20,000         18,800
Universal Hospital Services, Inc. 10.25%
  2008 .................................        30,000         28,200
                                                         ------------
                                                            1,528,130
                                                         ------------

----------------
46

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 1.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Dunlop Standard Aerospace Holdings PLC
  11.88% 2009 ..........................  $     35,000   $     32,550
K & F Industries, Inc., Series B 9.25%
  2007 .................................        10,000          9,200
SCL Term Aereo Santiago SA 6.95%
  2012* ................................       350,000        357,486
BUSINESS SERVICES -- 0.7%
Allied Waste North America, Inc. 10.00%
  2009 .................................        35,000         35,000
Federal Express Corp. 6.72% 2022 .......       180,736        179,892
Fisher Scientific International, Inc.
  9.00% 2008 ...........................         5,000          4,963
Iron Mountain, Inc. 8.13% 2008 .........        10,000          9,750
Neenah Corp., Series B 11.13% 2007 .....         5,000          2,950
Neenah Corp., Series F 11.13% 2007 .....         5,000          2,950
Pacifica Papers, Inc. 10.00% 2009 ......        20,000         20,300
Quebecor Media, Inc. 11.13% 2011* ......        15,000         14,850
Quebecor Media, Inc. zero coupon
  2011*(2) .............................        75,000         40,500
Quebecor World, Inc. 8.38% 2008 ........        15,000         15,712
Resolution Performance Products, Inc.
  13.50% 2010 ..........................        10,000         10,300
Waste Management, Inc. 7.00% 2006 ......       150,000        158,172
Waste Management, Inc. 7.13% 2007 ......       170,000        177,023
MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007 .............        35,000         23,450
Grove Worldwide, Inc., LLC 9.25%
  2008(3) ..............................        15,000            525
Hayes Lemmerz International, Inc. 11.88%
  2006* ................................        15,000          8,700
Hayes Lemmerz International, Inc.,
  Series B 9.13% 2007 ..................        25,000          5,000
Hayes Wheels International, Inc. 9.13%
  2007 .................................        25,000          5,500
Numatics, Inc., Series B 9.63% 2008 ....        10,000          5,400
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,250
Westinghouse Air Brake Co., Series B2
  9.38% 2005 ...........................         5,000          4,950
MULTI-INDUSTRY -- 0.3%
American Standard Cos., Inc. 7.63%
  2010 .................................        10,000          9,825
Fortune Brands, Inc. 7.13% 2004* .......       240,000        252,545
TRANSPORTATION -- 0.1%
AMR Corp. 9.88% 2020 ...................        70,000         57,510
Anthony Crane Rental LP 10.38% 2008 ....        25,000         10,875
Atlas Air, Inc. 9.38% 2006 .............        20,000         11,800
Atlas Air, Inc. 10.75% 2005 ............        20,000         13,600
                                                         ------------
                                                            1,485,528
                                                         ------------
INFORMATION & ENTERTAINMENT -- 2.9%
BROADCASTING & MEDIA -- 2.2%
Ackerley Group, Inc. 9.00% 2009 ........        45,000         35,550
Adelphia Communications Corp., Series B
  8.38% 2008 ...........................        10,000          8,400
American Color Graphics, Inc. 12.75%
  2005 .................................        25,000         23,875
AT&T Wireless Services, Inc. 7.88%
  2011* ................................       230,000        245,401
Cablevision SA 13.75% 2009 .............        10,000          4,500
Century Communications Corp., Series B
  zero coupon 2008(2) ..................        65,000         27,950
Charter Communications Holdings Capital
  Corp., LLC zero coupon 2011(2) .......        50,000         29,500
Charter Communications Holdings Capital
  Corp., LLC 8.63% 2009 ................        60,000         53,400
Classic Cable, Inc. 10.50% 2010(3) .....        45,000         16,650
Comcast Cable Communications Corp. 8.50%
  2027 .................................        50,000         54,646
Crown Castle International Corp. zero
  coupon 2007#(2) ......................        35,000         27,125
CSC Holdings, Inc. 7.63% 2011* .........        10,000          9,966
EchoStar DBS Corp. 9.38% 2009 ..........        70,000         68,250
Frontiervision Holdings LP zero coupon
  2007(2) ..............................        25,000         25,250
Frontiervision Holdings LP, Series B
  zero coupon 2007(2) ..................        15,000         15,075
Granite Broadcasting Corp. 8.88%
  2008 .................................        20,000         13,600
Insight Communications, Inc. zero coupon
  2011(2) ..............................        30,000         15,900

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Interpublic Group Cos., Inc. 7.25%
  2011* ................................  $    200,000   $    201,710
IT Group, Inc. 11.25% 2009 .............         5,000          4,500
LIN Holdings Corp. zero coupon
  2008(2) ..............................        85,000         61,625
Mediacom Broadband LLC 11.00% 2013* ....        20,000         20,400
News America Holdings, Inc. 8.00%
  2016 .................................       350,000        363,041
Reed Elsevier Capital, Inc. 6.13%
  2006 .................................       400,000        413,156
Rogers Communications, Inc. 8.88%
  2007 .................................        15,000         14,325
Scholastic Corp. 7.00% 2003 ............        80,000         84,341
Sun Media Corp. 9.50% 2007 .............        20,000         19,100
Telewest Communications PLC 9.88%
  2010 .................................        70,000         41,300
United Pan-Europe Communications 11.25%
  2010 .................................        10,000          1,400
United Pan-Europe Communications 11.50%
  2010 .................................        25,000          3,500
Viacom, Inc. 7.70% 2010 ................       145,000        158,563
Viacom, Inc. 7.75% 2005 ................        80,000         87,016
Young Broadcasting, Inc. 10.00%
  2011* ................................        30,000         24,000
ENTERTAINMENT PRODUCTS -- 0.0%
Hasbro, Inc. 8.50% 2006 ................        10,000          9,350
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        45,000         45,000
LEISURE & TOURISM -- 0.7%
Air Canada, Inc. 10.25% 2011 ...........        40,000         17,200
Continental Airlines, Inc., Series A
  6.65% 2017 ...........................        64,142         57,823
Continental Airlines, Inc., Series B
  6.47% 2006 ...........................        77,996         74,956
Delta Air Lines, Inc. 7.92% 2010 .......       170,000        167,705
Harrah's Operating Co., Inc. 8.00%
  2011 .................................       220,000        217,411
John Q. Hammons Hotels, Inc. 8.88%
  2004 .................................        25,000         23,000
Mandalay Resort Group 9.25% 2005 .......        20,000         18,400
MGM Mirage, Inc. 8.38% 2011 ............        15,000         13,500
Station Casinos, Inc. 8.88% 2008 .......        20,000         17,600
US Airways, Inc. 7.08% 2021 ............        94,835         91,639
                                                         ------------
                                                            2,926,599
                                                         ------------
INFORMATION TECHNOLOGY -- 2.0%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007 ...        30,000          6,000
COMPUTER SERVICES -- 0.2%
Computer Sciences Corp. 7.38% 2011 .....       240,000        250,862
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       230,000        236,058
Seagate Technology International 12.50%
  2007* ................................        30,000         29,700
ELECTRONICS -- 0.4%
Amkor Technology, Inc. 9.25% 2008 ......        30,000         24,000
Amkor Technology, Inc. 10.50% 2009 .....        30,000         24,000
Amphenol Corp. 9.88% 2007 ..............         3,000          3,060
Eaton Corp. 7.65% 2029 .................       250,000        253,568
Fairchild Semiconductor International,
  Inc. 10.13% 2007 .....................        35,000         32,462
Fairchild Semiconductor International,
  Inc. 10.50% 2009 .....................        15,000         14,475
L-3 Communications Corp. 8.00% 2008 ....        15,000         15,150
SCG Holdings & Semiconductor Co.,
  Series B 12.00% 2009 .................        36,000         15,840
Viasystems Group, Inc. 9.75% 2007 ......        35,000          7,000
INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 10.75%
  2009(3) ..............................        10,000          1,100
Exodus Communications, Inc. 11.25%
  2008(3) ..............................        15,000          1,650
Exodus Communications, Inc. 11.63%
  2010(3) ..............................        90,000          9,900

----------------
48

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE -- 0.0%
PSINet, Inc. 11.00% 2009(3) ............  $     10,000   $        600
PSINet, Inc. 11.50% 2008(3) ............        30,000          1,800
PSINet, Inc., Series B 10.00%
  2005(3) ..............................        20,000          1,200
TELECOMMUNICATIONS -- 1.1%
Adelphia Business Solutions, Inc.,
  Series B 12.25% 2004 .................        15,000         10,200
Adelphia Business Solutions, Inc.,
  Series B zero coupon 2003(2) .........        20,000          9,000
Alaska Communications Systems Holdings,
  Inc. 9.38% 2009 ......................        25,000         21,000
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         51,673
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        50,000         52,872
Flag Telecom Holdings Ltd. 11.63%
  2010 .................................        20,000          7,200
GCI, Inc. 9.75% 2007 ...................        60,000         57,000
Global Crossing Holding Ltd. 8.70%
  2007 .................................        25,000         10,375
Global Crossing Holding Ltd. 9.13%
  2006 .................................        40,000         17,400
GT Group Telecom, Inc. zero coupon
  2010(2) ..............................        50,000         10,000
Insight Midwest LP Insight Capital 9.75%
  2009 .................................        35,000         36,050
Insight Midwest LP Insight Capital
  10.50% 2010 ..........................        10,000         10,450
ITC Deltacom, Inc. 8.88% 2008 ..........        25,000         10,500
ITC Deltacom, Inc. 9.75% 2008 ..........        20,000          6,000
ITC Deltacom, Inc. 11.00% 2007 .........        10,000          4,700
KMC Telecom Holdings, Inc. zero coupon
  2008(2) ..............................        40,000          1,400
Level 3 Communications, Inc. 9.13%
  2008 .................................        30,000         12,900
Level 3 Communications, Inc. 11.25%
  2010 .................................        15,000          6,750
Lucent Technologies, Inc. 7.25% 2006 ...        55,000         45,100
McLeodUSA, Inc. 8.13% 2009 .............        20,000          6,400
McLeodUSA, Inc. 8.38% 2008 .............        25,000          8,000
McLeodUSA, Inc. 9.25% 2007 .............        10,000          3,400
McLeodUSA, Inc. 9.50% 2008 .............        60,000         20,400
Nextel Communications, Inc. zero coupon
  2007(2) ..............................        85,000         49,300
Nextel Communications, Inc. 9.38%
  2009 .................................        20,000         12,200
Nextel Communications, Inc. 9.50%
  2011 .................................        10,000          6,100
NTL Communications Corp., Series B zero
  coupon 2008(2) .......................        75,000         23,250
RCN Corp. 10.00% 2007 ..................         6,000          2,160
RCN Corp. zero coupon 2007(2) ..........        27,000          6,210
Rogers Cantel, Inc. 9.38% 2008 .........        15,000         14,250
Rogers Wireless, Inc. 9.63% 2011 .......        45,000         43,200
Satelites Mexicanos SA de CV, Series B
  10.13% 2004 ..........................        20,000         12,000
Telecom De Puerto Rico, Inc. 6.65%
  2006 .................................       420,000        430,135
Telecommunications Techniques Co. LLC
  9.75% 2008 ...........................        25,000         15,000
Time Warner Telecom, Inc. 9.75% 2008 ...        15,000         10,350
Time Warner Telecom, Inc. 10.13%
  2011 .................................        15,000         10,350
Williams Communications Group, Inc.
  10.88% 2009 ..........................        25,000         10,500
WinStar Communications, Inc. 12.75%
  2010(3) ..............................        20,000            125
XO Communications, Inc. zero coupon
  2008(2) ..............................        45,000          5,850
                                                         ------------
                                                            1,998,175
                                                         ------------
MATERIALS -- 2.3%
CHEMICALS -- 0.7%
Airgas, Inc. 9.13% 2011* ...............         5,000          5,050
Georgia Gulf Corp. 10.38% 2007 .........        50,000         49,500
ICI Wilmington, Inc. 6.95% 2004 ........       270,000        281,823
Lyondell Chemical Co. 9.80% 2020 .......        15,000         14,400
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        45,000         41,400
Noveon, Inc. 11.00% 2011 ...............         5,000          4,900
Pioneer Americas Acquisition Corp.,
  Series B 9.25% 2007(3) ...............        15,000          3,600
Potash Corp. Saskatchewan 7.75% 2011 ...        95,000        102,136
Praxair, Inc. 6.75% 2003 ...............       170,000        177,266
Sterling Chemicals, Inc. 12.38%
  2006(3) ..............................        25,000         19,500

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Texas Petrochemicals Corp., Series B
  11.13% 2006 ..........................  $     30,000   $     23,100
Texas Petrochemicals Corp. 11.13%
  2006 .................................        10,000          8,650
FOREST PRODUCTS -- 1.2%
Abitibi-Consolidated, Inc. 8.55%
  2010 .................................       280,000        298,127
Caraustar Industries, Inc. 9.88%
  2011 .................................        45,000         44,100
Consumers International, Inc. 10.25%
  2005(3) ..............................        20,000          7,600
Doman Industries Ltd. 8.75% 2004 .......        10,000          4,000
Doman Industries Ltd. 12.00% 2004 ......        25,000         22,500
Gaylord Container Corp. 9.75% 2007 .....        20,000         14,400
Gaylord Container Corp., Series B 9.38%
  2007 .................................        15,000         10,800
Millar Western Forest Products Ltd.
  9.88% 2008 ...........................        20,000         17,600
Norske Skog Canada Ltd. 8.63% 2011* ....         5,000          4,988
Owens-Illinois, Inc. 7.15% 2005 ........        15,000         11,850
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          3,750
Owens-Illinois, Inc. 7.50% 2010 ........        40,000         30,000
Owens-Illinois, Inc. 7.85% 2004 ........        25,000         20,875
Owens-Illinois, Inc. 8.10% 2007 ........         5,000          3,900
Packaging Corp. of America 9.63%
  2009 .................................        15,000         15,825
Paperboard Industries International,
  Inc. 8.38% 2007 ......................        10,000          9,000
Sealed Air Corp. 8.75% 2008* ...........       300,000        286,315
Silgan Holdings, Inc. 9.00% 2009 .......        15,000         14,475
Sonoco Products Co. 7.00% 2004 .........       250,000        265,200
Stone Container Corp. 9.25% 2008 .......         5,000          5,000
Stone Container Corp. 9.75% 2011 .......        40,000         40,800
Tembec Industries, Inc. 8.50% 2011 .....        10,000         10,000
METALS & MINERALS -- 0.4%
AK Steel Corp. 7.88% 2009 ..............        55,000         51,150
Alcan, Inc. 6.45% 2011 .................       120,000        122,891
Algoma Steel, Inc. 12.38% 2005(3) ......        20,000          4,000
Century Aluminum Co. 11.75% 2008* ......        10,000          9,800
Hexcel Corp. 9.75% 2009 ................        10,000          5,000
National Steel Corp. 9.88% 2009 ........        45,000         17,100
Phelps Dodge Corp. 8.75% 2011 ..........       150,000        153,978
United States Steel LLC 10.75% 2008* ...        35,000         32,550
Weirton Steel Corp. 10.75% 2005 ........         5,000          1,000
Weirton Steel Corp. 11.38% 2004 ........        35,000          7,000
                                                         ------------
                                                            2,276,899
                                                         ------------
MUNICIPAL BONDS -- 1.0%
MUNICIPAL BONDS -- 1.0%
Allentown Pennsylvania 6.20% 2005 ......       280,000        299,482
Fresno County California Pension
  Obligation 6.07% 2003 ................        50,000         52,319
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........       135,000        140,310
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       100,000        104,850
Miami Florida Revenue 7.25% 2003 .......       135,000        145,711
Phoenix Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000        107,487
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        132,687
                                                         ------------
                                                              982,846
                                                         ------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
Republic of Argentina zero coupon
  2002(2) ..............................        15,000         14,100
                                                         ------------

----------------
50

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REAL ESTATE -- 0.9%
REAL ESTATE COMPANIES -- 0.5%
E.O.P. Operating LP 6.38% 2003 .........  $    120,000   $    123,522
Liberty Property LP 7.25% 2011 .........       150,000        153,279
Liberty Property LP 8.50% 2010 .........       140,000        154,312
Susa Partnership LP 6.95% 2006 .........        90,000         93,107
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalonbay Communities, Inc. 7.50%
  2010 .................................       330,000        347,535
                                                         ------------
                                                              871,755
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 29.9%
U.S. GOVERNMENT & AGENCIES -- 29.9%
Federal Home Loan Mortgage Corp. 6.00%
  2006-2028 ............................       775,785        777,735
Federal Home Loan Mortgage Corp. 6.50%
  2022-2029 ............................       500,393        513,962
Federal Home Loan Mortgage Corp. 6.75%
  2022 .................................        45,000         47,111
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................        32,000         33,460
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................        69,200         73,374
Federal Home Loan Mortgage Corp. 8.50%
  2008-2019 ............................       137,916        146,328
Federal National Mortgage Association
  5.25% 2003 ...........................     1,635,000      1,686,094
Federal National Mortgage Association
  5.75% 2008 ...........................     1,715,000      1,807,713
Federal National Mortgage Association
  6.18% 2008 ...........................        24,099         25,276
Federal National Mortgage Association
  6.27% 2007 ...........................        81,737         86,099
Federal National Mortgage Association
  6.30% 2008 ...........................        23,994         25,313
Federal National Mortgage Association
  6.34% 2008 ...........................        18,790         19,852
Federal National Mortgage Association
  6.36% 2008 ...........................       125,026        132,056
Federal National Mortgage Association
  6.43% 2008 ...........................        23,990         25,459
Federal National Mortgage Association
  6.50% 2004 ...........................     2,310,000      2,488,655
Federal National Mortgage Association
  6.59% 2007 ...........................        95,796        102,350
Federal National Mortgage Association
  6.90% 2007 ...........................        93,103        100,378
Federal National Mortgage Association
  7.04% 2007 ...........................        62,174         67,467
Federal National Mortgage Association
  7.28% 2006 ...........................        38,186         41,756
Federal National Mortgage Association
  7.39% 2021 ...........................        30,011         31,565
Federal National Mortgage Association
  7.50% 2030 ...........................       790,079        821,184
Federal National Mortgage Association
  7.75% 2021 ...........................        68,913         69,365
Federal National Mortgage Association
  8.00% 2006 ...........................        47,219         50,097
Government National Mortgage Association
  7.00% 2022-2023 ......................        22,193         23,164
Government National Mortgage Association
  7.25% 2027 ...........................       191,795        200,036
Government National Mortgage Association
  7.50% 2022-2026 ......................       957,145      1,004,161
Government National Mortgage Association
  8.50% 2017 ...........................        31,987         34,626
Government National Mortgage Association
  9.00% 2021 ...........................         7,136          7,704
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       361,665        387,878
United States Treasury Bonds 5.25%
  2028-2029 ............................     6,960,000      6,718,557
United States Treasury Bonds 5.38%
  2031 .................................     4,000,000      3,975,000
United States Treasury Bonds 5.50%
  2028 .................................        35,000         35,022
United States Treasury Bonds 6.13%
  2029 .................................     2,300,000      2,507,000
United States Treasury Bonds 12.00%
  2013 .................................     1,000,000      1,443,750
United States Treasury Notes 3.63%
  2008 .................................     1,276,162      1,324,810
United States Treasury Notes 4.63%
  2006 .................................       700,000        724,500
United States Treasury Notes 4.75%
  2008 .................................       800,000        818,128
United States Treasury Notes 5.50%
  2009 .................................       600,000        640,686
United States Treasury Notes 5.63%
  2008 .................................       200,000        215,094
United States Treasury Strip Bonds zero
  coupon 2012 ..........................       475,000        281,162
                                                         ------------
                                                           29,513,927
                                                         ------------
UTILITIES -- 3.6%
ELECTRIC UTILITIES -- 2.1%
AES Corp. 8.88% 2011 ...................        45,000         36,900
American Electric Power Co., Inc. 6.13%
  2006 .................................       160,000        165,390

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Avista Corp. 9.75% 2008* ...............  $    320,000   $    335,030
Calpine Corp. 8.50% 2011 ...............        40,000         38,827
Calpine Corp. 8.63% 2010 ...............        35,000         34,294
CMS Energy Corp. 7.50% 2009 ............        10,000          9,527
Conectiv, Inc. 6.38% 2005 ..............        60,000         64,385
Mirant Americas Generation, Inc. 8.30%
  2011* ................................       280,000        295,935
Mirant Americas Generation, Inc. 9.13%
  2031* ................................        55,000         59,277
Peco Energy Transition Trust 6.52%
  2010 .................................       210,000        224,554
Progress Energy, Inc. 7.10% 2011 .......       330,000        350,912
Public Service Electric & Gas Co.,
  Series A 8.88% 2003 ..................        35,000         37,626
Scottish Power PLC, Series H 6.38%
  2008 .................................       250,000        248,628
UtiliCorp United, Inc. 6.88% 2004 ......        80,000         82,621
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        25,000         20,875
Western Resources, Inc. 6.88% 2004 .....        25,000         23,820
GAS & PIPELINE UTILITIES -- 0.7%
Dynegy Holdings, Inc. 6.88% 2011 .......       255,000        260,248
Energen Corp. 7.63% 2010 ...............       230,000        248,833
Enron Corp. 9.63% 2006 .................       140,000        161,674
TELEPHONE -- 0.8%
GTE Corp. 6.36% 2006 ...................       210,000        221,966
Qwest Capital Funding, Inc. 6.25%
  2005 .................................       165,000        168,186
Sprint Capital Corp. 6.13% 2008 ........       155,000        151,269
WorldCom, Inc. 7.38% 2006* .............        60,000         63,104
WorldCom, Inc. 7.55% 2004 ..............       100,000        105,047
WorldCom, Inc. 8.25% 2031 ..............        90,000         88,376
                                                         ------------
                                                            3,497,304
                                                         ------------
TOTAL BONDS & NOTES (cost
  $60,229,241)..........................                   61,422,028
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
  7/15/07 ..............................            15             15
                                                         ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/01/10* ........            20            300
KMC Telecom Holdings, Inc.
  4/15/08*(4) ..........................            20              0
                                                         ------------
                                                                  300
                                                         ------------
TOTAL WARRANTS (cost $1,249) ...........                          315
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $97,582,595) .........................                   91,142,655
                                                         ------------

----------------
52

SHORT-TERM SECURITIES -- 4.9%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.3%
MCI Communications Corp. 6.13% due
  4/15/02 ..............................  $     60,000   $     60,666
Private Export Funding Corp., Series NN
  7.30% due 1/31/02 ....................       270,000        274,261
                                                         ------------
                                                              334,927
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 4.6%
Federal Home Loan Bank Discount Notes
  2.53% due 10/01/01 ...................       600,000        600,000
Federal Home Loan Mortgage Corp. 3.15%
  due 10/01/01 .........................     3,900,000      3,900,000
                                                         ------------
                                                            4,500,000
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $4,831,250)...........................                    4,834,927
                                                         ------------

REPURCHASE AGREEMENTS -- 6.3%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.3%
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account
  (Note 3)..............................     1,503,000      1,503,000
UBS Warburg LLC Joint Repurchase
  Agreement Account (Note 3)............     4,670,000      4,670,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $6,173,000).....................                    6,173,000
                                                         ------------

TOTAL INVESTMENTS -- (cost $108,586,845)         103.4%   102,150,582
Liabilities in excess of other assets --          (3.4)    (3,314,313)
                                                 -----   ------------
NET ASSETS --                                    100.0%  $ 98,836,269
                                                 =====   ============

-------------
+   Non-income producing security
ADR -- American Depositary Receipt
#  Security represents an investment in an affiliated company; See Note 8
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond in Default
(4) Fair valued security; see Note 2

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------
     CONTRACT                 IN           DELIVERY  GROSS UNREALIZED
    TO DELIVER           EXCHANGE FOR        DATE      APPRECIATION
---------------------------------------------------------------------
EUR       120,000         USD   102,166    10/26/01      $  6,944
EUR*       25,000         USD    21,182    11/02/01         1,545
EUR*       30,000         USD    26,087    11/02/01         1,184
EUR*       20,000         USD    17,392    11/02/01           790
EUR*       45,000         USD    38,308    11/09/01         2,592
EUR*       50,000         USD    43,100    11/09/01         2,344
EUR*      110,000         USD    98,006    11/09/01         1,971
EUR*       70,000         USD    61,776    11/09/01         1,845
EUR*       70,000         USD    61,776    11/09/01         1,845
EUR*       30,000         USD    26,403    11/09/01           863
EUR*       10,000         USD     8,513    11/09/01           576
EUR*        5,000         USD     4,256    11/09/01           288
EUR*       25,000         USD    22,436    11/09/01           286
EUR*       75,000         USD    64,400    11/16/01         3,752
EUR*       40,000         USD    34,040    11/16/01         2,308
EUR*       35,000         USD    29,848    11/16/01         1,956
HKD*      195,000         USD    25,003    11/02/01             3
JPY*    1,700,000         USD    13,812    10/26/01           478
JPY*      750,000         USD     6,094    10/26/01           211
JPY*    2,400,000         USD    19,989    10/26/01           186
JPY*    1,000,000         USD     8,329    10/26/01            77
JPY*      500,000         USD     4,158    10/26/01            45
JPY*    1,500,000         USD    12,362    11/09/01           260
JPY*    2,000,000         USD    16,653    11/09/01           176
JPY*    1,000,000         USD     8,326    11/09/01            88
USD*       33,717       JPY   4,000,000    10/26/01            92
USD*       93,275         EUR   100,000    11/09/01         2,388
USD        77,356         EUR    85,000    11/09/01           102
USD*       40,916         EUR    45,000    11/09/01            16
USD*       17,187       JPY   2,000,000    11/09/01           359
                                                         --------
                                                           35,570
                                                         --------

                                                     GROSS UNREALIZED
                                                       DEPRECIATION
---------------------------------------------------------------------
EUR*       50,000         USD    45,469    11/09/01           (26)
HKD*      205,000         USD    26,292    11/02/01            (4)
HKD*      200,000         USD    25,649    11/02/01            (2)
HKD*       45,000         USD     5,771    11/02/01            (1)
HKD*      150,000         USD    19,235    11/02/01            (0)
HKD*      200,000         USD    25,647    11/02/01            (0)
JPY*      800,000         USD     6,725    10/26/01            (0)
USD       107,280         EUR   120,000    10/26/01        (1,830)
USD        24,420       JPY   3,000,000    10/26/01          (798)
USD*       97,907       JPY  11,750,000    10/26/01          (857)
USD*       11,475       JPY   1,400,000    11/02/01          (299)
USD*       51,276         HKD   400,000    11/02/01           (17)
USD*       89,746         HKD   700,000    11/02/01           (17)
USD        57,055         HKD   445,000    11/02/01            (9)
USD        19,234         HKD   150,000    11/02/01            (1)
USD        78,249         EUR    90,000    11/02/01        (3,567)
USD*       42,811         EUR    50,000    11/02/01        (2,642)
USD        65,579         EUR    75,000    11/02/01        (2,600)
USD*       48,811         EUR    55,000    11/02/01        (1,378)
USD        50,677         EUR    60,000    11/09/01        (3,855)
USD        47,911         EUR    55,000    11/09/01        (2,077)
USD        75,690         EUR    85,000    11/09/01        (1,564)
USD*      153,269         EUR   170,000    11/09/01        (1,240)
USD*       90,145         EUR   100,000    11/09/01          (742)
USD*       67,763         EUR    75,000    11/09/01          (403)
USD*       50,314       JPY   6,000,000    11/09/01          (174)
USD*      213,096         EUR   240,000    11/16/01        (4,989)
                                                         --------
                                                          (29,092)
                                                         --------
Net Unrealized Appreciation........................      $  6,478
                                                         ========

---------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

EUR  -- Euro                                      JPY  -- Japanese Yen
HKD  -- Hong Kong Dollar                          USD  -- United States Dollar

See Notes to Financial Statements

----------------
54

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 14.9%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.8%
AUTOMOTIVE -- 0.2%
Dana Corp. .............................         2,500   $     39,000
Ford Motor Co. .........................         2,000         34,700
SPX Corp.+ .............................           500         41,450

RETAIL -- 0.6%
Amazon.com, Inc.+ ......................         5,985         35,731
Home Depot, Inc. .......................         1,500         57,555
Kmart Corp.+ ...........................         6,500         45,435
Target Corp. ...........................         2,600         82,550
Tiffany & Co. ..........................            25            541
Wal-Mart Stores, Inc. ..................         4,400        217,800
                                                         ------------
                                                              554,762
                                                         ------------
CONSUMER STAPLES -- 0.5%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Anheuser-Busch Cos., Inc. ..............         1,720         72,034
Aurora Foods, Inc.+ ....................           443          1,768
Coca-Cola Co. ..........................           785         36,777
Philip Morris Cos., Inc. ...............         2,000         96,580

HOUSEHOLD PRODUCTS -- 0.2%
Gillette Co. ...........................         2,000         59,600
Newell Rubbermaid, Inc. ................         1,730         39,288
Procter & Gamble Co. ...................         1,000         72,790
                                                         ------------
                                                              378,837
                                                         ------------
ENERGY -- 0.7%
ENERGY SERVICES -- 0.3%
BJ Services Co.+ .......................         2,200         39,138
Nabors Industries, Inc.+ ...............         8,000        167,760

ENERGY SOURCES -- 0.4%
Anadarko Petroleum Corp. ...............         2,095        100,728
Exxon Mobil Corp. ......................         1,600         63,040
Petroleo Brasileiro SA ADR .............         4,210         83,147
Valero Energy Corp. ....................         2,000         70,200
                                                         ------------
                                                              524,013
                                                         ------------
FINANCE -- 2.4%
BANKS -- 0.8%
Bank of America Corp. ..................         1,000         58,400
Fifth Third Bancorp ....................           740         45,495
FleetBoston Financial Corp. ............         2,900        106,575
J.P. Morgan Chase & Co. ................         4,830        164,945

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
National City Corp. ....................         4,000   $    119,800
PNC Financial Services Group, Inc. .....         1,000         57,250
U.S. Bancorp ...........................         1,140         25,285

FINANCIAL SERVICES -- 1.2%
American Express Co. ...................           700         20,342
Capital One Financial Corp. ............         1,500         69,045
Citigroup, Inc. ........................         9,133        369,887
E*TRADE Group, Inc.+ ...................         7,975         48,249
Fannie Mae .............................           905         72,454
Goldman Sachs Group, Inc. ..............           860         61,361
Lehman Brothers Holdings, Inc. .........         2,100        119,385
Mellon Financial Corp. .................           700         22,631
Morgan Stanley, Dean Witter & Co. ......           800         37,080
Nasdaq Gold Trust+ .....................         2,500         72,450

INSURANCE -- 0.4%
AFLAC, Inc. ............................         2,525         68,175
Allstate Corp. .........................         1,220         45,567
Berkshire Hathaway, Inc., Class B+ .....            65        151,450
CIGNA Corp. ............................           290         24,055
                                                         ------------
                                                            1,759,881
                                                         ------------
HEALTHCARE -- 3.3%
DRUGS -- 1.4%
Abbott Laboratories, Inc. ..............         2,500        129,625
American Home Products Corp. ...........         1,715         99,899
Amgen, Inc.+ ...........................         1,800        105,786
Bristol-Myers Squibb Co. ...............         1,795         99,730
Genentech, Inc.+ .......................         2,200         96,800
IDEC Pharmaceuticals Corp.+ ............         1,200         59,484
Merck & Co., Inc. ......................         1,000         66,600
Pfizer, Inc. ...........................         8,625        345,862
Pharmacia Corp. ........................           800         32,448
Schering-Plough Corp. ..................           300         11,130
TEVA Pharmaceutical Industries Ltd.
  ADR ..................................           800         48,360

HEALTH SERVICES -- 0.9%
HCA, Inc. ..............................         4,700        208,257
Laboratory Corp. of America
  Holdings+ ............................         1,205         97,424
Tenet Healthcare Corp.+ ................         4,165        248,442
UnitedHealth Group, Inc. ...............           655         43,558
Wellpoint Health Networks, Inc.,
  Class A+ .............................           500         54,575

MEDICAL PRODUCTS -- 1.0%
Baxter International, Inc. .............         2,200        121,110
Cardinal Health, Inc. ..................         4,040        298,758
Johnson & Johnson Co. ..................         3,900        216,060
McKesson HBOC, Inc. ....................         2,515         95,042
                                                         ------------
                                                            2,478,950
                                                         ------------

----------------
56

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................         1,100   $     36,850
Raytheon Co. ...........................         1,180         41,005

BUSINESS SERVICES -- 0.6%
Cendant Corp.+ .........................         6,000         76,800
General Electric Co. ...................         4,400        163,680
TMP Worldwide, Inc.+ ...................         1,415         40,172
Waste Management, Inc. .................         3,600         96,264
Waters Corp.+ ..........................         2,635         94,254

MACHINERY -- 0.1%
Deere & Co. ............................         1,500         56,415

MULTI-INDUSTRY -- 0.3%
Tyco International Ltd. ................         4,655        211,802
                                                         ------------
                                                              817,242
                                                         ------------
INFORMATION & ENTERTAINMENT -- 2.0%
BROADCASTING & MEDIA -- 2.0%
America Movil SA de CV ADR .............         2,425         35,963
AOL Time Warner, Inc.+ .................        12,160        402,496
AT&T Wireless Services, Inc.+ ..........         4,650         69,471
Cablevision Systems Corp.+ .............         3,955        161,918
Cablevision Systems Corp. -- Rainbow
  Media Group+ .........................         1,810         36,653
Charter Communications, Inc.,
  Class A+ .............................         5,210         64,500
Clear Channel Communications, Inc.+ ....         1,600         63,600
Comcast Corp., Class A+ ................         7,620        273,329
EchoStar Communications Corp.,
  Class A+ .............................         1,500         34,905
Fox Entertainment Group, Inc.,
  Class A+ .............................         2,900         55,390
Liberty Media Corp.+ ...................        14,492        184,048
Viacom, Inc., Class B+ .................         3,103        107,053
                                                         ------------
                                                            1,489,326
                                                         ------------
INFORMATION TECHNOLOGY -- 3.3%
COMMUNICATION EQUIPMENT -- 0.3%
Cisco Systems, Inc.+ ...................         6,800         82,824
QUALCOMM, Inc.+ ........................         1,800         85,572
Symbol Technologies, Inc. ..............         4,392         46,072

COMPUTER SERVICES -- 0.0%
Sapient Corp.+ .........................           105            404
VeriSign, Inc.+ ........................           840         35,196

COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Brocade Communications Systems,
  Inc.+ ................................         2,110         29,603
Dell Computer Corp.+ ...................         2,500         46,325
International Business Machines
  Corp. ................................         1,700        156,910

COMPUTER SOFTWARE -- 0.6%
Electronic Arts, Inc.+ .................         3,465        158,247
Microsoft Corp.+ .......................         5,800        296,786

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 0.8%
Analog Devices, Inc.+ ..................         5,320   $    173,964
ASM Lithography Holdings NV+ ...........         4,065         45,569
Celestica, Inc.+ .......................         3,510         95,823
Flextronics International Ltd.+ ........         5,215         86,256
General Motors Corp., Class H+ .........           400          5,332
Intel Corp. ............................         2,000         40,880
KLA-Tencor Corp.+ ......................           565         17,843
Maxim Integrated Products, Inc.+ .......         1,295         45,247
PerkinElmer, Inc. ......................         2,470         64,813

INTERNET CONTENT -- 0.1%
eBay, Inc.+ ............................           945         43,234

INTERNET SOFTWARE -- 0.1%
Openwave Systems, Inc.+ ................         5,943         75,773

TELECOMMUNICATIONS -- 1.1%
China Unicom Ltd. ADR+ .................         5,700         61,560
Cox Communications, Inc., Class A+ .....         2,545        106,254
Motorola, Inc. .........................         3,000         46,800
Nokia Ab Oyj+ ..........................         2,962         48,385
Nokia Corp. ADR ........................        19,075        298,524
NTT DoCoMo, Inc. .......................             9        121,550
Verizon Communications, Inc. ...........         2,200        119,042
                                                         ------------
                                                            2,434,788
                                                         ------------
MATERIALS -- 0.3%
CHEMICALS -- 0.1%
Dow Chemical Co. .......................         2,000         65,520
Sigma-Aldrich Corp. ....................           100          4,520

FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group ..................         3,100         89,249

METALS & MINERALS -- 0.1%
Alcoa, Inc. ............................         2,800         86,828
                                                         ------------
                                                              246,117
                                                         ------------
UTILITIES -- 0.5%
ELECTRIC UTILITIES -- 0.1%
Dominion Resources, Inc. ...............         1,395         82,793

GAS & PIPELINE UTILITIES -- 0.2%
El Paso Corp. ..........................         1,515         62,948
Enron Corp. ............................         3,950        107,559

TELEPHONE -- 0.2%
AT&T Corp. .............................         6,000        115,800
                                                         ------------
                                                              369,100
                                                         ------------
TOTAL COMMON STOCK (cost $13,725,292)...                   11,053,016
                                                         ------------

----------------
58

PREFERRED STOCK -- 0.0%
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
XO Communications, Inc., Series B
  13.50%(1) (cost $9,978)...............            18   $      2,109
                                                         ------------

BONDS & NOTES -- 75.1%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.7%
APPAREL & TEXTILES -- 0.1%
Levi Strauss & Co. 6.80% 2003 ..........  $     10,000          7,600
Levi Strauss & Co. 7.00% 2006 ..........        10,000          6,400
Levi Strauss & Co. 11.63% 2008 .........        25,000         17,750
Westpoint Stevens, Inc. 7.88% 2008 .....        25,000          8,500

AUTOMOTIVE -- 0.4%
Accuride Corp., Series B 9.25% 2008 ....        35,000         18,900
DaimlerChrysler North America Holding
  Corp. 7.75% 2005 .....................       150,000        158,875
Dana Corp. 9.00% 2011* .................        25,000         22,000
Delco Remy International, Inc. 8.63%
  2007 .................................        20,000         19,700
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        25,000         13,750
Lear Corp., Series B 8.11% 2009 ........        55,000         54,482
Navistar International Corp. 8.00%
  2008 .................................        30,000         26,100
Navistar International Corp. 9.38%
  2006 .................................        20,000         19,300

HOUSING -- 1.6%
Beazer Homes USA, Inc. 8.63% 2011 ......        20,000         19,000
Centex Corp. 7.88% 2011 ................       220,000        225,724
KB HOME 9.50% 2011 .....................        35,000         32,725
Lowe's Cos. 8.25% 2010 .................       340,000        385,237
Masco Corp. 6.00% 2004 .................       160,000        165,151
Pulte Homes, Inc. 7.88% 2011* ..........       125,000        118,051
Pulte Homes, Inc. 8.13% 2011 ...........       185,000        176,757
Standard Pacific Corp. 8.00% 2008 ......        15,000         13,650
Standard Pacific Corp. 8.50% 2007 ......        20,000         18,900
Webb (Del E.) Corp. 10.25% 2010 ........        25,000         26,250

RETAIL -- 0.6%
Duane Reade, Inc. 9.25% 2008 ...........        55,000         53,900
Kroger Co. 7.38% 2005 ..................        55,000         58,619
Penney (JC) Co., Inc. 7.38% 2008 .......        10,000          9,050
Penney (JC) Co., Inc. 7.60% 2007 .......         5,000          4,637
Rite Aid Corp. 7.13% 2007 ..............        45,000         37,350
Rite Aid Corp. 11.25% 2008* ............        20,000         20,200
Sealy Mattress Co., Series B zero coupon
  2007(2) ..............................        25,000         20,000
Wal-Mart Stores, Inc. 7.55% 2030 .......       230,000        256,653
                                                         ------------
                                                            2,015,211
                                                         ------------
CONSUMER STAPLES -- 0.8%
FOOD, BEVERAGE & TOBACCO -- 0.8%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................        10,000          7,950
Aurora Foods, Inc., Series D 9.88%
  2007 .................................        15,000         12,075
Nash Finch Co., Series B 8.50% 2008 ....        10,000          9,500
New World Pasta Co. 9.25% 2009 .........        10,000          7,600
Panamerican Beverage, Inc. 8.13%
  2003 .................................        80,000         82,654
PepsiAmericas, Inc. 6.38% 2009 .........       165,000        163,867

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Tyson Foods, Inc. 6.63% 2004* ..........  $    280,000   $    279,476

HOUSEHOLD PRODUCTS -- 0.0%
Armkel LLC 9.50% 2009* .................         5,000          5,050
                                                         ------------
                                                              568,172
                                                         ------------
ENERGY -- 1.2%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ........        10,000          8,900
Key Energy Services, Inc., Series B
  14.00% 2009 ..........................         5,000          5,750
Parker Drilling Co. 9.75% 2006 .........        10,000          9,900
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         25,750

ENERGY SOURCES -- 1.1%
Clark Refining & Marketing, Inc. 8.38%
  2007 .................................        45,000         36,900
Energy Corp. of America, Series A 9.50%
  2007 .................................        50,000         37,875
Forest Oil Corp. 8.00% 2008* ...........        25,000         24,250
Husky Oil Ltd. 7.55% 2016 ..............       180,000        179,737
NRG Energy, Inc. 7.75% 2011 ............       220,000        230,838
Peabody Energy Corp. 9.63% 2008 ........        16,000         16,600
Petroleos Mexicanos, Series P 9.50%
  2027 .................................       230,000        243,800
Pioneer Natural Resources Co. 9.63%
  2010 .................................         5,000          5,325
Plains Resources, Inc., Series B 10.25%
  2006 .................................        15,000         15,300
Plains Resources, Inc., Series D 10.25%
  2006 .................................        10,000         10,100
                                                         ------------
                                                              851,025
                                                         ------------
FINANCE -- 16.8%
BANKS -- 3.6%
Bank of America Corp. 7.40% 2011 .......       250,000        273,115
Bank of America Corp. 9.38% 2009 .......        80,000         96,701
Credit National 7.00% 2005 .............       210,000        223,261
First Republic Bank 7.75% 2012 .........        55,000         49,715
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2029 ............       245,000        259,666
National Australia Bank Ltd. 8.60%
  2010 .................................       290,000        341,251
National City Corp. 7.20% 2005 .........       200,000        214,098
NBD Bank NA 8.25% 2024 .................        55,000         63,896
Overseas-Chinese Banking Corp., Ltd.
  7.75% 2011* ..........................       280,000        290,564
Royal Bank of Scotland Group PLC 6.40%
  2009 .................................       300,000        304,809
Scotland International Finance 7.70%
  2010* ................................       290,000        315,647
U.S. Bancorp 7.50% 2026 ................       210,000        230,280
Western Financial Bank 8.88% 2007 ......        30,000         28,800

FINANCIAL SERVICES -- 6.9%
Aesop Funding II LLC 6.14% 2006* .......       120,000        126,227
Aesop Funding II LLC 6.40% 2003* .......       100,000        102,741
American General Finance Corp.,
  Series E 6.25% 2002# .................       300,000        310,944
Asset Securitization Corp. 6.75%
  2041 .................................        85,000         90,300
Asset Securitization Corp. 7.40%
  2029 .................................       200,000        213,774
Athena Neurosciences Finance LLC 7.25%
  2008 .................................       280,000        297,746
AXA Financial, Inc. 7.00% 2028 .........       130,000        124,505
Chase Credit Card Master Trust 6.19%
  2005 .................................       190,000        197,155
CIT Group, Inc. 7.50% 2003 .............       190,000        202,753
Citigroup, Inc. 6.75% 2005 .............       300,000        321,909

----------------
60

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
CS First Boston Mortgage Securities
  Corp. 7.15% 2029 .....................  $    165,000   $    176,625
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................       110,000        119,289
Dime Capital Trust I, Series A 9.33%
  2027 .................................        45,000         49,597
DLJ Mortgage Acceptance Corp. 6.82%
  2007* ................................       450,000        481,531
Erac USA Finance Co. 8.00% 2011* .......       270,000        278,773
Fleet Mortgage Group, Inc., Series A
  6.84% 2003 ...........................        50,000         52,441
Ford Motor Credit Co. 7.38% 2009 .......       300,000        307,566
General Electric Capital Corp. 8.70%
  2007 .................................       250,000        292,180
General Motors Acceptance Corp. 7.63%
  2003 .................................       130,000        136,802
Morgan Stanley, Dean Witter & Co. 6.39%
  2033 .................................        25,000         26,100
Popular North America, Inc., Series D
  6.63% 2002 ...........................        40,000         40,971
PP&L Transition Bond LLC 7.05% 2009 ....       202,000        222,912
Principal Financial Group 8.20%
  2009* ................................       340,000        374,755
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000        108,328
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................       100,000        107,300
Sun Canada Financial Co. 6.63% 2007* ...       160,000        159,883
Tembec Finance Corp. 9.88% 2005 ........        15,000         14,850
Toyota Motor Credit Corp. 5.63% 2003 ...       150,000        156,438

INSURANCE -- 6.3%
AAG Holding Co., Inc. 6.88% 2008 .......       120,000        117,366
Abbey National PLC, Series E 6.69%
  2005 .................................       270,000        288,619
Ace Capital Trust II 9.70% 2030 ........       310,000        328,324
Allstate Financial II 7.83% 2045 .......        53,000         49,984
American Financial Group, Inc. 7.13%
  2009 .................................        70,000         66,881
AmerUs Group Co. 6.95% 2005 ............       250,000        250,495
CIGNA Corp. 7.40% 2007 .................        95,000        104,039
CIGNA Corp. 7.88% 2027 .................        40,000         41,643
CIGNA Corp. 8.25% 2007 .................        75,000         85,085
Conseco, Inc. 9.00% 2006 ...............         5,000          3,900
Conseco, Inc. 10.75% 2008 ..............        30,000         24,600
Everest Reinsurance Holdings, Inc. 8.75%
  2010 .................................       300,000        341,667
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        314,560
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019* .........       350,000        350,472
ING Groep N.V. 8.00% 2006 ..............       225,000        251,807
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        49,000         52,240
Liberty Financial Cos., Inc. 6.75%
  2008 .................................       130,000        136,024
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................       235,000        193,969
Lumbermens Mutual Casualty Co. 9.15%
  2026* ................................       165,000        152,742
Metropolitan Life Insurance Co. 7.70%
  2015* ................................       140,000        152,694
MONY Group, Inc. 7.45% 2005 ............       290,000        306,571
Provident Financing Trust I 7.41%
  2038 .................................        90,000         74,973
Prudential Financial Corp. 6.88%
  2003* ................................       355,000        369,324
UnumProvident Corp. 6.75% 2028 .........       230,000        197,945
UnumProvident Corp. 7.63% 2011 .........        50,000         53,078
W.R. Berkley Capital Trust 8.20%
  2045 .................................       390,000        326,547
                                                         ------------
                                                           12,421,747
                                                         ------------
HEALTHCARE -- 2.1%
DRUGS -- 0.6%
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        65,000         52,000
American Home Products Corp. 6.25%
  2006 .................................       330,000        349,206

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Bergen Brunswig Corp. 7.38% 2003 .......  $      5,000   $      5,038
Omnicare, Inc. 8.13% 2011* .............         5,000          5,050
Warner Chilcott, Inc. 12.63% 2008 ......        15,000         15,900

HEALTH SERVICES -- 0.8%
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000         10,100
Beverly Enterprises, Inc. 9.63%
  2009* ................................        10,000         10,350
Columbia/HCA Healthcare Corp. 7.00%
  2007 .................................         5,000          5,000
Columbia/HCA Healthcare Corp. 7.25%
  2008 .................................        25,000         25,375
Humana, Inc. 7.25% 2006 ................       100,000        102,677
Manor Care, Inc. 8.00% 2008 ............         5,000          5,144
Tenet Healthcare Corp. 7.88% 2003 ......        50,000         52,000
Tenet Healthcare Corp., Series B 8.13%
  2008 .................................        20,000         21,200
Triad Hospitals, Inc. 8.75% 2009 .......        10,000         10,200
Triad Hospitals Holdings, Inc.,
  Series B 11.00% 2009 .................        25,000         26,937
UnitedHealth Group, Inc. 7.50% 2005 ....       290,000        315,068

MEDICAL PRODUCTS -- 0.7%
ALARIS Medical, Inc. zero coupon
  2008(2) ..............................        35,000         15,400
AmerisourceBergen Corp. 8.13% 2008* ....         5,000          5,125
Beckman Coulter, Inc. 7.10% 2003 .......        75,000         77,465
Beckman Coulter, Inc. 7.45% 2008 .......        25,000         26,299
Bio-Rad Laboratories, Inc. 11.63%
  2007 .................................         7,000          7,543
Cardinal Health, Inc. 7.00% 2026 .......       270,000        284,064
CONMED Corp. 9.00% 2008 ................        45,000         44,100
MEDIQ/PRN Life Support Services, Inc.
  11.00% 2008(3)(4) ....................        25,000              0
Packard BioScience, Inc. 9.38% 2007 ....        20,000         20,600
Physician Sales & Service, Inc. 8.50%
  2007 .................................        20,000         18,800
Universal Hospital Services, Inc. 10.25%
  2008 .................................        30,000         28,200
                                                         ------------
                                                            1,538,841
                                                         ------------
INDUSTRIAL & COMMERCIAL -- 2.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Dunlop Standard Aerospace Holdings PLC
  11.88% 2009 ..........................        35,000         32,550
K & F Industries, Inc., Series B 9.25%
  2007 .................................        15,000         13,800
SCL Term Aereo Santiago SA 6.95%
  2012* ................................       410,000        418,770

BUSINESS SERVICES -- 1.0%
Allied Waste North America, Inc. 10.00%
  2009 .................................        25,000         25,000
Federal Express Corp. 6.72% 2022 .......       171,224        170,424
Fisher Scientific International, Inc.
  9.00% 2008 ...........................         5,000          4,962
Iron Mountain, Inc. 8.13% 2008 .........         5,000          4,875
Neenah Corp., Series B 11.13% 2007 .....        10,000          5,900
Neenah Corp., Series F 11.13% 2007 .....        10,000          5,900
Pacifica Papers, Inc. 10.00% 2009 ......        25,000         25,375
Quebecor Media, Inc. 11.13% 2011* ......        20,000         19,800
Quebecor Media, Inc. zero coupon
  2011*(2) .............................        70,000         37,800
Quebecor World, Inc. 8.38% 2008 ........        20,000         20,950
Resolution Performance Products, Inc.
  13.50% 2010 ..........................        10,000         10,300
Waste Management, Inc. 7.00% 2006 ......       170,000        179,262
Waste Management, Inc. 7.13% 2007 ......       200,000        208,262

----------------
62

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .............  $     35,000   $     23,450
Grove Worldwide, Inc., LLC 9.25%
  2008(3) ..............................        20,000            700
Hayes Lemmerz International, Inc. 11.88%
  2006* ................................        15,000          8,700
Hayes Lemmerz International, Inc.,
  Series B 9.13% 2007 ..................        20,000          4,000
Hayes Wheels International, Inc. 9.13%
  2007 .................................        30,000          6,600
Numatics, Inc., Series B 9.63% 2008 ....        10,000          5,400
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,250
Westinghouse Air Brake Co., Series B2
  9.38% 2005 ...........................        10,000          9,900

MULTI-INDUSTRY -- 0.3%
American Standard Cos., Inc. 7.63%
  2010 .................................        15,000         14,738
Fortune Brands, Inc. 7.13% 2004* .......       230,000        242,022

TRANSPORTATION -- 0.1%
AMR Corp. 10.20% 2020 ..................        50,000         39,500
Anthony Crane Rental LP 10.38% 2008 ....        20,000          8,700
Atlas Air, Inc. 9.38% 2006 .............        15,000          8,850
Atlas Air, Inc. 10.75% 2005 ............        15,000         10,200
                                                         ------------
                                                            1,570,940
                                                         ------------
INFORMATION & ENTERTAINMENT -- 4.0%
BROADCASTING & MEDIA -- 3.0%
Ackerley Group, Inc. 9.00% 2009 ........        40,000         31,600
Adelphia Communications Corp., Series B
  8.38% 2008 ...........................        15,000         12,600
American Color Graphics, Inc. 12.75%
  2005 .................................        30,000         28,650
AT&T Wireless Services, Inc. 7.88%
  2011* ................................       220,000        234,731
Cablevision SA 13.75% 2009 .............        10,000          4,500
Century Communications Corp., Series B
  zero coupon 2008(2) ..................        65,000         27,950
Charter Communications Holdings Capital
  Corp. LLC zero coupon 2011(2) ........        50,000         29,500
Charter Communications Holdings Capital
  Corp. LLC 8.63% 2009 .................        60,000         53,400
Classic Cable, Inc. 10.50% 2010(3) .....        40,000         14,800
Comcast Cable Communications Corp. 8.50%
  2027 .................................        80,000         87,434
Crown Castle International Corp. zero
  coupon 2007#(2) ......................        45,000         34,875
CSC Holdings, Inc. 7.63% 2011* .........        20,000         19,931
EchoStar DBS Corp. 9.38% 2009 ..........        70,000         68,250
Frontiervision Holdings LP zero coupon
  2007(2) ..............................        30,000         30,300
Frontiervision Holdings LP, Series B
  zero coupon 2007(2) ..................        20,000         20,100
Granite Broadcasting Corp. 8.88%
  2008 .................................        25,000         17,000
Insight Communications, Inc. zero coupon
  2011(2) ..............................        55,000         29,150
Interpublic Group Cos., Inc. 7.25%
  2011* ................................       200,000        201,710
IT Group, Inc. 11.25% 2009 .............        10,000          9,000
LIN Holdings Corp. zero coupon
  2008(2) ..............................        80,000         58,000
Mediacom Broadband LLC 11.00% 2013* ....        20,000         20,400
News America Holdings, Inc. 8.00%
  2016 .................................       330,000        342,296
Reed Elsevier Capital, Inc. 6.13%
  2006 .................................       390,000        402,827
Rogers Communications, Inc. 8.88%
  2007 .................................        15,000         14,325
Scholastic Corp. 7.00% 2003 ............        85,000         89,613
Sun Media Corp. 9.50% 2007 .............        15,000         14,325
Telewest Communications PLC 9.88%
  2010 .................................        65,000         38,350
United Pan-Europe Communications 11.25%
  2010 .................................        10,000          1,400
United Pan-Europe Communications 11.50%
  2010 .................................        20,000          2,800
Viacom, Inc. 7.70% 2010 ................       140,000        153,096
Viacom, Inc. 7.75% 2005 ................        80,000         87,016

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Young Broadcasting, Inc. 10.00%
  2011* ................................  $     30,000   $     24,000

ENTERTAINMENT PRODUCTS -- 0.1%
Hasbro, Inc. 8.50% 2006 ................        10,000          9,350
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        40,000         40,000

LEISURE & TOURISM -- 0.9%
Air Canada, Inc. 10.25% 2011 ...........        40,000         17,200
Continental Airlines, Inc., Series A
  6.65% 2017 ...........................        68,723         61,953
Continental Airlines, Inc., Series B
  6.47% 2006 ...........................        77,996         74,956
Delta Air Lines, Inc. 7.92% 2010 .......       170,000        167,705
Harrah's Operating Co., Inc. 8.00%
  2011 .................................       220,000        217,411
John Q. Hammons Hotels, Inc. 8.88%
  2004 .................................        10,000          9,200
Mandalay Resort Group 9.25% 2005 .......        20,000         18,400
MGM Mirage, Inc. 8.38% 2011 ............        15,000         13,500
Station Casinos, Inc. 8.88% 2008 .......        20,000         17,600
US Airways, Inc. 7.08% 2021 ............        94,835         91,639
                                                         ------------
                                                            2,942,843
                                                         ------------
INFORMATION TECHNOLOGY -- 2.7%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007 ...        35,000          7,000

COMPUTER SERVICES -- 0.3%
Computer Sciences Corp. 7.38% 2011 .....       230,000        240,410

COMPUTERS & BUSINESS EQUIPMENT -- 0.4%
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       225,000        230,926
Seagate Technology International 12.50%
  2007* ................................        30,000         29,700

ELECTRONICS -- 0.6%
Amkor Technology, Inc. 9.25% 2008 ......        40,000         32,000
Amkor Technology, Inc. 10.50% 2009 .....        30,000         24,000
Amphenol Corp. 9.88% 2007 ..............         3,000          3,060
Eaton Corp. 7.65% 2029 .................       280,000        283,996
Fairchild Semiconductor International,
  Inc. 10.13% 2007 .....................        30,000         27,825
Fairchild Semiconductor International,
  Inc. 10.50% 2009 .....................        20,000         19,300
L-3 Communications Corp. 8.00% 2008 ....        20,000         20,200
SCG Holdings & Semiconductor Co.,
  Series B 12.00% 2009 .................        34,000         14,960
Viasystems Group, Inc. 9.75% 2007 ......        35,000          7,000

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 10.75%
  2009(3) ..............................         5,000            550
Exodus Communications, Inc. 11.25%
  2008(3) ..............................        25,000          2,750
Exodus Communications, Inc. 11.63%
  2010(3) ..............................        85,000          9,350

INTERNET SOFTWARE -- 0.0%
PSINet, Inc. 11.00% 2009(3) ............        10,000            600
PSINet, Inc. 11.50% 2008(3) ............        15,000            900
PSINet, Inc., Series B 10.00%
  2005(3) ..............................        25,000          1,500

TELECOMMUNICATIONS -- 1.4%
Adelphia Business Solutions, Inc.,
  Series B 12.25% 2004 .................        25,000         17,000
Adelphia Business Solutions, Inc.,
  Series B zero coupon 2003(2) .........        15,000          6,750
Alaska Communications Systems Holdings,
  Inc. 9.38% 2009 ......................        25,000         21,000
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         51,673

----------------
64

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................  $     60,000   $     63,446
Flag Telecom Holdings Ltd. 11.63%
  2010 .................................        20,000          7,200
GCI, Inc. 9.75% 2007 ...................        60,000         57,000
Global Crossing Holding Ltd. 8.70%
  2007 .................................        35,000         14,525
Global Crossing Holding Ltd. 9.13%
  2006 .................................        30,000         13,050
GT Group Telecom, Inc. zero coupon
  2010(2) ..............................        45,000          9,000
Insight Midwest LP Insight Capital 9.75%
  2009 .................................        30,000         30,900
Insight Midwest LP Insight Capital
  10.50% 2010 ..........................        10,000         10,450
ITC Deltacom, Inc. 8.88% 2008 ..........        15,000          6,300
ITC Deltacom, Inc. 9.75% 2008 ..........        25,000          7,500
ITC Deltacom, Inc. 11.00% 2007 .........        10,000          4,700
KMC Telecom Holdings, Inc. zero coupon
  2008(2) ..............................        40,000          1,400
Level 3 Communications, Inc. 9.13%
  2008 .................................        35,000         15,050
Level 3 Communications, Inc. 11.25%
  2010 .................................        10,000          4,500
Lucent Technologies, Inc. 7.25% 2006 ...        55,000         45,100
McLeodUSA, Inc. 8.13% 2009 .............         5,000          1,600
McLeodUSA, Inc. 8.38% 2008 .............        35,000         11,200
McLeodUSA, Inc. 9.25% 2007 .............        15,000          5,100
McLeodUSA, Inc. 9.50% 2008 .............        55,000         18,700
Nextel Communications, Inc. zero coupon
  2007(2) ..............................        90,000         52,200
Nextel Communications, Inc. 9.38%
  2009 .................................        15,000          9,150
Nextel Communications, Inc. 9.50%
  2011 .................................        10,000          6,100
NTL Communications Corp., Series B zero
  coupon 2008(2) .......................        65,000         20,150
RCN Corp. zero coupon 2007(2) ..........        24,000          5,520
Rogers Cantel, Inc. 9.38% 2008 .........        15,000         14,250
Rogers Wireless, Inc. 9.63% 2011 .......        50,000         48,000
Satelites Mexicanos SA de CV, Series B
  10.13% 2004 ..........................        20,000         12,000
Telecom De Puerto Rico, Inc. 6.65%
  2006 .................................       420,000        430,135
Telecommunications Techniques Co. LLC
  9.75% 2008 ...........................        25,000         15,000
Time Warner Telecom, Inc. 9.75% 2008 ...        15,000         10,350
Time Warner Telecom, Inc. 10.13%
  2011 .................................        20,000         13,800
Williams Communications Group, Inc.
  10.88% 2009 ..........................        20,000          8,400
WinStar Communications, Inc. 12.75%
  2010(3) ..............................        20,000            125
XO Communications, Inc. zero coupon
  2008(2) ..............................        55,000          7,150
                                                         ------------
                                                            2,031,501
                                                         ------------
MATERIALS -- 3.1%
CHEMICALS -- 1.1%
Airgas, Inc. 9.13% 2011* ...............         5,000          5,050
Georgia Gulf Corp. 10.38% 2007 .........        50,000         49,500
ICI Wilmington, Inc. 6.95% 2004 ........       320,000        334,013
Lyondell Chemical Co. 9.80% 2020 .......        20,000         19,200
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        55,000         50,600
Noveon, Inc. 11.00% 2011 ...............         5,000          4,900
Pioneer Americas Acquisition Corp.,
  Series B 9.25% 2007(3) ...............        15,000          3,600
Potash Corp. Saskatchewan 7.75% 2011 ...       100,000        107,511
Praxair, Inc. 6.75% 2003 ...............       195,000        203,334
Sterling Chemicals, Inc. 12.38%
  2006(3) ..............................        20,000         15,600
Texas Petrochemical Corp., Series B
  11.13% 2006 ..........................        35,000         26,950

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 1.5%
Abitibi-Consolidated, Inc. 8.55%
  2010 .................................  $    270,000   $    287,480
Caraustar Industries, Inc. 9.88%
  2011 .................................        45,000         44,100
Consumers International, Inc. 10.25%
  2005(3) ..............................        20,000          7,600
Doman Industries Ltd. 12.00% 2004 ......        30,000         27,000
Gaylord Container Corp. 9.75% 2007 .....        20,000         14,400
Gaylord Container Corp., Series B 9.38%
  2007 .................................        15,000         10,800
Millar Western Forest Products Ltd.
  9.88% 2008 ...........................        20,000         17,600
Norske Skog Canada Ltd. 8.63% 2011* ....         5,000          4,987
Owens-Illinois, Inc. 7.15% 2005 ........        20,000         15,800
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          3,750
Owens-Illinois, Inc. 7.50% 2010 ........        45,000         33,750
Owens-Illinois, Inc. 7.85% 2004 ........        15,000         12,525
Owens-Illinois, Inc. 8.10% 2007 ........         5,000          3,900
Packaging Corp. of America 9.63%
  2009 .................................        10,000         10,550
Paperboard Industries International,
  Inc. 8.38% 2007 ......................        10,000          9,000
Sealed Air Corp. 8.75% 2008* ...........       290,000        276,772
Silgan Holdings, Inc. 9.00% 2009 .......        15,000         14,475
Sonoco Products Co. 7.00% 2004 .........       270,000        286,416
Stone Container Corp. 9.25% 2008 .......         5,000          5,000
Stone Container Corp. 9.75% 2011 .......        35,000         35,700
Tembec Industries, Inc. 8.50% 2011 .....         5,000          5,000

METALS & MINERALS -- 0.5%
AK Steel Corp. 7.88% 2009 ..............        50,000         46,500
Alcan, Inc. 6.45% 2011 .................       110,000        112,650
Algoma Steel, Inc. 12.38% 2005(3) ......        20,000          4,000
Century Aluminum Co. 11.75% 2008* ......        10,000          9,800
Hexcel Corp. 9.75% 2009 ................        10,000          5,000
National Steel Corp. 9.88% 2009 ........        35,000         13,300
Phelps Dodge Corp. 8.75% 2011 ..........       150,000        153,978
United States Steel LLC 10.75% 2008* ...        35,000         32,550
Weirton Steel Corp. 10.75% 2005 ........        10,000          2,000
Weirton Steel Corp. 11.38% 2004 ........        30,000          6,000
                                                         ------------
                                                            2,332,641
                                                         ------------
MUNICIPAL BONDS -- 1.5%
MUNICIPAL BONDS -- 1.5%
Allentown Pennsylvania 6.20% 2005 ......       290,000        310,178
Fresno County California Pension
  Obligation 6.07% 2003 ................       100,000        104,637
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........       200,000        207,866
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       105,000        110,093
Miami Florida Revenue 7.25% 2003 .......       130,000        140,314
Phoenix Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000        107,487
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        132,687
                                                         ------------
                                                            1,113,262
                                                         ------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
Republic of Argentina zero coupon
  2002(2) ..............................        15,000         14,100
                                                         ------------

----------------
66

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REAL ESTATE -- 1.2%
REAL ESTATE COMPANIES -- 0.7%
E.O.P. Operating LP 6.38% 2003 .........  $    120,000   $    123,522
Liberty Property LP 7.25% 2011 .........       150,000        153,279
Liberty Property LP 8.50% 2010 .........       140,000        154,312
Susa Partnership LP 6.95% 2006 .........        95,000         98,280

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Avalonbay Communities, Inc. 7.50%
  2010 .................................       320,000        337,003
                                                         ------------
                                                              866,396
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 32.2%
U.S. GOVERNMENT & AGENCIES -- 32.2%
Federal Home Loan Mortgage Corp. 6.50%
  2022-2029 ............................       630,756        647,187
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................        45,000         47,053
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................        96,880        102,723
Federal Home Loan Mortgage Corp. 8.50%
  2008-2019 ............................       149,944        159,119
Federal National Mortgage Association
  5.25% 2003 ...........................       510,000        525,937
Federal National Mortgage Association
  5.75% 2008 ...........................       740,000        780,004
Federal National Mortgage Association
  6.00% 2028-2031 ......................       875,903        876,469
Federal National Mortgage Association
  6.18% 2008 ...........................        24,099         25,276
Federal National Mortgage Association
  6.27% 2007 ...........................        81,737         86,099
Federal National Mortgage Association
  6.30% 2008 ...........................        23,994         25,313
Federal National Mortgage Association
  6.34% 2008 ...........................        18,790         19,852
Federal National Mortgage Association
  6.36% 2008 ...........................       125,026        132,056
Federal National Mortgage Association
  6.43% 2008 ...........................        23,990         25,459
Federal National Mortgage Association
  6.50% 2004 ...........................     2,700,000      2,908,818
Federal National Mortgage Association
  6.59% 2007 ...........................        95,796        102,350
Federal National Mortgage Association
  6.90% 2007 ...........................       293,275        316,191
Federal National Mortgage Association
  7.04% 2007 ...........................        76,522         83,036
Federal National Mortgage Association
  7.28% 2006 ...........................        42,959         46,976
Federal National Mortgage Association
  7.39% 2021 ...........................        30,011         31,565
Federal National Mortgage Association
  7.50% 2030 ...........................       715,619        743,793
Federal National Mortgage Association
  7.75% 2021 ...........................        68,913         69,365
Federal National Mortgage Association
  8.00% 2006 ...........................        18,888         20,039
Government National Mortgage Association
  7.00% 2023 ...........................        34,918         36,430
Government National Mortgage Association
  7.25% 2027 ...........................       291,633        304,165
Government National Mortgage Association
  7.50% 2022-2028 ......................     1,054,718      1,103,263
Government National Mortgage Association
  8.50% 2017 ...........................        33,377         36,130
Government National Mortgage Association
  9.00% 2021 ...........................         8,028          8,667
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       112,777        120,951
United States Treasury Bonds 5.25%
  2028-2029 ............................     7,075,000      6,829,568
United States Treasury Bonds 5.38%
  2031 .................................     2,500,000      2,484,375
United States Treasury Bonds 5.50%
  2028 .................................        35,000         35,022
United States Treasury Bonds 6.13%
  2029 .................................       500,000        545,000
United States Treasury Bonds 12.00%
  2013 .................................     1,320,000      1,905,750
United States Treasury Notes 3.63%
  2008 .................................     1,231,115      1,278,045
United States Treasury Notes 4.63%
  2006 .................................       300,000        310,500
United States Treasury Notes 4.75%
  2008 .................................       475,000        485,763
United States Treasury Notes 5.50%
  2009 .................................       150,000        160,172
United States Treasury Notes 5.63%
  2008 .................................       200,000        215,094
United States Treasury Strip Bonds zero
  coupon 2012 ..........................       325,000        192,374
                                                         ------------
                                                           23,825,949
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES -- 4.7%
ELECTRIC UTILITIES -- 2.7%
AES Corp. 8.88% 2011 ...................  $     45,000   $     36,900
American Electric Power Co., Inc. 6.13%
  2006 .................................       160,000        165,390
Avista Corp. 9.75% 2008* ...............       310,000        324,561
Calpine Corp. 8.50% 2011 ...............        50,000         48,533
Calpine Corp. 8.63% 2010 ...............        25,000         24,496
CMS Energy Corp. 7.50% 2009 ............        10,000          9,527
Conectiv, Inc. 6.38% 2005 ..............        75,000         80,482
Mirant Americas Generation, Inc. 8.30%
  2011* ................................       280,000        295,935
Mirant Americas Generation, Inc. 9.13%
  2031* ................................        55,000         59,277
Peco Energy Transition Trust 6.52%
  2010 .................................       210,000        224,554
Progress Energy, Inc. 7.10% 2011 .......       310,000        329,645
Public Service Electric & Gas Co.,
  Series A 8.88% 2003 ..................        47,000         50,527
Scottish Power PLC, Series H 6.38%
  2008 .................................       250,000        248,627
UtiliCorp United, Inc. 6.88% 2004 ......        90,000         92,948
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        25,000         20,875
Western Resources, Inc. 6.88% 2004 .....        15,000         14,292

GAS & PIPELINE UTILITIES -- 0.9%
Dynegy Holdings, Inc. 6.88% 2011 .......       240,000        244,939
Energen Corp. 7.63% 2010 ...............       220,000        238,014
Enron Corp. 9.63% 2006 .................       135,000        155,899

TELEPHONE -- 1.1%
GTE Corp. 6.36% 2006 ...................       220,000        232,536
Qwest Capital Funding, Inc. 6.25%
  2005 .................................       165,000        168,186
Sprint Capital Corp. 6.13% 2008 ........       180,000        175,667
WorldCom, Inc. 7.38% 2006* .............        40,000         42,070
WorldCom, Inc. 7.55% 2004 ..............       115,000        120,804
WorldCom, Inc. 8.25% 2031 ..............       100,000         98,195
                                                         ------------
                                                            3,502,879
                                                         ------------
TOTAL BONDS & NOTES (cost
  $54,620,670)..........................                   55,595,507
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
  7/15/07 ..............................            20             20
                                                         ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/01/10 .........            15            225
KMC Telecom Holdings, Inc.
  4/15/08*(4) ..........................            20              0
                                                         ------------
                                                                  225
                                                         ------------
TOTAL WARRANTS (cost $1,088)............                          245
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $68,357,028)..........................                   66,650,877
                                                         ------------

----------------
68

SHORT-TERM SECURITIES -- 2.7%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CORPORATE SHORT-TERM SECURITIES -- 0.4%
MCI Communications Corp. 6.13% due
  4/30/02 ..............................  $     55,000   $     55,610
Private Export Funding Corp., Series NN
  7.30% due 1/31/02 ....................       265,000        269,182
                                                         ------------
                                                              324,792
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 2.3%
Federal Home Loan Mortgage Corp. 3.15%
  due 10/01/01 .........................     1,700,000      1,700,000
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $2,021,229)...........................                    2,024,792
                                                         ------------

REPURCHASE AGREEMENTS -- 9.0%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.0%
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account
  (Note 3) .............................     1,318,000      1,318,000
UBS Warburg LLC Joint Repurchase
  Agreement Account (Note 3) ...........     5,345,000      5,345,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $6,663,000)...........................                    6,663,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $77,041,257)                            101.7%   75,338,669
Liabilities in excess of other assets --         (1.7)   (1,228,202)
                                           ----------  ------------
NET ASSETS --                                   100.0% $ 74,110,467
                                           ==========  ============

-------------
ADR -- American Depositary Receipt
+   Non-income producing security
#  Security represents an investment in an affiliated company; See Note 8
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond in default
(4) Fair valued security; See Note 2

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

---------------------------------------------------------------------
      CONTRACT               IN           DELIVERY   GROSS UNREALIZED
     TO DELIVER         EXCHANGE FOR        DATE       APPRECIATION
---------------------------------------------------------------------
      EUR*    25,000      USD   23,319    11/09/01        $   597
      EUR*    10,000      USD    9,092    11/09/01              4
      EUR     25,000      USD   22,752    11/09/01             30
    JPY*   1,000,000      USD    8,429    10/26/01             23
     JPY*    700,000       EUR   6,016    11/09/01            126
      USD*       832     JPY   100,000    10/26/01              9
      USD*       833     JPY   100,000    10/26/01              8
      USD*     1,666     JPY   200,000    10/26/01             15
      USD*     2,641     JPY   325,000    10/26/01             91
      USD*     4,997     JPY   600,000    10/26/01             47
      USD*     3,769     JPY   450,000    10/26/01             14
      USD     12,771       EUR  15,000    10/26/01            868
      USD*     8,696       EUR  10,000    11/02/01            395
      USD*     4,348       EUR   5,000    11/02/01            197
      USD*     8,975       HKD  70,000    11/02/01              1
      USD*     6,412       HKD  50,000    11/02/01              0
      USD*     8,801       EUR  10,000    11/09/01            288
      USD*    13,238       EUR  15,000    11/09/01            395
      USD*     8,825       EUR  10,000    11/09/01            264
      USD*     4,413       EUR   5,000    11/09/01            132
      USD*    17,650       EUR  20,000    11/09/01            527
      USD*    21,282       EUR  25,000    11/09/01          1,440
      USD*    21,282       EUR  25,000    11/09/01          1,440
      USD*    21,550      USD   25,000    11/09/01          1,172
      USD*    22,274       EUR  25,000    11/09/01            448
      USD*     6,282       EUR   7,000    11/09/01             80
      USD*     2,498     JPY   300,000    11/09/01             26
      USD*       824     JPY   100,000    11/09/01             17
      USD*     3,296     JPY   400,000    11/09/01             69
      USD*    21,467       EUR  25,000    11/16/01          1,251
      USD*    12,765       EUR  15,000    11/16/01            865
      USD*     8,528       EUR  10,000    11/16/01            559
                                                          -------
                                                           11,398
                                                          -------

                                                GROSS UNREALIZED
                                                  DEPRECIATION
----------------------------------------------------------------
 EUR     15,000      USD   13,410    10/26/01           (229)
 EUR*    10,000      USD    8,840    11/02/01           (251)
 EUR*    25,000      USD   21,406    11/02/01         (1,321)
 EUR     25,000      USD   21,736    11/02/01           (991)
 EUR     25,000      USD   21,860    11/02/01           (867)
 EUR*    20,000      USD   18,070    11/09/01           (107)
 EUR*    30,000      USD   27,044    11/09/01           (223)
 EUR*    60,000      USD   54,095    11/09/01           (438)
 EUR*    30,000      USD   26,714    11/09/01           (552)
 EUR*    20,000      USD   16,892    11/09/01         (1,285)
 EUR     20,000      USD   17,422    11/09/01           (755)
 EUR*   120,000      USD  106,548    11/16/01         (2,495)
 HKD*   130,000      USD   16,665    11/02/01             (6)
 HKD*   220,000      USD   28,206    11/02/01             (5)
 HKD    140,000      USD   17,950    11/02/01             (3)
 HKD     40,000      USD    5,129    11/02/01             (0)
JPY*   2,725,000     USD   22,708    10/26/01           (199)
JPY    1,000,000     USD    8,140    10/26/01           (266)
JPY*    350,000      USD    2,869    11/02/01            (75)
JPY*   3,000,000     USD   25,157    11/09/01            (86)
 USD*     6,725     JPY   800,000    10/26/01             (0)
 USD*     7,695       HKD  60,000    11/02/01             (1)
 USD*     6,412       HKD  50,000    11/02/01             (0)
 USD*     8,976       HKD  70,000    11/02/01             (0)
 USD*    13,641       EUR  15,000    11/09/01             (8)
                                                    --------
                                                     (10,163)
                                                    --------
Net Unrealized Appreciation...................      $  1,235
                                                    ========

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR    --  Euro                         JPY    --  Japanese Yen
HKD    --  Hong Kong Dollar             USD    --  United States Dollar

See Notes to Financial Statements

----------------
70

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 64.2%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.7%
APPAREL & TEXTILES -- 0.2%
Gucci Group NV .........................         3,349   $    273,881
Swatch Group AG+ .......................         3,460         51,310
Swatch Group AG, Class B+ ..............         1,480        106,995
AUTOMOTIVE -- 0.9%
Autozone, Inc.+ ........................         1,600         82,976
Bayerische Motoren Werke AG ............        15,334        391,150
Harley-Davidson, Inc. ..................        11,400        461,700
Honda Motor Co., Ltd.+ .................        12,100        392,811
Nissan Motor Co., Ltd. .................        10,000         41,691
Toyota Motor Corp. .....................        19,300        495,412
HOUSING -- 0.6%
CRH PLC GDR ............................        34,294        508,710
Lowe's Cos., Inc. ......................        18,600        588,690
RETAIL -- 2.0%
Fast Retailing Co., Ltd. ...............           500         56,161
Home Depot, Inc. .......................         3,700        141,969
Kohl's Corp.+ ..........................        10,500        504,000
Kroger Co.+ ............................        13,700        337,568
Limited, Inc. ..........................        25,800        245,100
Metro AG ...............................         5,370        173,243
Rite Aid Corp.+ ........................        53,100        409,932
Staples, Inc.+ .........................        19,800        263,736
Starbucks Corp.+ .......................        20,400        304,776
Tesco PLC+ .............................        87,792        330,413
TJX Cos., Inc. .........................         7,400        243,460
Wal-Mart Stores, Inc.@ .................        19,000        940,500
                                                         ------------
                                                            7,346,184
                                                         ------------
CONSUMER STAPLES -- 4.1%
FOOD, BEVERAGE & TOBACCO -- 3.7%
Altadis SA .............................         3,693         58,814
Anheuser-Busch Cos., Inc. ..............         8,300        347,604
Coca-Cola Co.@ .........................        14,100        660,585
Companhia de Bebidas das Americas
 ADR ...................................         5,342         85,525
Groupe Danone ..........................         2,873        373,884
Kraft Foods, Inc., Class A .............        28,000        962,360
Nestle SA ..............................         3,139        669,152
Pepsi Bottling Group, Inc. .............        14,600        672,622
PepsiCo, Inc.@ .........................        20,800      1,008,800
Philip Morris Cos., Inc.@ ..............        53,600      2,588,344

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 0.4%
Avon Products, Inc. ....................         5,500   $    254,375
Colgate-Palmolive Co. ..................         5,200        302,900
Estee Lauder Cos., Inc., Class A .......         7,700        255,255
Shiseido Co., Ltd. .....................         5,000         43,034
                                                         ------------
                                                            8,283,254
                                                         ------------
ENERGY -- 5.1%
ENERGY SERVICES -- 0.1%
Schlumberger Ltd. ......................         5,400        246,780
ENERGY SOURCES -- 5.0%
Anadarko Petroleum Corp. ...............         2,400        115,392
Arch Coal, Inc. ........................         6,300         98,280
BP Amoco PLC ...........................        27,900        230,517
ENI SpA ................................           600          7,442
Exxon Mobil Corp.@ .....................        80,900      3,187,460
Peabody Energy Corp. ...................         4,600        110,860
Petroleo Brasileiro SA ADR .............         8,408        166,058
Phillips Petroleum Co. .................         6,660        359,240
Royal Dutch Petroleum Co.-NY Shares@ ...        30,900      1,552,725
Shell Transport & Trading Co. PLC@ .....       220,793      1,655,453
Suncor Energy, Inc. ....................         8,999        250,732
TotalFinaElf SA, Class B@ ..............        14,620      1,962,477
Unocal Corp. ...........................         7,800        253,500
                                                         ------------
                                                           10,196,916
                                                         ------------
FINANCE -- 15.8%
BANKS -- 6.4%
ABN Amro Holdings NV ...................        17,492        288,286
Allied Irish Banks PLC .................        18,512        166,278
Banco Popular Espanol SA ...............         4,836        167,238
Bank of America Corp.@ .................        21,200      1,238,080
Bank of New York Co., Inc. .............        25,400        889,000
BNP Paribas SA .........................         4,754        388,509
Charter One Financial, Inc. ............        14,786        417,264
Comerica, Inc. .........................        14,500        803,300
DBS Group Holdings Ltd. ADR ............        17,141         93,608
Den Danske Bank A/S ....................        19,157        300,046
Dexia ..................................        18,863        282,900
Fifth Third Bancorp@ ...................        14,100        866,868
FleetBoston Financial Corp. ............        21,800        801,150
Hang Seng Bank Ltd. ....................        12,600        130,451
HBOS PLC ...............................         6,736         72,687
IntesaBci SpA+ .........................        47,282        116,824
J.P. Morgan Chase & Co. ................        22,300        761,545
Julius Baer Holding AG .................           707        210,344
Northern Trust Corp. ...................         1,800         94,464
Overseas-Chinese Banking Corp., Ltd. ...        20,400        109,097
Royal Bank of Canada ...................         8,554        260,812
San Paolo-IMI SpA ......................        25,495        267,284
Societe Generale, Class A ..............         7,647        381,361
State Street Corp. .....................         3,460        157,430
SunTrust Banks, Inc. ...................         2,700        179,820

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72

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Toronto-Dominion Bank ..................        12,287   $    302,118
U.S. Bancorp@ ..........................        55,600      1,233,208
UBS AG .................................           613         28,635
Uniao De Banco Brasilieros SA GDR ......         3,811         55,260
Washington Mutual, Inc. ................        14,150        544,492
Wells Fargo & Co.@ .....................        23,900      1,062,355
Zions Bancorp ..........................         4,400        236,104
FINANCIAL SERVICES -- 6.3%
Acom Co., Ltd. .........................         1,200        105,796
Aiful Corp. ............................         1,150         96,468
American Express Co. ...................         9,000        261,540
Bear Stearns Cos., Inc. ................         5,900        295,059
Capital One Financial Corp. ............        11,300        520,139
Charles Schwab Corp. ...................        12,250        140,875
Citigroup, Inc.@ .......................        89,500      3,624,750
Compagnie Financiere Richemont AG ......           148        279,009
Countrywide Credit Industries, Inc. ....         4,600        202,078
Fannie Mae@ ............................        19,200      1,537,152
Goldman Sachs Group, Inc. ..............         9,900        706,365
Grupo Financiaro BBVA+ .................        94,027         64,839
Household International, Inc. ..........         6,300        355,194
HSBC Holdings PLC ......................        30,771        324,356
Investor AB+ ...........................        51,820        490,164
Lehman Brothers Holdings, Inc. .........        11,900        676,515
MBNA Corp. .............................        22,200        672,438
Morgan Stanley, Dean Witter & Co.@ .....        27,700      1,283,895
Nikko Cordial Corp. ....................        70,000        371,697
Orix Corp. .............................         1,100         91,813
Providian Financial Corp. ..............         5,790        116,669
Sun Life Financial Services of Canada,
 Inc. ..................................        12,460        250,036
Svenska Handelsbanken AB ...............        18,680        242,298
INSURANCE -- 3.1%
Abbey National PLC .....................         5,400         79,229
ACE Ltd. ...............................        26,600        767,942
Allianz AG@ ............................         4,208        949,713
American International Group, Inc.# ....        12,185        950,430
CIGNA Corp. ............................         7,000        580,650
ING Groep N.V.@ ........................        53,925      1,444,261
MGIC Investment Corp. ..................         1,000         65,340
Muenchener Rueckversicherungs AG .......         3,035        780,265
XL Capital Ltd., Class A ...............         6,600        521,400
                                                         ------------
                                                           31,755,193
                                                         ------------
HEALTHCARE -- 11.3%
DRUGS -- 7.4%
Allergan, Inc. .........................         8,700        576,810
American Home Products Corp.@ ..........        17,400      1,013,550
AstraZeneca Group PLC@ .................        35,992      1,674,716
Bristol-Myers Squibb Co.@ ..............        20,000      1,111,200
Elan Corp. PLC+ ........................         8,632        428,127
Eli Lilly & Co. ........................         7,800        629,460
Fujisawa Pharmaceutical Co., Ltd. ......           400          9,110

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Genzyme Corp.+ .........................         3,500   $    158,970
GlaxoSmithKline PLC@ ...................        45,460      1,283,193
King Pharmaceuticals, Inc.+ ............         3,500        146,825
Merck & Co., Inc.@ .....................        27,900      1,858,140
Novartis AG ............................         8,455        330,698
Pfizer, Inc.@ ..........................        64,950      2,604,495
Pharmacia Corp. ........................        20,500        831,480
Sankyo Co., Ltd. .......................        12,000        211,895
Schering-Plough Corp.@ .................        47,100      1,747,410
Shionogi & Co., Ltd. ...................         7,000        131,533
HEALTH SERVICES -- 0.7%
HCA, Inc. ..............................        12,900        571,599
UnitedHealth Group, Inc. ...............        11,600        771,400
Wellpoint Health Networks, Inc.,
 Class A+ ..............................           800         87,320
MEDICAL PRODUCTS -- 3.2%
Akzo Nobel NV ..........................         8,590        350,138
Cardinal Health, Inc. ..................         2,800        207,060
Guidant Corp.+ .........................         4,300        165,550
Johnson & Johnson Co.@ .................        50,600      2,803,240
McKesson HBOC, Inc. ....................        10,100        381,679
Medtronic, Inc. ........................        15,000        652,500
Sanofi-Synthelabo SA@ ..................        18,050      1,174,488
St. Jude Medical, Inc.+ ................         5,100        349,095
Zimmer Holdings, Inc.+ .................        13,000        360,750
                                                         ------------
                                                           22,622,431
                                                         ------------
INDUSTRIAL & COMMERCIAL -- 4.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
BAE SYSTEMS PLC ........................        29,553        143,811
General Dynamics Corp. .................           600         52,992
Lockheed Martin Corp. ..................        10,800        472,500
United Technologies Corp. ..............         3,800        176,700
BUSINESS SERVICES -- 2.4%
Applera Corp. ..........................         4,900        119,560
Cendant Corp.+ .........................        43,700        559,360
Convergys Corp.+ .......................        20,900        579,975
Electronic Data Systems Corp. ..........         3,200        184,256
General Electric Co.@ ..................        60,300      2,243,160
Hays PLC ...............................         7,720         17,365
Securitas AB, Class B ..................         2,350         37,854
SYSCO Corp. ............................        21,500        549,110
TMP Worldwide, Inc.+ ...................         1,500         42,585
Waste Management, Inc. .................        17,600        470,624
MACHINERY -- 0.2%
Alstom SA ..............................         5,098         77,850
Sandvik AB .............................        11,828        213,792
MULTI-INDUSTRY -- 1.4%
Avery Dennison Corp. ...................         8,800        416,328
Bouygues SA ............................        12,378        319,239
Honeywell International, Inc. ..........         4,700        124,080
Smiths Group PLC .......................        10,382         95,394

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74

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
Tyco International Ltd.@ ...............        42,200   $  1,920,100
TRANSPORTATION -- 0.1%
Deutsche Post AG .......................        10,193        153,056
                                                         ------------
                                                            8,969,691
                                                         ------------
INFORMATION & ENTERTAINMENT -- 4.3%
BROADCASTING & MEDIA -- 3.4%
America Movil SA de CV ADR .............           878         13,021
AOL Time Warner, Inc.+@ ................        29,100        963,210
ASATSU-DK, Inc. ........................         2,700         63,417
Clear Channel Communications, Inc.+ ....         8,200        325,950
EchoStar Communications Corp.,
 Class A+ ..............................        16,800        390,936
Fuji Television Network, Inc. ..........            14         69,759
Grupo Televisa SA ADR+ .................         5,855        168,039
Havas Advertising SA ...................        22,497        137,172
Interpublic Group Cos., Inc. @ .........         9,300        189,720
Liberty Media Corp.+ ...................        49,300        626,110
News Corp., Ltd. ADR ...................        13,757        331,544
Nippon Television Network Corp.@ .......           780        178,888
Omnicom Group, Inc. ....................         2,100        136,290
Orange SA+ .............................        12,553         91,391
Publicis SA ............................         4,392         73,943
Singapore Press Holdings Ltd. ..........        10,000         89,415
Societe Television Francaise 1 .........        10,410        198,946
The Walt Disney Co.@ ...................        57,036      1,062,010
United Business Media PLC ..............        13,676         76,000
Univision Communications, Inc.,
 Class A+ ..............................         5,800        133,110
Viacom, Inc., Class B+@ ................        21,012        724,914
Vivendi Universal SA ...................         3,480        161,041
VNU NV .................................         3,917        110,326
Wolters Kluwer NV ......................         4,923        109,047
WPP Group PLC ..........................        48,999        356,577
ENTERTAINMENT PRODUCTS -- 0.3%
Canon, Inc. ............................         7,000        192,014
Fuji Photo Film Co., Ltd. ..............         4,000        137,572
Mattel, Inc. ...........................         2,000         31,320
SONY CORP. .............................         6,700        246,733
LEISURE & TOURISM -- 0.6%
Accor SA ...............................         4,297        122,007
Compass Group PLC+ .....................        43,873        306,052
Marriott International, Inc.,
 Class A ...............................        12,700        424,180
McDonald's Corp. .......................        17,700        480,378
                                                         ------------
                                                            8,721,032
                                                         ------------
INFORMATION TECHNOLOGY -- 8.2%
COMMUNICATION EQUIPMENT -- 0.4%
Cisco Systems, Inc.+ ...................        27,200        331,296
QUALCOMM, Inc.+ ........................         8,700        413,598
Venture Manufacturing Ltd. .............         2,000          9,904

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES -- 0.4%
Automatic Data Processing, Inc. ........        10,800   $    508,032
Misys PLC+ .............................        30,890         92,415
Sun Microsystems, Inc.+ ................        20,600        170,362
TietoEnator Oyj ........................         5,730        108,203
COMPUTERS & BUSINESS EQUIPMENT -- 1.8%
Compaq Computer Corp. ..................        36,000        299,160
Dell Computer Corp.+@ ..................        52,300        969,119
EMC Corp.+ .............................        11,800        138,650
Hewlett-Packard Co.@ ...................        24,500        394,450
International Business Machines
 Corp.@ ................................        16,150      1,490,645
VERITAS Software Corp.+ ................         8,101        149,382
Xerox Corp. ............................        27,200        210,800
COMPUTER SOFTWARE -- 1.2%
Adobe Systems, Inc. ....................         2,500         59,950
BMC Software, Inc.+ ....................        14,800        187,960
Electronic Arts, Inc.+ .................         4,400        200,948
Microsoft Corp.+@ ......................        32,600      1,668,142
Parametric Technology Corp.+ ...........        42,400        220,056
Siebel Systems, Inc.+ ..................         6,400         83,264
ELECTRONICS -- 2.1%
Celestica, Inc.+ .......................         5,700        155,610
Eaton Corp. ............................         4,000        236,840
Flextronics International Ltd.+ ........         2,000         33,080
Intel Corp.@ ...........................        72,600      1,483,944
Koninklijke (Royal) Philips Electronics
 NV ....................................           940         18,221
Linear Technology Corp. ................        12,700        416,560
LSI Logic Corp.+ .......................        14,300        168,025
Matsushita Electric Works Ltd. .........        16,000        128,714
Maxim Integrated Products, Inc.+ .......        12,400        433,256
Nintendo Co., Ltd. .....................         1,400        200,940
Rohm Co., Ltd. .........................         1,800        175,153
Samsung Electronics Ltd. GDR* ..........         9,486        558,725
Sanmina Corp.+ .........................         1,700         23,086
Solectron Corp.+ .......................        20,100        234,165
INTERNET CONTENT -- 0.2%
KPMG Consulting, Inc.+ .................        31,500        340,515
TELECOMMUNICATIONS -- 2.1%
Amdocs Ltd.+ ...........................         7,400        197,210
China Mobile (Hong Kong) Ltd.+ .........        42,400        134,547
Energis PLC+ ...........................         1,000            507
Korea Telecom Corp. ADR ................        11,396        208,433
Motorola, Inc. .........................        23,500        366,600
NTT Corp. ..............................            48        223,874
NTT DoCoMo, Inc. .......................            85      1,147,974
SK Telecom Co., Ltd ADR ................         5,863        108,114
Telefonaktiebolaget LM Ericsson AB,
 Series B ..............................        75,555        273,132
Vodafone Group PLC@ ....................       651,886      1,437,555
                                                         ------------
                                                           16,411,116
                                                         ------------

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76

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS -- 2.0%
CHEMICALS -- 0.7%
Aventis SA .............................         5,901   $    447,338
BASF AG ................................         6,700        237,003
Ciba Specialty Chemicals AG ............         2,900        172,022
Dow Chemical Co. .......................         3,700        121,212
du Pont (E.I.) de Nemours & Co. ........         3,600        135,072
PPG Industries, Inc. ...................         8,600        393,450
FOREST PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. .............        35,100        222,042
International Paper Co.+ ...............         8,500        295,800
Smurfit-Stone Container Corp.+ .........        10,600        140,238
Stora Enso Oyj, Class R ................        23,232        258,993
METALS & MINERALS -- 0.8%
Alcan, Inc. ............................         2,700         81,075
Alcoa, Inc. ............................         4,300        133,343
BHP Billiton Ltd. ......................        40,803        173,172
BHP Billiton PLC .......................        31,379        129,054
BOC Group PLC ..........................        26,463        364,730
Lafarge SA .............................         4,020        327,244
Pohang Iron & Steel Co., Ltd. ADR ......         6,110         95,927
Rio Tintro Ltd. ........................         7,376        114,017
Rio Tintro PLC .........................         8,815        138,665
                                                         ------------
                                                            3,980,397
                                                         ------------
REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.2%
Cheung Kong (Holdings) Ltd. ............        60,000        465,414
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Boston Properties, Inc. ................         7,300        278,349
                                                         ------------
                                                              743,763
                                                         ------------
UTILITIES -- 4.8%
ELECTRIC UTILITIES -- 1.7%
Cinergy Corp. ..........................        11,871        366,458
CMS Energy Corp. .......................         4,700         94,000
Entergy Corp. ..........................        14,400        512,064
FirstEnergy Corp. ......................         7,000        251,650
FPL Group, Inc. ........................         2,900        155,295
Hong Kong Electric Holdings Ltd. .......        47,000        180,781
Korea Electric Power Corp. ADR .........        19,937        176,443
NiSource, Inc. .........................         9,800        228,438
PPL Corp. ..............................         6,300        205,380
Progress Energy, Inc. ..................        10,700        459,993
Reliant Energy, Inc. ...................        17,600        463,232
Scottish Power PLC .....................        51,067        307,061
GAS & PIPELINE UTILITIES -- 0.6%
Dynegy, Inc., Class A ..................         5,100        176,715
Enron Corp.@ ...........................        27,700        754,271
Hong Kong & China Gas Co., Ltd. ........        57,000         71,254
Tokyo Gas Co., Ltd. ....................        25,000         82,208

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 2.5%
BellSouth Corp. ........................        10,000   $    415,500
British Telecommunications PLC .........         3,500         17,495
Portugal Telecom AG+ ...................         3,000         21,787
Qwest Communications International,
 Inc.@ .................................        46,100        769,870
SBC Communications, Inc.@ ..............        40,200      1,894,224
Sprint Corp.-FON Group .................        32,400        777,924
Sprint Corp.-PCS Group+ ................        18,300        481,107
Telecom Italia Mobile SpA ..............        42,673        206,988
Telefonica SA+ .........................        21,093        233,035
Telefonos de Mexico SA ADR .............         7,025        226,837
                                                         ------------
                                                            9,530,010
                                                         ------------
TOTAL COMMON STOCK (cost
 $148,282,123)..........................                  128,559,987
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 0.0%
BROADCASTING & MEDIA -- 0.0%
ProSiebenSat1. Media AG (cost
 $80,148) ..............................         3,370         15,794
                                                         ------------

BONDS & NOTES -- 19.0%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
AUTOMOTIVE -- 0.2%
DaimlerChrysler North America Holding
 Corp. 8.50% 2031 ......................  $    160,000        169,624
Delphi Automotive Systems Corp. 6.13%
 2004 ..................................       110,000        110,861
Ford Motor Co. 6.63% 2028 ..............       130,000        111,300
                                                         ------------
                                                              391,785
                                                         ------------
CONSUMER STAPLES -- 0.0%
FOOD, BEVERAGE & TOBACCO -- 0.0%
Anheuser-Busch Cos., Inc. 7.55% 2030 ...        90,000        101,564
                                                         ------------
ENERGY -- 0.6%
ENERGY SERVICES -- 0.6%
Halliburton Co. 6.00% 2006 .............       180,000        186,903
Transocean Sedco Forex, Inc. 6.63%
 2011 ..................................       190,000        186,647
TXU Corp. 6.38% 2006 ...................       270,000        278,728
Amerada Hess Corp. 5.90% 2006 ..........       225,000        229,500
Union Pacific Resources Group, Inc.
 7.30% 2009 ............................       245,000        258,308
                                                         ------------
                                                            1,140,086
                                                         ------------
FINANCE -- 2.6%
BANKS -- 0.9%
Bank of America Corp. 6.88% 2005 .......        45,000         47,952
Bank of America Corp. 7.40% 2011 .......       360,000        393,286
Bank One Corp. 6.00% 2008 ..............       185,000        186,199
Citicorp, Series F 6.38% 2008 ..........        40,000         41,791
First Union Corp. 6.95% 2004 ...........        20,000         21,445
J.P. Morgan Chase & Co. 6.75% 2011 .....       195,000        204,460

----------------
78

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Merita Bank Ltd. 6.50% 2006 ............  $     10,000   $     10,586
National City Bank 6.25% 2011 ..........       215,000        215,319
Norwest Corp., Series J 6.75% 2027 .....        25,000         24,034
Wachovia Corp. 7.95% 2029 ..............       180,000        184,806
Washington Mutual Bank 6.88% 2011 ......       260,000        273,008
Wells Fargo & Co. 5.90% 2006 ...........       195,000        203,385
FINANCIAL SERVICES -- 1.7%
Citigroup, Inc. 6.50% 2011 .............        85,000         88,722
Citigroup, Inc. 6.63% 2028 .............         5,000          4,854
Conseco Finance Securitizations Corp.
 6.91% 2033(1) .........................       195,000        197,864
Conseco Finance Securitizations Corp.
 7.96% 2032 ............................       180,000        200,373
Conseco Finance Securitizations Corp.
 8.31% 2032 ............................       225,000        244,972
FFCA Secured Lending Corp. 7.77%
 2019*(1) ..............................       365,000        402,345
Ford Motor Credit Co. 5.80% 2009 .......        70,000         65,531
Ford Motor Credit Co. 7.38% 2009 .......       125,000        128,152
General Motors Acceptance Corp. 5.36%
 2004 ..................................       250,000        252,743
General Motors Acceptance Corp. 5.75%
 2003 ..................................       250,000        255,913
General Motors Acceptance Corp. 6.63%
 2002 ..................................        40,000         41,048
General Motors Acceptance Corp. 6.88%
 2011 ..................................       155,000        153,290
GMAC Commercial Mortgage Security, Inc.
 zero coupon 2034(1) ...................     2,579,685         97,141
Goldman Sachs Group, Inc. 6.88% 2011 ...       105,000        108,599
Granite Mortgages PLC 3.96% 2041 .......       125,000        125,000
Holmes Financing PLC 3.63%
 7/15/40(1)(2) .........................       270,000        270,203
Household Finance Corp. 8.00% 2005 .....       380,000        415,914
Morgan Stanley, Dean Witter & Co. 6.75%
 2011 ..................................       175,000        180,240
PNC Mortgage Acceptance Corp. zero
 coupon 2034*(1) .......................     2,235,740         97,464
PNC Mortgage Securities Corp. 6.60%
 2027 ..................................         5,488          5,508
Verizon Global Funding Corp. 7.75%
 2030* .................................       125,000        134,000
                                                         ------------
                                                            5,276,147
                                                         ------------
INDUSTRIAL & COMMERCIAL -- 0.8%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Lockheed Martin Corp. 8.50% 2029 .......       155,000        180,736
BUSINESS SERVICES -- 0.2%
Unilever Capital 7.13% 2010 ............       315,000        345,747
MACHINERY -- 0.1%
Caterpillar, Inc. 6.55% 2011 ...........       200,000        210,496
MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.75%
 2011 ..................................       315,000        326,460
TRANSPORTATION -- 0.3%
Burlington Northern Santa Fe Corp. 7.95%
 2030 ..................................       100,000        107,576
Canadian National Railway Co. 7.38%
 2031(1) ...............................        95,000         97,498
Norfolk Southern Corp. 6.75% 2011 ......       195,000        198,407
Union Pacific Corp. 6.65% 2011 .........       180,000        185,546
                                                         ------------
                                                            1,652,466
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 0.2%
BROADCASTING & MEDIA -- 0.2%
AOL Time Warner, Inc. 7.63% 2031 .......  $    220,000   $    223,892
News America Holdings, Inc. 7.70%
 2025 ..................................       195,000        185,681
                                                         ------------
                                                              409,573
                                                         ------------
INFORMATION TECHNOLOGY -- 0.1%
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Xerox Equipment Lease Owner Trust 5.49%
 2008*(1)(2) ...........................       178,913        178,913
                                                         ------------
MATERIALS -- 0.2%
FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group. 7.50% 2006 ......       105,000        106,452
International Paper Co. 8.13% 2005 .....       115,000        125,159
METALS & MINERALS -- 0.1%
Alcoa, Inc. 6.75% 2028 .................       160,000        155,855
                                                         ------------
                                                              387,466
                                                         ------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Province of Ontario 5.50% 2008 .........       300,000        309,099
Quebec, Province of 5.75% 2009 .........       110,000        112,642
                                                         ------------
                                                              421,741
                                                         ------------
REAL ESTATE -- 0.1%
REAL ESTATE COMPANIES -- 0.1%
EOP Operating LP 7.00% 2011 ............       125,000        128,125
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 13.1%
U.S. GOVERNMENT & AGENCIES -- 13.1%
Federal Home Loan Mortgage Corp. 7.50%
 2029 ..................................       729,890        761,363
Federal Home Loan Mortgage Corp. 8.50%
 2028 ..................................        55,084         59,060
Federal National Mortgage Association
 6.00% 2014-2031 .......................     8,581,264      8,567,349
Federal National Mortgage Association
 6.50% 2030-2031 .......................     1,517,497      1,545,057
Federal National Mortgage Association
 7.00% 2015-2028 .......................     2,620,931      2,722,910
Federal National Mortgage Association
 7.25% 2030 ............................       495,000        567,008
Federal National Mortgage Association
 7.50% 2008-2031 .......................     2,499,876      2,624,498
Federal National Mortgage Association
 8.00% 2025 ............................       222,092        236,110
Federal National Mortgage Association
 9.00% 2024-2026 .......................       157,819        171,268
Government National Mortgage Association
 6.50% 2028 ............................        65,221         66,728
Government National Mortgage Association
 7.00% 2025-2028 .......................       719,862        748,584
Government National Mortgage Association
 7.50% 2023-2030 .......................       154,075        161,068
Government National Mortgage Association
 8.00% 2022-2024 .......................       738,733        786,285
Government National Mortgage Association
 9.00% 2029 ............................       178,148        192,418
Government National Mortgage Association
 9.50% 2017 ............................        32,832         36,483
United States Treasury Bonds 5.25%
 2029 ..................................       155,000        149,623
United States Treasury Bonds 5.38%
 2031 ..................................       575,000        571,406
United States Treasury Bonds 6.25%
 2030 ..................................       415,000        461,816
United States Treasury Notes 4.63%
 2006@ .................................     4,685,000      4,848,975
United States Treasury Notes 5.00%
 2011 ..................................       385,000        397,023
United States Treasury Notes 6.50%
 2010 ..................................       145,000        164,462
United States Treasury Notes 5.25%
 2004 ..................................       400,000        421,376
                                                         ------------
                                                           26,260,870
                                                         ------------

----------------
80

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.4%
Dominion Resources, Inc. 7.63% 2005 ....  $    200,000   $    217,004
Exelon Corp. 6.75% 2011 ................       190,000        195,655
NRG Northeast Generating LLC 8.07%
 2004 ..................................        84,375         86,828
Progress Energy, Inc. 7.10% 2011 .......       190,000        202,040
Southern California Edison Co. 5.88%
 2049(3) ...............................       100,000         85,000
GAS & PIPELINE UTILITIES -- 0.3%
CMS Panhandle Holding Co. 6.13% 2004 ...        60,000         61,052
Enron Corp. 8.38% 2005 .................       210,000        226,483
Kinder Morgan, Inc. 6.45% 2003 .........       150,000        154,524
Transcontinental Gas Pipe Line 7.00%
 2011* .................................       190,000        193,008
TELEPHONE -- 0.2%
Qwest Capital Funding, Inc. 7.90%
 2010 ..................................       115,000        122,826
Sprint Capital Corp. 7.63% 2011 ........        20,000         21,080
WorldCom, Inc. 6.40% 2005 ..............        70,000         71,106
WorldCom, Inc. 7.50% 2011 ..............       150,000        151,206
                                                         ------------
                                                            1,787,812
                                                         ------------
TOTAL BONDS & NOTES (cost
 $37,149,827)...........................                   38,136,548
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
FINANCE -- 0.0%
BANKS -- 0.0%
Infosys Technologies Ltd.
 7/16/02*(1) ...........................         1,000         49,756
FINANCIAL SERVICES -- 0.0%
Samsung Electronics 5/30/02(1) .........           350         37,433
                                                         ------------
TOTAL WARRANTS (cost $136,526)..........                       87,189
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $185,648,624)..........................                  166,799,518
                                                         ------------

SHORT-TERM SECURITIES -- 2.1%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.7%
Associates Corp. NA 6.50% due
 7/15/02 ...............................  $    240,000        245,573
CSX Corp. 4.64% due 8/13/01(2) .........       150,000        150,207
International Paper Co. 4.62% due
 10/09/01(2) ...........................       175,000        175,182
PP&L Capital Funding, Inc. 7.75% due
 8/30/02 ...............................       225,000        230,861
Time Warner Entertainment Co. 9.63% due
 5/01/02 ...............................       165,000        170,564
Tokyo Broadcasting System, Inc. zero
 coupon due 10/31/01(1) ................         2,700         51,201
TXU Corp. 5.94% due 10/15/01 ...........       205,000        205,129
Union Pacific Corp. 5.78% due
 10/15/01 ..............................       190,000        190,137
                                                         ------------
                                                            1,418,854
                                                         ------------
U.S. GOVERNMENT & AGENCIES -- 1.4%
United States Treasury Bills 3.18% due
 12/13/01 ..............................       550,000        547,496
United States Treasury Bills 3.27% due
 12/13/01 ..............................     2,300,000      2,287,407
                                                         ------------
                                                            2,834,903
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
 $4,300,260)............................                    4,253,757
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENT -- 16.1%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 16.1%
Agreement with UBS Warburg LLC, bearing
 interest at 3.24%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of
 $32,172,684 and collateralized by
 $25,408,000 of U.S. Treasury Bonds,
 bearing interest at 7.50%, due 11/15/24
 and having an approximate value of
 $32,861,574@ (cost $32,164,000) .......  $ 32,164,000   $ 32,164,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $222,112,884)                         101.4%  203,217,275
Liabilities in excess of other assets --       (1.4)   (2,851,567)
                                           --------  ------------
NET ASSETS --                                 100.0% $200,365,708
                                           ========  ============

-------------
ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
+   Non-income producing security
#   Security represents an investment in an affiliated company; See Note 8
*   Resale restricted to qualified institutional buyers
(1) Fair valued security; See Note 2
(2) Variable rate security; rate as of September 30, 2001
(3) Bond in default
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS

------------------------------------------------------------------------------------------------------------------------
                                                                                           VALUE AS OF      UNREALIZED
      NUMBER OF                                            EXPIRATION       VALUE AT      SEPTEMBER 30,    APPRECIATION/
      CONTRACTS         DESCRIPTION                           DATE         TRADE DATE         2001         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
 49 Short               CAC-40 Index                      October 2001     $ 1,772,950     $ 1,823,795       $ (50,845)
 28 Long                CAC-40 Index                      October 2001       1,448,173       1,488,812          40,639
 9 Short                Euro Future                       December 2001      2,176,145       2,194,650         (18,505)
 29 Short               U.S. 10 Year Note                 December 2001      3,090,550       3,154,656         (64,106)
 39 Short               U.S. 2 Year Note                  December 2001      8,072,660       8,200,237        (127,577)
 71 Short               DAX Index                         December 2001        680,185         687,135           6,950
 7 Long                 Topix Index                       December 2001      1,850,998       1,789,222         (61,776)
 21 Long                Standard & Poors 500 Index        December 2001      2,596,064       2,609,250          13,186
 10 Long                SPI 2000                          December 2001      4,294,974       4,392,199          97,225
116 Long                Standard & Poors 500 Index        December 2001      6,945,659       7,305,900         360,241
 40 Long                FTSE 100 Index                    December 2001      3,060,487       3,106,453          45,966
 43 Long                Standard & Poors 500 Index        December 2001     15,576,131      15,655,500          79,369
 60 Long                U.S. 10 Year Note                 December 2001      7,630,919       7,723,469         (92,550)
                                                                                                             ---------
                        Net Unrealized Appreciation....................................................      $ 228,217
                                                                                                             =========

See Notes to Financial Statements

----------------
82

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 97.3%
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.5%
AUTOMOTIVE -- 0.5%
Harley-Davidson, Inc. ......................................          23,000   $    931,500
RETAIL -- 8.0%
Cifra SA ...................................................          49,000        102,451
Home Depot, Inc. ...........................................          71,400      2,739,618
Industria de Diseno Textil SA (Inditex) ....................          30,400        511,812
Koninklijke Ahold NV .......................................          23,500        652,278
Kroger Co.+ ................................................          63,700      1,569,568
Safeway, Inc.+ .............................................          45,500      1,807,260
Target Corp. ...............................................          80,300      2,549,525
Wal-Mart de Mexico SA de CV ADR ............................          43,400        908,327
Wal-Mart Stores, Inc. ......................................          36,100      1,786,950
Walgreen Co. ...............................................          24,700        850,421
                                                                               ------------
                                                                                 14,409,710
                                                                               ------------
CONSUMER STAPLES -- 5.2%
FOOD, BEVERAGE & TOBACCO -- 4.5%
Coca-Cola Co. ..............................................          37,900      1,775,615
PepsiCo, Inc. ..............................................          36,100      1,750,850
Philip Morris Cos., Inc. ...................................          84,100      4,061,189
HOUSEHOLD PRODUCTS -- 0.7%
Colgate-Palmolive Co. ......................................          20,000      1,165,000
                                                                               ------------
                                                                                  8,752,654
                                                                               ------------
ENERGY -- 4.2%
ENERGY SERVICES -- 0.8%
Baker Hughes, Inc. .........................................          44,300      1,282,485
ENERGY SOURCES -- 3.4%
Chevron Corp. ..............................................          23,600      2,000,100
Exxon Mobil Corp. ..........................................          54,034      2,128,940
Royal Dutch Petroleum Co.-NY Shares ........................          32,300      1,623,075
                                                                               ------------
                                                                                  7,034,600
                                                                               ------------
FINANCE -- 20.7%
BANKS -- 2.6%
Bank of New York Co., Inc. .................................          26,100        913,500
Fifth Third Bancorp ........................................          29,500      1,813,660
State Street Corp. .........................................          16,500        750,750
Wells Fargo & Co. ..........................................          18,900        840,105
FINANCIAL SERVICES -- 14.3%
American Express Co. .......................................          11,700        340,002
Capital One Financial Corp. ................................          24,700      1,136,941
Charles Schwab Corp. .......................................          22,700        261,050
Citigroup, Inc. ............................................         149,535      6,056,167
Concord EFS, Inc.+ .........................................          53,600      2,623,720
Fannie Mae .................................................          32,600      2,609,956

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Freddie Mac ................................................          99,700   $  6,480,500
Goldman Sachs Group, Inc. ..................................           2,900        206,915
Mellon Financial Corp. .....................................          26,700        863,211
Merrill Lynch & Co., Inc. ..................................          22,800        925,680
Morgan Stanley, Dean Witter & Co. ..........................          36,200      1,677,870
Paychex, Inc. ..............................................          14,300        450,593
Providian Financial Corp. ..................................          27,400        552,110
INSURANCE -- 3.8%
ACE Ltd. ...................................................          68,500      1,977,595
Fairfax Financial Holdings, Ltd.+ ..........................           5,265        674,495
Hartford Financial Services Group, Inc. ....................          33,900      1,991,286
Loews Corp. ................................................          12,800        592,384
Progressive Corp. ..........................................           9,500      1,272,050
                                                                               ------------
                                                                                 35,010,540
                                                                               ------------
HEALTHCARE -- 20.6%
DRUGS -- 10.6%
Abbott Laboratories, Inc. ..................................          34,200      1,773,270
Allergan, Inc. .............................................          19,800      1,312,740
American Home Products Corp. ...............................          66,700      3,885,275
Amgen, Inc.+ ...............................................          14,600        858,042
Bristol-Myers Squibb Co. ...................................          13,700        761,172
Eli Lilly & Co. ............................................           8,600        694,020
Pfizer, Inc. ...............................................         164,250      6,586,425
Pharmacia Corp. ............................................          14,279        579,156
Schering-Plough Corp. ......................................          39,500      1,465,450
HEALTH SERVICES -- 5.4%
HCA, Inc. ..................................................          31,400      1,391,334
IMS Health, Inc. ...........................................          26,100        653,805
Laboratory Corp. of America Holdings+ ......................           9,300        751,905
UnitedHealth Group, Inc. ...................................          60,200      4,003,300
Wellpoint Health Networks, Inc., Class A+ ..................          21,500      2,346,725
MEDICAL PRODUCTS -- 4.6%
Baxter International, Inc. .................................          31,500      1,734,075
Johnson & Johnson Co. ......................................          65,200      3,612,080
MedImmune, Inc.+ ...........................................          47,300      1,685,299
Sanofi-Synthelabo SA .......................................          12,100        787,330
                                                                               ------------
                                                                                 34,881,403
                                                                               ------------
INDUSTRIAL & COMMERCIAL -- 12.0%
BUSINESS SERVICES -- 9.5%
Adecco SA ..................................................          13,300        452,811
Apollo Group, Inc., Class A+ ...............................          23,500        987,705
Cendant Corp.+ .............................................         108,800      1,392,640
Convergys Corp.+ ...........................................          30,400        843,600
Electronic Data Systems Corp. ..............................          12,100        696,718
First Data Corp. ...........................................          66,300      3,862,638
General Electric Co. .......................................         106,000      3,943,200
Hutchison Whampoa Ltd. .....................................         152,230      1,127,160
SYSCO Corp. ................................................          42,000      1,072,680
TMP Worldwide, Inc.+ .......................................          18,700        530,893
Waters Corp.+ ..............................................          34,400      1,230,488

----------------
84

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.2%
Danaher Corp. ..............................................           7,500   $    353,850
MULTI-INDUSTRY -- 2.3%
Berkshire Hathaway, Inc., Class A+ .........................               9        630,000
Honeywell International, Inc. ..............................          36,500        963,600
Tyco International Ltd. ....................................          50,592      2,301,936
                                                                               ------------
                                                                                 20,389,919
                                                                               ------------
INFORMATION & ENTERTAINMENT -- 10.4%
BROADCASTING & MEDIA -- 9.0%
AOL Time Warner, Inc.+ .....................................          80,300      2,657,930
Clear Channel Communications, Inc.+ ........................          20,800        826,800
Comcast Corp., Class A+ ....................................          34,500      1,237,515
Liberty Media, Corp.+ ......................................         174,700      2,218,690
McGraw-Hill Cos., Inc. .....................................          10,600        616,920
Omnicom Group, Inc. ........................................          22,300      1,447,270
The Walt Disney Co. ........................................          23,000        428,260
Univision Communications, Inc., Class A+ ...................          42,200        968,490
Viacom, Inc., Class B+ .....................................          75,041      2,588,914
VNU NV .....................................................          33,600        946,379
WPP Group PLC ..............................................         170,700      1,242,225
ENTERTAINMENT PRODUCTS -- 0.4%
SONY CORP. .................................................          19,000        699,690
LEISURE & TOURISM -- 1.0%
MGM Mirage, Inc.+ ..........................................          36,800        827,264
Starwood Hotels & Resorts Worldwide, Inc. ..................          39,100        860,200
                                                                               ------------
                                                                                 17,566,547
                                                                               ------------
INFORMATION TECHNOLOGY -- 12.5%
COMMUNICATION EQUIPMENT -- 0.9%
Cisco Systems, Inc.+ .......................................         115,700      1,409,226
COMPUTER SERVICES -- 2.0%
Automatic Data Processing, Inc. ............................          31,100      1,462,944
VeriSign, Inc.+ ............................................          45,800      1,919,020
COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Dell Computer Corp.+ .......................................          40,300        746,759
Lexmark International, Inc.+ ...............................          13,400        599,114
COMPUTER SOFTWARE -- 2.5%
Adobe Systems, Inc. ........................................          20,300        486,794
Electronic Arts, Inc.+ .....................................          16,700        762,689
Microsoft Corp.+ ...........................................          52,600      2,691,542
Siebel Systems, Inc.+ ......................................          25,100        326,551
ELECTRONICS -- 2.7%
Analog Devices, Inc.+ ......................................          17,800        582,060
Applied Materials, Inc.+ ...................................          12,400        352,656
Check Point Software Technologies Ltd.+ ....................           9,000        198,180
Flextronics International Ltd.+ ............................         100,700      1,665,578
Intel Corp. ................................................          15,400        314,776
Maxim Integrated Products, Inc.+ ...........................          22,100        772,174
Samsung Electronics Co. Ltd. ...............................           2,700        289,877
Texas Instruments, Inc. ....................................          17,300        432,154

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE -- 0.1%
Openwave Systems, Inc.+ ....................................          12,500   $    159,375
TELECOMMUNICATIONS -- 3.5%
Amdocs Ltd.+ ...............................................           7,700        205,205
China Mobile (Hong Kong) Ltd.+ .............................          99,000        314,155
China Unicom Ltd. ADR+ .....................................          54,800        591,840
CIENA Corp.+ ...............................................          29,300        301,497
JDS Uniphase Corp.+ ........................................          41,900        264,808
Nokia Corp. ADR ............................................          30,400        475,760
NTT DoCoMo, Inc. ...........................................              64        864,357
Vodafone Group PLC .........................................       1,331,566      2,936,401
                                                                               ------------
                                                                                 21,125,492
                                                                               ------------
UTILITIES -- 3.2%
GAS & PIPELINE UTILITIES -- 0.6%
El Paso Corp. ..............................................          23,700        984,735
TELEPHONE -- 2.6%
Sprint Corp.-PCS Group+ ....................................         110,000      2,891,900
WorldCom, Inc.+ ............................................         103,821      1,561,468
                                                                               ------------
                                                                                  5,438,103
                                                                               ------------
TOTAL COMMON STOCK (cost $179,933,077)......................                    164,608,968
                                                                               ------------

PREFERRED STOCK -- 0.2%
-------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Companhia de Bebidas das Americas (cost $513,715)...........       2,500,000        400,299
                                                                               ------------
TOTAL INVESTMENT SECURITIES (cost $180,446,792).............                    165,009,267
                                                                               ------------
SHORT-TERM SECURITIES -- 2.3%
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.3%
T. Rowe Price Reserve Investment Fund (cost $3,855,637) ....       3,855,637      3,855,637
                                                                               ------------

TOTAL INVESTMENTS --
  (cost $184,302,429)                                                   99.8%   168,864,904
Other assets less liabilities --                                         0.2        289,572
                                                                       -----   ------------
NET ASSETS --                                                          100.0%  $169,154,476
                                                                       =====   ============

-------------
+ Non-income producing security
ADR -- American Depositary Receipt

See Notes to Financial Statements

----------------
86

------------------

SEASONS SERIES TRUST
LARGE CAP
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 95.0%
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.6%
APPAREL & TEXTILES -- 0.0%
Cintas Corp. .........................................           543    $      21,883

AUTOMOTIVE -- 0.3%
Ford Motor Co. .......................................         2,943           51,061
General Motors Corp. .................................           601           25,783
Harley-Davidson, Inc. ................................           945           38,272

HOUSING -- 0.2%
Lowe's Cos., Inc. ....................................         2,247           71,118
Maytag Corp. .........................................           246            6,061

RETAIL -- 5.1%
Amazon.com, Inc.+ ....................................        14,295           85,341
Bed Bath & Beyond, Inc.+ .............................           920           23,423
Best Buy Co., Inc.+ ..................................           588           26,725
CVS Corp. ............................................         1,205           40,006
Dollar General Corp. .................................           864           10,109
Family Dollar Stores, Inc. ...........................           546           15,026
Gap, Inc. ............................................         2,539           30,341
Home Depot, Inc. .....................................        11,561          443,596
Kohl's Corp.+ ........................................           995           47,760
Kroger Co.+ ..........................................         2,433           59,949
Radioshack Corp. .....................................           497           12,052
Starbucks Corp.+ .....................................         1,214           18,137
Target Corp. .........................................         2,729           86,646
Tiffany & Co. ........................................           458            9,916
TJX Cos., Inc. .......................................           845           27,800
Wal-Mart Stores, Inc.@ ...............................        23,290        1,152,855
Walgreen Co. .........................................         8,092          278,608
Winn-Dixie Stores, Inc. ..............................           376            4,305
                                                                        -------------
                                                                            2,586,773
                                                                        -------------

CONSUMER STAPLES -- 8.6%
FOOD, BEVERAGE & TOBACCO -- 5.6%
Anheuser-Busch Cos., Inc. ............................         6,779          283,905
Campbell Soup Co. ....................................         1,090           30,520
Coca-Cola Co. ........................................        13,959          653,979
General Mills, Inc. ..................................           785           35,718
Heinz (H.J.) Co. .....................................         1,115           46,997
Hershey Foods Corp. ..................................           407           26,606
Kellogg Co. ..........................................         1,117           33,510
PepsiCo, Inc. ........................................        13,136          637,096
Philip Morris Cos., Inc. .............................        13,080          631,633
Ralston Purina Co. ...................................           976           32,013

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
UST, Inc. ............................................           431    $      14,309
Wrigley (WM.) Jr. Co. ................................         3,101          159,081

HOUSEHOLD PRODUCTS -- 3.0%
Avon Products, Inc. ..................................         2,514          116,272
Clorox Co. ...........................................           642           23,754
Colgate-Palmolive Co. ................................         6,121          356,548
Gillette Co. .........................................         4,770          142,146
International Flavors & Fragrances, Inc. .............           291            8,058
Kimberly-Clark Corp. .................................         2,299          142,538
Newell Rubbermaid, Inc. ..............................         4,135           93,906
Procter & Gamble Co. .................................         5,823          423,856
Tupperware Corp. .....................................           202            4,028
Unilever NV ..........................................         1,688           91,186
                                                                        -------------
                                                                            3,987,659
                                                                        -------------

ENERGY -- 3.5%
ENERGY SERVICES -- 0.3%
Halliburton Co. ......................................         1,314           29,631
Schlumberger Ltd. ....................................         2,100           95,970

ENERGY SOURCES -- 3.2%
Anadarko Petroleum Corp. .............................         5,005          240,640
Chevron Corp. ........................................         1,300          110,175
Exxon Mobil Corp. ....................................        16,384          645,530
Petroleo Brasileiro SA ADR ...........................        10,050          198,487
Royal Dutch Petroleum Co.-NY Shares ..................         5,100          256,275
Texaco, Inc. .........................................           800           52,000
Unocal Corp. .........................................           300            9,750
                                                                        -------------
                                                                            1,638,458
                                                                        -------------

FINANCE -- 11.9%
BANKS -- 2.7%
Bank of America Corp. ................................         3,100          181,040
Bank of New York Co., Inc. ...........................         4,001          140,035
Fifth Third Bancorp ..................................         3,535          217,332
J.P. Morgan Chase & Co. ..............................         6,520          222,658
Northern Trust Corp. .................................           716           37,576
State Street Corp. ...................................         4,917          223,724
Synovus Financial Corp. ..............................           774           21,362
U.S. Bancorp .........................................         3,230           71,641
Wells Fargo & Co. ....................................         3,100          137,795

FINANCIAL SERVICES -- 6.9%
American Express Co. .................................         3,887          112,956
Capital One Financial Corp. ..........................           588           27,066
Charles Schwab Corp. .................................        11,841          136,171
Citigroup, Inc. ......................................        23,641          957,460
Concord EFS, Inc.+ ...................................           701           34,314
Dow Jones & Co., Inc. ................................           232           10,540
E*TRADE Group, Inc.+ .................................        19,045          115,222

----------------
88

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Fannie Mae ...........................................        10,178    $     814,851
Freddie Mac ..........................................         5,400          351,000
Goldman Sachs Group, Inc. ............................         2,050          146,267
H&R Block, Inc. ......................................           578           22,288
MBNA Corp. ...........................................         8,000          242,320
Mellon Financial Corp. ...............................         1,404           45,391
Merrill Lynch & Co., Inc. ............................           700           28,420
Moody's Corp. ........................................           413           15,281
Morgan Stanley, Dean Witter & Co. ....................           500           23,175
Paychex, Inc. ........................................         1,163           36,646
Providian Financial Corp. ............................           811           16,342
Stilwell Financial, Inc. .............................           671           13,085
USA Education, Inc. ..................................           513           42,533

INSURANCE -- 2.3%
AFLAC, Inc. ..........................................         6,030          162,810
Allstate Corp. .......................................         3,495          130,538
AMBAC Financial Group, Inc. ..........................         3,500          191,485
Berkshire Hathaway, Inc., Class B+ ...................           150          349,500
CIGNA Corp. ..........................................           830           68,848
Equifax, Inc. ........................................           366            8,015
Marsh & McLennan Cos. ................................           848           82,002
MetLife, Inc.+ .......................................         2,800           83,160
                                                                        -------------
                                                                            5,520,849
                                                                        -------------

HEALTHCARE -- 19.4%
DRUGS -- 12.5%
Abbott Laboratories, Inc. ............................         4,675          242,399
Allergan, Inc. .......................................           387           25,658
American Home Products Corp. .........................        10,863          632,770
Amgen, Inc.+ .........................................         5,079          298,493
Biogen, Inc.+ ........................................           421           23,399
Bristol-Myers Squibb Co. .............................        15,680          871,181
Chiron Corp.+ ........................................           584           25,912
Eli Lilly & Co. ......................................         5,486          442,720
Forest Laboratories, Inc.+ ...........................           500           36,070
Immunex Corp.+ .......................................         1,600           29,888
King Pharmaceuticals, Inc.+ ..........................           648           27,184
Merck & Co., Inc. ....................................        10,324          687,578
Pfizer, Inc.@ ........................................        49,598        1,988,880
Pharmacia Corp. ......................................         3,935          159,603
Schering-Plough Corp. ................................         8,125          301,437

HEALTH SERVICES -- 2.8%
HCA, Inc. ............................................        12,850          569,383
IMS Health, Inc. .....................................           822           20,591
Laboratory Corp. of America Holdings+ ................         2,875          232,444
Stryker Corp. ........................................           549           29,042
Tenet Healthcare Corp.+ ..............................         5,175          308,689
UnitedHealth Group, Inc. .............................         2,477          164,721

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 4.1%
AmerisourceBergen, Corp.+ ............................           174    $      12,345
Baxter International, Inc. ...........................         1,818          100,081
Biomet, Inc. .........................................           871           25,477
Cardinal Health, Inc. ................................         6,706          495,909
Guidant Corp.+ .......................................           964           37,114
Johnson & Johnson Co.@ ...............................        14,285          791,389
McKesson, Inc. .......................................         6,000          226,740
MedImmune, Inc.+ .....................................           632           22,518
Medtronic, Inc. ......................................         3,574          155,469
St. Jude Medical, Inc.+ ..............................           233           15,949
Zimmer Holdings, Inc.+ ...............................           578           16,039
                                                                        -------------
                                                                            9,017,072
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 10.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co. ...........................................         3,425          114,738
Raytheon Co. .........................................         3,350          116,412
United Technologies Corp. ............................         2,102           97,743

BUSINESS SERVICES -- 6.0%
Allied Waste Industries, Inc.+ .......................           596            7,599
Applera Corp. ........................................           553           13,493
Cendant Corp.+ .......................................         8,000          102,400
Convergys Corp.+ .....................................           443           12,293
Deluxe Corp. .........................................           262            9,049
Ecolab, Inc. .........................................           336           12,207
Electronic Data Systems Corp. ........................         1,362           78,424
First Data Corp. .....................................         3,684          214,630
Fiserv, Inc.+ ........................................           583           19,939
Fluor Corp. ..........................................           217            8,354
General Electric Co.@ ................................        48,383        1,799,848
Robert Half International, Inc.+ .....................           488            9,765
SYSCO Corp. ..........................................         1,989           50,799
TMP Worldwide, Inc.+ .................................         7,094          201,399
Waste Management, Inc. ...............................           500           13,370
Waters Corp.+ ........................................         6,295          225,172

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co. .................................           100            4,706
Energizer Holdings, Inc.+ ............................         4,033           67,029

MULTI-INDUSTRY -- 3.4%
Avery Dennison Corp. .................................           282           13,341
Honeywell International, Inc. ........................         1,500           39,600
Minnesota Mining & Manufacturing Co. .................         1,807          177,809
Sara Lee Corp. .......................................         2,399           51,099
SPDR Trust ...........................................         6,635          692,959
Tyco International Ltd. ..............................        12,836          584,038
                                                                        -------------
                                                                            4,738,215
                                                                        -------------

----------------
90

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 10.6%
BROADCASTING & MEDIA -- 9.2%
A.H. Belo Corp. ......................................         4,200    $      67,368
America Movil SA de CV ADR ...........................         5,795           85,940
AOL Time Warner, Inc.+ ...............................        33,760        1,117,456
AT&T Wireless Services, Inc.+ ........................        11,110          165,983
Cablevision Systems Corp.+ ...........................        10,150          415,541
Cablevision Systems Corp. -- Rainbow Media Group+ ....         4,672           94,608
Charter Communications, Inc., Class A+ ...............        12,440          154,007
Clear Channel Communications, Inc.+ ..................         1,676           66,621
Comcast Corp., Class A+ ..............................        19,455          697,851
Crown Castle International Corp.+# ...................           800            7,200
EchoStar Communications Corp., Class A+ ..............         3,700           86,099
Gannett Co. ..........................................           800           48,088
Interpublic Group Cos., Inc. .........................         1,076           21,950
Liberty Media, Corp.+ ................................        47,311          600,850
McGraw-Hill Cos., Inc. ...............................           603           35,095
New York Times Co., Class A ..........................         2,341           91,369
Omnicom Group, Inc. ..................................           560           36,344
Univision Communications, Inc., Class A+ .............         4,232           97,124
Valassis Communications, Inc.+ .......................         2,600           82,966
Viacom, Inc., Class B+ ...............................         9,243          318,884

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology+ .......................           168            7,140
Mattel, Inc. .........................................         1,236           19,356
Metro-Goldwyn-Mayer, Inc.+ ...........................         2,500           42,375

LEISURE & TOURISM -- 1.2%
Harrah's Entertainment, Inc.+ ........................         6,000          162,060
Marriott International, Inc., Class A ................         4,000          133,600
McDonald's Corp. .....................................         5,600          151,984
Starwood Hotels & Resorts Worldwide, Inc. ............         3,600           79,200
Tricon Global Restaurants, Inc.+ .....................           412           16,159
US Airways Group, Inc.+ ..............................           207              962
                                                                        -------------
                                                                            4,904,180
                                                                        -------------

INFORMATION TECHNOLOGY -- 20.4%
COMMUNICATION EQUIPMENT -- 2.2%
American Tower Corp., Class A+ .......................         8,400          116,676
Cisco Systems, Inc.+ .................................        37,162          452,633
Network Appliance, Inc.+ .............................         1,005            6,834
QUALCOMM, Inc.+ ......................................         7,139          339,388
Symbol Technologies, Inc. ............................        10,482          109,956

COMPUTER SERVICES -- 1.1%
Automatic Data Processing, Inc. ......................         3,412          160,501
Intuit, Inc.+ ........................................         2,500           89,500
Sapient Corp.+ .......................................           260            1,001
Sun Microsystems, Inc.+ ..............................        15,724          130,037
VeriSign, Inc.+ ......................................         3,222          135,002

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 2.7%
Brocade Communications Systems, Inc.+ ................         5,040    $      70,711
Dell Computer Corp.+ .................................        12,059          223,453
EMC Corp.+ ...........................................        14,617          171,750
International Business Machines Corp. ................         7,863          725,755
Lexmark International, Inc.+ .........................           409           18,286
Millipore Corp. ......................................           125            6,618
Pitney Bowes, Inc. ...................................           791           30,216
VERITAS Software Corp.+ ..............................         1,174           21,649

COMPUTER SOFTWARE -- 4.8%
Adobe Systems, Inc. ..................................           748           17,937
CheckFree Corp.+ .....................................           300            5,091
Citrix Systems, Inc.+ ................................           586           11,603
Electronic Arts, Inc.+ ...............................         5,170          236,114
McDATA Corp., Class A+ ...............................           439            3,683
Mercury Interactive Corp.+ ...........................           259            4,931
Microsoft Corp.+@ ....................................        29,835        1,526,657
Oracle Corp.+ ........................................        28,981          364,581
Parametric Technology Corp.+ .........................           910            4,723
PeopleSoft, Inc.+ ....................................           911           16,434
Siebel Systems, Inc.+ ................................         1,392           18,110

ELECTRONICS -- 5.0%
Altera Corp.+ ........................................         1,206           19,754
Analog Devices, Inc.+ ................................        13,791          450,966
Applied Materials, Inc.+ .............................         2,989           85,007
ASM Lithography Holdings NV+ .........................         9,710          108,849
Celestica, Inc.+ .....................................         8,385          228,910
Flextronics International Ltd.+ ......................        12,450          205,923
Intel Corp. ..........................................        32,510          664,504
KLA-Tencor Corp.+ ....................................         2,239           70,708
Linear Technology Corp. ..............................           987           32,374
Maxim Integrated Products, Inc.+ .....................         4,104          143,394
PerkinElmer, Inc. ....................................         5,895          154,685
PMC-Sierra, Inc.+ ....................................           502            5,155
QLogic Corp.+ ........................................           277            5,263
Texas Instruments, Inc. ..............................         4,000           99,920
Xilinx, Inc.+ ........................................         2,152           50,637

INTERNET CONTENT -- 0.5%
eBay, Inc.+ ..........................................         2,250          102,937
Sabre Holdings Corp.+ ................................         3,162           84,552
Yahoo!, Inc.+ ........................................         1,618           14,255

INTERNET SOFTWARE -- 0.4%
Openwave Systems, Inc.+ ..............................        14,200          181,050

TELECOMMUNICATIONS -- 3.7%
Avaya, Inc.+ .........................................           725            7,177
China Unicom Ltd. ADR+ ...............................        13,605          146,934
Comverse Technology, Inc.+ ...........................           523           10,711
Cox Communications, Inc., Class A+ ...................         6,075          253,631
Nextel Communications, Inc., Class A+ ................         2,226           19,233

----------------
92

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nokia Oyj+ ...........................................         6,578    $     107,454
Nokia Corp. ADR ......................................        42,470          664,655
NTT DoCoMo, Inc. .....................................            22          297,123
Scientific-Atlanta, Inc. .............................           534            9,372
Tellabs, Inc.+ .......................................         1,179           11,649
Verizon Communications, Inc. .........................         3,808          206,051
                                                                        -------------
                                                                            9,462,663
                                                                        -------------

MATERIALS -- 0.7%
CHEMICALS -- 0.4%
Dow Chemical Co. .....................................         2,100           68,796
du Pont (E.I.) de Nemours & Co. ......................         3,009          112,898
Sigma-Aldrich Corp. ..................................           270           12,204

FOREST PRODUCTS -- 0.2%
International Paper Co.+ .............................         1,800           62,640
Weyerhaeuser Co. .....................................           800           38,968

METALS & MINERALS -- 0.1%
Alcoa, Inc. ..........................................         1,800           55,818
                                                                        -------------
                                                                              351,324
                                                                        -------------

UTILITIES -- 4.1%
ELECTRIC UTILITIES -- 0.7%
Calpine Corp.+ .......................................           861           19,640
Dominion Resources, Inc. .............................         3,335          197,932
Duke Energy Corp. ....................................         1,300           49,205
Mirant Corp.+ ........................................         1,557           34,098

GAS & PIPELINE UTILITIES -- 0.9%
El Paso Corp. ........................................         3,615          150,204
Enron Corp. ..........................................        10,240          278,835

TELEPHONE -- 2.5%
AT&T Corp. ...........................................         3,922           75,694
Qwest Communications International, Inc. .............         7,300          121,910
SBC Communications, Inc.  ............................        15,232          717,732
Sprint Corp.-FON Group ...............................           600           14,407
Sprint Corp.-PCS Group+ ..............................         8,965          235,690
                                                                        -------------
                                                                            1,895,347
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $55,116,216)........                     44,102,540
                                                                        -------------

                                                                ----------------

SHORT-TERM SECURITIES -- 3.3%                             PRINCIPAL
                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 3.3%
Federal Home Loan Mortgage Corp. 3.15% due
 10/01/01 ............................................  $  1,500,000    $   1,500,000
United States Treasury Bills 1.95% due 10/18/01 ......        10,000            9,991
United States Treasury Bills 3.43% due 10/18/01 ......        50,000           49,919
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $1,559,910).........                      1,559,910
                                                                        -------------
REPURCHASE AGREEMENTS -- 1.9%
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.9%
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $587,098 and
 collateralized by $445,000 of U.S. Treasury Bonds,
 bearing interest at 8.00%, due 11/15/21 and having an
 approximate value of $599,081 .......................       587,000          587,000
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 3.05%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $272,069 and
 collateralized by $280,000 of U.S. Treasury Bills,
 bearing interest at 2.33%, due 12/27/01 and having an
 approximate value of $278,250 .......................       272,000          272,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $859,000)...........                        859,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $57,535,126)                                           100.2%      46,521,450
Liabilities in excess of other assets --                        (0.2)         (80,522)
                                                               -----    -------------
NET ASSETS --                                                  100.0%   $  46,440,928
                                                               =====    =============

-------------
+ Non-income producing security
# Security represents an investment in an affiliated company; See Note 8
ADR -- American Depositary Receipt
@ The security or a portion thereof has been segregated for the following open futures contracts:

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                                                      VALUE AS OF
      NUMBER OF                                         EXPIRATION      VALUE AT     SEPTEMBER 30,      UNREALIZED
      CONTRACTS         DESCRIPTION                        DATE        TRADE DATE         2001         APPRECIATION
-------------------------------------------------------------------------------------------------------------------
       12 Long          Standard & Poors 500 Index     December 2001    $616,130        $626,220       $     10,090
                                                                                                       ============

----------------
94

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------
      CONTRACT                IN          DELIVERY  GROSS UNREALIZED
     TO DELIVER          EXCHANGE FOR       DATE      APPRECIATION
--------------------------------------------------------------------
 EUR         75,000     USD      69,956   11/09/01      $  1,791
 EUR*        25,000     USD      22,731   11/09/01             9
 JPY*     2,300,000     USD      19,766   11/09/01           412
 USD*       106,423     EUR     125,000   10/26/01         7,234
 USD*        21,182     EUR      25,000   11/02/01         1,545
 USD*         8,696     EUR      10,000   11/02/01           395
 USD*        21,740     EUR      25,000   11/02/01           987
 USD*        22,003     EUR      25,000   11/09/01           719
 USD*        44,126     EUR      50,000   11/09/01         1,318
 USD*        52,951     EUR      60,000   11/09/01         1,582
 USD*        66,822     EUR      75,000   11/09/01         1,344
 USD*         8,974     EUR      10,000   11/09/01           114
 USD*         8,974     EUR      10,000   11/09/01           115
 USD*        85,866     EUR     100,000   11/16/01         5,003
 USD*        14,104     HKD     110,000   11/02/01             1
 USD*        12,823     HKD     100,000   11/02/01             0
 USD*         2,565     HKD      20,000   11/02/01             0
 USD*         4,158     JPY     500,000   10/26/01            45
 USD*         6,664     JPY     800,000   10/26/01            61
 USD*         5,281     JPY     650,000   10/26/01           183
 USD*        13,812     JPY   1,700,000   10/26/01           478
 USD*        16,657     JPY   2,000,000   10/26/01           155
 USD*        25,287     JPY   3,000,000   10/26/01            69
 USD*         6,661     JPY     800,000   11/09/01            71
 USD*        12,362     JPY   1,500,000   11/09/01           260
                                                        --------
                                                          23,891
                                                        --------

                                                    GROSS UNREALIZED
                                                     DEPRECIATION
--------------------------------------------------------------------
 EUR*       125,000     USD     111,750   10/26/01        (1,906)
 EUR*        35,000     USD      30,940   11/02/01          (877)
 EUR*        25,000     USD      21,406   11/02/01        (1,321)
 EUR         80,000     EUR      69,951   11/02/01        (2,774)
 EUR        155,000     USD     140,043   11/09/01          (833)
 EUR*        70,000     USD      63,102   11/09/01          (520)
 EUR*       170,000     USD     153,269   11/09/01        (1,240)
 EUR*        70,000     USD      62,333   11/09/01        (1,288)
 EUR*        70,000     USD      59,123   11/09/01        (4,498)
 EUR*        60,000     USD      52,267   11/09/01        (2,266)
 EUR*       100,000     USD      88,790   11/16/01        (2,079)
 HKD*       325,000     USD      41,662   11/02/01           (14)
 HKD        600,000     USD      76,925   11/02/01           (15)
 HKD*       385,000     USD      49,362   11/02/01            (8)
 JPY     10,650,000     USD      88,750   10/26/01          (777)
 JPY*     2,000,000     USD      16,280   10/26/01          (532)
 JPY        950,000     USD       7,787   11/02/01          (203)
 JPY*     4,000,000     USD      33,542   11/09/01          (115)
 USD*        36,366     EUR      40,000   11/09/01           (18)
 USD*        18,188     EUR      20,000   11/09/01           (10)
 USD*        13,641     EUR      15,000   11/09/01            (8)
 USD*        25,651     HKD     200,000   11/02/01            (4)
 USD*        17,313     HKD     135,000   11/02/01            (1)
 USD*         1,924     HKD      15,000   11/02/01            (0)
 USD*        23,082     HKD     180,000   11/02/01            (0)
                                                        --------
                                                         (21,307)
                                                        --------
Net Unrealized Appreciation.......................      $  2,584
                                                        ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR  -- Euro                                      JPY  -- Japanese Yen
HKD  -- Hong Kong                                 USD  -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
LARGE CAP
COMPOSITE PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 94.9%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
APPAREL & TEXTILES -- 0.1%
Cintas Corp. .........................................           124   $      4,997
Liz Claiborne, Inc. ..................................            35          1,319
Nike, Inc., Class B ..................................           198          9,268
Reebok International Ltd.+ ...........................            55          1,139
V.F. Corp. ...........................................            32            937

AUTOMOTIVE -- 1.5%
Autozone, Inc.+ ......................................           110          5,705
B.F. Goodrich Co. ....................................            94          1,831
Dana Corp. ...........................................         1,700         26,520
Delphi Automotive Systems Corp. ......................           340          3,995
Ford Motor Co. .......................................         3,766         65,340
General Motors Corp. .................................           394         16,903
Genuine Parts Co. ....................................           151          4,811
Goodyear Tire & Rubber Co. ...........................           100          1,843
Harley-Davidson, Inc. ................................         1,214         49,167
Navistar International Corp.+ ........................            66          1,865
PACCAR, Inc. .........................................            74          3,631
Pennzoil-Quaker State Co. ............................         4,400         49,192
Ryder System, Inc. ...................................            66          1,319
SPX Corp.+ ...........................................           300         24,870
TRW, Inc. ............................................           104          3,101
Visteon Corp. ........................................         2,574         32,818

HOUSING -- 0.2%
Black & Decker Corp. .................................            45          1,404
Centex Corp. .........................................            64          2,159
Grainger (W. W.), Inc. ...............................            83          3,225
KB HOME ..............................................            49          1,392
Leggett & Platt, Inc. ................................           100          1,950
Lowe's Cos., Inc. ....................................           456         14,433
Masco Corp. ..........................................           264          5,396
Maytag Corp. .........................................            38            936
Pulte Corp. ..........................................            40          1,226
Stanley Works ........................................            44          1,608
Whirlpool Corp. ......................................            52          2,878

RETAIL -- 6.4%
Albertson's, Inc. ....................................           260          8,289
Bed Bath & Beyond, Inc.+ .............................           200          5,092
Best Buy Co., Inc.+ ..................................           129          5,863
Cifra SA .............................................         2,000          4,182
Circuit City Stores, Inc. ............................           131          1,572
Costco Wholesale Corp.+ ..............................           300         10,668
CVS Corp. ............................................           288          9,562
Dollar General Corp. .................................           232          2,714

----------------
96

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Family Dollar Stores, Inc. ...........................            94   $      2,587
Federated Department Stores, Inc.+ ...................           100          2,820
Gap, Inc. ............................................           604          7,218
Home Depot, Inc. .....................................         5,460        209,500
Industria de Diseno Textil, S.A. (Inditex) ...........         1,300         21,887
J.C. Penny Co., Inc. .................................           197          4,314
Kmart Corp.+ .........................................         4,800         33,552
Kohl's Corp.+ ........................................           225         10,800
Koninklijke Ahold NV .................................         1,000         27,756
Kroger Co.+ ..........................................         3,123         76,951
Limited, Inc. ........................................           288          2,736
May Department Stores Co. ............................           234          6,791
Nordstrom, Inc. ......................................           100          1,445
Office Depot, Inc.+ ..................................           200          2,720
Radioshack Corp. .....................................           112          2,716
Safeway, Inc.+ .......................................         2,245         89,171
Sears, Roebuck & Co. .................................           241          8,348
Staples, Inc.+ .......................................           300          3,996
Starbucks Corp.+ .....................................           172          2,570
Target Corp. .........................................         5,868        186,309
Tiffany & Co. ........................................           108          2,338
TJX Cos., Inc. .......................................           199          6,547
Too, Inc.+ ...........................................             1             21
Toys 'R' Us, Inc.+ ...................................           186          3,205
Wal-Mart de Mexico SA de CV ADR ......................         1,800         37,672
Wal-Mart Stores, Inc.@ ...............................         8,048        398,376
Walgreen Co. .........................................         1,597         54,985
Winn-Dixie Stores, Inc. ..............................           100          1,145
                                                                       ------------
                                                                          1,603,596
                                                                       ------------
CONSUMER STAPLES -- 6.1%
FOOD, BEVERAGE & TOBACCO -- 4.5%
Adolph Coors Co., Class B ............................            39          1,755
Anheuser-Busch Cos., Inc. ............................         2,635        110,354
Archer-Daniels-Midland Co. ...........................           474          5,968
Brown-Forman Corp., Class B ..........................            14            884
Campbell Soup Co. ....................................           245          6,860
Coca-Cola Co. ........................................         4,401        206,187
Coca-Cola Enterprises, Inc. ..........................           280          4,295
ConAgra Foods, Inc. ..................................           348          7,813
Fortune Brands, Inc. .................................           100          3,350
General Mills, Inc. ..................................           210          9,555
Heinz (H.J.) Co. .....................................           264         11,127
Hershey Foods Corp. ..................................           102          6,668
Kellogg Co. ..........................................           315          9,450
Pepsi Bottling Group, Inc. ...........................            81          3,732
PepsiCo, Inc. ........................................         2,653        128,670
Philip Morris Cos., Inc. .............................         7,097        342,714
Ralston Purina Group .................................           242          7,938
SUPERVALU, Inc. ......................................           145          2,933
UST, Inc. ............................................           100          3,320
Wrigley (WM.) Jr. Co. ................................           112          5,746

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 1.6%
Alberto-Culver Co., Class B ..........................            38   $      1,478
Avon Products, Inc. ..................................           151          6,984
Clorox Co. ...........................................           164          6,068
Colgate-Palmolive Co. ................................         1,182         68,851
Gillette Co. .........................................         2,257         67,258
International Flavors & Fragrances, Inc. .............           100          2,769
Kimberly-Clark Corp. .................................           357         22,134
Newell Rubbermaid, Inc. ..............................           173          3,929
Procter & Gamble Co. .................................         1,673        121,778
Unilever NV ..........................................           354         19,123
                                                                       ------------
                                                                          1,199,691
                                                                       ------------
ENERGY -- 5.5%
ENERGY SERVICES -- 1.3%
Baker Hughes, Inc. ...................................         1,938         56,105
BJ Services Co.+ .....................................         1,900         33,801
Halliburton Co. ......................................           290          6,539
Nabors Industries, Inc.+ .............................         4,569         95,812
Rowan Cos., Inc.+ ....................................            94          1,164
Schlumberger Ltd. ....................................           411         18,783
Tidewater, Inc. ......................................         1,000         26,690
Transocean Sedco Forex, Inc. .........................           156          4,118
TXU Corp. ............................................           196          9,079
USX-Marathon Group, Inc. .............................           200          5,350

ENERGY SOURCES -- 4.2%
Amerada Hess Corp. ...................................            62          3,937
Anadarko Petroleum Corp. .............................           144          6,923
Apache Corp. .........................................           100          4,300
Burlington Resources, Inc. ...........................           169          5,781
Chevron Corp. ........................................         1,414        119,836
Conoco, Inc., Class B+ ...............................           440         11,150
Devon Energy Corp. ...................................            84          2,890
EOG Resources, Inc. ..................................            88          2,546
Exxon Mobil Corp. ....................................         8,726        343,804
Kerr-McGee Corp. .....................................            53          2,751
Noble Drilling Corp.+ ................................           127          3,048
Occidental Petroleum Corp. ...........................           267          6,499
Ocean Energy, Inc. ...................................         3,500         57,050
Phillips Petroleum Co. ...............................           272         14,672
Royal Dutch Petroleum Co.-NY Shares ..................         2,727        137,032
Sunoco, Inc. .........................................            81          2,884
Texaco, Inc. .........................................           336         21,840
Unocal Corp. .........................................           170          5,525
Valero Energy Corp. ..................................         2,000         70,200
                                                                       ------------
                                                                          1,080,109
                                                                       ------------
FINANCE -- 18.5%
BANKS -- 5.1%
AmSouth Bancorp. .....................................           311          5,620
Bank of America Corp. ................................         1,855        108,332
Bank of New York Co., Inc. ...........................         1,617         56,595

----------------
98

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Bank One Corp. .......................................         2,967   $     93,372
BB&T Corp. ...........................................           200          7,290
Charter One Financial, Inc. ..........................           110          3,111
Comerica, Inc. .......................................            86          4,764
Fifth Third Bancorp ..................................         1,604         98,614
FleetBoston Financial Corp. ..........................         2,919        107,273
Golden West Financial Corp. ..........................           100          5,810
Huntington Bancshares, Inc. ..........................           262          4,535
J.P. Morgan Chase & Co. ..............................         3,536        120,754
KeyCorp. .............................................           320          7,725
National City Corp. ..................................         1,851         55,437
Northern Trust Corp. .................................           169          8,869
PNC Financial Services Group, Inc. ...................         1,206         69,044
Regions Financial Corp. ..............................           190          5,483
SouthTrust Corp. .....................................           278          7,081
State Street Corp. ...................................           788         35,854
SunTrust Banks, Inc. .................................           203         13,520
Synovus Financial Corp. ..............................           203          5,603
U.S. Bancorp .........................................         1,349         29,921
Union Planters Corp. .................................            86          3,689
Wachovia Corp. .......................................           137          9,542
Wachovia Corp. .......................................           694         21,514
Washington Mutual, Inc. ..............................           581         22,357
Wells Fargo & Co. ....................................         1,801         80,055
Zions Bancorp ........................................            83          4,454

FINANCIAL SERVICES -- 10.2%
American Express Co. .................................         2,300         66,838
Bear Stearns Cos., Inc. ..............................            87          4,351
Capital One Financial Corp. ..........................         2,148         98,872
Charles Schwab Corp. .................................         1,812         20,838
Citigroup, Inc. ......................................        13,021        527,351
Concord EFS, Inc.+ ...................................         2,373        116,158
Countrywide Credit Industries, Inc. ..................           100          4,393
Dow Jones & Co., Inc. ................................            72          3,271
Fannie Mae ...........................................         2,959        236,898
Freddie Mac ..........................................         4,452        289,380
Goldman Sachs Group, Inc .............................           200         14,270
H&R Block, Inc. ......................................            98          3,779
Household International, Inc. ........................           324         18,267
Lehman Brothers Holdings, Inc. .......................         3,048        173,279
MBNA Corp. ...........................................           567         17,174
Mellon Financial Corp. ...............................         2,106         68,087
Merrill Lynch & Co., Inc. ............................         1,688         68,533
Moody's Corp. ........................................            85          3,145
Morgan Stanley, Dean Witter & Co. ....................         3,050        141,368
Nasdaq Gold Trust+ ...................................         2,200         63,756
Paychex, Inc. ........................................           843         26,563
Providian Financial Corp. ............................         1,062         21,399
Stilwell Financial, Inc. .............................           148          2,886
T. Rowe Price Associates, Inc. .......................            84          2,461
USA Education, Inc. ..................................           100          8,291

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 3.2%
ACE Ltd. .............................................         2,700   $     77,949
AFLAC, Inc. ..........................................           376         10,152
Allstate Corp. .......................................           492         18,376
AMBAC Financial Group, Inc. ..........................            51          2,790
American International Group, Inc.# ..................         1,726        134,628
Aon Corp. ............................................           194          8,148
Chubb Corp. ..........................................           100          7,141
CIGNA Corp. ..........................................            80          6,636
Cincinnati Financial Corp. ...........................           143          5,952
Conseco, Inc. ........................................           200          1,452
Equifax, Inc. ........................................           100          2,190
Fairfax Financial Holdings Ltd.+ .....................           200         25,622
Franklin Resources, Inc. .............................           191          6,622
Hartford Financial Services Group, Inc. ..............         1,467         86,172
Jefferson-Pilot Corp. ................................            70          3,114
John Hancock Financial Services, Inc. ................           180          7,191
Lincoln National Corp. ...............................           130          6,062
Loews Corp. ..........................................           694         32,118
Marsh & McLennan Cos. ................................           693         67,013
MBIA, Inc. ...........................................           150          7,500
MetLife, Inc. ........................................           452         13,424
MGIC Investment Corp. ................................            74          4,835
Progressive Corp. ....................................           449         60,121
SAFECO Corp. .........................................           100          3,033
St. Paul Cos., Inc. ..................................           163          6,719
Torchmark Corp. ......................................           100          3,900
UnumProvident Corp. ..................................           173          4,368
XL Capital Ltd., Class A .............................            84          6,636
                                                                       ------------
                                                                          3,617,690
                                                                       ------------
HEALTHCARE -- 16.6%
DRUGS -- 9.3%
Abbott Laboratories, Inc. ............................         4,145        214,918
Allergan, Inc. .......................................           882         58,477
American Home Products Corp. .........................         3,585        208,826
Amgen, Inc.+ .........................................         2,521        148,159
Biogen, Inc.+ ........................................           105          5,836
Bristol-Myers Squibb Co. .............................         2,792        155,124
Chiron Corp.+ ........................................           127          5,635
Eli Lilly & Co. ......................................         1,145         92,401
Forest Laboratories, Inc.+ ...........................           104          7,503
Genentech, Inc.+ .....................................         1,100         48,400
Immunex Corp.+ .......................................           400          7,472
King Pharmaceuticals, Inc.+ ..........................           148          6,209
Merck & Co., Inc. ....................................         2,469        164,435
Pfizer, Inc.@ ........................................        12,149        487,175
Pharmacia Corp. ......................................         1,991         80,755
Schering-Plough Corp. ................................         3,489        129,442
Watson Pharmaceuticals, Inc.+ ........................           100          5,471

----------------
100

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 2.6%
Aetna, Inc. ..........................................           134   $      3,871
HCA, Inc. ............................................         1,573         69,700
HEALTHSOUTH Corp.+ ...................................           304          4,943
IMS Health, Inc. .....................................         1,177         29,484
Laboratory Corp. of America Holdings+ ................           300         24,255
Manor Care, Inc.+ ....................................            90          2,529
Quintiles Transnational Corp.+ .......................            71          1,037
Stryker Corp. ........................................           127          6,718
Tenet Healthcare Corp.+ ..............................         1,400         83,510
UnitedHealth Group, Inc. .............................         2,803        186,399
Wellpoint Health Networks, Inc., Class A+ ............           934        101,946

MEDICAL PRODUCTS -- 4.7%
AmerisourceBergen, Corp.+ ............................            50          3,548
Bausch & Lomb, Inc. ..................................            33            934
Baxter International, Inc. ...........................         4,563        251,193
Becton Dickinson & Co. ...............................           191          7,067
Biomet, Inc. .........................................           225          6,581
Boston Scientific Corp.+ .............................           314          6,437
C.R. Bard, Inc. ......................................            50          2,571
Cardinal Health, Inc. ................................         1,086         80,310
Guidant Corp.+ .......................................           200          7,700
Johnson & Johnson Co. ................................         7,023        389,074
McKesson, Inc. .......................................           184          6,953
MedImmune, Inc.+ .....................................         2,056         73,255
Medtronic, Inc. ......................................           814         35,409
Sanofi-Synthelabo SA .................................           500         32,534
St. Jude Medical, Inc.+ ..............................            61          4,175
Zimmer Holdings, Inc.+ ...............................           129          3,580
                                                                       ------------
                                                                          3,251,951
                                                                       ------------
INDUSTRIAL & COMMERCIAL -- 11.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Boeing Co. ...........................................           569         19,061
General Dynamics Corp. ...............................           133         11,747
ITT Industries, Inc. .................................            71          3,181
Lockheed Martin Corp. ................................           326         14,263
Northrop Grumman Corp. ...............................            42          4,242
Raytheon Co. .........................................           251          8,722
Rockwell Collins, Inc. ...............................           100          1,420
Rockwell International Corp. .........................           100          1,468
United Technologies Corp. ............................           288         13,392

BUSINESS SERVICES -- 7.2%
Adecco SA ............................................           600         20,428
Allied Waste Industries, Inc.+ .......................           100          1,275
Apollo Group, Inc., Class A+ .........................           900         37,827
Applera Corp. ........................................           152          3,709
Cendant Corp.+ .......................................         9,250        118,400
Convergys Corp.+ .....................................         1,218         33,799
Donnelley (R.R.) & Sons Co. ..........................           100          2,705
Ecolab, Inc. .........................................           100          3,633
Electronic Data Systems Corp. ........................           817         47,043

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
First Data Corp. .....................................         3,180   $    185,267
Fiserv, Inc.+ ........................................           144          4,925
Fluor Corp. ..........................................            40          1,540
General Electric Co.@ ................................        15,656        582,403
Hutchison Whampoa Ltd. ...............................         6,840         50,645
Pall Corp. ...........................................           118          2,295
Robert Half International, Inc.+ .....................            88          1,761
SYSCO Corp. ..........................................         2,209         56,418
TMP Worldwide, Inc.+ .................................           681         19,334
Waste Management, Inc. ...............................         7,129        190,629
Waters Corp.+ ........................................         1,300         46,501

ELECTRICAL EQUIPMENT -- 0.1%
Dover Corp. ..........................................           124          3,734
Emerson Electric Co. .................................           289         13,600
Jabil Circuit, Inc.+ .................................           146          2,613
Johnson Controls, Inc. ...............................            68          4,436
Power-One, Inc.+ .....................................            38            234

MACHINERY -- 0.6%
Caterpillar, Inc. ....................................           236         10,573
Cooper Industries, Inc. ..............................            76          3,152
Cummins Engine Co., Inc. .............................            51          1,683
Danaher Corp. ........................................           400         18,872
Deere & Co. ..........................................         1,853         69,691
Illinois Tool Works, Inc. ............................           199         10,768
Ingersoll-Rand Co. ...................................           100          3,380
Parker-Hannifin Corp. ................................           100          3,430

MULTI-INDUSTRY -- 2.3%
Avery Dennison Corp. .................................            98          4,636
Honeywell International, Inc. ........................         2,171         57,314
Minnesota Mining & Manufacturing Co. .................           258         25,387
Sara Lee Corp. .......................................           579         12,333
Textron, Inc. ........................................           100          3,361
Tyco International Ltd. ..............................         7,693        350,032

TRANSPORTATION -- 0.6%
AMR Corp.+ ...........................................           100          1,914
Burlington Northern Santa Fe Corp. ...................           200          5,350
CSX Corp. ............................................           140          4,410
FedEx Corp.+ .........................................           178          6,542
GATX Corp. ...........................................         2,700         90,828
Norfolk Southern Corp. ...............................           252          4,062
Union Pacific Corp. ..................................           180          8,442
                                                                       ------------
                                                                          2,208,810
                                                                       ------------
INFORMATION & ENTERTAINMENT -- 7.7%
BROADCASTING & MEDIA -- 6.8%
Adelphia Communications Corp., Class A+ ..............         1,600         35,520
AOL Time Warner, Inc.+@ ..............................         9,740        322,394
AT&T Wireless Services, Inc.+ ........................         1,724         25,757
Clear Channel Communications, Inc.+ ..................         2,784        110,664
Comcast Corp., Class A+ ..............................         2,389         85,693

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102

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
EchoStar Communications Corp., Class A+ ..............         3,000   $     69,810
Fox Entertainment Group, Inc., Class A+ ..............         4,000         76,400
Gannett Co. ..........................................           195         11,721
Interpublic Group Cos., Inc. .........................           245          4,998
Knight Ridder, Inc. ..................................            41          2,290
Liberty Media Corp.+ .................................         8,200        104,140
McGraw-Hill Cos., Inc. ...............................           528         30,730
New York Times Co., Class A ..........................           100          3,903
Omnicom Group, Inc. ..................................         1,023         66,393
The Walt Disney Co. ..................................         2,021         37,631
Tribune Co. ..........................................           219          6,877
Univision Communications, Inc., Class A+ .............         1,750         40,162
USA Networks, Inc.+ ..................................         1,100         19,778
Viacom, Inc., Class B+ ...............................         5,852        201,894
VNU NV ...............................................         1,300         36,616
WPP Group PLC ........................................         5,600         40,752

ENTERTAINMENT PRODUCTS -- 0.2%
Eastman Kodak Co. ....................................           180          5,855
Hasbro, Inc. .........................................           136          1,904
International Game Technology+ .......................            38          1,615
Mattel, Inc. .........................................           315          4,933
SONY CORP. ...........................................           900         33,143

LEISURE & TOURISM -- 0.7%
Carnival Corp. .......................................           375          8,258
Darden Restaurants, Inc. .............................           129          3,386
Delta Air Lines, Inc. ................................            60          1,581
Harrah's Entertainment, Inc.+ ........................           100          2,701
Hilton Hotels Corp. ..................................           281          2,206
Marriott International, Inc., Class A ................           171          5,711
McDonald's Corp. .....................................           807         21,902
MGM Mirage, Inc.+ ....................................         1,300         29,224
Southwest Airlines Co. ...............................           539          7,999
Starwood Hotels & Resorts Worldwide, Inc. ............         1,671         36,762
Tricon Global Restaurants, Inc.+ .....................           100          3,922
Wendy's International, Inc. ..........................           100          2,665
                                                                       ------------
                                                                          1,507,890
                                                                       ------------
INFORMATION TECHNOLOGY -- 13.9%
COMMUNICATION EQUIPMENT -- 1.4%
Cisco Systems, Inc.+ .................................        13,785        167,901
Network Appliance, Inc.+ .............................           209          1,421
Palm, Inc.+ ..........................................           265            387
QUALCOMM, Inc.+ ......................................         2,307        109,675
Symbol Technologies, Inc. ............................           108          1,133

COMPUTER SERVICES -- 1.0%
Autodesk, Inc. .......................................            47          1,507
Automatic Data Processing, Inc. ......................         1,620         76,205
Computer Associates International, Inc. ..............           397         10,219
Intuit, Inc.+ ........................................           164          5,871
Sapient Corp.+ .......................................            56            215

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
Sun Microsystems, Inc.+ ..............................         2,188   $     18,095
Unisys Corp.+ ........................................           170          1,472
VeriSign, Inc.+ ......................................         1,800         75,420

COMPUTERS & BUSINESS EQUIPMENT -- 2.1%
Apple Computer, Inc.+ ................................           272          4,219
Compaq Computer Corp. ................................         1,158          9,623
Computer Sciences Corp.+ .............................           128          4,246
Dell Computer Corp.+ .................................         4,585         84,960
EMC Corp.+@ ..........................................         1,478         17,367
Gateway, Inc.+ .......................................           243          1,324
Hewlett-Packard Co. ..................................         1,308         21,059
International Business Machines Corp. ................         2,265        209,060
Lexmark International, Inc.+ .........................           703         31,431
Millipore Corp. ......................................            53          2,806
NCR Corp.+ ...........................................            79          2,342
Pitney Bowes, Inc. ...................................           137          5,233
VERITAS Software Corp.+ ..............................           257          4,739
Xerox Corp. ..........................................           455          3,526

COMPUTER SOFTWARE -- 3.6%
Adobe Systems, Inc. ..................................           957         22,949
BMC Software, Inc.+ ..................................           152          1,930
Citrix Systems, Inc.+ ................................           138          2,733
Compuware Corp.+ .....................................           200          1,666
Electronic Arts, Inc.+ ...............................         1,300         59,371
Mercury Interactive Corp.+ ...........................            55          1,047
Microsoft Corp.+@ ....................................        10,755        550,333
Novell, Inc.+ ........................................           200            732
Oracle Corp.+ ........................................         3,838         48,282
Parametric Technology Corp.+ .........................           197          1,023
PeopleSoft, Inc.+ ....................................           195          3,518
Siebel Systems, Inc.+ ................................         1,211         15,755

ELECTRONICS -- 2.7%
Advanced Micro Devices, Inc.+ ........................           199          1,622
Agilent Technologies, Inc.+ ..........................           321          6,276
Altera Corp.+ ........................................           244          3,997
American Power Conversion Corp.+ .....................            80            934
Analog Devices, Inc.+ ................................         1,058         34,597
Applied Materials, Inc.+ .............................         1,103         31,369
Applied Micro Circuits Corp.+ ........................           229          1,601
Broadcom Corp., Class A+ .............................           157          3,187
C-Mac Industries, Inc.+ ..............................         1,100         21,934
Check Point Software Technologies Ltd.+ ..............           300          6,606
Conexant Systems, Inc.+ ..............................            94            780
Eaton Corp. ..........................................            39          2,309
Flextronics International Ltd.+ ......................         4,000         66,160
General Motors Corp., Class H+ .......................         1,500         19,995
Intel Corp.@ .........................................         8,579        175,355
KLA-Tencor Corp.+ ....................................           119          3,758
Linear Technology Corp. ..............................           203          6,658
LSI Logic Corp.+ .....................................           233          2,738
Maxim Integrated Products, Inc.+ .....................         1,118         39,063

----------------
104

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Micron Technology, Inc.+ .............................           389   $      7,325
Molex, Inc. ..........................................           125          3,514
National Semiconductor Corp.+ ........................           100          2,205
Novellus Systems, Inc.+ ..............................            91          2,599
PerkinElmer, Inc. ....................................            78          2,047
PMC-Sierra, Inc.+ ....................................           102          1,047
QLogic Corp.+ ........................................            44            836
Samsung Electronics Co., Ltd. ........................           100         10,736
Sanmina Corp.+ .......................................           194          2,634
Solectron Corp.+ .....................................           393          4,578
Tektronix, Inc.+ .....................................           108          1,889
Teradyne, Inc.+ ......................................           100          1,950
Texas Instruments, Inc. ..............................         1,765         44,090
Thermo Electron Corp.+ ...............................           100          1,805
Vitesse Semiconductor Corp.+ .........................           128            992
Xilinx, Inc.+ ........................................           217          5,106

INTERNET CONTENT -- 0.0%
Sabre Holdings Corp.+ ................................            72          1,925
Yahoo!, Inc.+ ........................................           362          3,189

INTERNET SOFTWARE -- 0.0%
Openwave Systems, Inc.+ ..............................           500          6,375

TELECOMMUNICATIONS -- 3.1%
ADC Telecommunications, Inc.+ ........................           396          1,382
Amdocs Ltd.+ .........................................           300          7,995
Andrew Corp.+ ........................................            40            727
Avaya, Inc.+ .........................................           227          2,247
China Mobile (Hong Kong) Ltd.+ .......................         4,000         12,693
China Unicom Ltd. ADR+ ...............................         2,000         21,600
CIENA Corp.+ .........................................         1,320         13,583
Citizens Communications Co.+ .........................           138          1,297
Comverse Technology, Inc.+ ...........................           104          2,130
Corning, Inc. ........................................           657          5,795
Global Crossing Ltd.+ ................................           556          1,001
JDS Uniphase Corp.+ ..................................         2,591         16,375
Lucent Technologies, Inc. ............................         2,213         12,681
Motorola, Inc. .......................................         3,527         55,021
Nextel Communications, Inc., Class A+ ................           546          4,717
Nokia Corp. ADR ......................................         2,500         39,125
Nortel Networks Corp. ................................         2,167         12,157
NTT DoCoMo, Inc. .....................................             3         40,517
Scientific-Atlanta, Inc. .............................           121          2,124
Tellabs, Inc.+ .......................................           240          2,371
Verizon Communications, Inc. .........................         4,412        238,733
Vodafone Group PLC ...................................        45,589        100,534
                                                                       ------------
                                                                          2,709,381
                                                                       ------------
MATERIALS -- 2.3%
CHEMICALS -- 0.8%
Air Products & Chemicals, Inc. .......................           167          6,443
Dow Chemical Co. .....................................         2,831         92,744

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
du Pont (E.I.) de Nemours & Co. ......................           684   $     25,664
Eastman Chemical Co. .................................            38          1,379
Engelhard Corp. ......................................           124          2,864
PPG Industries, Inc. .................................           129          5,902
Praxair, Inc. ........................................           100          4,200
Rohm & Haas Co. ......................................           182          5,962
Sherwin-Williams Co. .................................           100          2,222
Sigma-Aldrich Corp. ..................................            90          4,068

FOREST PRODUCTS -- 0.9%
Georgia-Pacific Group ................................         2,256         64,950
International Paper Co.+ .............................           337         11,728
Louisiana-Pacific Corp. ..............................           100            650
Mead Corp. ...........................................           100          2,768
Pactiv Corp.+ ........................................           100          1,449
Sealed Air Corp.+ ....................................            33          1,204
Temple-Inland, Inc. ..................................         1,600         75,984
Westvaco Corp. .......................................           109          2,801
Weyerhaeuser Co. .....................................           154          7,501
Willamette Industries, Inc. ..........................            63          2,835

METALS & MINERALS -- 0.6%
Alcan Aluminium Ltd. .................................           196          5,880
Alcoa, Inc. ..........................................         2,740         84,967
Allegheny Technologies, Inc. .........................            50            667
Barrick Gold Corp. ...................................           290          5,031
Homestake Mining Co. .................................           216          2,009
Inco Ltd.+ ...........................................           100          1,241
Newmont Mining Corp. .................................           163          3,847
Nucor Corp. ..........................................           100          3,970
Phelps Dodge Corp. ...................................            44          1,210
Placer Dome, Inc. ....................................           200          2,558
USX-US Steel Group, Inc. .............................           100          1,398
Vulcan Materials Co. .................................            50          2,160
                                                                       ------------
                                                                            438,256
                                                                       ------------
UTILITIES -- 4.9%
ELECTRIC UTILITIES -- 1.2%
AES Corp.+ ...........................................           355          4,551
Allegheny Energy, Inc. ...............................            54          1,982
Ameren Corp. .........................................           100          3,840
American Electric Power Co., Inc. ....................           206          8,905
Calpine Corp.+ .......................................           221          5,041
Cinergy Corp. ........................................           100          3,087
CMS Energy Corp. .....................................           110          2,200
Consolidated Edison, Inc. ............................           100          4,072
Constellation Energy Group, Inc. .....................           100          2,420
Dominion Resources, Inc. .............................           168          9,971
DTE Energy Co. .......................................           100          4,305
Duke Energy Corp. ....................................           540         20,439
Edison International .................................           248          3,264
Entergy Corp. ........................................           100          3,556
Exelon Corp. .........................................           170          7,582

----------------
106

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corp. ....................................           182   $      6,543
FPL Group, Inc. ......................................           100          5,355
GPU, Inc. ............................................           100          4,036
Mirant Corp.+ ........................................           230          5,037
Niagara Mohawk Holdings, Inc.+ .......................           162          2,749
NiSource, Inc. .......................................           160          3,730
Pacific Gas & Electric Corp. .........................           304          4,621
PPL Corp. ............................................           100          3,260
Progress Energy, Inc. ................................           157          6,749
Progress Energy, Inc.+(CVO)(1) .......................            46              0
Public Service Enterprise Group, Inc. ................           144          6,127
Reliant Energy, Inc. .................................           217          5,711
Sempra Energy ........................................           169          4,183
Sierra Pacific Resources Co. .........................         5,000         75,500
Southern Co. .........................................           464         11,127
Xcel Energy, Inc. ....................................           259          7,291

GAS & PIPELINE UTILITIES -- 0.5%
Dynegy, Inc., Class A ................................           242          8,385
El Paso Corp. ........................................         1,257         52,228
Enron Corp. ..........................................           526         14,323
KeySpan Corp. ........................................           106          3,523
Kinder Morgan, Inc. ..................................            84          4,134
Williams Cos., Inc. ..................................           333          9,091

TELEPHONE -- 3.2%
ALLTEL Corp. .........................................           197         11,416
AT&T Corp. ...........................................         6,717        129,638
BellSouth Corp. ......................................         1,304         54,181
CenturyTel, Inc. .....................................            67          2,245
Qwest Communications International, Inc. .............         1,120         18,704
SBC Communications, Inc.  ............................         3,107        146,402
Sprint Corp.-FON Group ...............................           625         15,006
Sprint Corp.-PCS Group+ ..............................         6,016        158,161
WorldCom, Inc.+ ......................................         5,884         88,495
                                                                       ------------
                                                                            953,166
                                                                       ------------
TOTAL COMMON STOCK (cost $21,848,302).................                   18,570,540
                                                                       ------------

PREFERRED STOCK -- 0.1%
------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia de Bebidas das Americas (AmBev) (cost
 $21,700) ............................................       107,000         17,133
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $21,870,002)........                   18,587,673
                                                                       ------------

                                                                ----------------

                                                           SHARES/
SHORT-TERM SECURITIES -- 0.9%                             PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%
T. Rowe Price Reserve Investment Fund.................       134,576   $    134,576
                                                                       ------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 3.43% due 2001@..........  $     40,000         39,935
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $174,511)...........                      174,511
                                                                       ------------

REPURCHASE AGREEMENTS -- 3.7%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.7%
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $184,031 and
 collateralized by $140,000 of U.S. Treasury Bonds,
 bearing interest at 8.13%, due 5/15/21 and having an
 approximate value of $189,266........................       184,000        184,000

State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ..........................       547,000        547,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $731,000)...........                      731,000
                                                                       ------------

TOTAL INVESTMENTS -- (cost $22,775,513)                      99.6%   19,493,184
Other assets less liabilities --                              0.4        79,297
                                                       ----------  ------------
NET ASSETS --                                               100.0% $ 19,572,481
                                                       ==========  ============

-------------
+ Non-income producing security
# Security represents an investment in an affiliated company; See Note 8
(1) Fair valued security; See Note 2
ADR -- American Depositary Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                       EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                      DATE        TRADE DATE   SEPTEMBER 30, 2001   APPRECIATION
-------------------------------------------------------------------------------------------------------------------
       4 Long           Standard & Poors 500 Index  September 2001    $206,666         $208,740           $2,074
                                                                                                          ======

See Notes to Financial Statements

----------------
108

----------------

SEASONS SERIES TRUST
LARGE CAP
VALUE PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 95.7%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.3%
APPAREL & TEXTILES -- 0.8%
Liz Claiborne, Inc. ..................................           156   $      5,881
Nike, Inc., Class B ..................................         7,555        353,650
Reebok International Ltd.+ ...........................           226          4,678
V.F. Corp. ...........................................           294          8,605

AUTOMOTIVE -- 1.2%
AutoZone, Inc.+ ......................................           351         18,203
B.F. Goodrich Co. ....................................           312          6,078
Dana Corp. ...........................................         1,345         20,982
Delphi Automotive Systems Corp. ......................         1,781         20,927
Ford Motor Co. .......................................         9,119        158,215
General Motors Corp. .................................         1,553         66,624
Genuine Parts Co. ....................................         5,228        166,564
Goodyear Tire & Rubber Co. ...........................           370          6,819
Navistar International Corp.+ ........................           134          3,785
PACCAR, Inc. .........................................           257         12,611
Ryder System, Inc. ...................................           241          4,817
TRW, Inc. ............................................         1,614         48,129
Visteon Corp. ........................................           229          2,920

HOUSING -- 0.7%
Black & Decker Corp. .................................         2,028         63,274
Centex Corp. .........................................           184          6,206
Grainger (W. W.), Inc. ...............................           246          9,557
KB HOME ..............................................           175          4,972
Leggett & Platt, Inc. ................................           459          8,951
Masco Corp. ..........................................         1,369         27,982
Pulte Corp. ..........................................           163          4,996
Stanley Works ........................................         5,220        190,791
Whirlpool Corp. ......................................           215         11,900

RETAIL -- 2.6%
Albertson's, Inc. ....................................         1,231         39,244
Big Lots, Inc. .......................................           168          1,393
Circuit City Stores, Inc. ............................           489          5,868
Costco Wholesale Corp.+ ..............................         1,351         48,042
Dillard's, Inc., Class A .............................           163          2,147
Dollar General Corp. .................................        14,000        163,800
Family Dollar Stores, Inc. ...........................         7,100        195,392
Federated Department Stores, Inc.+ ...................           516         14,551
Penny (JC) Co., Inc. .................................         3,159         69,182
Kmart Corp.+ .........................................         1,517         10,604
Limited, Inc. ........................................         1,383         13,138
May Department Stores Co. ............................        11,667        338,576
Nordstrom, Inc. ......................................           290          4,191

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Office Depot, Inc.+ ..................................           905   $     12,308
Safeway, Inc.+ .......................................         1,426         56,641
Sears, Roebuck & Co. .................................           969         33,566
Staples, Inc.+ .......................................         1,428         19,021
Toys "R" Us, Inc.+ ...................................         8,627        148,643
                                                                       ------------
                                                                          2,414,424
                                                                       ------------

CONSUMER STAPLES -- 7.2%
FOOD, BEVERAGE & TOBACCO -- 4.2%
Adolph Coors Co., Class B ............................           132          5,940
Archer-Daniels-Midland Co. ...........................         1,897         23,883
Brown-Forman Corp., Class B ..........................         2,568        162,246
Campbell Soup Co. ....................................         4,600        128,800
Coca-Cola Enterprises, Inc. ..........................         1,164         17,856
ConAgra Foods, Inc. ..................................         1,600         35,920
Fortune Brands, Inc. .................................         4,911        164,519
General Mills, Inc. ..................................         3,300        150,150
Heinz (H.J.) Co. .....................................         2,800        118,020
Hershey Foods Corp. ..................................         2,800        183,036
Kellogg Co. ..........................................         6,700        201,000
McCormick & Co., Inc. ................................         1,900         87,020
Pepsi Bottling Group, Inc. ...........................           448         20,639
PepsiCo, Inc. ........................................           400         19,400
Philip Morris Cos., Inc. .............................         5,600        270,424
SUPERVALU, Inc. ......................................           423          8,557
Universal Corp. ......................................         4,000        133,480
UST, Inc. ............................................         6,000        199,200

HOUSEHOLD PRODUCTS -- 3.0%
Alberto-Culver Co., Class B ..........................           100          3,889
American Greetings Corp., Class A ....................           295          3,906
Clorox Co. ...........................................         3,300        122,100
Gillette Co. .........................................         5,800        172,840
International Flavors & Fragrances, Inc. .............         5,100        141,219
Kimberly-Clark Corp. .................................        11,200        694,400
Newell Rubbermaid, Inc. ..............................         2,559         58,115
Procter & Gamble Co. .................................         2,400        174,696
                                                                       ------------
                                                                          3,301,255
                                                                       ------------

ENERGY -- 10.9%
ENERGY SERVICES -- 1.3%
Baker Hughes, Inc. ...................................         2,690         77,875
Nabors Industries, Inc.+ .............................           512         10,737
Rowan Cos., Inc.+ ....................................         9,657        119,554
Santa Fe International Corp. .........................         6,200        131,750
Schlumberger Ltd. ....................................         1,607         73,440
Transocean Sedco Forex, Inc. .........................           849         22,413
TXU Corp. ............................................           740         34,277
USX-Marathon Group, Inc. .............................         4,382        117,218

----------------
110

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 9.6%
Amerada Hess Corp. ...................................         2,251   $    142,938
Anadarko Petroleum Corp. .............................           688         33,079
Apache Corp. .........................................           308         13,244
BP Amoco PLC ADR .....................................         6,304        309,968
Burlington Resources, Inc. ...........................           561         19,192
Chevron Corp. ........................................         4,424        374,934
Conoco, Inc., Class B+ ...............................         1,918         48,602
Devon Energy Corp. ...................................           424         14,586
EOG Resources, Inc. ..................................           362         10,473
Exxon Mobil Corp.@ ...................................        49,851      1,964,129
Kerr-McGee Corp. .....................................           243         12,614
Noble Drilling Corp.+ ................................           464         11,136
Occidental Petroleum Corp. ...........................         1,072         26,092
Petroleo Brasileiro SA ADR+ ..........................         5,900        113,280
Phillips Petroleum Co. ...............................         1,150         62,053
Royal Dutch Petroleum Co.-NY Shares ..................         9,785        491,696
Shell Transport & Trading Co. ADR ....................         4,000        177,600
Sunoco, Inc. .........................................           186          6,622
Texaco, Inc. .........................................         5,839        379,535
Unocal Corp. .........................................         6,162        200,265
                                                                       ------------
                                                                          4,999,302
                                                                       ------------

FINANCE -- 24.6%
BANKS -- 10.1%
AmSouth Bancorp. .....................................           984         17,781
Bank of America Corp. ................................        10,098        589,723
Bank One Corp. .......................................         9,707        305,479
BB&T Corp. ...........................................         1,357         49,463
Charter One Financial, Inc. ..........................           669         18,890
Comerica, Inc. .......................................           565         31,301
FleetBoston Financial Corp. ..........................         9,976        366,618
Golden West Financial Corp. ..........................           489         28,411
Huntington Bancshares, Inc. ..........................           858         14,852
J.P. Morgan Chase & Co. ..............................        23,180        791,597
KeyCorp. .............................................         1,108         26,747
Mercantile Bankshares Corp. ..........................         2,800        111,160
National City Corp. ..................................        17,218        515,679
PNC Financial Services Group, Inc. ...................         3,192        182,742
Regions Financial Corp. ..............................           658         18,990
SouthTrust Corp. .....................................         1,086         27,660
SunTrust Banks, Inc. .................................           891         59,340
U.S. Bancorp .........................................         5,632        124,918
Union Planters Corp. .................................           324         13,900
Wachovia Corp. .......................................           632         44,019
Wachovia Corp. .......................................         2,818         87,358
Washington Mutual, Inc. ..............................        16,034        616,988
Wells Fargo & Co. ....................................        13,013        578,428
Zions Bancorp ........................................           301         16,152

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 6.4%
American Express Co. .................................         5,200   $    151,112
Bear Stearns Cos., Inc. ..............................           339         16,953
Citigroup, Inc.@ .....................................        34,035      1,378,418
Countrywide Credit Industries, Inc. ..................           309         13,574
Dow Jones & Co., Inc. ................................         2,200         99,946
Dun & Bradstreet Corp.+ ..............................         2,050         57,400
Fannie Mae ...........................................         2,500        200,150
Freddie Mac ..........................................         1,979        128,635
Goldman Sachs Group, Inc. ............................         1,900        135,565
Household International, Inc. ........................         1,357         76,508
Lehman Brothers Holdings, Inc. .......................           685         38,942
MBNA Corp. ...........................................         2,540         76,937
Mellon Financial Corp. ...............................         6,400        206,912
Merrill Lynch & Co., Inc. ............................         2,387         96,912
Moody's Corp. ........................................         2,300         85,100
Morgan Stanley, Dean Witter & Co. ....................         3,215        149,015
T. Rowe Price Associates, Inc. .......................           423         12,394

INSURANCE -- 8.1%
ACE Ltd. .............................................        10,400        300,248
AFLAC, Inc. ..........................................         1,596         43,092
Allstate Corp. .......................................         2,080         77,688
AMBAC Financial Group, Inc. ..........................           260         14,224
American International Group, Inc.# ..................         9,247        721,266
Aon Corp. ............................................         3,609        151,578
Chubb Corp. ..........................................         5,241        374,260
CIGNA Corp. ..........................................         2,608        216,333
Cincinnati Financial Corp. ...........................           408         16,981
Conseco, Inc. ........................................         1,068          7,754
Franklin Resources, Inc. .............................           825         28,603
Hartford Financial Services Group, Inc. ..............        11,297        663,586
Jefferson-Pilot Corp. ................................           362         16,102
John Hancock Financial Services ......................           879         35,116
Lincoln National Corp. ...............................         3,174        148,004
Loews Corp. ..........................................           673         31,146
Marsh & McLennan Cos. ................................         2,500        241,750
MBIA, Inc. ...........................................           473         23,650
MetLife, Inc. ........................................         2,253         66,914
MGIC Investment Corp. ................................           315         20,582
Progressive Corp. ....................................           200         26,780
SAFECO Corp. .........................................         4,717        143,067
St. Paul Cos., Inc. ..................................         2,245         92,539
Torchmark Corp. ......................................           328         12,792
UnumProvident Corp. ..................................         7,508        189,577
XL Capital Ltd., Class A .............................           365         28,835
                                                                       ------------
                                                                         11,255,136
                                                                       ------------

HEALTHCARE -- 4.9%
DRUGS -- 3.4%
Abbott Laboratories, Inc. ............................         4,900        254,065
American Home Products Corp. .........................         4,300        250,475

----------------
112

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Bristol-Myers Squibb Co. .............................         2,900   $    161,124
Merck & Co., Inc. ....................................         2,600        173,160
Pharmacia Corp. ......................................         9,861        399,962
Schering-Plough Corp. ................................         8,200        304,220
Watson Pharmaceuticals, Inc.+ ........................           280         15,319

HEALTH SERVICES -- 0.8%
Aetna, Inc. ..........................................           435         12,567
HEALTHSOUTH Corp.+ ...................................         1,134         18,439
Humana, Inc.+ ........................................           342          4,125
Manor Care, Inc.+ ....................................           335          9,413
Quintiles Transnational Corp.+ .......................           407          5,942
Tenet Healthcare Corp.+ ..............................         4,874        290,734
Wellpoint Health Networks, Inc., Class A+ ............           167         18,228

MEDICAL PRODUCTS -- 0.7%
Bausch & Lomb, Inc. ..................................           134          3,792
Beckman Coulter, Inc. ................................         3,300        146,025
Becton Dickinson & Co. ...............................         3,408        126,096
Boston Scientific Corp.+ .............................         1,183         24,251
C.R. Bard, Inc. ......................................           165          8,483
McKesson HBOC, Inc. ..................................           858         32,424
                                                                       ------------
                                                                          2,258,844
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 8.1%
AEROSPACE & MILITARY TECHNOLOGY -- 1.6%
Boeing Co. ...........................................         2,471         82,779
General Dynamics Corp. ...............................           588         51,932
ITT Industries, Inc. .................................           204          9,139
Lockheed Martin Corp. ................................         7,071        309,356
Northrop Grumman Corp. ...............................           261         26,361
Raytheon Co. .........................................         2,484         86,319
Rockwell Collins, Inc. ...............................         4,542         64,496
Rockwell International Corp. .........................         8,042        118,057

BUSINESS SERVICES -- 1.5%
Cendant Corp.+ .......................................         2,367         30,298
Donnelley (R.R.) & Sons Co. ..........................         4,088        110,580
General Electric Co. .................................         3,600        133,920
National Service Industries, Inc. ....................            63          1,301
Pall Corp. ...........................................         6,970        135,566
Waste Management, Inc. ...............................         9,550        255,367

ELECTRICAL EQUIPMENT -- 0.9%
Dover Corp. ..........................................           648         19,511
Emerson Electric Co. .................................         4,687        220,570
Hubbell Inc., Class B ................................         4,100        119,556
Jabil Circuit, Inc.+ .................................           491          8,789
Johnson Controls, Inc. ...............................           282         18,398
Power-One, Inc.+ .....................................           218          1,341
Thomas & Betts Corp. .................................            82          1,433

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 1.5%
Caterpillar, Inc. ....................................         5,356   $    239,949
Cooper Industries, Inc. ..............................         2,699        111,928
Cummins Engine Co., Inc. .............................           131          4,323
Danaher Corp. ........................................           445         20,995
Deere & Co. ..........................................           702         26,402
Illinois Tool Works, Inc. ............................         4,226        228,669
Ingersoll-Rand Co. ...................................           493         16,663
Parker-Hannifin Corp. ................................           363         12,451
Snap-on, Inc. ........................................            78          1,742

MULTI-INDUSTRY -- 1.4%
Crane Co. ............................................            82          1,798
Honeywell International, Inc. ........................        11,591        306,002
Minnesota Mining & Manufacturing Co. .................         3,300        324,720
Textron, Inc. ........................................           456         15,327

TRANSPORTATION -- 1.2%
AMR Corp.+ ...........................................           406          7,771
Burlington Northern Santa Fe Corp. ...................         1,181         31,592
Canadian National Railway Co. ........................         1,500         57,075
CSX Corp. ............................................           663         20,885
FedEx Corp.+ .........................................           882         32,413
Norfolk Southern Corp. ...............................         7,467        120,368
Union Pacific Corp. ..................................         5,765        270,378
                                                                       ------------
                                                                          3,656,520
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 8.5%
BROADCASTING & MEDIA -- 6.2%
Adelphia Communications Corp., Class A+ ..............        17,500        388,500
AOL Time Warner, Inc.+ ...............................        12,817        424,243
AT&T Wireless Services, Inc.+ ........................        19,285        288,118
Clear Channel Communications, Inc.+ ..................         1,666         66,223
Comcast Corp., Class A+ ..............................        12,768        457,988
Gannett Co. ..........................................         1,402         84,274
Knight Ridder, Inc. ..................................         3,365        187,935
Liberty Media Corp.+ .................................        31,200        396,240
Meredith Corp. .......................................            85          2,731
Reader's Digest Association, Inc., Class A ...........           600         11,034
The Walt Disney Co. ..................................        16,688        310,731
Tribune Co. ..........................................           799         25,089
Viacom, Inc., Class B+ ...............................         5,140        177,330

ENTERTAINMENT PRODUCTS -- 0.6%
Brunswick Corp. ......................................           261          4,299
Eastman Kodak Co. ....................................         4,640        150,939
Hasbro, Inc. .........................................         8,072        113,008

LEISURE & TOURISM -- 1.7%
Carnival Corp. .......................................         1,776         39,107
Darden Restaurants, Inc. .............................           362          9,502
Delta Air Lines, Inc. ................................           403         10,619
Harrah's Entertainment, Inc.+ ........................           359          9,697

----------------
114

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Hilton Hotels Corp. ..................................         9,562   $     75,062
Marriott International, Inc., Class A ................           776         25,918
McDonald's Corp. .....................................         9,483        257,369
Southwest Airlines Co. ...............................        14,383        213,444
Starwood Hotels & Resorts Worldwide, Inc. ............         6,948        152,856
Wendy's International, Inc. ..........................           340          9,061
                                                                       ------------
                                                                          3,891,317
                                                                       ------------

INFORMATION TECHNOLOGY -- 8.8%
COMMUNICATION EQUIPMENT -- 0.0%
Palm, Inc.+ ..........................................         1,803          2,632
Symbol Technologies, Inc. ............................           651          6,829

COMPUTER SERVICES -- 0.2%
Autodesk, Inc. .......................................           192          6,156
Computer Associates International, Inc. ..............         1,638         42,162
Intuit, Inc.+ ........................................           636         22,769
Sapient Corp.+ .......................................           450          1,732
Unisys Corp.+ ........................................         3,562         30,847

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Apple Computer, Inc.+ ................................           998         15,479
Compaq Computer Corp. ................................        11,234         93,355
Computer Sciences Corp.+ .............................           485         16,087
Dell Computer Corp.+ .................................        17,600        326,128
Gateway, Inc.+ .......................................           856          4,665
Hewlett-Packard Co. ..................................        51,812        834,173
NCR Corp.+ ...........................................           237          7,027
Xerox Corp. ..........................................         6,817         52,832

COMPUTER SOFTWARE -- 0.2%
BMC Software, Inc.+ ..................................           636          8,077
Compuware Corp.+ .....................................         1,115          9,288
Microsoft Corp.+ .....................................         1,600         81,872
Novell, Inc.+ ........................................         1,212          4,436

ELECTRONICS -- 2.0%
Advanced Micro Devices, Inc.+ ........................         1,092          8,900
Agere Systems, Inc.+ .................................        22,000         90,860
Agilent Technologies, Inc.+ ..........................         1,275         24,926
American Power Conversion Corp.+ .....................           505          5,899
Applied Micro Circuits Corp.+ ........................           895          6,256
Broadcom Corp., Class A+ .............................           747         15,164
Conexant Systems, Inc.+ ..............................           804          6,673
Eaton Corp. ..........................................         1,596         94,499
Intel Corp. ..........................................         2,700         55,188
LSI Logic Corp.+ .....................................           947         11,127
Micron Technology, Inc.+ .............................         9,682        182,312
Molex, Inc. ..........................................           528         14,842
National Semiconductor Corp.+ ........................           499         11,003
Novellus Systems, Inc.+ ..............................           445         12,709
PerkinElmer, Inc. ....................................           294          7,715

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Sanmina Corp.+ .......................................           993   $     13,485
Solectron Corp.+ .....................................         1,975         23,009
Tektronix, Inc.+ .....................................           219          3,830
Teradyne, Inc.+ ......................................         5,353        104,384
Texas Instruments, Inc. ..............................         8,883        221,897
Thermo Electron Corp.+ ...............................           559         10,090
Vitesse Semiconductor Corp.+ .........................           617          4,782

INTERNET CONTENT -- 0.2%
KPMG Consulting, Inc.+ ...............................         7,800         84,318

TELECOMMUNICATIONS -- 3.2%
ADC Telecommunications, Inc.*+ .......................         2,531          8,833
Andrew Corp.+@ .......................................           280          5,090
CIENA Corp.+ .........................................         1,012         10,414
Citizens Communications Co.+ .........................           762          7,163
Corning, Inc. ........................................         7,533         66,441
Global Crossing Ltd.+ ................................         2,538          4,568
JDS Uniphase Corp.+ ..................................         3,937         24,882
Lucent Technologies, Inc. ............................        13,646         78,192
McLeodUSA, Inc., Class A+ ............................        34,400         26,488
Motorola, Inc. .......................................        29,797        464,833
Nortel Networks Corp. ................................         9,416         52,824
Verizon Communications, Inc. .........................        13,045        705,865
                                                                       ------------
                                                                          4,036,007
                                                                       ------------

MATERIALS -- 5.6%
CHEMICALS -- 3.0%
Air Products & Chemicals, Inc. .......................           681         26,273
Ashland, Inc. ........................................         6,328        243,944
Dow Chemical Co. .....................................         5,929        194,234
du Pont (E.I.) de Nemours & Co. ......................        15,788        592,366
Eastman Chemical Co. .................................           276         10,019
Engelhard Corp. ......................................         1,222         28,228
FMC Corp.+ ...........................................           124          6,075
Great Lakes Chemical Corp. ...........................         4,258         94,102
Hercules, Inc. .......................................         6,711         55,366
PPG Industries, Inc. .................................           541         24,751
Praxair, Inc. ........................................           517         21,714
Rohm & Haas Co. ......................................           671         21,982
Sherwin-Williams Co. .................................           441          9,799
Sigma-Aldrich Corp. ..................................           258         11,661

FOREST PRODUCTS -- 0.9%
Bemis Co. ............................................            82          3,268
Boise Cascade Corp. ..................................           140          4,130
Georgia-Pacific Group ................................           620         17,850
International Paper Co.+ .............................         7,397        257,416
Louisiana-Pacific Corp. ..............................           266          1,729
Mead Corp. ...........................................         2,014         55,747
Pactiv Corp.+ ........................................           308          4,463
Sealed Air Corp.+ ....................................           194          7,079

----------------
116

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Temple-Inland, Inc. ..................................            98   $      4,654
Westvaco Corp. .......................................           272          6,990
Weyerhaeuser Co. .....................................           673         32,782
Willamette Industries, Inc. ..........................           374         16,826

METALS & MINERALS -- 1.7%
Alcan Aluminium Ltd. .................................           991         29,730
Alcoa, Inc. ..........................................        19,364        600,478
Allegheny Technologies, Inc. .........................           100          1,333
Armstrong Holdings, Inc. .............................         2,700          7,371
Ball Corp.@ ..........................................            98          5,870
Barrick Gold Corp. ...................................         1,147         19,901
Freeport-McMoRan Copper & Gold, Inc., Class B+ .......           482          5,297
Homestake Mining Co. .................................         1,072          9,970
Inco Ltd.+ ...........................................           363          4,505
Newmont Mining Corp. .................................           464         10,950
Nucor Corp. ..........................................           233          9,250
Phelps Dodge Corp. ...................................         1,852         50,930
Placer Dome, Inc. ....................................           898         11,485
USX-US Steel Group, Inc. .............................           270          3,775
Vulcan Materials Co. .................................           241         10,411
                                                                       ------------
                                                                          2,534,704
                                                                       ------------

REAL ESTATE -- 0.6%
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Archstone Communities Trust ..........................         2,000         52,200
Rouse Co. ............................................         4,100         99,097
Simon Property Group, Inc. ...........................         4,700        126,477
                                                                       ------------
                                                                            277,774
                                                                       ------------

UTILITIES -- 11.2%
ELECTRIC UTILITIES -- 4.1%
AES Corp.+ ...........................................         1,603         20,550
Allegheny Energy, Inc. ...............................           407         14,937
Ameren Corp. .........................................           304         11,674
American Electric Power Co., Inc. ....................           969         41,890
Cinergy Corp .........................................           346         10,681
CMS Energy Corp. .....................................           464          9,280
Consolidated Edison, Inc. ............................           688         28,015
Constellation Energy Group, Inc. .....................         3,710         89,782
Dominion Resources, Inc. .............................           769         45,640
DTE Energy Co. .......................................           394         16,962
Duke Energy Corp. ....................................         4,070        154,049
Edison International .................................         1,004         13,213
Entergy Corp. ........................................           602         21,407
Exelon Corp. .........................................         5,397        240,706
FirstEnergy Corp. ....................................         4,436        159,474
FPL Group, Inc. ......................................         3,525        188,764
GPU, Inc. ............................................           352         14,207
Mirant Corp.+ ........................................           912         19,973

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Niagara Mohawk Holdings, Inc.+ .......................         4,023   $     68,270
NiSource, Inc. .......................................           670         15,618
NiSource, Inc.+ ......................................            59            125
Pacific Gas & Electric Corp. .........................         1,166         17,723
Pinnacle West Capital Corp. ..........................         1,945         77,217
PPL Corp. ............................................           350         11,410
Progress Energy, Inc. ................................         4,159        178,795
Progress Energy, Inc.+(CVO)(1) .......................           100              0
Public Service Enterprise Group, Inc. ................           585         24,892
Reliant Energy, Inc. .................................           905         23,820
SCANA Corp. ..........................................         4,600        116,748
Sempra Energy ........................................           476         11,781
Southern Co. .........................................         9,108        218,410
Xcel Energy, Inc. ....................................         1,057         29,755

GAS & PIPELINE UTILITIES -- 0.7%
Dynegy, Inc., Class A ................................           897         31,081
El Paso Corp. ........................................         1,428         59,334
Enron Corp. ..........................................         2,118         57,673
KeySpan Corp. ........................................           464         15,423
Kinder Morgan, Inc. ..................................           371         18,257
National Fuel Gas Co. ................................         4,200         96,726
NICOR, Inc. ..........................................           111          4,301
Peoples Energy Corp. .................................            25            994
Williams Cos., Inc. ..................................         1,574         42,970

TELEPHONE -- 6.4%
ALLTEL Corp. .........................................         4,417        255,965
AT&T Corp. ...........................................        16,037        309,514
BellSouth Corp. ......................................        14,990        622,834
CenturyTel, Inc. .....................................           457         15,310
Qwest Communications International, Inc. .............        12,464        208,149
SBC Communications, Inc.  ............................         5,600        263,872
Sprint Corp.-FON Group ...............................        19,898        477,751
WorldCom, Inc.+ ......................................        53,025        797,496
                                                                       ------------
                                                                          5,173,418
                                                                       ------------
TOTAL COMMON STOCK (cost $48,994,453).................                   43,798,701
                                                                       ------------

PREFERRED STOCK -- 0.0%
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Lucent Technologies, Inc. 8.00%* (cost $12,000) ......            12         12,330
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $49,006,453)........                   43,811,031
                                                                       ------------

----------------
118

                                                           SHARES/
SHORT-TERM SECURITIES -- 2.0%                             PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%
T. Rowe Price Reserve Investment Fund.................       806,638   $    806,638
                                                                       ------------

U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 1.95% due 10/18/01.......  $     25,000         24,977
United States Treasury Bills 3.43% due 10/18/01.......        60,000         59,903
                                                                       ------------
                                                                             84,880
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $891,518)...........                      891,518
                                                                       ------------

REPURCHASE AGREEMENTS -- 3.4%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.4%
Agreement with State Street Bank & Trust Co., Inc.
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $1,040,173 and
 collateralized by $785,000 of U.S. Treasury Bonds,
 bearing interest at 8.13%, due 5/15/21 and having an
 approximate value of $1,061,243@ ....................     1,040,000      1,040,000

UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3).............................................       525,000        525,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS -- (cost $1,565,000)......                    1,565,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $51,462,971)                                            101.1%   46,267,549
Liabilities in excess of other assets --                         (1.1)     (492,335)
                                                              -------  ------------
NET ASSETS --                                                   100.0% $ 45,775,214
                                                              =======  ============

-------------
+ Non-income producing security
(1) Fair valued security; See Note 2
ADR -- American Depositary Receipt
# Security represents an investment in an affiliated company; See Note 8
* Resale restricted to qualified institutional buyers
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                            VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                     EXPIRATION DATE   TRADE DATE   SEPTEMBER 30, 2001   APPRECIATION
------------------------------------------------------------------------------------------------------------------------
       12 Long          Standard & Poors 500 Index      December 2001      $621,349         $626,220           $4,871
                                                                                                               ======

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 95.2%
                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.8%
APPAREL & TEXTILES -- 0.9%
Cintas Corp. .....................................       3,932  $   158,460
Columbia Sportswear Co.+ .........................         114        2,531
Gucci Group NV ...................................         900       73,602
Intimate Brands, Inc., Class A ...................         900        8,100
Jones Apparel Group, Inc.+ .......................       1,046       26,663
Nike, Inc., Class B ..............................          79        3,698
Oakley, Inc.+ ....................................         288        3,614
Quiksilver, Inc.+ ................................       1,450       17,907
Timberland Co., Class A+ .........................         232        6,287

AUTOMOTIVE -- 0.4%
Autozone, Inc.+ ..................................         440       22,818
Donaldson Co., Inc. ..............................       1,700       48,994
Harley-Davidson, Inc. ............................       1,900       76,950
SPX Corp.+ .......................................         110        9,119

HOUSING -- 0.4%
Black & Decker Corp. .............................         225        7,020
Lennar Corp. .....................................       1,400       50,456
Maytag Corp. .....................................         670       16,509
Williams-Sonoma, Inc.+ ...........................       2,322       55,287

RETAIL -- 9.1%
Abercrombie & Fitch Co., Class A+ ................       1,125       19,789
Amazon.com, Inc.+ ................................       2,281       13,618
American Eagle Outfitters, Inc.+ .................         575       11,442
Barnes & Noble, Inc.+ ............................      12,692      458,181
Bed Bath & Beyond, Inc.+@ ........................      12,152      309,390
Best Buy Co., Inc.+@ .............................       2,054       93,354
Big Lots, Inc. ...................................         166        1,376
BJ's Wholesale Club, Inc.+ .......................       2,238      106,551
Blockbuster, Inc. ................................         132        2,891
Coach, Inc.+ .....................................         506       13,414
CVS Corp. ........................................       1,000       33,200
Dollar General Corp. .............................       7,400       86,580
Dollar Tree Stores, Inc.+ ........................       6,452      120,975
Family Dollars Stores, Inc. ......................       5,048      138,921
Industria de Diseno Textil, SA (Inditex) .........      19,121      321,920
Kohl's Corp.+ ....................................         800       38,400
Krispy Kreme Doughnuts, Inc.+ ....................         479       14,178
Radioshack Corp. .................................       2,348       56,939
Rite Aid Corp.+ ..................................       2,701       20,852
Ross Stores, Inc. ................................       3,300       96,525
Staples, Inc.+ ...................................      46,595      620,645
Starbucks Corp.+ .................................       8,609      128,618
Talbots, Inc. ....................................         290        6,511
The Men's Wearhouse, Inc.+ .......................       1,600       28,928

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Tiffany & Co. ....................................       4,930  $   106,734
TJX Cos., Inc. ...................................       6,648      218,719
Venator Group, Inc.+ .............................         139        2,120
Whole Foods Market, Inc.+ ........................         563       17,684
Winn-Dixie Stores, Inc. ..........................          90        1,031
                                                                -----------
                                                                  3,677,501
                                                                -----------

CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Coca-Cola Enterprises, Inc. ......................         653       10,017
Constellation Brands, Inc., Class A+ .............          20          833
Hershey Foods Corp. ..............................         199       13,009
Kellogg Co. ......................................       1,229       36,870
McCormick & Co., Inc. ............................         303       13,877
Pepsi Bottling Group, Inc. .......................         949       43,720
Ralston Purina Co. ...............................       1,569       51,463
Tootsie Roll Industries, Inc. ....................       2,044       78,204
UST, Inc. ........................................         864       28,685
Wrigley (WM.) Jr. Co. ............................         785       40,271

HOUSEHOLD PRODUCTS -- 0.1%
Estee Lauder Cos., Inc., Class A .................       1,123       37,227
                                                                -----------
                                                                    354,176
                                                                -----------

ENERGY -- 2.7%
ENERGY SERVICES -- 1.5%
BJ Services Co.+ .................................       5,336       94,928
Cooper Cameron Corp.+ ............................       1,704       55,891
ENSCO International, Inc. ........................       1,262       18,451
Global Marine, Inc.+ .............................       1,845       25,830
Grant Prideco, Inc.+ .............................         178        1,084
Hanover Compressor Co.+ ..........................         902       19,519
Nabors Industries, Inc.+ .........................       1,657       34,747
Patterson UTI Energy, Inc.+ ......................         787        9,727
Pride International, Inc.+ .......................         982       10,213
Rowan Cos., Inc.+ ................................       1,049       12,987
Smith International, Inc.+ .......................       2,062       75,057
Tidewater, Inc. ..................................         335        8,941
Transocean Sedco Forex, Inc. .....................       2,500       66,000
Varco International, Inc.+ .......................         829       10,014
Weatherford International, Inc.+ .................       2,359       60,178

ENERGY SOURCES -- 1.2%
Apache Corp. .....................................       1,624       69,832
Arch Coal, Inc. ..................................         167        2,605
Burlington Resources, Inc. .......................       1,080       36,947
CONSOL Energy, Inc. ..............................         260        5,572
Devon Energy Corp. ...............................       1,300       44,720
Diamond Offshore Drilling, Inc. ..................       1,683       42,445
EOG Resources, Inc. ..............................         931       26,934

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Forest Oil Corp.+ ................................         204  $     5,059
Kerr-McGee Corp. .................................          59        3,063
Mitchell Energy & Development Corp., Class A .....         284       14,234
Murphy Oil Corp. .................................         388       28,076
National-Oilwell, Inc.+ ..........................       1,093       15,848
Newfield Exploration Co.+ ........................         440       12,848
Noble Drilling Corp.+ ............................       1,352       32,448
NRG Energy Inc.+ .................................         501        8,121
Ocean Energy, Inc. ...............................       1,320       21,516
Peabody Energy Corp. .............................          79        1,904
Plug Power, Inc.+ ................................         127        1,222
Pogo Producing Co. ...............................         235        5,522
XTO Energy, Inc. .................................       1,409       19,656
                                                                -----------
                                                                    902,139
                                                                -----------

FINANCE -- 13.3%
BANKS -- 1.2%
City National Corp. ..............................       1,000       43,150
Commerce Bancorp, Inc. ...........................          83        5,644
Community First Bankshares, Inc. .................       2,700       64,854
Northern Trust Corp. .............................       1,400       73,472
Silicon Valley Bancshares, Inc.+ .................       2,000       40,400
State Street Corp. ...............................       1,400       63,700
Synovus Financial Corp. ..........................       4,125      113,850
U.S. Bancorp .....................................          33          732

FINANCIAL SERVICES -- 5.2%
Allied Capital Corp. .............................         526       11,967
AmeriCredit Corp.+ ...............................         962       30,418
Ameritrade Holding Corp.+ ........................       1,233        4,944
Amvescap PLC ADR .................................       2,550       56,100
BlackRock, Inc.+ .................................         253       11,188
Capital One Financial Corp. ......................         600       27,618
Charles Schwab Corp. .............................       3,970       45,655
Concord EFS, Inc.+ ...............................       2,350      115,033
Dow Jones & Co., Inc. ............................         304       13,811
E*TRADE Group, Inc.+ .............................       1,283        7,762
Eaton Vance Corp. ................................       3,255      102,044
Federated Investors, Inc., Class B ...............       4,532      134,147
H&R Block, Inc. ..................................       1,039       40,064
Instinet Group, Inc.+ ............................         623        6,099
Investment Technology Group, Inc.+ ...............       1,972      109,426
Investors Financial Services Corp. ...............       2,020      116,433
Knight Trading Group, Inc.+ ......................         678        5,227
LaBranche & Co., Inc.+ ...........................       2,517       55,877
Legg Mason, Inc. .................................       1,600       63,616
Metris Cos., Inc. ................................         487       12,053
Moody's Corp. ....................................       3,927      145,299
Neuberger Berman Inc. ............................         699       24,381
Paychex, Inc. ....................................       1,850       58,294
Providian Financial Corp. ........................         900       18,135

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Raymond James Financial, Inc. ....................       1,700  $    46,155
Security Capital Group, Inc., Class B+ ...........       3,900       72,969
SEI Investments Co. ..............................       4,488      143,616
Stilwell Financial, Inc. .........................       2,089       40,736
TD Waterhouse Group, Inc.+ .......................         129          792
USA Education, Inc. ..............................       1,990      164,991
Waddell & Reed Financial, Inc., Class A ..........       3,244       84,344

INSURANCE -- 6.9%
ACE Ltd. .........................................      11,500      332,005
AMBAC Financial Group, Inc. ......................       8,100      443,151
Aon Corp. ........................................      10,100      424,200
Choicepoint, Inc.+ ...............................       2,903      120,881
Equifax, Inc. ....................................       4,174       91,411
Franklin Resources, Inc. .........................       2,300       79,741
Gallagher (Arthur J.) & Co. ......................       7,419      251,133
MBIA, Inc. .......................................       4,950      247,500
PMI Group, Inc. ..................................       1,200       74,868
Radian Group, Inc. ...............................       2,400       92,400
St. Paul Cos., Inc. ..............................       3,000      123,660
Triad Guaranty, Inc.+ ............................       2,100       73,395
                                                                -----------
                                                                  4,529,341
                                                                -----------

HEALTHCARE -- 23.2%
DRUGS -- 9.1%
Abgenix, Inc.+ ...................................       1,791       40,656
Aclara BioSciences, Inc.+ ........................      12,300       69,126
Alkermes, Inc.+ ..................................         805       15,762
Allergan, Inc. ...................................         800       53,040
Amgen, Inc.+ .....................................         600       35,262
Amylin Pharmaceuticals, Inc.+ ....................      14,000       77,420
Andrx Group+ .....................................         731       47,456
Barr Laboratories, Inc.+ .........................         226       17,868
Biogen, Inc.+ ....................................       2,337      129,890
Caremark Rx, Inc.+ ...............................       2,943       49,089
Celera Genomics Group- Applera Corp.+ ............         600       14,460
Cephalon, Inc.+ ..................................       1,350       67,338
Chiron Corp.+ ....................................       1,116       49,517
COR Therapeutics, Inc.+ ..........................         615       13,917
CuraGen Corp.+ ...................................         470        9,071
Elan Corp. PLC ADR+ ..............................       1,100       53,295
Forest Laboratories, Inc.+ .......................       1,200       86,568
Genzyme Corp.+@ ..................................       3,250      147,615
Gilead Sciences, Inc.+ ...........................       8,697      488,510
Human Genome Sciences, Inc.+ .....................       3,483      107,660
ICN Pharmaceuticals, Inc. ........................         497       13,096
ICOS Corp.+ ......................................         584       28,739
IDEC Pharmaceuticals Corp.+ ......................       3,474      172,206
ImClone Systems, Inc.+ ...........................         752       42,526
Immunex Corp.+ ...................................      16,820      314,198
Incyte Genomics, Inc.+ ...........................       1,300       17,758

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
IVAX Corp.+ ......................................       1,988  $    44,074
King Pharmaceuticals, Inc.+ ......................       2,183       91,577
Medarex, Inc+ ....................................         853       12,880
Medicis Pharmaceutical Corp., Class A+ ...........         254       12,695
Millennium Pharmaceuticals, Inc.+ ................       5,542       98,426
Mylan Laboratories, Inc. .........................         635       20,714
Omnicare, Inc. ...................................         105        2,292
OSI Pharmaceuticals, Inc.+ .......................         412       13,390
Pharmaceutical Product Development, Inc.+ ........         453       13,268
Pharmacia Corp. ..................................       2,800      113,568
Priority Healthcare Corp., Class B+ ..............         231        5,544
Protein Design Labs, Inc.+ .......................       1,720       81,236
ResMed, Inc.+ ....................................       2,666      135,433
Sepracor, Inc.+ ..................................         895       32,130
Sequenom, Inc.+ ..................................       4,100       28,700
Shire Pharmaceuticals Group PLC ADR+ .............       2,210       89,063
SICOR, Inc.+ .....................................         593       11,202
Vertex Pharmaceuticals, Inc.+ ....................       1,530       27,601
Watson Pharmaceuticals, Inc.+ ....................       2,028      110,952

HEALTH SERVICES -- 7.3%
AdvancePCS+ ......................................         468       33,593
Cerner Corp.+ ....................................       2,248      111,276
Community Health Systems, Inc.+ ..................         560       16,654
Express Scripts, Inc., Class A+ ..................       3,492      193,806
First Health Group Corp.+ ........................       1,137       33,405
Gambro AB ........................................      48,940      281,878
Health Management Associates, Inc., Class A+ .....       1,252       25,991
HEALTHSOUTH Corp.+ ...............................      11,600      188,616
Henry Schein, Inc.+ ..............................         156        6,022
IMS Health, Inc. .................................       6,939      173,822
Laboratory Corp. of America Holdings+ ............       1,416      114,484
Lincare Holdings, Inc.+ ..........................       3,446       91,560
Orthodontic Centers of America, Inc.+ ............         435       10,723
Oxford Health Plans, Inc.+ .......................       1,261       35,812
Quest Diagnostics, Inc.+ .........................       2,351      145,057
Quintiles Transnational Corp.+ ...................         608        8,877
Renal Care Group, Inc.+ ..........................      10,600      326,162
Stryker Corp. ....................................       2,967      156,954
Tenet Healthcare Corp.+ ..........................       6,700      399,655
Triad Hospitals, Inc.+ ...........................         222        7,859
Trigon Healthcare, Inc.+ .........................          54        3,537
Universal Health Services, Inc., Class B+ ........         293       14,298
Wellpoint Health Networks, Inc., Class A+ ........         752       82,081

MEDICAL PRODUCTS -- 6.8%
Affymetrix, Inc.+ ................................         443        7,110
AmerisourceBergen, Corp.+ ........................         795       56,405
Apogent Technologies, Inc.+ ......................       2,553       61,017
ArthroCare Corp.+ ................................       2,500       49,000
Aviron+ ..........................................         291        7,243
Beckman Coulter, Inc. ............................       4,691      207,577

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Becton Dickinson & Co. ...........................       7,300  $   270,100
Biomet, Inc. .....................................       7,029      205,598
Boston Scientific Corp.+ .........................         623       12,772
Cardinal Health, Inc. ............................         950       70,252
Celgene Corp.+ ...................................         886       23,417
Cytyc Corp.+ .....................................       3,149       84,425
DaVita, Inc.+ ....................................         675       13,736
DENTSPLY International, Inc. .....................         355       16,309
Dionex Corp.+ ....................................         900       22,698
Enzon, Inc.+ .....................................         548       27,948
Guidant Corp.+ ...................................       5,626      216,601
Inhale Therapeutic Systems, Inc.+ ................         495        6,584
McKesson, Inc. ...................................       6,462      244,199
MedImmune, Inc.+ .................................       4,345      154,812
Medtronic, Inc. ..................................         924       40,194
Myriad Genetics, Inc.+ ...........................         272        8,334
Patterson Dental Co.+ ............................       1,864       68,707
QLT, Inc.+ .......................................       1,000       15,430
St. Jude Medical, Inc.+ ..........................       5,092      348,547
Techne Corp.+ ....................................       1,200       35,316
Varian Medical Systems, Inc.+ ....................         445       28,547
                                                                -----------
                                                                  7,871,788
                                                                -----------

INDUSTRIAL & COMMERCIAL -- 9.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Embraer Aircraft Corp ADR ........................       4,100       52,275
Rockwell Collins, Inc. ...........................         317        4,502

BUSINESS SERVICES -- 6.3%
Allied Waste Industries, Inc.+ ...................         675        8,606
Apollo Group, Inc., Class A+ .....................       4,271      179,510
Applera Corp. ....................................       3,657       89,231
Convergys Corp.+ .................................       2,153       59,746
CSG Systems International, Inc.+ .................         605       24,805
Deluxe Corp. .....................................       6,900      238,326
DeVry, Inc.+ .....................................       3,658      131,322
Ecolab, Inc. .....................................       3,682      133,767
Exult, Inc. ......................................         843        9,855
F.Y.I., Inc.+ ....................................       2,100       78,792
Fastenal Co. .....................................         394       22,450
First Data Corp. .................................       2,800      163,128
Fiserv, Inc.+ ....................................       3,669      125,480
Insituform Technologies, Inc., Class A+ ..........       2,000       34,100
Invitrogen Corp.+ ................................       1,575      103,572
Iron Mountain, Inc.+ .............................       1,751       72,579
ITT Educational Services, Inc.+ ..................       1,800       57,600
Jacobs Engineering Group, Inc.+ ..................          48        2,995
Manpower, Inc. ...................................       1,900       50,027
Pall Corp. .......................................          72        1,400
Quanta Services, Inc.+ ...........................         113        1,610
Robert Half International, Inc.+ .................       4,608       92,206

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
TMP Worldwide, Inc.+ .............................       2,424  $    68,817
Total System Services, Inc. ......................         443       10,973
United Rentals, Inc.+ ............................          44          763
Viad Corp. .......................................       1,888       36,212
Waste Management, Inc. ...........................       7,400      197,876
Waters Corp.+ ....................................       3,820      136,642

ELECTRICAL EQUIPMENT -- 0.6%
Dover Corp. ......................................         199        5,992
Jabil Circuit, Inc.+ .............................       3,061       54,792
Littelfuse, Inc.+ ................................       1,900       42,047
Power-One, Inc.+ .................................         664        4,083
Roper Industries, Inc. ...........................       1,500       53,985
Technitrol, Inc. .................................       2,600       57,980

MACHINERY -- 0.7%
Cognex Corp.+ ....................................       1,300       25,506
CUNO, Inc.+ ......................................       1,600       44,400
Danaher Corp. ....................................       1,619       76,384
Global Power Equipment Group, Inc. ...............         101        1,535
IDEX Corp. .......................................       1,000       27,650
Mettler-Toledo International, Inc.+# .............         426       17,952
Parker-Hannifin Corp. ............................         800       27,440

MULTI-INDUSTRY -- 0.3%
American Standard Cos., Inc.+ ....................         705       38,775
Avery Dennison Corp. .............................       1,370       64,815

TRANSPORTATION -- 1.6%
Atlas Air Worldwide Holdings, Inc.+ ..............       3,200       31,520
C.H. Robinson Worldwide, Inc. ....................       2,958       85,664
EGL, Inc.+ .......................................         700        6,209
Expeditors International of Washington, Inc. .....       2,515      119,085
FedEx Corp.+ .....................................       8,500      312,375
                                                                -----------
                                                                  3,287,356
                                                                -----------

INFORMATION & ENTERTAINMENT -- 10.5%
BROADCASTING & MEDIA -- 9.1%
Acxiom Corp.+ ....................................         251        2,359
AOL Time Warner, Inc.+ ...........................       9,300      307,830
Cablevision Systems Corp. -- Rainbow Media
 Group+ ..........................................         117        2,369
Catalina Marketing Corp.+ ........................       2,423       67,844
Clear Channel Communications, Inc.+ ..............       1,998       79,420
COX Radio, Inc., Class A+ ........................         562       11,336
Crown Castle International Corp.+# ...............       1,709       15,381
DoubleClick, Inc.+ ...............................       1,219        6,948
E.W. Scripps Co., Class A ........................       2,100      127,911
EchoStar Communications Corp., Class A+ ..........      15,200      353,704
Emmis Communications Corp., Class A+ .............       1,900       27,398
Entercom Communications Corp.+ ...................       1,800       61,200
Entravision Common Corp. .........................         436        3,728
Gemstar-TV Guide International, Inc.+ ............       2,250       44,347

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Harte-Hanks, Inc. ................................       2,000  $    43,280
Hispanic Broadcasting Corp.+ .....................       3,209       51,665
Interpublic Group Cos., Inc. .....................       6,538      133,375
Knight Ridder, Inc. ..............................       5,742      320,691
Lamar Advertising Co.+ ...........................       1,600       48,512
Liberty Media Corp.+ .............................       7,100       90,170
Macrovision Corp.+ ...............................         517       14,688
Mediacom Communications Corp.+ ...................          95        1,238
Meredith Corp. ...................................       1,600       51,408
Nextel Partners, Inc., Class A+ ..................         134          902
Omnicom Group, Inc. ..............................         500       32,450
Pegasus Communications Corp.+ ....................       7,000       49,000
Polycom, Inc.+ ...................................       1,122       27,343
PRIMEDIA, Inc.+ ..................................       3,008        7,069
Radio One, Inc.+ .................................       1,800       20,772
Radio One, Inc., Class A+ ........................       4,200       48,594
Reader's Digest Association, Inc., Class A .......         158        2,906
Regent Communications, Inc.+ .....................       5,100       30,702
Salem Communications Corp., Class A+ .............       2,400       46,800
Spanish Broadcasting System, Inc., Class A+ ......         300        2,127
United States Cellular Corp. .....................         113        5,594
UnitedGlobalCom, Inc., Class A+ ..................      15,000       34,800
Univision Communications, Inc., Class A+ .........       4,239       97,285
USA Networks, Inc.+ ..............................      27,432      493,227
Valassis Communications, Inc.+ ...................       2,000       63,820
Viacom, Inc., Class B+ ...........................       1,562       53,889
Western Wireless Corp., Class A+ .................       2,696       91,071
Westwood One, Inc.+ ..............................       1,500       33,375
WPP Group PLC ADR+ ...............................       1,701       62,720

ENTERTAINMENT PRODUCTS -- 0.3%
Callaway Golf Co. ................................         325        4,160
International Game Technology+ ...................         948       40,290
International Speedway Corp., Class A ............          73        2,543
Mattel, Inc. .....................................       3,500       54,810
Metro-Goldwyn-Mayer, Inc.+ .......................         137        2,322

LEISURE & TOURISM -- 1.1%
Brinker International, Inc.+ .....................         199        4,700
Carnival Corp. ...................................       1,000       22,020
Darden Restaurants, Inc. .........................         196        5,145
Galileo International, Inc. ......................         140        2,906
Harrah's Entertainment, Inc.+ ....................          68        1,837
Hotel Reservations, Inc., Class A+ ...............          99        2,251
Marriott International, Inc., Class A ............       1,448       48,363
MGM Mirage, Inc.+ ................................         113        2,540
Northwest Airlines Corp.+ ........................         306        3,492
Outback Steakhouse, Inc.+ ........................          98        2,510
Ryanair Holdings PLC ADR+ ........................       5,300      217,141
SkyWest, Inc. ....................................         545        9,112
US Airways Group, Inc.+ ..........................         221        1,028

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
UTI Worldwide, Inc. ..............................       3,700  $    55,500
                                                                -----------
                                                                  3,553,918
                                                                -----------

INFORMATION TECHNOLOGY -- 19.6%
COMMUNICATION EQUIPMENT -- 1.0%
3Com Corp.+ ......................................       1,298        4,867
American Tower Corp., Class A+ ...................         866       12,029
Emulex Corp.+ ....................................       1,057       10,052
Enterasys Networks, Inc. .........................         695        4,483
Extreme Networks, Inc.+ ..........................       1,309        9,045
Finisar Corp.+ ...................................       3,093       12,248
Network Appliance, Inc.+ .........................       5,762       39,182
ONI Systems Corp.+ ...............................         747        3,010
Palm, Inc.+@ .....................................       5,529        8,072
QUALCOMM, Inc.+ ..................................       2,300      109,342
RF Micro Devices, Inc.+ ..........................       2,706       44,920
Sycamore Networks, Inc.+ .........................         654        2,276
Symbol Technologies, Inc. ........................       6,648       69,738

COMPUTER SERVICES -- 5.1%
Affiliated Computer Services, Inc., Class A+ .....       1,390      113,160
At Home Corp., Series A+ .........................       1,381          207
Autodesk, Inc. ...................................         113        3,623
BARRA, Inc.+ .....................................       1,050       44,121
BISYS Group, Inc.+ ...............................       3,103      164,521
Certegy, Inc. ....................................       1,826       47,403
DST Systems, Inc.+ ...............................       2,133       92,252
EarthLink, Inc.+ .................................         393        5,985
FactSet Research Systems, Inc. ...................       1,900       46,094
i2 Technologies, Inc.+ ...........................       3,296       11,338
Internet Security Systems, Inc.+ .................       1,296       11,807
Intuit, Inc.+@ ...................................      17,957      642,861
Keane, Inc.+ .....................................       1,100       15,015
Manugistics Group, Inc.+ .........................         583        3,393
Maxtor Corp.+ ....................................         408        1,457
Mentor Graphics Corp.+ ...........................         928       12,788
Network Associates, Inc.+ ........................         916       11,807
Rational Software Corp.+ .........................       2,467       21,364
StorageNetworks, Inc. ............................         688        2,725
SunGard Data Systems, Inc.+ ......................       5,943      138,888
Sybase, Inc.+ ....................................       1,398       13,001
Symantec Corp.+ ..................................       2,241       77,695
Synopsys, Inc.+ ..................................       1,579       63,334
Tellium, Inc. ....................................         109          537
Unisys Corp.+ ....................................         270        2,338
VeriSign, Inc.+ ..................................       4,022      168,522
Wind River Systems, Inc.+ ........................       2,608       27,384

COMPUTERS & BUSINESS EQUIPMENT -- 1.6%
Brocade Communications Systems, Inc.+@ ...........       4,399       61,718
Cadence Design Systems, Inc.+ ....................       4,423       73,643

----------------
128

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
CDW Computer Centers, Inc.+ ......................       1,692  $    61,216
Diebold, Inc. ....................................       1,200       45,720
Gateway, Inc.+ ...................................         354        1,929
Henry (Jack) & Associates, Inc. ..................         885       20,081
Ingram Micro, Inc., Class A+ .....................          89        1,148
Lexmark International, Inc.+ .....................       1,595       71,312
Miller (Herman), Inc. ............................         861       16,764
Millipore Corp. ..................................         609       32,240
MIPS Technologies, Inc.+ .........................       1,100        6,600
NCR Corp.+ .......................................         161        4,774
Pitney Bowes, Inc. ...............................         328       12,530
Redback Networks, Inc.+@ .........................       1,476        2,140
SanDisk Corp.+ ...................................         451        4,447
Storage Technology Corp.+ ........................         440        5,522
Tech Data Corp.+ .................................         140        5,306
VERITAS Software Corp.+ ..........................       1,150       21,206
Western Digital Corp.+ ...........................      43,600       94,612

COMPUTER SOFTWARE -- 2.3%
Adobe Systems, Inc.@ .............................       4,973      119,252
Advent Software, Inc.+ ...........................         381       14,345
BMC Software, Inc.+ ..............................       3,482       44,221
CheckFree Corp.+ .................................         708       12,015
Citrix Systems, Inc.+ ............................       2,337       46,273
Compuware Corp.+ .................................       2,305       19,201
Electronic Arts, Inc.+ ...........................       3,056      139,567
Informatica Corp.+ ...............................       2,109        8,331
McDATA Corp., Class A+ ...........................         256        2,148
Mercury Interactive Corp.+ .......................       2,360       44,934
Micromuse, Inc.+ .................................       1,735        9,855
National Instruments Corp.+ ......................       1,539       40,276
NetIQ Corp.+ .....................................         728       16,577
NVIDIA Corp.+ ....................................       2,270       62,357
Oracle Corp.+ ....................................       1,600       20,128
Parametric Technology Corp.+ .....................       3,434       17,822
Peregrine Systems, Inc.+ .........................      11,110      140,319
Pixar, Inc.+ .....................................         213        8,605
Quest Software, Inc.+ ............................         379        4,389
Siebel Systems, Inc.+ ............................       1,100       14,311

ELECTRONICS -- 6.4%
Advanced Micro Devices, Inc.+ ....................       2,946       24,010
Agere Systems, Inc.+ .............................       6,383       26,362
Altera Corp.+@ ...................................       7,456      122,129
Amkor Technology, Inc.+ ..........................       1,292       13,592
Amphenol Corp.+ ..................................         572       19,877
Analog Devices, Inc.+ ............................       2,000       65,400
Applied Micro Circuits Corp.+ ....................       6,997       48,909
Atmel Corp.+ .....................................       2,317       15,478
AVX Corp. ........................................         129        2,099
Axcelis Technologies, Inc.+ ......................       1,105       10,442
Broadcom Corp., Class A+ .........................       3,611       73,303

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Check Point Software Technologies Ltd.+ ..........       1,950  $    42,939
Cirrus Logic, Inc.+ ..............................         698        5,179
Conexant Systems, Inc.+ ..........................       1,215       10,085
Cree, Inc.+ ......................................       2,042       30,181
Cypress Semiconductor Corp.+ .....................         984       14,622
Eaton Corp. ......................................         336       19,895
Electronics Boutique Holdings Corp. ..............     135,000      176,638
Fairchild Semiconductor International, Inc.,
 Class A+ ........................................       1,322       21,218
Flextronics International Ltd.+ ..................       1,800       29,772
General Motors Corp., Class H+ ...................       3,000       39,990
Gentex Corp.+ ....................................       3,993       95,393
Integrated Device Technology, Inc.+ ..............       1,312       26,397
International Rectifier Corp.+ ...................         843       22,955
Intersil Holding Corp.+ ..........................       1,299       36,268
KLA-Tencor Corp.+ ................................       3,687      116,435
L-3 Communications Holdings, Inc.+ ...............         225       19,676
Lam Research Corp.+ ..............................       2,322       39,358
Lattice Semiconductor Corp.+ .....................       3,886       61,010
Linear Technology Corp. ..........................       2,000       65,600
LSI Logic Corp.+ .................................       1,617       19,000
Maxim Integrated Products, Inc.+ .................       2,746       95,945
Micrel, Inc.+ ....................................       3,026       60,338
Microchip Technology, Inc.+ ......................       3,535       94,738
Molex, Inc. ......................................         453       12,734
Molex, Inc., Class A .............................       1,875       45,563
National Semiconductor Corp.+ ....................       1,907       42,049
Newport Corp. ....................................         600        8,460
Novellus Systems, Inc.+ ..........................       1,680       47,981
PerkinElmer, Inc. ................................       1,202       31,540
PMC-Sierra, Inc.+ ................................       2,988       30,687
QLogic Corp.+ ....................................       1,724       32,756
Sanmina Corp.+@ ..................................       6,393       86,817
SCI Systems, Inc.+ ...............................       2,234       40,212
Semtech Corp.+ ...................................       2,631       74,668
Siliconix, Inc.+ .................................          38          789
Teradyne, Inc.+ ..................................       3,385       66,008
Transmeta Corp. ..................................         925        1,304
TriQuint Semiconductor, Inc.+ ....................         805       12,872
Vitesse Semiconductor Corp.+ .....................       3,512       27,218
Xilinx, Inc.+ ....................................       2,500       58,825

INTERNET CONTENT -- 1.4%
CNET Networks, Inc.+ .............................       2,089        8,983
eBay, Inc.+ ......................................       1,900       86,925
Exodus Communications, Inc.+ .....................       4,794          863
Expedia, Inc., Class A+ ..........................         101        2,453
GTECH Holdings Corp.+ ............................       6,000      207,240
KPMG Consulting, Inc.+ ...........................         806        8,713
RSA Security, Inc.+ ..............................       1,779       23,945
Sabre Holdings Corp.+ ............................       2,962       79,204
Ticketmaster Online-Citysearch, Inc., Class B ....         165        1,708

----------------
130

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
Travelocity.com, Inc.+ ...........................         126  $     1,676
University of Phoenix Online+ ....................         109        3,374
Yahoo!, Inc.+ ....................................       4,249       37,434

INTERNET SOFTWARE -- 0.8%
Ariba, Inc.+ .....................................       1,177        2,189
BEA Systems, Inc.+ ...............................       1,500       14,385
BroadVision, Inc.+ ...............................       2,353        2,141
Interwoven, Inc.+ ................................       2,014        7,774
Macromedia, Inc.+ ................................       1,300       15,743
Openwave Systems, Inc.+ ..........................       1,895       24,161
RealNetworks, Inc.+ ..............................       1,004        4,879
Retek, Inc.+ .....................................      13,334      168,275
Riverstone Networks, Inc.+ .......................         875        4,594
Tibco Software, Inc.+ ............................         575        4,221
Vignette Corp.+ ..................................       1,287        4,556
WebMD Corp.+ .....................................       1,306        5,564
webMethods, Inc.+ ................................         800        5,528

TELECOMMUNICATIONS -- 1.0%
Acterna Corp.+ ...................................       1,382        4,395
ADC Telecommunications, Inc.+ ....................       2,921       10,194
Advanced Fibre Communication, Inc.+ ..............         476        6,954
Allegiance Telecom, Inc.+ ........................       2,228        6,706
Avaya, Inc.+ .....................................       3,461       34,264
Citizens Communications Co.+ .....................       1,801       16,929
Comverse Technology, Inc.+ .......................       3,506       71,803
Corvis Corp.+ ....................................       2,956        4,493
Foundry Networks, Inc.+ ..........................         994        6,014
Global TeleSystems, Inc.+ ........................       1,461           72
Harris Corp. .....................................         105        3,341
JDS Uniphase Corp.+ ..............................       2,720       17,190
Level 3 Communications, Inc.+ ....................       1,498        5,663
NTL, Inc.+ .......................................       3,100        9,610
PanAmSat Corp.+ ..................................         131        3,055
SBA Communcations Corp.+ .........................       1,200       16,020
Scientific-Atlanta, Inc. .........................       2,892       50,755
Sonus Networks, Inc.+ ............................      15,080       45,240
Tekelec, Inc.+ ...................................         520        6,848
Telecorp PCS Inc., Class A+ ......................         308        3,403
Time Warner Telecommunications, Inc.,
 Class A+ ........................................         667        4,836
Triton PCS Holdings, Inc.+ .......................         388       14,744
West Corp.+ ......................................         187        3,703
WorldCom, Inc.-MCI Group .........................         921       14,027
                                                                -----------
                                                                  6,673,221
                                                                -----------

MATERIALS -- 1.3%
CHEMICALS -- 0.6%
Cabot Microelectronics Corp.+ ....................       2,330      112,562
Solutia, Inc. ....................................         509        6,312
Symyx Technologies, Inc.+ ........................       1,300       19,175

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Valspar Corp. ....................................       1,600  $    53,504

FOREST PRODUCTS -- 0.4%
Georgia-Pacific Corp. (Timber Group) .............         431       15,611
Packaging Corp. of America+ ......................         183        2,828
Sealed Air Corp.+ ................................       2,821      102,938
Willamette Industries, Inc. ......................          86        3,869

METALS & MINERALS -- 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
 Class B+ ........................................       1,201       13,199
Homestake Mining Co. .............................       1,801       16,749
Newmont Mining Corp. .............................       1,160       27,376
Shaw Group, Inc.+ ................................         479       13,493
Stillwater Mining Co.+ ...........................       1,600       32,192
Vulcan Materials Co. .............................         139        6,005
                                                                -----------
                                                                    425,813
                                                                -----------

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.5%
HomeStore.com, Inc.+ .............................      10,522       80,493
Jones Lang LaSalle, Inc.+ ........................       2,900       39,730
Trammell Crow Co.+ ...............................       3,300       33,000
                                                                -----------
                                                                    153,223
                                                                -----------

UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 0.2%
AES Corp.+ .......................................       1,100       14,102
Black Hills Corp. ................................          38        1,160
Calpine Corp.+ ...................................       1,700       38,777
Capstone Turbine Corp. ...........................         442        2,669
Orion Power Holdings, Inc. .......................         360        9,180

GAS & PIPELINE UTILITIES -- 0.0%
Aquila Inc.+ .....................................         134        2,921
Kinder Morgan, Inc. ..............................         322       15,846

TELEPHONE -- 2.4%
Qwest Communications International, Inc. .........      20,200      337,340
Telephone & Data Systems, Inc. ...................         358       33,760
WorldCom, Inc.+ ..................................      29,532      444,161
                                                                -----------
                                                                    899,916
                                                                -----------
TOTAL INVESTMENT SECURITIES (cost $39,261,923)....               32,328,392
                                                                -----------

----------------
132

                                                     SHARES/
SHORT-TERM SECURITIES -- 0.4%                       PRINCIPAL
                                                      AMOUNT       VALUE
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%
T. Rowe Price Reserve Investment Fund.............      87,620  $    87,620
                                                                -----------

U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 3.30% due
 10/18/01@........................................  $   10,000        9,985
United States Treasury Bills 3.43% due
 10/18/01@........................................      40,000       39,935
                                                                -----------
TOTAL SHORT-TERM SECURITIES (cost $137,540).......                  137,540
                                                                -----------
REPURCHASE AGREEMENTS -- 3.1%
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.1%
Agreement with State Street Bank & Trust Co.,
 Inc., bearing interest at 2.00%, dated 9/28/01,
 to be repurchased 10/01/01 in the amount of
 $311,052 and collateralized by $290,000 of U.S.
 Treasury Bonds, bearing interest at 6.13%, due
 11/15/27 and having an approximate value of
 $321,396 ........................................     311,000      311,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ........................................     730,000      730,000
                                                                -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,041,000).....                1,041,000
                                                                -----------
TOTAL INVESTMENTS --
  (cost $40,440,463)                                      98.7%  33,506,932
Other assets less liabilities --                           1.3      453,177
                                                    ----------  -----------
NET ASSETS --                                            100.0% $33,960,109
                                                    ==========  ===========

-------------
+ Non-income producing security
# Security represents an investment in an affiliated company; See Note 8
ADR -- American Depositary Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                       EXPIRATION      VALUE AT        VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                      DATE        TRADE DATE   SEPTEMBER 30, 2001    APPRECIATION
--------------------------------------------------------------------------------------------------------------------
       7 Long           Standard & Poors 500 Index   December 2001    $360,614         $365,295            $4,681
                                                                                                           ======

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 93.3%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.1%
APPAREL & TEXTILES -- 0.2%
Jones Apparel Group, Inc.+ ...........................           160   $      4,078
Liz Claiborne, Inc. ..................................           446         16,814
Nike, Inc., Class B ..................................           573         26,822
Polo Ralph Lauren Corp., Class A+ ....................           294          5,513
Reebok International Ltd.+ ...........................           283          5,858
V.F. Corp. ...........................................           670         19,611

AUTOMOTIVE -- 2.3%
Autoliv, Inc. ........................................           814         12,812
AutoNation, Inc.+ ....................................         2,190         19,250
Autozone, Inc.+ ......................................           387         20,070
B.F. Goodrich Co. ....................................           712         13,870
Dana Corp. ...........................................         1,135         17,706
Delphi Automotive Systems Corp. ......................         8,363         98,265
Genuine Parts Co. ....................................        11,537        367,569
Goodyear Tire & Rubber Co. ...........................           982         18,098
Lear Corp.+ ..........................................         3,069         82,925
Navistar International Corp.+ ........................           481         13,588
PACCAR, Inc. .........................................           515         25,271
SPX Corp.+ ...........................................           189         15,668
TRW, Inc. ............................................           820         24,453
Visteon Corp. ........................................        10,716        136,629

HOUSING -- 1.6%
Black & Decker Corp. .................................           479         14,945
Centex Corp. .........................................           480         16,190
Clayton Homes, Inc. ..................................         4,846         59,121
D.R. Horton, Inc. ....................................         3,116         65,000
Ethan Allen Interiors, Inc. ..........................           802         22,055
Grainger (W. W.), Inc. ...............................         4,384        170,318
HON INDUSTRIES, Inc. .................................           423          9,289
Leggett & Platt, Inc. ................................         2,943         57,389
Lennar Corp. .........................................           330         11,893
Masco Corp.@ .........................................         3,287         67,186
Maytag Corp. .........................................           168          4,140
Mohawk Industries, Inc.+ .............................           339         12,458
Pulte Corp. ..........................................           393         12,046
Stanley Works ........................................           663         24,233
Whirlpool Corp. ......................................           446         24,686

RETAIL -- 7.0%
Albertson's, Inc.@ ...................................         8,353        266,294
Barnes & Noble, Inc.+ ................................           335         12,094
Big Lots, Inc. .......................................        24,136        200,087
Blockbuster, Inc. ....................................           153          3,351
Borders Group, Inc.+ .................................           669         12,811
Circuit City Stores, Inc. ............................         6,115         73,380

----------------
134

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Federated Department Stores, Inc.+ ...................         2,646   $     74,617
Penny (J C) Co., Inc. ................................        16,037        351,210
Kmart Corp.+ .........................................        31,435        219,731
Limited, Inc. ........................................         2,242         21,299
May Department Stores Co. ............................         9,570        277,721
Neiman Marcus Group, Inc., Class A+ ..................           278          6,797
Nordstrom, Inc. ......................................           700         10,115
Office Depot, Inc.+ ..................................        17,461        237,470
Payless ShoeSource, Inc.+ ............................           120          6,576
Rite Aid Corp.+ ......................................         1,006          7,766
Ross Stores, Inc. ....................................        11,807        345,355
Saks, Inc.+ ..........................................         1,115          5,575
Staples, Inc.+ .......................................           781         10,403
TJX Cos., Inc. .......................................         1,339         44,053
Tommy Hilfiger Corp.+ ................................        27,300        244,335
Toys 'R' Us, Inc.+ ...................................        11,054        190,460
Venator Group, Inc.+ .................................           993         15,143
Weis Markets Inc. ....................................            71          1,974
Winn-Dixie Stores, Inc. ..............................           684          7,832
                                                                       ------------
                                                                          4,162,268
                                                                       ------------

CONSUMER STAPLES -- 7.2%
FOOD, BEVERAGE & TOBACCO -- 5.9%
Adolph Coors Co., Class B ............................           143          6,435
Archer-Daniels-Midland Co. ...........................        33,928        427,153
Brown-Forman Corp., Class B ..........................           291         18,385
Coca-Cola Enterprises, Inc. ..........................         1,044         16,015
ConAgra Foods, Inc. ..................................        15,297        343,418
Constellation Brands, Inc., Class A+ .................           301         12,540
Corn Products International, Inc. ....................         7,200        206,856
Fortune Brands, Inc. .................................         6,754        226,259
Hershey Foods Corp. ..................................           535         34,973
Hormel Foods Corp. ...................................           498         11,763
IBP, Inc. ............................................           806         19,062
Interstate Bakeries Corp. ............................         1,500         38,250
Kellogg Co. ..........................................         1,036         31,080
McCormick & Co., Inc. ................................           278         12,732
Pepsi Bottling Group, Inc. ...........................            85          3,916
PepsiAmericas Inc. ...................................           507          7,580
Ralston Purina Group .................................         1,021         33,489
RJ Reynolds Tobacco Holdings, Inc. ...................           706         40,341
Sensient Technologies Corp. ..........................        13,100        244,053
Smithfield Foods, Inc.+ ..............................           676         14,230
SUPERVALU, Inc. ......................................        16,729        338,428
Tyson Foods, Inc., Class A ...........................         1,063         10,651
UST, Inc. ............................................         2,702         89,706
Wrigley (WM.) Jr. Co. ................................           670         34,371

HOUSEHOLD PRODUCTS -- 1.3%
Alberto-Culver Co., Class B ..........................           316         12,289
Avon Products, Inc. ..................................         1,653         76,451

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
Clorox Co. ...........................................         1,317   $     48,729
Estee Lauder Cos., Inc., Class A .....................            93          3,083
International Flavors & Fragrances, Inc. .............           620         17,168
Newell Rubbermaid, Inc. ..............................        13,900        315,669
                                                                       ------------
                                                                          2,695,075
                                                                       ------------

ENERGY -- 5.1%
ENERGY SERVICES -- 0.4%
ENSCO International, Inc. ............................           157          2,295
Global Marine, Inc.+ .................................           137          1,918
Grant Prideco, Inc.+ .................................           498          3,033
Patterson UTI Energy, Inc.+ ..........................         5,047         62,381
Pride International, Inc.+ ...........................           290          3,016
Rowan Cos., Inc.+ ....................................           176          2,179
Tidewater, Inc. ......................................           171          4,564
USX-Marathon Group, Inc. .............................         2,214         59,224
Varco International, Inc.+ ...........................           171          2,066
Weatherford International, Inc.+ .....................           312          7,959

ENERGY SOURCES -- 4.7%
Amerada Hess Corp. ...................................           547         34,735
Apache Corp. .........................................           632         27,176
Arch Coal, Inc. ......................................           132          2,059
Burlington Resources, Inc. ...........................           874         29,900
Devon Energy Corp. ...................................         2,062         70,933
Diamond Offshore Drilling, Inc. ......................           120          3,026
EOG Resources, Inc. ..................................         8,522        246,541
Equitable Resources, Inc. ............................           439         13,174
Forest Oil Corp.+ ....................................            87          2,158
Helmerich & Payne, Inc. ..............................           443         11,562
Kerr-McGee Corp. .....................................         5,540        287,581
Massey Energy Co. ....................................           414          6,065
Murphy Oil Corp. .....................................            49          3,546
Newfield Exploration Co.+ ............................            42          1,226
Noble Affiliates, Inc. ...............................           383         11,869
Noble Drilling Corp.+ ................................         2,747         65,928
NRG Energy, Inc.+ ....................................            72          1,167
Occidental Petroleum Corp. ...........................         2,775         67,543
Ocean Energy, Inc. ...................................        17,789        289,961
Peabody Energy Corp. .................................            59          1,422
Pioneer Natural Resources, Co.+ ......................        18,577        264,351
Pogo Producing Co. ...................................           210          4,935
Reliant Resources Inc.+ ..............................        12,483        202,225
Sunoco, Inc. .........................................           513         18,263
Ultramar Diamond Shamrock Corp. ......................           530         25,408
Unocal Corp. .........................................         1,866         60,645
Valero Energy Corp. ..................................           425         14,918
                                                                       ------------
                                                                          1,916,952
                                                                       ------------

----------------
136

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 16.5%
BANKS -- 6.4%
AmSouth Bancorp. .....................................         2,720   $     49,150
Associated Banc-Corp. ................................           584         19,792
Astoria Financial Corp. ..............................           301         17,837
BancWest Corp. .......................................           445         15,544
Banknorth Group, Inc. ................................           906         20,222
Charter One Financial, Inc. ..........................         1,499         42,313
City National Corp. ..................................           324         13,981
Comerica, Inc. .......................................         5,249        290,794
Commerce Bancorp, Inc. ...............................           126          8,568
Commerce Bancshares, Inc. ............................           485         18,246
Cullen/Frost Bankers, Inc. ...........................           427         11,508
Dime Bancorp, Inc.+ ..................................           689         27,091
First Tennessee National Corp. .......................           932         34,484
First Virginia Banks, Inc. ...........................           402         18,412
FirstMerit Corp. .....................................           519         12,181
Fulton Financial Corp. ...............................           502         11,220
Golden State Bancorp, Inc. ...........................           543         16,507
Golden West Financial Corp. ..........................           929         53,975
GreenPoint Financial Corp. ...........................         4,294        150,719
Hibernia Corp., Class A ..............................         1,339         21,893
Hudson City Bancorp, Inc. ............................           314          7,505
Huntington Bancshares, Inc. ..........................         1,832         31,712
KeyCorp. .............................................        13,632        329,076
M&T Bank Corp. .......................................           590         43,660
Marshall & Ilsley Corp. ..............................           819         46,429
Mercantile Bankshares Corp. ..........................           515         20,445
National Commerce Financial Corp. ....................         1,432         37,375
North Fork Bancorp, Inc. .............................         1,190         35,390
Old National Bancorp. ................................           422         10,972
Peoples Bank .........................................           148          3,286
Popular, Inc. ........................................           916         28,579
Provident Financial Group, Inc. ......................           300          7,575
Regions Financial Corp. ..............................         1,735         50,072
Roslyn Bancorp, Inc. .................................           600         11,106
Sky Financial Group, Inc. ............................           564         11,224
SouthTrust Corp. .....................................        10,369        264,098
Sovereign Bancorp, Inc. ..............................        10,796        102,562
Synovus Financial Corp. ..............................           336          9,274
TCF Financial Corp. ..................................           597         27,498
Trustmark Corp. ......................................           334          7,475
Union Planters Corp. .................................         1,042         44,702
UnionBanCal Corp. ....................................         5,451        184,462
Valley National Bancorp. .............................           492         14,637
Washington Federal, Inc. .............................           562         14,078
Wilmington Trust Corp. ...............................         3,000        165,600
Zions Bancorp ........................................           642         34,450

FINANCIAL SERVICES -- 2.2%
A.G. Edwards, Inc. ...................................           651         22,857
Alliance Capital Management Holding LP ...............         1,350         61,695
Allied Capital Corp. .................................           363          8,258

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Allmerica Financial Corp. ............................         2,613   $    117,193
Bear Stearns Cos., Inc. ..............................         2,911        145,579
Compass Bancshares, Inc. .............................           830         21,605
Countrywide Credit Industries, Inc. ..................         3,612        158,675
Dow Jones & Co., Inc. ................................         1,181         53,653
Dun & Bradstreet Corp.+ ..............................           520         14,560
E*TRADE Group, Inc.+ .................................           742          4,489
H&R Block, Inc. ......................................           804         31,002
Heller Financial, Inc. ...............................           342         18,047
Instinet Group, Inc.+ ................................           138          1,351
John Nuveen Co., Class A .............................            44          1,924
Knight Trading Group, Inc.+ ..........................           205          1,581
Legg Mason, Inc. .....................................           542         21,550
Metris Cos., Inc. ....................................         2,758         68,260
Moody's Corp. ........................................           135          4,995
Neuberger Berman, Inc. ...............................           108          3,767
Pacific Century Financial Corp. ......................           619         14,466
Security Capital Group, Inc., Class B+ ...............           412          7,709
Stilwell Financial, Inc. .............................         1,567         30,557
T. Rowe Price Associates, Inc. .......................           792         23,206
TD Waterhouse Group, Inc.+ ...........................           122            749
Webster Financial Corp. ..............................           293          9,657

INSURANCE -- 7.9%
21st Century Insurance Group# ........................           158          2,781
ACE Ltd. .............................................         9,100        262,717
Alleghany Corp.+ .....................................            43          8,557
AMBAC Financial Group, Inc. ..........................         2,221        121,511
American Financial Group, Inc. .......................           433          9,613
American National Insurance Co. ......................            49          3,969
Aon Corp. ............................................        10,285        431,970
Cincinnati Financial Corp. ...........................           954         39,705
CNA Financial Corp.+ .................................           121          3,272
Conseco, Inc. ........................................         2,269         16,473
Erie Indemnity Co., Class A ..........................           134          5,300
Everest Reinsurance Holding, Inc. ....................         4,884        315,995
Fidelity National Financial, Inc. ....................           674         18,129
Franklin Resources, Inc. .............................         1,341         46,492
HCC Insurance Holdings, Inc. .........................           291          7,653
Jefferson-Pilot Corp. ................................         1,145         50,930
Leucadia National Corp. ..............................           269          8,393
Liberty Financial Cos., Inc. .........................            60          1,905
Lincoln National Corp.@ ..............................         1,354         63,137
Markel Corp.+ ........................................            40          7,800
MBIA, Inc. ...........................................         1,003         50,150
Mercury General Corp. ................................           256         10,163
MGIC Investment Corp. ................................           662         43,255
MONY Group, Inc.+ ....................................           323         10,698
Nationwide Financial Services, Inc., Class A .........           145          5,391
Old Republic International Corp. .....................        10,570        277,040
PartnerRe Ltd. .......................................         6,200        292,020

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
PMI Group, Inc. ......................................           316   $     19,715
Progressive Corp. ....................................           453         60,657
Protective Life Corp. ................................           504         14,616
Radian Group, Inc. ...................................           614         23,639
Reinsurance Group of America, Inc. ...................            85          2,899
SAFECO Corp. .........................................           981         29,754
St. Paul Cos., Inc. ..................................         4,207        173,412
Torchmark Corp. ......................................           889         34,671
Transatlantic Holdings, Inc.# ........................           188         15,878
Unitrin, Inc. ........................................           401         15,326
UnumProvident Corp. ..................................         1,527         38,557
Wesco Financial Corp. ................................             6          1,741
Willis Group Holdings Ltd.+ ..........................         1,800         42,102
XL Capital Ltd., Class A .............................         5,015        396,185
                                                                       ------------
                                                                          6,229,235
                                                                       ------------

HEALTHCARE -- 9.9%
DRUGS -- 2.4%
Caremark Rx, Inc.+ ...................................        20,000        333,600
Celera Genomics Group- Applera Corp.+ ................           518         12,484
Cephalon, Inc.+ ......................................            51          2,544
ICN Pharmaceuticals, Inc. ............................           228          6,008
Medicis Pharmaceutical Corp., Class A+ ...............            40          1,999
Mylan Laboratories, Inc. .............................        16,620        542,144
Omnicare, Inc. .......................................           635         13,862
Sepracor, Inc.+ ......................................            50          1,795
Sybron Dental Specialties, Inc.+ .....................             1             19

HEALTH SERVICES -- 4.0%
Aetna, Inc. ..........................................         1,064         30,739
Cerner Corp.+ ........................................            26          1,287
Health Management Associates, Inc., Class A+ .........         7,306        151,673
Health Net, Inc.+ ....................................        21,860        420,149
HEALTHSOUTH Corp.+ ...................................         2,990         48,617
Henry Schein, Inc.+ ..................................           170          6,562
Humana, Inc.+ ........................................         7,826         94,382
Manor Care, Inc.+ ....................................         5,704        160,282
Quintiles Transnational Corp.+ .......................           311          4,541
ServiceMaster Co. ....................................         2,212         24,531
Tenet Healthcare Corp.+ ..............................         2,907        173,402
Triad Hospitals, Inc.+ ...............................           434         15,364
Trigon Healthcare, Inc.+ .............................         4,740        310,470
Universal Health Services, Inc., Class B+ ............           105          5,124
Wellpoint Health Networks, Inc., Class A+ ............           374         40,822

MEDICAL PRODUCTS -- 3.5%
AmerisourceBergen, Corp.+ ............................           288         20,433
Apogent Technologies, Inc.+ ..........................           568         13,575
Aviron+ ..............................................            21            523
Bausch & Lomb, Inc. ..................................           381         10,782
Beckman Coulter, Inc. ................................            79          3,496

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Becton Dickinson & Co. ...............................         8,111   $    300,107
Boston Scientific Corp.+ .............................        26,182        536,731
C.R. Bard, Inc. ......................................           315         16,194
DaVita, Inc.+ ........................................           120          2,442
DENTSPLY International, Inc. .........................           102          4,686
Hillenbrand Industries, Inc. .........................           378         20,401
McKesson, Inc. .......................................         1,852         69,987
St. Jude Medical, Inc.+ ..............................         4,551        311,516
                                                                       ------------
                                                                          3,713,273
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 7.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
ITT Industries, Inc. .................................           552         24,730
Northrop Grumman Corp. ...............................           613         61,913
Raytheon Co. .........................................         4,440        154,290
Rockwell Collins, Inc. ...............................           792         11,246
Rockwell International Corp. .........................         1,025         15,047
Teledyne Technologies, Inc.+ .........................             1             16

BUSINESS SERVICES -- 1.8%
Allied Waste Industries, Inc.+ .......................           448          5,712
Deluxe Corp. .........................................           577         19,930
Donnelley (R.R.) & Sons Co. ..........................           838         22,668
Ecolab, Inc. .........................................            90          3,270
Fluor Corp. ..........................................           601         23,139
Global Industries Ltd.+ ..............................           358          1,951
Iron Mountain, Inc.+ .................................            87          3,606
Jacobs Engineering Group, Inc.+ ......................           108          6,739
Manpower, Inc. .......................................           676         17,799
Monsanto Co. .........................................           276          9,309
Pall Corp. ...........................................        11,580        225,231
ProLogis Trust .......................................         3,012         63,553
Quanta Services, Inc.+ ...............................            56            798
Republic Services, Inc., Class A+ ....................        13,951        226,006
Service Corp. International+ .........................         2,306         13,882
United Rentals, Inc.+ ................................           165          2,861
Viad Corp. ...........................................           598         11,470

ELECTRICAL EQUIPMENT -- 1.2%
Dover Corp. ..........................................         1,231         37,065
Energizer Holdings, Inc.+ ............................           598          9,939
Hubbell Inc., Class B ................................         9,184        267,805
Johnson Controls, Inc. ...............................           642         41,884
KEMET Corp.+ .........................................         3,623         59,635
UCAR International, Inc.+ ............................         5,890         52,421

MACHINERY -- 2.3%
Cooper Industries, Inc. ..............................           613         25,421
Cummins Engine Co., Inc. .............................           197          6,501
Danaher Corp. ........................................            71          3,350
Deere & Co. ..........................................         8,103        304,754
Ingersoll-Rand Co. ...................................         1,201         40,594

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Parker-Hannifin Corp. ................................         5,987   $    205,354
Pentair, Inc. ........................................           412         12,677
Precision Castparts Corp. ............................           441          9,790
Snap-on, Inc. ........................................        11,511        257,041

MULTI-INDUSTRY -- 0.2%
American Standard Cos., Inc.+ ........................            48          2,640
Avery Dennison Corp. .................................           407         19,255
Crane Co. ............................................           299          6,554
Teleflex, Inc. .......................................           234          8,749
Textron, Inc. ........................................           941         31,627

TRANSPORTATION -- 0.8%
AMR Corp.+ ...........................................         1,123         21,494
Burlington Northern Santa Fe Corp. ...................         2,697         72,145
CNF, Inc. ............................................           353          8,059
CSX Corp. ............................................         2,870         90,405
GATX Corp. ...........................................           350         11,774
Norfolk Southern Corp. ...............................         2,948         47,522
UAL Corp. ............................................           454          8,290
Union Pacific Corp. ..................................         1,100         51,590
                                                                       ------------
                                                                          2,639,501
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 5.4%
BROADCASTING & MEDIA -- 1.4%
A.H. Belo Corp. ......................................         3,016         48,377
Acxiom Corp.+ ........................................           421          3,957
Adelphia Communications Corp., Class A+ ..............           461         10,234
Cablevision Systems Corp.+ ...........................           611         25,014
Cablevision Systems Corp. -- Rainbow Media Group+ ....           304          6,156
Charter Communications, Inc., Class A+ ...............         1,016         12,578
Crown Castle International Corp.+# ...................         1,125         10,125
DoubleClick, Inc.+ ...................................         8,359         47,646
E.W. Scripps Co., Class A ............................           196         11,938
Emmis Communications Corp., Class A+ .................           171          2,466
Entercom Communications Corp.+ .......................           197          6,698
Entravision Common Corp. .............................           295          2,522
Harte-Hanks, Inc. ....................................           323          6,990
Hearst-Argyle Television, Inc.+ ......................            74          1,295
Hispanic Broadcasting Corp.+ .........................           336          5,410
Hollinger International, Inc. ........................           358          3,759
Insight Communications Co.+ ..........................           218          4,011
Interpublic Group Cos., Inc. .........................           269          5,488
Knight Ridder, Inc. ..................................           329         18,375
Lamar Advertising Co.+ ...............................           386         11,704
McClatchy Co., Class A ...............................           220          9,240
Media General, Inc., Class A .........................         3,160        137,018
Mediacom Communications Corp.+ .......................           136          1,772
Meredith Corp. .......................................           274          8,804
New York Times Co., Class A ..........................         1,115         43,518
Nextel Partners, Inc., Class A+ ......................           121            814

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Radio One, Inc.+ .....................................           363   $      4,189
Reader's Digest Association, Inc., Class A ...........           707         13,002
United States Cellular Corp. .........................           148          7,326
USA Networks, Inc.+ ..................................           313          5,628
Valassis Communications, Inc.+ .......................           379         12,094
Washington Post Co., Class B .........................            28         14,554
Westwood One, Inc.+ ..................................           543         12,082

ENTERTAINMENT PRODUCTS -- 0.2%
Brunswick Corp. ......................................           732         12,056
Callaway Golf Co. ....................................           524          6,707
Hasbro, Inc. .........................................         1,111         15,554
International Speedway Corp., Class A ................           102          3,553
Mattel, Inc. .........................................         3,179         49,783
Metro-Goldwyn-Mayer, Inc.+ ...........................            81          1,373

LEISURE & TOURISM -- 3.8%
Brinker International, Inc.+ .........................           647         15,282
CBRL Group, Inc. .....................................        23,352        513,043
Continental Airlines, Inc., Class B+ .................         1,531         22,965
Darden Restaurants, Inc. .............................         4,833        126,866
Delta Air Lines, Inc. ................................           850         22,397
Extended Stay America, Inc.+ .........................           642          9,290
Galileo International, Inc. ..........................           503         10,442
Harrah's Entertainment, Inc.+ ........................        13,813        373,089
Hilton Hotels Corp. ..................................         2,369         18,597
Interstate Hotels Corp.+ .............................             1              2
Mandalay Resort Group+ ...............................           351          5,697
Marriott International, Inc., Class A ................         1,179         39,379
MGM Mirage, Inc.+ ....................................           519         11,667
Northwest Airlines Corp.+ ............................           162          1,848
Outback Steakhouse, Inc.+ ............................           517         13,240
Park Place Entertainment Corp.+ ......................         2,311         16,940
Six Flags, Inc.+ .....................................           781          9,552
SkyWest, Inc. ........................................            85          1,421
Southwest Airlines Co. ...............................         2,472         36,684
Starwood Hotels & Resorts Worldwide, Inc. ............         3,051         67,122
Tricon Global Restaurants, Inc.+ .....................         2,242         87,931
US Airways Group, Inc.+ ..............................           287          1,335
Wendy's International, Inc. ..........................           570         15,191
                                                                       ------------
                                                                          2,023,790
                                                                       ------------

INFORMATION TECHNOLOGY -- 4.9%
COMMUNICATION EQUIPMENT -- 0.1%
3Com Corp.+ ..........................................         1,128          4,230
American Tower Corp., Class A+ .......................           852         11,834
Enterasys Networks Inc. ..............................           788          5,083
Metromedia Fiber Network, Inc., Class A ..............         3,030          1,030
ONI Systems Corp.+ ...................................           187            754
Palm, Inc.+ ..........................................           894          1,305
Sycamore Networks, Inc.+ .............................           442          1,538

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES -- 1.0%
At Home Corp., Series A+ .............................           806   $        121
Autodesk, Inc. .......................................           395         12,664
Ceridian Corp. .......................................         1,151         16,689
DST Systems, Inc.+ ...................................            60          2,595
EarthLink, Inc.+ .....................................           229          3,488
Intuit, Inc.+ ........................................           378         13,532
MarchFirst, Inc.+ ....................................           240              1
Maxtor Corp.+ ........................................           722          2,578
Network Associates, Inc.+ ............................           329          4,241
Sybase, Inc.+ ........................................        14,923        138,784
Synopsys, Inc.+ ......................................         4,007        160,720
Unisys Corp.+ ........................................         2,243         19,424

COMPUTERS & BUSINESS EQUIPMENT -- 1.9%
Apple Computer, Inc.+ ................................         2,739         42,482
Arrow Electronics, Inc.+ .............................         4,776         99,627
Avnet, Inc. ..........................................           773         14,061
Computer Sciences Corp.+ .............................         1,143         37,913
Diebold, Inc. ........................................           489         18,631
Gateway, Inc.+ .......................................         1,336          7,281
Ingram Micro, Inc., Class A+ .........................        14,583        188,121
Miller (Herman), Inc. ................................         7,305        142,228
NCR Corp.+ ...........................................           502         14,884
Pitney Bowes, Inc. ...................................         1,581         60,394
Quantum Corp.-DLT & Storage Systems+ .................         1,245         10,159
SanDisk Corp.+ .......................................           171          1,686
Steelcase, Inc., Class A .............................           583          7,328
Storage Technology Corp.+ ............................           359          4,506
Tech Data Corp.+ .....................................           356         13,493
Xerox Corp. ..........................................         5,404         41,881

COMPUTER SOFTWARE -- 0.0%
BMC Software, Inc.+ ..................................           742          9,423
Compuware Corp.+ .....................................         1,085          9,038

ELECTRONICS -- 1.3%
Advanced Micro Devices, Inc.+ ........................           854          6,960
Agere Systems, Inc.+ .................................           568          2,346
ALLETE, Inc. .........................................           638         16,358
American Power Conversion Corp.+ .....................         1,131         13,210
Amkor Technology, Inc.+ ..............................           179          1,883
Atmel Corp.+ .........................................         1,409          9,412
AVX Corp. ............................................           482          7,842
Cirrus Logic, Inc.+ ..................................            89            660
Conexant Systems, Inc.+ ..............................         1,209         10,035
Cypress Semiconductor Corp.+ .........................           261          3,878
Eaton Corp. ..........................................         2,126        125,881
Fairchild Semiconductor International, Inc.,
 Class A+ ............................................         4,955         79,528
Integrated Device Technology, Inc.+ ..................            85          1,710
LSI Logic Corp.+ .....................................         1,547         18,177
Molex, Inc. ..........................................           833         23,416
National Semiconductor Corp.+ ........................           778         17,155

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
SCI Systems, Inc.+ ...................................           492   $      8,856
Solectron Corp.+ .....................................         2,577         30,022
Tektronix, Inc.+ .....................................           625         10,931
Thermo Electron Corp.+ ...............................         1,375         24,819
Vishay Intertechnology, Inc.+ ........................         5,042         92,773
Vitesse Semiconductor Corp.+ .........................           146          1,132

INTERNET CONTENT -- 0.0%
CMGI, Inc.+ ..........................................         1,458          1,458
CNET Networks, Inc.+ .................................           359          1,544
KPMG Consulting, Inc.+ ...............................           198          2,140
RSA Security, Inc.+ ..................................           128          1,723
Ticketmaster Online-Citysearch, Inc., Class B ........           111          1,149

INTERNET SOFTWARE -- 0.3%
Ariba, Inc.+ .........................................           683          1,270
Openwave Systems, Inc.+ ..............................           892         11,373
Riverstone Networks, Inc.+ ...........................           404          2,121
Vignette Corp.+ ......................................           745          2,637
WebMD Corp.+ .........................................        21,214         90,372

TELECOMMUNICATIONS -- 0.3%
Acterna Corp.+ .......................................           352          1,119
ADC Telecommunications, Inc.+ ........................         5,071         17,698
Advanced Fibre Communication, Inc.+ ..................           236          3,448
Allegiance Telecom, Inc.+ ............................           113            340
Broadwing, Inc.+ .....................................         1,666         26,789
Citizens Communications Co.+ .........................         1,244         11,694
Harris Corp. .........................................           481         15,305
Infonet Services Corp.+ ..............................           196            421
Level 3 Communications, Inc.+ ........................           927          3,504
McLeodUSA, Inc., Class A+ ............................         2,904          2,236
NTL, Inc.+ ...........................................           929          2,880
PanAmSat Corp.+ ......................................           129          3,008
Telecorp PCS Inc., Class A+ ..........................           209          2,310
UTStarcom, Inc. ......................................           203          3,299
Williams Communications Group ........................         2,532          2,988
WorldCom, Inc.-MCI Group .............................           394          6,001
                                                                       ------------
                                                                          1,849,558
                                                                       ------------

MATERIALS -- 10.3%
CHEMICALS -- 5.3%
Air Products & Chemicals, Inc.@ ......................         1,606         61,959
Ashland, Inc. ........................................           512         19,738
Cabot Corp. ..........................................           434         17,317
Crompton Corp. .......................................        34,900        241,857
Eastman Chemical Co. .................................         4,075        147,922
Engelhard Corp. ......................................           977         22,569
FMC Corp.+ ...........................................           218         10,680
Great Lakes Chemical Corp. ...........................           231          5,105
Hercules, Inc. .......................................           616          5,082
IMC Global, Inc. .....................................        40,746        366,714

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Lubrizol Corp. .......................................           351   $     11,092
Lyondell Chemical Co. ................................           743          8,507
OM Group, Inc. .......................................           139          7,645
Potash Corp. of Saskatchewan, Inc. ...................         8,951        498,481
PPG Industries, Inc. .................................         2,568        117,486
Praxair, Inc. ........................................         1,178         49,476
Rohm & Haas Co. ......................................         1,216         39,836
Sherwin-Williams Co. .................................         1,113         24,731
Sigma-Aldrich Corp. ..................................           491         22,193
Solutia, Inc. ........................................        23,869        295,976
Valspar Corp. ........................................           412         13,777

FOREST PRODUCTS -- 3.4%
Bemis Co. ............................................           425         16,936
Boise Cascade Corp. ..................................           449         13,245
Bowater, Inc. ........................................           324         14,262
Georgia-Pacific Corp. (Timber Group) .................         4,565        165,344
Georgia-Pacific Group@ ...............................        12,459        358,695
Mead Corp. ...........................................           758         20,981
Packaging Corp. of America+ ..........................           211          3,260
Pactiv Corp.+ ........................................        28,981        419,935
Reynolds & Reynolds Co., Class A .....................           402          9,367
Sealed Air Corp.+ ....................................            30          1,095
Smurfit-Stone Container Corp.+ .......................         1,142         15,109
Sonoco Products Co. ..................................         8,322        195,567
Temple-Inland, Inc. ..................................           392         18,616
Westvaco Corp. .......................................           681         17,502
Willamette Industries, Inc. ..........................           633         28,479

METALS & MINERALS -- 1.6%
AK Steel Holding Corp. ...............................           520          4,394
Allegheny Technologies, Inc. .........................           536          7,145
Ball Corp. ...........................................         4,900        293,510
Homestake Mining Co. .................................           831          7,728
Lafarge Corp. ........................................           169          5,645
Martin Marietta Materials, Inc. ......................           387         15,136
Newmont Mining Corp. .................................           804         18,974
Nucor Corp. ..........................................         2,767        109,850
Phelps Dodge Corp. ...................................         1,974         54,285
Timken Co. ...........................................         2,200         30,140
USX-US Steel Group, Inc. .............................           829         11,589
Vulcan Materials Co. .................................           642         27,734
                                                                       ------------
                                                                          3,872,666
                                                                       ------------

REAL ESTATE -- 3.9%
REAL ESTATE COMPANIES -- 0.1%
AMB Property Corp. ...................................           488         11,956
Catellus Development Corp.+ ..........................           648         11,327
St. Joe Co. ..........................................           291          7,522

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS -- 3.8%
Apartment Investment & Management Co., Class A .......         2,355   $    106,587
Archstone Communities Trust ..........................           865         22,576
Arden Realty, Inc. ...................................           353          9,026
Avalonbay Communities, Inc.+ .........................           504         24,066
Boston Properties, Inc. ..............................         4,108        156,638
CarrAmerica Realty Corp. .............................           484         14,501
Crescent Real Estate Equities Co. ....................           608         13,042
Duke-Weeks Realty Corp. ..............................         6,989        165,569
Equity Office Properties Trust@ ......................         3,035         97,120
Equity Residential Properties Trust ..................         2,417        141,153
General Growth Properties, Inc. ......................           449         15,612
Health Care Property Investors, Inc. .................         3,704        142,419
Healthcare Realty Trust, Inc. ........................        13,600        346,800
Hospitality Properties Trust .........................           402          9,680
Host Marriott Corp. ..................................         2,070         14,593
iStar Financial, Inc. ................................           643         15,882
Kimco Realty Corp. ...................................           318         15,439
Liberty Property Trust ...............................           482         13,829
Mack-Cali Realty Corp. ...............................           273          8,463
New Plan Excel Realty Trust ..........................           726         12,415
Plum Creek Timber Co., Inc. ..........................           330          8,814
Public Storage, Inc. .................................           694         23,180
Rouse Co. ............................................           507         12,254
Simon Property Group, Inc. ...........................           864         23,250
Vornado Realty Trust .................................           374         14,848
                                                                       ------------
                                                                          1,458,561
                                                                       ------------

UTILITIES -- 12.0%
ELECTRIC UTILITIES -- 9.5%
Allegheny Energy, Inc. ...............................           907         33,287
Alliant Energy Corp. .................................           553         17,309
Ameren Corp. .........................................         8,261        317,222
American Electric Power Co., Inc. ....................         2,448        105,827
Black Hills Corp. ....................................           145          4,425
Capstone Turbine Corp. ...............................           161            972
Cinergy Corp. ........................................         1,105         34,111
CMS Energy Corp. .....................................           997         19,940
Conectiv, Inc. .......................................           574         13,489
Consolidated Edison, Inc. ............................         1,486         60,510
Constellation Energy Group, Inc. .....................         9,364        226,609
DPL, Inc. ............................................           960         23,347
DTE Energy Co. .......................................         1,137         48,948
Edison International .................................         2,292         30,163
Energy East Corp. ....................................        20,106        404,332
Entergy Corp. ........................................         5,811        206,639
Exelon Corp. .........................................         1,276         56,910
FirstEnergy Corp. ....................................        13,532        486,475
FPL Group, Inc. ......................................         1,304         69,829
GPU, Inc. ............................................           835         33,701
IDACORP, Inc. ........................................           264          9,441

----------------
146

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Kansas City Power & Light Co. ........................           379   $      9,888
Niagara Mohawk Holdings, Inc.+ .......................         6,416        108,879
NiSource, Inc.+ ......................................         1,659         35,366
Northeast Utilities ..................................        18,044        337,964
NSTAR ................................................           444         18,604
OGE Energy Corp. .....................................           537         11,744
Pacific Gas & Electric Corp. .........................         3,000         45,600
Pinnacle West Capital Corp. ..........................           633         25,130
Potomac Electric Power Co. ...........................           798         17,524
PPL Corp. ............................................         1,011         32,959
Progress Energy, Inc. ................................         1,575         67,709
Progress Energy, Inc. (CVO)+(1) ......................           285              0
Public Service Enterprise Group, Inc. ................         1,551         65,995
Puget Energy Inc. ....................................           503         10,810
Reliant Energy, Inc. .................................         2,800         73,696
SCANA Corp. ..........................................           833         21,142
Sempra Energy ........................................         1,432         35,442
TECO Energy, Inc.+ ...................................        12,357        334,875
UtiliCorp United, Inc. ...............................           830         23,248
Western Resources, Inc. ..............................           486          8,043
Wisconsin Energy Corp. ...............................           853         19,192
Xcel Energy, Inc. ....................................         2,281         64,210

GAS & PIPELINE UTILITIES -- 2.4%
American Water Works, Inc. ...........................           590         23,305
Aquila Inc.+ .........................................           144          3,139
Dynegy, Inc., Class A ................................         8,130        281,705
KeySpan Corp. ........................................         7,840        260,602
Kinder Morgan, Inc. ..................................           473         23,276
Louis Dreyfus Natural Gas Corp.+ .....................           138          5,368
MDU Resources Group, Inc. ............................           446         10,423
National Fuel Gas Co. ................................           681         15,684
NICOR, Inc. ..........................................           347         13,446
Questar Corp. ........................................           435          8,778
Southwest Gas Corp. ..................................        11,900        252,280
Vectren Corp. ........................................           472         10,568

TELEPHONE -- 0.1%
CenturyTel, Inc. .....................................           981         32,864
Telephone & Data Systems, Inc. .......................           181         17,068
                                                                       ------------
                                                                          4,530,012
                                                                       ------------
TOTAL COMMON STOCK (cost $35,844,113).................                   35,090,891
                                                                       ------------

WARRANTS -- 0.0%+
                                                          WARRANTS
------------------------------------------------------------------------------------
FINANCE -- 0.0%
BANKS -- 0.0%
Dime Bancorp, Inc. (cost $180) .......................           512            128
                                                                       ------------

                                                                ----------------

RIGHTS -- 0.0%+
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 0.0%
INSURANCE -- 0.0%
CNA Financial Corp. 9/14/01 (cost $115)...............            27   $          2
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $35,844,408)........                   35,091,021
                                                                       ------------

SHORT-TERM SECURITIES -- 0.1%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 3.42% due 10/18/01@ .....  $     10,000          9,984
United States Treasury Bills 3.43% due 10/18/01@ .....        40,000         39,935
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $49,919)............                       49,919
                                                                       ------------

REPURCHASE AGREEMENTS -- 7.4%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.4%
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $512,085 and
 collateralized by $485,000 of U.S. Treasury Bonds,
 bearing interest at 6.25%, due 8/15/02 and having an
 approximate value of $522,574 .......................       512,000        512,000
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 3.05%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $936,238 and
 collateralized by $965,000 of U.S. Treasury Bills,
 bearing interest at 2.33%, due 12/27/01 and having an
 approximate value of $958,969 .......................       936,000        936,000
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $1,325,221 and
 collateralized by $1,150,000 of U.S. Treasury Bonds,
 bearing interest at 6.75%, due 8/15/26 and having an
 approximate value of $1,352,265 .....................     1,325,000      1,325,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,773,000).........                    2,773,000
                                                                       ------------

TOTAL INVESTMENTS -- (cost $38,667,327)                        100.8%    37,913,940
Liabilities in excess of other assets --                        (0.8)      (301,279)
                                                               -----   ------------
NET ASSETS --                                                  100.0%  $ 37,612,661
                                                               =====   ============

-------------
+  Non-income producing security
# Security represents an investment in an affiliated company; See Note 8
ADR -- American Depositary Receipt
(1) Fair value security; See Note 2
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------
                                                                                       VALUE AS OF
NUMBER OF                                                 EXPIRATION      VALUE AT    SEPTEMBER 30,    UNREALIZED
CONTRACTS               DESCRIPTION                          DATE        TRADE DATE       2001        APPRECIATION
------------------------------------------------------------------------------------------------------------------
       12 Long          Standard & Poors 500 Index      September 2001    $602,921      $626,220        $23,299
                                                                                                        =======

See Notes to Financial Statements

----------------
148

------------------

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 87.6%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.8%
APPAREL & TEXTILES -- 2.1%
Cutter & Buck, Inc.+ .................................         2,300   $      8,487
Fossil, Inc.+ ........................................           159          2,498
G & K Services, Inc., Class A ........................         4,421        117,378
Genesco, Inc.+ .......................................           237          3,851
Guess?, Inc.+ ........................................            23            148
Gymboree Corp.+ ......................................           441          2,867
K-Swiss, Inc., Class A ...............................           135          3,314
Kellwood Co. .........................................           386          7,141
Kenneth Cole Productions, Inc., Class A+ .............            56            708
Nautica Enterprises, Inc.+ ...........................           431          5,103
Oshkosh B' Gosh, Inc., Class A .......................            96          2,496
Phillips-Van Heusen Corp. ............................           200          1,980
Quiksilver, Inc.+ ....................................         6,322         78,077
Russell Corp. ........................................           403          5,533
Skechers U.S.A., Inc., Class A+ ......................           158          1,845
Stride Rite Corp. ....................................           871          5,444
Tarrant Apparel Group, Inc.+ .........................         4,100         18,450
Timberland Co., Class A+ .............................         6,500        176,150
Tropical Sportswear International Corp.+ .............         2,300         38,985
Unifi, Inc.+ .........................................           746          6,117
Vans, Inc.+ ..........................................         3,646         41,893
WestPoint Stevens, Inc. ..............................           249            441
Wolverine World Wide, Inc. ...........................           485          6,518

AUTOMOTIVE -- 0.9%
American Axle & Manufacturing Holdings, Inc.+ ........         4,900         62,475
ANC Rental Corp.+ ....................................           912            474
ArvinMeritor, Inc. ...................................           934         13,347
Bandag, Inc. .........................................           100          2,735
BorgWarner, Inc. .....................................           325         13,098
Coachmen Industries, Inc. ............................           100            900
Collins & Aikman Corp.+ ..............................         1,516          9,323
Cooper Tire & Rubber Co. .............................           781         11,121
CSK Auto Corp.+ ......................................           736          4,600
Donaldson Co., Inc. ..................................           468         13,488
Dura Automotive Systems, Inc.+ .......................           246          1,771
Exide Technologies Corp. .............................           496          1,865
Federal-Mogul Corp. ..................................           743            483
Fleetwood Enterprises, Inc. ..........................           411          4,595
Group 1 Automotive, Inc.+ ............................           236          6,266
IMPCO Technologies, Inc.+ ............................           116          1,350
Midas, Inc. ..........................................           100            990
Modine Manufacturing Co. .............................           332          8,161
O'Reilly Automotive, Inc.+ ...........................           503         14,411
Pennzoil-Quaker State Co. ............................         1,029         11,504
Pep Boys-Manny, Moe & Jack ...........................           650          7,183
Polaris Industries, Inc. .............................           290         11,130

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Ryder System, Inc. ...................................           587   $     11,734
Skyline Corp. ........................................           100          2,670
Sonic Automatic, Inc.+ ...............................           324          4,406
Superior Industries International, Inc. ..............           248          8,236
Thor Industries, Inc. ................................            82          2,239
Tower Automotive, Inc.+ ..............................           587          4,209
United Auto Group, Inc.+ .............................            88          1,464
Winnebago Industries, Inc. ...........................           196          4,204

HOUSING -- 2.5%
American Woodmark Corp. ..............................            96          2,818
Applica, Inc.+ .......................................           149          1,259
Bassett Furniture Industries, Inc. ...................           301          4,205
Beazer Homes USA, Inc.+ ..............................           685         33,291
Bush Industries, Inc., Class A .......................           100            883
Champion Enterprises, Inc.+ ..........................         8,514         59,172
Clayton Homes, Inc. ..................................         5,800         70,760
Cost Plus, Inc.+ .....................................         1,839         33,764
Crossmann Communities, Inc. ..........................         2,981         78,311
Dal-Tile International, Inc.+ ........................           692         10,650
Fedders Corp. ........................................           372          1,451
Furniture Brands International, Inc.+@ ...............           676         13,168
Genlyte Group, Inc.+ .................................           106          3,074
Haverty Furniture Cos., Inc. .........................           184          1,812
Hovnanian Enterprises, Inc., Class A+ ................           234          2,698
KB HOME ..............................................           564         16,023
Kimball International, Inc., Class B .................           445          5,856
La-Z-Boy, Inc. .......................................           671         10,595
Libbey, Inc. .........................................           198          6,386
M.D.C. Holdings, Inc. ................................         2,143         59,404
M/I Schottenstein Homes, Inc. ........................           103          3,481
Meritage Corp.+ ......................................            67          2,479
Metromedia International Group, Inc.+ ................         1,286          1,543
National Presto Industries, Inc. .....................           122          3,282
NCI Building Systems, Inc.+ ..........................           265          3,048
NVR, Inc.+ ...........................................            74         10,398
Oneida Ltd. ..........................................           100          1,435
Palm Harbor Homes, Inc.+ .............................           268          5,012
Pier 1 Imports, Inc. .................................         1,471         12,209
Pulte Corp. ..........................................           600         18,390
Quaker Fabric Corp.+ .................................           241          1,759
Rent-Way, Inc.+ ......................................           399          2,095
Ryland Group, Inc. ...................................           190          9,061
Schuler Homes, Inc., Class A+ ........................           451          5,480
SLI, Inc. ............................................         5,400         13,986
Standard Pacific Corp. ...............................         2,998         58,491
Stanley Furniture, Inc.+ .............................           142          3,425
Toll Brothers, Inc.+ .................................           311          9,227
Toro Co. .............................................           179          7,536
Williams-Sonoma, Inc.+ ...............................         1,700         40,477

----------------
150

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL -- 3.3%
7-Eleven, Inc.+ ......................................           406   $      3,918
99 Cents Only Stores+ ................................           355         11,484
Abercrombie & Fitch Co., Class A+ ....................         1,600         28,144
Action Performance Cos., Inc.+ .......................           190          3,460
Advanced Marketing Services, Inc. ....................           159          2,441
American Eagle Outfitters, Inc.+ .....................         2,100         41,790
AnnTaylor Stores Corp.+ ..............................           272          5,962
Apogee Enterprises, Inc. .............................           431          5,560
Boyds Collection Ltd.+ ...............................           737          6,080
Brown Shoe Co., Inc. .................................           220          2,497
Buckle, Inc.+ ........................................           101          1,667
Burlington Coat Factory Warehouse Corp. ..............           181          2,552
Casey's General Stores, Inc. .........................           564          6,706
Cato Corp., Class A ..................................           234          3,501
Charlotte Russe Holding, Inc.+ .......................           215          2,793
Charming Shoppes, Inc.+ ..............................         1,269          6,231
Chico's FAS, Inc.+ ...................................           328          7,724
Children's Place Retail Stores, Inc.+ ................         3,419         61,303
Christopher & Banks Corp.+ ...........................           143          4,306
Circuit City Stores, Inc.+ ...........................           278          3,128
Claire's Stores, Inc. ................................           554          7,008
Coldwater Creek, Inc.+ ...............................            42            769
Cole National Corp., Class A+ ........................           204          2,707
dELiA*s Corp., Class A+ ..............................         6,497         34,694
Dillard's, Inc., Class A .............................           769         10,128
Dress Barn, Inc.+ ....................................           214          4,772
Duane Reade, Inc.+ ...................................           146          4,380
Electronics Boutique Holdings Corp.+ .................           109          2,938
Factory 2-U Stores, Inc.+ ............................           170          2,380
Finish Line, Inc., Class A+ ..........................           299          3,244
Footstar, Inc.+ ......................................           297         10,276
Fred's, Inc. .........................................           179          4,690
Friedman's, Inc., Class A ............................           370          2,612
GenesisIntermedia, Inc.+ .............................           114            673
Green Mountain Coffee, Inc.+ .........................            87          2,005
Guitar Center, Inc.+ .................................           259          3,082
Hancock Fabrics, Inc. ................................           310          2,542
Hollywood Entertainment Corp.+ .......................           589          6,921
Hot Topic, Inc.+ .....................................           326          8,183
Ingles Markets, Inc., Class A ........................           100          1,200
InterTAN, Inc.+ ......................................           268          2,104
J. Jill Group, Inc.+ .................................         1,967         24,587
Lands' End, Inc.+ ....................................           126          3,641
Linens' N Things, Inc.+ ..............................           575         10,683
Longs Drug Stores Corp. ..............................           406         11,043
Marine Products Corp. ................................            60            246
Martha Stewart Living Omnimedia, Inc., Class A+ ......         5,280         78,672
Michaels Stores, Inc.+@ ..............................           398         14,543
Movado Group, Inc. ...................................           149          2,310
Movie Gallery, Inc.+ .................................           121          2,508
MSC Industrial Direct Co., Inc., Class A+ ............         7,175        114,298
Nu Skin Enterprises, Inc., Class A ...................           608          4,742

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
OfficeMax, Inc.+ .....................................         1,555   $      4,743
Pacific Sunwear of California+ .......................         4,276         58,795
Pathmark Stores, Inc.+ ...............................           453         10,781
PC Connection, Inc.+ .................................            50            387
PETsMART, Inc.+ ......................................         1,748         12,306
Pricesmart, Inc.+ ....................................            69          2,415
Rare Hospitality International, Inc.+ ................           345          5,361
Regis Corp. ..........................................           536         11,235
Ruddick Corp. ........................................           357          5,462
School Specialty, Inc.+ ..............................           160          4,890
ShopKo Stores, Inc.+ .................................           200          1,658
Smart & Final, Inc.+ .................................           163          1,659
Spartan Stores, Inc.+ ................................           311          3,794
Spiegel, Inc., Class A ...............................           165          1,163
Stein Mart, Inc.+ ....................................           230          1,886
Steven Madden Ltd.+ ..................................           156          1,583
Talbots, Inc. ........................................           800         17,960
TBC Corp.+ ...........................................           314          3,102
The Men's Wearhouse, Inc.+ ...........................           534          9,655
The Topps Co., Inc.+ .................................           582          5,587
Too, Inc.+ ...........................................           403          8,459
Trans World Entertainment Corp.+ .....................           237          1,832
Tuesday Morning Corp.+ ...............................           100            918
Tweeter Home Entertainment Group, Inc.+ ..............           182          2,482
Ultimate Electronics, Inc.+ ..........................           131          2,273
Value City Department Stores, Inc.+ ..................           100            344
Wet Seal, Inc., Class A+ .............................           142          2,614
Whole Foods Market, Inc.+ ............................         2,100         65,961
Wild Oats Markets, Inc.+ .............................           285          2,263
Wilsons The Leather Experts, Inc.+ ...................           193          1,745
Zale Corp.+ ..........................................           360          9,533
                                                                       ------------
                                                                          2,262,924
                                                                       ------------
CONSUMER STAPLES -- 2.5%
FOOD, BEVERAGE & TOBACCO -- 1.7%
American Italian Pasta Co., Class A+ .................           267         11,548
American States Water Co. ............................            73          2,701
Constellation Brands, Inc., Class A+ .................         2,500        104,150
Corn Products International, Inc. ....................           439         12,613
Dean Foods Co. .......................................           441         20,396
Del Monte Foods Co.+ .................................           400          3,080
DIMON, Inc. ..........................................           595          3,421
Dole Food Co. ........................................           632         13,525
Dreyer's Grand Ice Cream, Inc. .......................           241          7,001
Farmer Brothers Co. ..................................            12          2,640
Fleming Cos., Inc.@ ..................................           542         15,989
Flowers Foods, Inc.+ .................................           253          9,171
Great Atlantic & Pacific Tea Co., Inc. ...............           296          4,236
Hain Celestial Group, Inc.+ ..........................           314          5,781
International Multifoods Corp. .......................           300          5,730
Interstate Bakeries Corp. ............................           386          9,843
Ionics, Inc.+ ........................................           482         10,657

----------------
152

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Lance, Inc. ..........................................           271   $      3,596
Nash Finch Co. .......................................           194          6,615
Performance Food Group Co.+ ..........................         2,564         73,151
Pilgrim's Pride Corp., Class B .......................           100          1,380
Purina Mills, Inc.+ ..................................           109          2,420
Ralcorp Holdings, Inc.+ ..............................           395          7,687
Riviana Foods, Inc. ..................................           100          1,733
Robert Mondavi Corp., Class A+ .......................           129          4,592
Russ Berrie & Co., Inc. ..............................           141          3,751
Sensient Technologies Corp. ..........................           572         10,656
Smucker (J.M.) Co. ...................................           200          5,130
Standard Commercial Corp. ............................           192          3,158
Suiza Foods Corp.+ ...................................           357         22,541
Triarc Cos., Inc.+ ...................................           191          4,412
United Natural Foods, Inc.+ ..........................         1,466         26,652
Universal Corp. ......................................           361         12,047
Vector Group Ltd. ....................................           281         12,027

HOUSEHOLD PRODUCTS -- 0.8%
American Greetings Corp., Class A ....................           875         11,585
Blyth, Inc. ..........................................           354          7,041
Carter-Wallace, Inc. .................................           185          3,780
Church & Dwight, Inc. ................................           458         11,839
CSS Industries, Inc.+ ................................           150          3,795
Dial Corp. ...........................................         1,148         18,999
Elizabeth Arden, Inc.+ ...............................         4,654         59,432
Herbalife International, Inc., Class A ...............           100          1,010
Nature's Sunshine Products, Inc. .....................           351          4,019
NBTY, Inc.+ ..........................................           553          7,278
Playtex Products, Inc.+ ..............................           416          4,222
Rayovac Corp.+ .......................................           228          3,477
Salton, Inc.+ ........................................           129          1,104
Tupperware Corp. .....................................           749         14,935
WD-40 Co. ............................................           277          5,692
Yankee Candle Co., Inc.+ .............................         3,137         53,643
                                                                       ------------
                                                                            655,881
                                                                       ------------
ENERGY -- 4.1%
ENERGY SERVICES -- 0.9%
Atwood Oceanics, Inc.+ ...............................           180          4,680
CAL Dive International, Inc.+ ........................         2,777         46,265
CARBO Ceramics, Inc. .................................           110          3,047
Chiles Offshore, Inc.+ ...............................           202          4,080
Global Marine, Inc.+ .................................         2,300         32,200
Grant Prideco, Inc.+ .................................         2,200         13,398
Grey Wolf, Inc.+ .....................................         5,415          9,747
Gulf Islands Fabrication, Inc.+ ......................           114            971
Hydril Co.+ ..........................................           144          2,006
Key Energy Services, Inc.+ ...........................         1,045          6,646
Lufkin Industries, Inc. ..............................           127          2,911
Nabors Industries, Inc.+ .............................         1,800         37,746
OSCA, Inc.+ ..........................................           151          2,341

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Parker Drilling Co.+ .................................           927   $      2,855
RPC, Inc. ............................................           100          1,243
SEACOR SMIT, Inc.+ ...................................           198          7,069
Superior Energy Services, Inc.+ ......................           426          2,513
Syntroleum Corp.+ ....................................           404          1,895
Tetra Technologies, Inc.+ ............................           203          3,536
Universal Compression Holdings, Inc.+ ................           234          5,265
W-H Energy Services, Inc.+ ...........................           332          4,668
Weatherford International, Inc.+ .....................         1,000         25,510

ENERGY SOURCES -- 3.2%
3TEC Energy Corp.+ ...................................           241          3,434
Apache Corp. .........................................           900         38,700
Arch Coal, Inc. ......................................         3,600         56,160
Berry Petroleum Co., Class A .........................           200          3,090
Cabot Oil & Gas Corp., Class A .......................           304          6,065
Calgon Carbon Corp. ..................................           223          1,697
Callon Petroleum Co.+ ................................           388          2,638
Chesapeake Energy Corp.+ .............................         2,007         11,340
Clayton Williams Energy, Inc.+ .......................            63            587
Comstock Resources, Inc.+ ............................           780          4,633
Core Laboratories N.V.+ ..............................         3,800         48,868
Denbury Resources, Inc.+ .............................           314          2,603
Devon Energy Corp. ...................................         1,200         41,280
Diamond Offshore Drilling, Inc. ......................         1,900         47,918
EEX Corp.+ ...........................................           305            427
Energy Partners Ltd.+ ................................           158          1,103
Evergreen Resources, Inc.+ ...........................         2,858         97,029
Exco Resources, Inc.+ ................................         3,100         46,500
Frontier Oil Corp. ...................................           325          5,574
FuelCell Energy, Inc.+ ...............................           576          8,531
Holly Corp. ..........................................           158          2,857
Houston Exploration Co.+ .............................            95          2,356
KCS Energy, Inc.+ ....................................           441          1,557
Key Production Co., Inc.+ ............................           230          2,657
Magnum Hunter Resources, Inc.+ .......................           708          6,719
McMoRan Exploration Co.+ .............................           133            725
Meridian Resource Corp.+ .............................           230            748
Nuevo Energy Co.+ ....................................           258          3,599
Patina Oil & Gas Corp. ...............................         1,585         36,455
Penn Virginia Corp. ..................................           138          3,885
Petroquest Energy, Inc.+ .............................           414          2,082
Plains Resources, Inc.+ ..............................           286          7,436
Prima Energy Corp.+ ..................................           973         21,552
Proton Energy Systems, Inc.+ .........................           454          2,138
Pure Resources, Inc.+ ................................           265          4,227
Quicksilver Resources, Inc.+ .........................           164          2,230
Range Resources Corp.+ ...............................           578          2,745
Remington Oil & Gas Corp.+ ...........................         1,763         23,078
Spinnaker Exploration Co.+ ...........................           201          7,111
St. Mary Land & Exploration Co. ......................           381          6,069
Stone Energy Corp.+ ..................................         1,540         49,588
Swift Energy Co.+ ....................................           247          5,093

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154

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Tesoro Petroleum Corp.+ ..............................           292   $      3,475
Tom Brown, Inc.+ .....................................           437          9,133
Unit Corp.+ ..........................................         2,144         19,039
Vintage Petroleum, Inc. ..............................         7,934        125,754
Westport Resources Corp.+ ............................           412          6,056
XTO Energy, Inc. .....................................         2,950         41,152
                                                                       ------------
                                                                          1,048,285
                                                                       ------------
FINANCE -- 8.1%
BANKS -- 4.1%
1st Source Corp. .....................................           110          2,365
Alabama National Bancorp .............................           116          3,828
AMCORE Financial, Inc. ...............................           376          8,543
American Financial Holdings, Inc. ....................           399          9,795
Anchor Bancorp Wisconsin, Inc. .......................           399          6,623
Andover Bancorp, Inc. ................................           124          6,329
Area Bancshares Corp. ................................           150          2,550
BancFirst Corp. ......................................           106          3,625
BancFirst Ohio Corp. .................................           173          3,780
BancorpSouth, Inc. ...................................         1,061         16,339
Bank Mutual Corp. ....................................           296          4,766
BankAtlantic Bancorp, Inc., Class A ..................           425          4,293
Bankunited Financial Corp., Class A+ .................           280          4,108
Banner Corp. .........................................           210          4,057
Bay View Capital Corp.+ ..............................           809          5,663
BOK Financial Corp.+ .................................           136          4,106
Boston Private Financial Holdings, Inc. ..............           219          4,273
Brookline Bancorp, Inc. ..............................           100          1,500
BSB Bancorp, Inc. ....................................           157          3,653
Capitol Federal Financial ............................           255          4,873
Cathay Bancorp, Inc. .................................           121          6,521
CCBT Financial Cos., Inc. ............................           125          3,128
Centennial Bancorp ...................................           383          2,888
CFS Bancorp, Inc. ....................................           339          5,041
Chemical Financial Corp. .............................           236          6,407
Citizens Banking Corp. ...............................           609         19,537
CityBank .............................................           109          2,666
City Holding Co. .....................................           311          3,110
Colonial BancGroup, Inc. .............................         1,409         18,035
Columbia Banking Systems, Inc.+ ......................           236          3,233
Commercial Federal Corp.@ ............................           679         16,479
Commonwealth Bancorp, Inc. ...........................           215          4,433
Community Bank Systems, Inc. .........................           155          4,263
Community Banks, Inc. ................................           131          3,196
Community First Bankshares, Inc. .....................           526         12,635
Community Trust Bancorp, Inc. ........................           192          4,589
Connecticut Bancshares, Inc. .........................            60          1,326
CORUS Bankshares, Inc. ...............................            99          4,450
CVB Financial Corp. ..................................           357          7,676
Dime Community Bancshares, Inc. ......................           265          6,710
Downey Financial Corp. ...............................           217          9,576
East West Bancorp, Inc. ..............................           335          7,836

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
F&M Bancorp ..........................................           100   $      2,620
Farmers Capital Bank Corp. ...........................           110          4,116
Fidelity Bankshares, Inc. ............................           351          4,686
Financial Institutions, Inc. .........................           134          3,141
First Bancorp ........................................           238          6,155
First Busey Corp......................................           216          4,264
First Charter Corp. ..................................           387          6,327
First Citizens BancShares, Inc., Class A .............            92          7,653
First Commonwealth Financial Corp. ...................           993         12,363
First Community Bancshares, Inc. .....................           115          3,634
First Essex Bancorp, Inc. ............................           136          3,570
First Federal Capital Corp. ..........................           225          3,353
First Financial Bancorp ..............................           406          6,297
First Financial Bankshares, Inc. .....................           142          4,193
First Financial Corp. ................................            85          3,393
First Financial Holdings, Inc. .......................           180          4,131
First Indiana Corp. ..................................           100          2,060
First Merchants Corp. ................................           233          5,359
First Midwest Bancorp, Inc.@ .........................           547         18,478
First Niagara Financial Group, Inc. ..................           292          4,634
First Place Financial Corp. ..........................           233          3,327
First Republic Bank+ .................................            52          1,193
FirstFed Financial Corp.+ ............................           200          5,200
Flagstar Bancorp, Inc. ...............................           178          4,112
Flushing Financial Corp. .............................           244          3,928
Frontier Financial Corp. .............................           152          4,180
GBC Bancorp ..........................................           163          5,089
German American Bancorp ..............................           255          4,195
Glacier Bancorp, Inc. ................................           185          3,515
Gold Banc Corp., Inc. ................................           622          4,845
Greater Bay Bancorp ..................................           546         12,705
Hancock Holding Co. ..................................           100          4,058
Harbor Florida Bancshares, Inc. ......................           372          6,648
Harleysville National Corp. ..........................           184          3,956
Hibernia Corp., Class A ..............................         6,900        112,815
Independence Community Bank Corp. ....................           617         13,407
Independent Bank Corp. ...............................           203          3,309
Independent Bank Corp. Michigan ......................           210          5,481
Integra Bank Corp. ...................................           321          7,383
International Bancshares Corp. .......................           220          8,470
Lakeland Bancorp, Inc. ...............................           300          4,185
Local Financial Corp.+ ...............................           351          4,693
MAF Bancorp, Inc. ....................................           235          6,735
Main Street Banks, Inc. ..............................           170          3,058
Mid-State Bancshares .................................           200          3,414
MidAmerica Bancorp ...................................           181          4,543
Mississippi Valley Bankshares, Inc. ..................            82          3,116
National City Corp. ..................................         3,000         89,850
National Penn Bancshares, Inc. .......................           184          4,324
NBT Bancorp, Inc. ....................................           429          6,135
New York Community Bancorp, Inc.@ ....................         1,101         25,554
Northwest Bancorp, Inc. ..............................           249          2,492

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
OceanFirst Financial Corp. ...........................           150   $      3,765
Old Second Bancorp, Inc. .............................             5            170
Omega Financial Corp. ................................           121          3,753
Oriental Financial Group, Inc. .......................           100          2,015
Pacific Capital Bancorp ..............................           355         10,284
Pacific Northwest Bancorp ............................           100          2,035
Park National Corp. ..................................           175         16,931
Peoples Holding Co. ..................................            91          3,048
PFF Bancorp, Inc. ....................................           237          6,518
Port Financial Corp. .................................           180          4,298
Promistar Financial Corp. ............................           287          6,607
Provident Bankshares Corp. ...........................           369          7,638
Quaker City Bancorp, Inc.+ ...........................           114          3,419
R&G Financial Corp., Class B .........................           100          1,720
Republic Bancorp, Inc. ...............................           755         10,804
Riggs National Corp. .................................           237          3,674
S&T Bancorp, Inc. ....................................           387          9,056
S.Y. Bancorp, Inc. ...................................            89          2,848
Sandy Spring Bancorp, Inc. ...........................           115          4,564
Second Bancorp, Inc. .................................           204          4,182
Silicon Valley Bancshares, Inc.+@ ....................           569         11,494
Simmons First National Corp., Class A ................           108          3,858
SJNB Financial Corp. .................................            70          2,923
South Financial Group, Inc. ..........................           586          9,282
Southwest Bancorp of Texas, Inc.+ ....................           342         10,174
Staten Island Bancorp, Inc. ..........................           467         11,512
Sterling Bancorp .....................................            24            690
Sterling Financial Corp. .............................           191          4,078
Student Loan Corp. ...................................            49          3,455
Suffolk Bancorp ......................................           101          4,439
Susquehanna Bancshares, Inc. .........................           562         12,504
Texas Regional Bancshares, Inc., Class A .............           215          7,347
The Trust Co. of New Jersey ..........................           366          9,187
Tompkins Trustco, Inc. ...............................           161          6,118
TrustCo Bank Corp. NY ................................           728         10,003
U.S.B. Holding Co., Inc. .............................           105          1,559
UCBH Holdings, Inc. ..................................           274          7,995
Umpqua Holdings Corp. ................................           320          3,952
UNB Corp. ............................................           163          2,774
United Bankshares, Inc. ..............................           573         15,471
W Holding Co., Inc. ..................................           483          6,762
Washington Trust Bancorp, Inc. .......................           176          3,256
Waypoint Financial Corp. .............................           554          7,329
WesBanco, Inc. .......................................           131          2,817
West Coast Bancorp ...................................           325          4,388
Westamerica Bancorp@ .................................           442         15,934
Westcorp .............................................           156          2,675
Whitney Holding Corp.@ ...............................           353         15,179
Wintrust Financial Corp. .............................           151          4,689

FINANCIAL SERVICES -- 2.9%
Acacia Research Corp.+ ...............................           166          1,526
Actrade Financial Technologies Ltd.+ .................           122          2,241

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Advanta Corp., Class A ...............................           332   $      3,121
Affiliated Managers Group, Inc.+@ ....................           317         18,009
Alfa Corp. ...........................................           524         11,570
American Capital Strategies Ltd. .....................           337          9,230
Bank of Granite Corp. ................................           245          5,441
Bank United Corp.+ ...................................           245             66
BKF Capital Group, Inc.+ .............................            91          2,457
Cash America International, Inc. .....................           242          2,202
Century Business Services, Inc.+ .....................         1,111          2,778
Charter Municipal Mortgage Acceptance Co. ............           490          7,825
Chittenden Corp. .....................................           391          9,938
Clark/Bardes, Inc.+ ..................................           143          3,083
CompuCredit Corp.+ ...................................         3,860         28,139
CPB, Inc. ............................................           158          4,994
Credit Acceptance Corp.+ .............................           254          2,220
Doral Financial Corp. ................................           502         19,478
DVI, Inc.+ ...........................................           100          1,699
F.N.B. Corp. .........................................           253          6,616
Federal Agricultural Mortgage Corp., Class C+ ........         1,360         45,397
Financial Federal Corp.+ .............................           100          2,450
FINOVA Group, Inc. ...................................         1,135          1,271
First Sentinel Bancorp, Inc. .........................           400          4,708
Friedman, Billings, Ramsey Group, Inc., Class A+ .....           152            775
Gabelli Asset Management, Inc., Class A+ .............            95          3,500
Hudson United Bancorp@ ...............................           630         17,476
IndyMac Bancorp, Inc.+@ ..............................         1,764         47,822
Insignia Financial Group, Inc.+ ......................           100          1,050
Instinet Group, Inc.+ ................................         3,100         30,349
Interactive Data Corp. ...............................           549          7,192
Jefferies Group, Inc. ................................           360         11,880
Medallion Financial Corp. ............................           229          1,889
Metris Cos., Inc. ....................................         1,900         47,025
National Processing, Inc.+ ...........................           129          3,612
NCO Group, Inc.+ .....................................         2,955         40,424
NCO Portfolio Management, Inc.+ ......................             1              6
NextCard, Inc.+ ......................................         2,097         13,358
Ocwen Financial Corp.+ ...............................           642          4,629
Paychex, Inc. ........................................         2,800         88,228
Raymond James Financial, Inc. ........................           548         14,878
Resource America, Inc., Class A ......................           281          2,512
Resources Connection, Inc.+ ..........................            47            854
Right Management Consultants, Inc.+ ..................           120          3,726
Seacoast Financial Services Corp. ....................           317          4,714
SoundView Technology Group, Inc.+ ....................           882          1,773
Southwest Securities Group, Inc. .....................           216          3,711
StanCorp Financial Group, Inc.@ ......................           458         22,167
Sterling Bancshares, Inc. ............................           524          6,921
Tucker Anthony Sutro Corp. ...........................           168          4,005
UMB Financial Corp. ..................................           249         10,333
United Community Financial Corp. .....................           377          2,658
United National Bancorp NJ ...........................           173          4,412
USA Education, Inc. ..................................         1,700        140,947

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158

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Watson Wyatt & Co. Holdings+ .........................           154   $      2,449
WFS Financial, Inc.+ .................................           100          1,775

INSURANCE -- 1.1%
American Physicians Capital, Inc.+ ...................           237          4,922
AmerUs Group Co. .....................................           453         15,946
Argonaut Group, Inc. .................................           335          5,491
Baldwin & Lyons, Inc., Class B .......................           158          3,067
Brown & Brown, Inc. ..................................           307         15,995
Citizens, Inc.+ ......................................           624          6,327
CNA Surety Corp. .....................................           192          2,582
Commerce Group, Inc. .................................           298         11,324
Crawford & Co., Class B ..............................           569          7,084
Delphi Financial Group, Inc., Class A ................           222          7,504
FBL Financial Group, Inc., Class A ...................            52            869
First American Corp. .................................           929         18,812
Fremont General Corp. ................................           872          4,761
Harleysville Group, Inc. .............................           359          8,612
Hilb, Rogal & Hamilton Co. ...........................           186          8,483
Horace Mann Educators Corp. ..........................           516          9,107
Irwin Financial Corp. ................................           100          2,090
Kansas City Life Insurance Co. .......................            87          3,045
LandAmerica Financial Group, Inc. ....................           304         10,108
Liberty Corp. ........................................           178          7,075
National Western Life Insurance Co., Class A+ ........            25          2,528
Ohio Casualty Corp. ..................................           749          9,730
Philadelphia Consolidated Holding Co.+ ...............            95          3,300
PICO Holdings, Inc.+ .................................           100          1,100
PMA Capital Corp., Class A ...........................           181          3,258
Presidential Life Corp. ..............................           200          3,636
ProAssurance Corp.+ ..................................           241          3,591
RLI Corp. ............................................           106          4,346
SCPIE Holdings, Inc. .................................           100          1,610
Selective Insurance Group, Inc. ......................           254          5,926
State Auto Financial Corp. ...........................           263          3,506
Stewart Information Services Corp.+ ..................           157          3,062
Triad Guaranty, Inc.+ ................................           134          4,683
UICI+ ................................................           512          6,979
United Fire & Casualty Co. ...........................           103          2,644
Universal American Financial Corp.+ ..................         1,071          5,944
UnumProvident Corp. ..................................         2,200         55,550
Vesta Insurance Group, Inc. ..........................           452          5,921
W. R. Berkley Corp. ..................................           309         14,832
Zenith National Insurance Corp. ......................           116          2,854
                                                                       ------------
                                                                          2,096,032
                                                                       ------------
HEALTHCARE -- 17.7%
DRUGS -- 7.8%
aaiPharma, Inc.+ .....................................           192          3,302
Abbott Laboratories, Inc. ............................           900         46,665
Aclara Biosciences, Inc.+ ............................           492          2,765
Adolor Corp.+ ........................................           348          5,892

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Advanced Tissue Sciences, Inc.+ ......................           601   $      2,134
Aksys Ltd.+ ..........................................           290          1,465
Albany Molecular Research, Inc.+ .....................         3,263         81,020
Alexion Pharmaceuticals, Inc.+ .......................           150          2,553
Allergan, Inc. .......................................           900         59,670
Alpharma, Inc., Class A ..............................         2,508         72,230
Amylin Pharmaceuticals, Inc.+ ........................           668          3,694
Antigenics, Inc.+ ....................................           371          4,730
Aphton Corp.+ ........................................           166          1,632
Applied Molecular Evolution, Inc.+ ...................           254          1,877
Arena Pharmaceuticals, Inc.+ .........................           198          2,178
ARIAD Pharmaceuticals, Inc.+ .........................           427          1,046
Arqule, Inc.+ ........................................           259          2,707
Atrix Laboratories, Inc.+ ............................           213          5,005
AVANIR Pharmaceuticals+ ..............................           571          1,656
AVANT Immunotherapeutics, Inc.+ ......................           530          1,256
Avi Biopharma, Inc.+ .................................           250          1,850
Avigen, Inc.+ ........................................           282          3,866
Barr Laboratories, Inc.+ .............................         1,450        114,637
Bio-Technology General Corp.+ ........................         4,359         32,605
BioMarin Pharmaceutical, Inc.+ .......................           306          2,984
Biopure Corp.+ .......................................           205          3,803
Biovail Corp.+ .......................................         1,700         78,880
Bone Care International, Inc.+ .......................            88          1,712
Caremark Rx, Inc.+ ...................................         4,000         66,720
Cell Genesys, Inc.+ ..................................           444          7,104
Cell Therapeutics, Inc.+ .............................         1,806         43,434
Cephalon, Inc.+ ......................................         2,100        104,748
Charles River Laboratories International, Inc.+ ......         1,478         52,277
Cima Labs, Inc.+ .....................................           205         12,454
Collateral Therapeutics, Inc.+ .......................           900          4,320
Columbia Laboratories, Inc.+ .........................           146            656
Connetics Corp.+ .....................................           480          3,139
COR Therapeutics, Inc.+ ..............................         1,100         24,893
Corixa Corp.+ ........................................         3,901         40,957
Corvas International, Inc.+ ..........................           393          2,260
CryoLife, Inc.+ ......................................           215          8,086
Cubist Pharmaceuticals, Inc.+ ........................           450         14,747
CV Therapeutics, Inc.+ ...............................           321         12,474
CYTOGEN Corp.+ .......................................         1,040          2,808
Decode Genetics, Inc.+ ...............................           249          1,536
Dendreon Corp.+ ......................................           237          2,015
Digene Corp.+ ........................................           150          3,750
Diversa Corp.+ .......................................           332          3,121
Duramed Pharmaceuticals, Inc.+ .......................           296          5,991
Durect Corp., Inc.+ ..................................           143          1,384
DUSA Pharmaceuticals, Inc.+ ..........................           229          2,350
Dyax Corp.+ ..........................................           265          2,549
Eden Bioscience Corp.+ ...............................           302          2,301
Endo Pharmaceuticals Holdings, Inc.+ .................         1,741         18,890
Enzo Biochem, Inc.+ ..................................           275          4,664
Esperion Therapeutics, Inc.+ .........................           325          2,421

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160

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Exelixis, Inc.+ ......................................           440   $      5,042
First Horizon Pharmaceutical Corp.+ ..................           140          3,631
Galen Holdings PLC ADR ...............................           600         22,920
Genaissance Pharmaceuticals, Inc.+ ...................           129            502
Gene Logic, Inc.+ ....................................           283          3,724
Genelabs Technologies, Inc.+ .........................           701          1,297
Genencor International, Inc.+ ........................           190          1,873
Genta, Inc.+ .........................................           304          3,146
Genzyme Corp.-Biosurgery Division+ ...................           302          1,178
Genzyme Corp.-Molecular Oncology+ ....................           296          2,294
Genzyme Transgenics Corp.+ ...........................           122            470
Geron Corp.+ .........................................           285          2,736
Guilford Pharmaceuticals, Inc.+ ......................           287          2,471
Harvard Bioscience, Inc.+ ............................           165          1,650
Human Genome Sciences, Inc.+ .........................         2,600         80,366
Hyseq, Inc.+ .........................................           181          1,106
ICOS Corp.+ ..........................................           300         14,763
IDEC Pharmaceuticals Corp.+ ..........................         1,300         64,441
ILEX Oncology, Inc.+ .................................         2,056         53,991
Illumina, Inc.+ ......................................           256          1,664
Immune Response Corp.+ ...............................           600            852
ImmunoGen, Inc.+ .....................................           415          3,756
Immunomedics, Inc.+ ..................................           464          5,554
Impax Laboratories, Inc.+ ............................           247          3,233
Incyte Genomics, Inc.+@ ..............................         1,086         14,835
Inkine Pharmaceutical Co., Inc.+ .....................           578            445
Insmed, Inc.+ ........................................           288            772
Inspire Phamaceutical, Inc.+ .........................           215          1,862
Integra LifeSciences Holdings Corp.+ .................           148          4,088
Interneuron Pharmaceuticals, Inc.+ ...................           485          2,415
Isis Pharmaceuticals, Inc.+ ..........................           457          7,792
K-V Pharmaceutical Co., Class A+ .....................         2,100         56,784
K-V Pharmaceutical Co., Class B+ .....................           295          8,673
Kendle International, Inc.+ ..........................           176          3,474
Kos Pharmaceuticals, Inc.+ ...........................           576         16,042
Kosan Biosciences, Inc.+ .............................           541          2,867
La Jolla Pharmaceutical Co.+ .........................           449          1,827
Lexicon Genetics, Inc.+ ..............................           425          3,230
Ligand Pharmaceuticals, Inc., Class B+ ...............           572          5,251
MacroChem Corp.+ .....................................           367            899
Martek Biosciences Corp.+ ............................           207          3,767
Matrix Pharmaceuticals, Inc.+ ........................           219            127
Maxygen, Inc.+ .......................................           486          7,702
Medicines Co.+ .......................................         1,668         10,091
Medicis Pharmaceutical Corp., Class A+ ...............         1,500         74,970
MGI Pharma, Inc.+ ....................................           271          3,623
Miravant Medical Technologies+ .......................            71            543
Nabi, Inc.+ ..........................................           359          2,219
Nanogen, Inc.+ .......................................            85            415
Napro Biotherapeutics, Inc.+ .........................           197          1,556
Neopharm, Inc.+ ......................................            68            955
Neose Technologies, Inc.+ ............................           162          6,253

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Neurocrine Biosciences, Inc.+ ........................           288   $      9,222
Neurogen Corp.+ ......................................           100          1,641
Northfield Laboratories, Inc.+ .......................           172          2,238
Novavax, Inc.+ .......................................           276          3,892
Noven Pharmaceuticals, Inc.+ .........................         2,670         48,327
NPS Pharmaceuticals, Inc.+ ...........................           450         14,040
Onyx Pharmaceuticals, Inc.+ ..........................           295          1,035
Orchid BioSciences, Inc.+ ............................           484          1,060
Organogenesis, Inc.+ .................................           254          1,486
Pain Therapeutics, Inc.+ .............................           642          4,494
Paradigm Genetics, Inc.+ .............................            62            388
PAREXEL International Corp.+ .........................           338          3,833
Penwest Pharmaceuticals Co.+ .........................           199          3,429
Peregrine Pharmaceuticals, Inc.+ .....................         1,369          1,355
Perrigo Co.+ .........................................           775         11,741
Pharmaceutical Product Development, Inc.+ ............         3,200         93,728
Pharmaceutical Resources, Inc.+ ......................           234          8,366
Pharmacopeia, Inc.+ ..................................           314          4,069
Pharmacyclics, Inc.+ .................................           214          3,809
Pharmos Corp.+ .......................................           803          1,959
Pozen, Inc.+ .........................................           201            874
Praecis Pharmaceuticals, Inc.+ .......................           563          2,100
Progenics Pharmaceuticals, Inc.+ .....................           132          1,835
Regeneration Technologies, Inc.+ .....................           250          2,913
Regeneron Pharmaceuticals, Inc.+ .....................           319          7,095
Ribozyme Pharmaceuticals, Inc.+ ......................           216          1,510
Rigel Pharmaceuticals, Inc.+ .........................           354          1,770
Sangamo Biosciences, Inc.+ ...........................           206          1,543
SangStat Medical Corp.+ ..............................           260          4,792
Sciclone Pharmaceuticals, Inc.+ ......................           351          1,176
Scios, Inc.+ .........................................         2,669         44,626
Sequenom, Inc.+ ......................................           280          1,960
SICOR, Inc.+ .........................................         5,800        109,562
SuperGen, Inc.+ ......................................         2,967         20,917
Sybron Dental Specialties, Inc.+ .....................           509          9,467
Syncor International Corp.+ ..........................           307          9,772
Tanox, Inc.+ .........................................           225          3,323
Targeted Genetics Corp.+ .............................           246            462
Telik, Inc.+ .........................................           301          1,957
Texas Biotechnology Corp.+ ...........................           631          3,565
Titan Pharmaceuticals, Inc.+ .........................           320          2,000
Transgenomic, Inc.+ ..................................           213          1,608
Transkaryotic Therapies, Inc.+ .......................           402         10,910
Triangle Pharmaceuticals, Inc.+ ......................           544          1,741
Trimeris, Inc.+ ......................................           314         11,021
Tularik, Inc.+ .......................................           332          6,115
United Therapeutics Corp.+ ...........................           235          2,952
V.I. Technologies, Inc.+ .............................           140            896
Versicor, Inc.+ ......................................           226          3,028
Viropharma, Inc.+ ....................................           189          4,776
Von Pharmaceuticals, Inc.+ ...........................           342          1,601

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 4.3%
Accredo Health, Inc.+ ................................           400   $     14,560
AdvancePCS+ ..........................................         2,600        186,628
Allscripts Heathcare Solutions, Inc.+ ................           560          2,352
American Healthways, Inc.+ ...........................           104          3,666
AmeriPath, Inc.+ .....................................           298          7,826
Amsurg Corp.+ ........................................           264          7,273
Apria Healthcare Group, Inc.+ ........................           486         12,587
Bally Total Fitness Holding Corp.+ ...................         2,996         60,849
Beverly Enterprises, Inc.+ ...........................         1,169         11,924
Corvel Corp.+ ........................................           121          3,182
Covance, Inc.+ .......................................           742         13,289
Coventry Health Care, Inc.+@ .........................           815         19,234
Dendrite International, Inc.+ ........................           563          4,470
Diagnostic Products Corp. ............................         1,214         51,255
Dianon Systems, Inc.+ ................................            87          4,367
Dynacq International, Inc.+ ..........................           106          1,595
Eclipsys Corp.+ ......................................           546          7,262
Emisphere Technologies, Inc.+ ........................           210          4,011
Gentiva Health Services, Inc.+ .......................           273          4,917
Hanger Orthopedic Group, Inc.+ .......................         3,800         14,060
Healthcare Services Group, Inc.+ .....................         4,000         32,400
IDEXX Laboratories, Inc.+ ............................           411          9,605
IDX Systems Corp.+ ...................................           140          1,435
IMPATH, Inc.+ ........................................           305         10,526
Invacare Corp. .......................................           286         11,583
LifePoint Hospitals, Inc.+@ ..........................           553         24,332
Magellan Health Services, Inc.+ ......................           197          2,260
Matria Healthcare, Inc.+ .............................         2,100         50,694
Mid Atlantic Medical Services, Inc.+ .................         3,125         65,625
National Healthcare Corp.+ ...........................           170          2,616
Omnicell, Inc.+ ......................................         6,100         45,750
Option Care, Inc.+ ...................................           129          2,005
PacifiCare Health Systems, Inc.+ .....................           258          3,248
PDI, Inc.+ ...........................................            78          1,860
Pediatrix Medical Group, Inc.+ .......................           295         12,033
Province Healthcare Co.+ .............................         3,279        120,470
Quintiles Transnational Corp.+ .......................         1,200         17,520
RehabCare Group, Inc.+ ...............................           194          8,441
Renal Care Group, Inc.+@ .............................         3,325        102,310
Res-Care, Inc.+ ......................................           800          7,200
Rightchoice Manage Care, Inc.+ .......................            93          4,655
Select Medical Corp.+ ................................           151          2,378
Sierra Health Services, Inc.+ ........................           448          3,718
Specialty Laboratories, Inc.+ ........................            83          2,283
Sunrise Assisted Living, Inc.+ .......................           171          4,417
Trigon Healthcare, Inc.+ .............................         1,400         91,700
U.S. Oncology, Inc.+ .................................         1,178          8,776
U.S. Physical Therapy, Inc.+ .........................           117          1,899
Urocor, Inc.+ ........................................           170          2,989
Valentis, Inc.+ ......................................           555          1,665

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 5.6%
ABIOMED, Inc.+ .......................................           139   $      2,428
Advanced Neuromodulation Systems, Inc.+ ..............           116          2,401
American Med Systems Holdings, Inc.+ .................           448          8,543
Arrow International, Inc. ............................         1,521         56,733
ArthroCare Corp.+ ....................................         2,977         58,349
Aspect Medical Systems, Inc.+ ........................            61            668
ATS Medical, Inc.+ ...................................         6,278         25,112
Bio-Rad Laboratories, Inc., Class A+ .................           385         18,095
Biosite Diagnostics, Inc.+ ...........................           172          4,164
BriteSmile, Inc.+ ....................................           251          1,506
Bruker Daltonics, Inc.+ ..............................           794         13,180
CardioDynamics International Corp.+ ..................           200            960
Celgene Corp.+ .......................................         2,700         71,361
Cell Pathways, Inc.+ .................................           199            655
Cerus Corp.+ .........................................           192          9,072
Closure Medical Corp.+ ...............................            25            481
Coherent, Inc.+ ......................................         4,943        140,381
Computerized Thermal Imaging, Inc.+ ..................           552          1,236
Conceptus, Inc.+ .....................................           150          2,610
CONMED Corp.+ ........................................           346          6,124
Cooper Cos., Inc. ....................................           153          7,176
Curis, Inc.+ .........................................           477          1,670
Cyberonics, Inc.+ ....................................           291          4,586
Cygnus, Inc.+ ........................................           417          2,323
Datascope Corp. ......................................           100          3,878
DENTSPLY International, Inc. .........................         2,600        119,444
Dionex Corp.+ ........................................         1,018         25,674
Edwards Lifesciences Corp.+@ .........................           782         17,517
Endocare, Inc.+ ......................................           191          3,352
EntreMed, Inc.+ ......................................           225          1,969
ESCO Technologies, Inc.+ .............................           178          4,432
Genome Therapeutics Corp.+ ...........................           320          1,856
Haemonetics Corp.+ ...................................           274          9,483
I-STAT Corp.+ ........................................           267          1,629
ICU Medical, Inc.+ ...................................            29          1,160
IGEN International, Inc.+ ............................           163          4,486
Imatron, Inc.+ .......................................         1,587          2,825
INAMED Corp.+ ........................................           212          3,604
InterMune, Inc.+ .....................................           437         16,715
Intuitive Surgical, Inc.+ ............................           429          2,677
Inverness Medical Technology, Inc.+ ..................           361         13,339
Johnson & Johnson Co. ................................         2,682        148,583
Landauer, Inc. .......................................           187          6,349
Luminex Corp.+ .......................................           148          2,020
Maxim Pharmaceuticals, Inc.+ .........................         1,235          4,878
Med-Design Corp.+ ....................................           116          1,671
Mentor Corp. .........................................           262          6,629
Microvision, Inc.+ ...................................            79          1,011
Molecular Devices Corp.+ .............................         1,820         33,925
Myriad Genetics, Inc.+ ...............................           500         15,320
North American Scientific, Inc.+ .....................           111          1,199
Novoste Corp.+ .......................................         2,103         12,471

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Ocular Sciences, Inc.+ ...............................         1,744   $     35,316
OraSure Technologies, Inc.+ ..........................           390          3,998
Orthofix International N.V.+ .........................         3,000         85,500
Packard Biosciences Co.+ .............................         1,036          8,195
PolyMedica Corp.+ ....................................           175          2,672
Possis Medical, Inc.+ ................................           271          3,171
PSS World Medical, Inc.+ .............................         1,021          9,740
QLT, Inc.+ ...........................................         1,300         20,059
Radiance Medical Systems, Inc.+ ......................         2,500          3,375
Respironics, Inc.+ ...................................           422         15,006
SCM Microsystems, Inc.+ ..............................           115            714
Seattle Genetics, Inc.+ ..............................         1,700          8,500
Serologicals Corp.+ ..................................           245          4,437
Sola International, Inc.+ ............................           504          7,641
SRI/Surgical Express, Inc.+ ..........................            64          1,904
St. Jude Medical, Inc.+ ..............................         1,700        116,365
STERIS Corp.+@ .......................................           813         15,984
Techne Corp.+@ .......................................         2,750         80,932
Theragenics Corp.+ ...................................         3,968         36,664
Thoratec Corp.+ ......................................           412          6,814
TriPath Imaging, Inc.+ ...............................           357          1,535
Urologix, Inc.+ ......................................           170          2,312
Vasomedical, Inc.+ ...................................           452          1,388
Vaxgen, Inc.+ ........................................           141          1,763
Ventana Medical Systems, Inc.+ .......................           111          2,269
Vical, Inc.+ .........................................           181          1,844
VidaMed, Inc.+ .......................................           540          2,063
VISX, Inc.+ ..........................................           841         11,126
Vital Signs, Inc. ....................................            63          1,928
Vysis, Inc.+ .........................................            67          1,347
West Pharmaceutical Services, Inc. ...................            53          1,304
Wright Medical Group, Inc.+ ..........................         1,900         32,186
Zoll Medical Corp.+ ..................................           140          4,984
                                                                       ------------
                                                                          4,552,625
                                                                       ------------
INDUSTRIAL & COMMERCIAL -- 14.3%
AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
AAR Corp. ............................................           273          2,187
Alliant Techsystems, Inc.+ ...........................           264         22,599
Armor Holdings, Inc.+ ................................         6,359        125,908
BE Aerospace, Inc.+ ..................................           424          3,222
Curtiss-Wright Corp. .................................            64          2,982
DRS Technologies, Inc.+ ..............................           201          6,985
EDO Corp. ............................................           158          4,543
Embraer Aircraft Corp. ADR ...........................         2,700         34,425
Engineered Support Systems, Inc. .....................           102          4,804
Esterline Technologies Corp.+ ........................           244          3,867
GenCorp, Inc. ........................................           474          5,375
HEICO Corp. ..........................................           146          2,190
HEICO Corp., Class A .................................            14            163
Kaman Corp., Class A .................................           200          2,648
Orbital Sciences Corp.+ ..............................         9,107         16,575

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
REMEC, Inc.+ .........................................           588   $      4,663
Sequa Corp., Class A+ ................................            48          2,172
Sturm Ruger & Co., Inc. ..............................           250          2,595
Teledyne Technologies, Inc.+ .........................           441          7,034
Titan Corp.+ .........................................           614         12,034
Triumph Group, Inc.+ .................................           291          6,780
United Industrial Corp. ..............................           312          4,586

BUSINESS SERVICES -- 8.1%
Aaron Rents, Inc. ....................................           173          2,682
ABM Industries, Inc. .................................           202          5,214
Administaff, Inc.+ ...................................           356          9,256
Aegis Communications Group, Inc.+ ....................        10,300          2,575
Alico, Inc. ..........................................            92          2,332
AMERCO, Inc.+ ........................................           100          1,818
Apollo Group, Inc., Class A+ .........................         2,100         88,263
Aviall, Inc.+ ........................................           321          1,974
Banta Corp. ..........................................           352          9,810
Bell Microproducts, Inc.+ ............................           272          2,092
Boron, LePore & Associates, Inc.+ ....................           167          1,587
Bowne & Co., Inc. ....................................           563          5,714
Brady Corp., Class A .................................           273          8,135
Bright Horizons Family Solutions, Inc.+ ..............           186          5,022
Brightpoint, Inc.+ ...................................           513          1,590
Building Materials Holdings Corp.+ ...................           258          3,622
Butler International, Inc.+ ..........................           700          1,260
Career Education Corp.+ ..............................         2,155        118,525
Casella Waste Systems, Inc., Class A+ ................           282          3,139
Catalytica Energy Systems, Inc.+ .....................           206          1,578
CDI Corp.+ ...........................................           100          1,605
Central Parking Corp. ................................           214          2,994
CLARCOR, Inc. ........................................           369          8,819
Coinstar, Inc.+ ......................................           282          5,561
Comdisco, Inc. .......................................         2,265          1,336
Consolidated Graphics, Inc.+ .........................           262          4,475
Copart, Inc.+ ........................................           470         13,165
Corinthian Colleges, Inc.+ ...........................         1,382         46,587
Corporate Executive Board Co.+ .......................         4,222        110,110
CoStar Group, Inc.+ ..................................           116          2,085
CPI Corp. ............................................           173          2,486
Delta & Pine Land Co. ................................           411          6,979
DiamondCluster International, Inc., Class A+ .........         3,423         33,717
Dollar Thrifty Automotive Group, Inc.+ ...............           273          2,716
Edison Schools, Inc.+ ................................         1,111         16,776
Education Management Corp.+ ..........................           279          8,470
Electro Rent Corp.+ ..................................           100          1,261
Electronics for Imaging, Inc.+@ ......................           724         11,787
EMCOR Group, Inc.+ ...................................           128          4,083
Encompass Services Corp.+ ............................           886          3,349
F.Y.I., Inc.+ ........................................           183          6,866
First Consulting Group, Inc.+ ........................         2,000         17,980
Fisher Scientific International, Inc.+@ ..............           837         21,260
Forrester Research, Inc.+ ............................         2,107         34,997

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166

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
FTI Consulting, Inc.+ ................................           153   $      4,498
Gartner, Inc., Class A+ ..............................         1,306         11,819
Global Industries Ltd.+ ..............................         7,100         38,695
Granite Construction, Inc. ...........................           510         13,076
Handleman Co.+ .......................................           410          5,740
Harland (John H.) Co. ................................           397          8,694
Harsco Corp. .........................................           480         13,325
Heidrick & Struggles, Inc.+ ..........................           272          3,881
Hooper Holmes, Inc. ..................................        10,148         63,324
Horizon Offshore, Inc.+ ..............................           242          1,476
Hughes Supply, Inc. ..................................           338          7,537
Input/Output, Inc.+ ..................................           863          7,059
Insituform Technologies, Inc., Class A+ ..............           295          5,030
Insurance Auto Auctions, Inc.+ .......................            90          1,215
Intergraph Corp.+ ....................................         3,077         27,539
Invitrogen Corp.+ ....................................           500         32,880
Iron Mountain, Inc.+ .................................         3,700        153,365
ITT Educational Services, Inc.+ ......................         1,518         48,576
Kelly Services, Inc., Class A ........................           216          4,363
Kforce, Inc.+ ........................................           267          1,343
Korn/Ferry International+ ............................           442          3,647
Kroll, Inc.+ .........................................           320          3,645
Labor Ready, Inc.+ ...................................         2,629          8,387
Learning Tree International, Inc.+ ...................           170          3,451
Lydall, Inc.+ ........................................           251          1,657
Maximus, Inc.+ .......................................           187          7,430
McGrath Rentcorp .....................................           100          2,151
MedQuist, Inc.+ ......................................           167          4,200
MemberWorks, Inc.+ ...................................           158          3,250
Mine Safety Appliances Co. ...........................           133          5,985
Mobile Mini, Inc.+ ...................................           590         15,316
Modis Professional Services, Inc.+ ...................         1,203          4,812
National Service Industries, Inc. ....................           511         10,552
Navigant Consulting Co.+ .............................           313          1,161
New England Business Service, Inc. ...................           130          2,256
Newpark Resources, Inc.+ .............................           757          5,110
Oceaneering International, Inc.+ .....................           373          6,031
On Assignment, Inc.+ .................................         2,612         42,001
Osmonics, Inc.+ ......................................           238          2,975
Owens & Minor, Inc. ..................................           585         11,875
Paxar Corp.+ .........................................           686          8,747
PLATO Learning, Inc.+ ................................           147          3,549
Pre-Paid Legal Services, Inc.+ .......................           223          3,845
Princeton Review, Inc.+ ..............................        11,000         68,750
Profit Recovery Group International, Inc.+ ...........           505          4,939
R.H. Donnelley Corp.+ ................................           387         10,108
Rent-A-Center, Inc.+ .................................            57          1,325
Republic Services, Inc., Class A+ ....................         6,100         98,820
Rollins, Inc. ........................................           148          2,301
ScanSource, Inc.+ ....................................            86          3,852
SCP Pool Corp.+ ......................................           141          3,010
Seitel, Inc.+ ........................................         4,000         40,200

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
SITEL Corp.+ .........................................           230   $        205
Sotheby's Holdings, Inc., Class A+ ...................           338          4,053
Spherion Corp.+ ......................................           537          3,866
Sports Resorts International, Inc.+ ..................           494          3,552
StarTek, Inc.+ .......................................           226          3,953
Stericycle, Inc.+ ....................................           136          5,668
Stewart Enterprises, Inc., Class A ...................         1,236          7,169
Strayer Education, Inc. ..............................           103          4,594
SurModics, Inc.+ .....................................           163          6,512
Sylvan Learning Systems, Inc.+ .......................           486         11,129
TeleTech Holdings, Inc.+ .............................         9,801         76,546
Tetra Tech, Inc.+ ....................................           548         12,111
TRC Cos., Inc.+ ......................................            86          3,108
Trico Marine Services, Inc.+ .........................           205          1,214
U.S. Industries, Inc. ................................           692          1,592
UniFirst Corp. .......................................           255          4,310
UNOVA, Inc.+ .........................................           735          3,271
URS Corp.+ ...........................................           147          3,381
USEC, Inc. ...........................................         1,025          6,591
Veritas DGC, Inc.+ ...................................           346          3,858
Vialta, Inc.+ ........................................           366            150
Wackenhut Corp., Class A+ ............................           100          2,380
Washington Group International, Inc.+ ................           300             51
Waste Connections, Inc.+ .............................         7,922        213,894
Waste Management, Inc. ...............................         7,600        203,224
Watsco, Inc. .........................................           347          4,542
Watts Industries, Inc., Class A ......................           103          1,349
WESCO International, Inc.+ ...........................           134            690

ELECTRICAL EQUIPMENT -- 0.6%
Covanta Energy Corp.+ ................................           719          8,398
Cubic Corp. ..........................................           112          3,864
GenRad, Inc.+ ........................................           176            576
LeCroy Corp.+ ........................................         1,018         19,719
Littelfuse, Inc.+ ....................................           204          4,514
Newpower Holdings, Inc.+ .............................           635          1,956
Otter Tail Power Co. .................................           309          8,760
Roper Industries, Inc. ...............................           351         12,632
Smith (A.O.) Corp. ...................................           217          3,806
Technitrol, Inc. .....................................         2,601         58,002
Thomas & Betts Corp. .................................           731         12,778
UCAR International, Inc.+ ............................           881          7,841

MACHINERY -- 1.8%
Advanced Energy Industries, Inc.+ ....................           193          3,209
AGCO Corp. ...........................................           961          8,697
Albany International Corp., Class A ..................           274          4,099
AptarGroup, Inc. .....................................           348         11,066
Astec Industries, Inc.+ ..............................           247          3,213
Baldor Electric Co. ..................................           408          8,099
Briggs & Stratton Corp. ..............................           328         10,237
Cognex Corp.+ ........................................           406          7,966
CUNO, Inc.+ ..........................................           224          6,216

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Dril-Quip, Inc.+ .....................................           140   $      2,170
Federal Signal Corp. .................................           598         10,549
Flow International Corp.+ ............................         3,179         30,773
Flowserve Corp.+ .....................................           468          9,243
Franklin Electric Co., Inc. ..........................            62          4,464
FSI International, Inc.+ .............................           427          4,253
Gardner Denver, Inc.+ ................................           140          3,108
Gerber Scientific, Inc. ..............................           192          2,016
Gorman-Rupp Co. ......................................           162          3,143
Graco, Inc. ..........................................           491         14,828
Hayes Lemmerz International, Inc.+ ...................           100            100
Helix Technology Corp. ...............................           892         14,486
IDEX Corp. ...........................................           470         12,995
JLG Industries, Inc. .................................           674          6,174
Kaydon Corp. .........................................           313          6,551
Kulicke & Sofa Industries, Inc.+ .....................           863          9,407
Ladish Co., Inc.+ ....................................           212          1,685
Lawson Products, Inc. ................................           110          2,684
Lincoln Electric Holdings, Inc. ......................           510         11,230
Lindsay Manufacturing Co. ............................           170          3,017
MagneTek, Inc.+ ......................................           226          2,075
Manitowoc Co., Inc. ..................................           234          5,672
Matthews International Corp., Class A ................         4,528         99,888
Milacron, Inc. .......................................           302          3,612
Moog, Inc., Class A+ .................................           137          3,081
NACCO Industries, Inc., Class A ......................            66          3,679
Nordson Corp. ........................................           298          6,511
Photon Dynamics, Inc.+ ...............................           185          4,283
Presstek, Inc.+ ......................................           463          2,871
Regal-Beloit Corp. ...................................           220          4,015
Robbins & Myers, Inc. ................................           111          2,736
Satcon Technology Corp.+ .............................           194          1,046
Sauer-Danfoss, Inc. ..................................           168          1,314
Semitool, Inc.+ ......................................         6,074         58,067
SPS Technologies, Inc.+ ..............................           100          3,024
Standex International Corp. ..........................           100          1,885
Stewart & Stevenson Services, Inc. ...................           325          7,826
Tecumseh Products Co., Class A .......................           220         10,017
Tennant Co. ..........................................           100          3,500
Terex Corp.+ .........................................           307          5,468
Thomas Industries, Inc. ..............................           249          5,366
Valence Technology, Inc.+ ............................           459          1,625
Vicor Corp.+ .........................................           444          6,265

MULTI-INDUSTRY -- 0.4%
Ameron International Corp. ...........................            69          4,446
Applied Industrial Technologies, Inc. ................           272          4,594
Asyst Technologies, Inc.+ ............................           553          5,005
Carlisle Cos., Inc. ..................................           365         10,231
Chemed Corp. .........................................           100          2,880
GenTek, Inc. .........................................           120            390
Lancaster Colony Corp. ...............................           355          9,944
Mechanical Technology, Inc.+ .........................           339          1,187

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
Pittston Brink's Group ...............................           720   $     13,032
Plexus Corp.+ ........................................           490         11,554
Quixote Corp. ........................................           126          2,647
Terremark Worldwide, Inc.+ ...........................         2,595          1,298
Tredegar Corp. .......................................           294          4,998
Trinity Industries, Inc. .............................           548         11,864
Volt Information Sciences, Inc.+ .....................            34            407
Wabtec Corp. .........................................           500          5,450
Walter Industries, Inc. ..............................           513          4,591

TRANSPORTATION -- 2.3%
Airborne, Inc. .......................................           579          5,529
Alexander & Baldwin, Inc. ............................           517         12,103
Arkansas Best Corp.+ .................................         4,082         84,538
Arnold Industries, Inc. ..............................           267          5,527
Atlas Air Worldwide Holdings, Inc.+ ..................           185          1,822
EGL, Inc.+ ...........................................         2,183         19,363
Florida East Coast Industries, Inc., Class A .........           286          6,292
Forward Air Corp.+ ...................................           306          7,203
Gulfmark Offshore, Inc.+ .............................           144          3,456
Heartland Express, Inc.+ .............................         2,210         50,808
Interpool, Inc. ......................................           100          1,460
J.B. Hunt Transport Services, Inc.+ ..................         2,835         37,847
Kansas City Southern Industries, Inc.+ ...............         1,003         12,036
Kirby Corp.+ .........................................           212          4,770
Knight Transportation, Inc.+ .........................           127          2,432
Landstar System, Inc.+ ...............................         2,135        136,640
Offshore Logistics, Inc.+ ............................         2,152         41,297
Oshkosh Truck Corp. ..................................           225          8,149
Overseas Shipholding Group, Inc. .....................           361          7,942
RailAmerica, Inc.+ ...................................           293          3,663
RailWorks Corp.+ .....................................         5,800          1,044
Roadway Corp. ........................................           206          4,963
Swift Transportation Co., Inc.+ ......................           730         12,921
United Parcel Service, Inc., Class B .................           600         31,188
USFreightways Corp. ..................................           364         11,357
Wabash National Corp. ................................           182          1,256
Werner Enterprises, Inc. .............................         3,820         63,870
Wisconsin Central Transportation Corp.+ ..............           574          9,804
Yellow Corp.+ ........................................           361          7,343
                                                                       ------------
                                                                          3,659,216
                                                                       ------------
INFORMATION & ENTERTAINMENT -- 7.2%
BROADCASTING & MEDIA -- 3.0%
4Kids Entertainment, Inc.+ ...........................           150          2,985
Ackerley Group, Inc. .................................           100          1,070
ACTV, Inc.+ ..........................................           333            679
Acxiom Corp.+ ........................................         5,300         49,820
Adaptive Broadband Corp.+ ............................           280              4
ADVO, Inc.+ ..........................................           255          8,670
Aether Systems, Inc.+ ................................           345          2,163
Alamosa Holdings, Inc.+ ..............................           887         12,285

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170
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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
AMC Entertainment, Inc.+ .............................           265   $      2,783
AOL Time Warner, Inc.+ ...............................         2,100         69,510
APAC Customer Services, Inc.+ ........................            99            173
Arbitron, Inc.+ ......................................           429         11,223
Audiovox Corp., Class A+ .............................           207          1,892
Beasley Broadcast Group, Inc., Class A+ ..............           188          1,927
Belden, Inc. .........................................           304          5,715
Centennial Communications Corp.+ .....................           187          1,683
Clear Channel Communications, Inc.+ ..................         2,400         95,400
Crown Media Holdings, Inc., Class A+ .................           125          1,281
Cumulus Media, Inc., Class A+ ........................           407          2,829
Digital Generation Systems, Inc.+ ....................           726          1,031
EchoStar Communications Corp., Class A+ ..............         3,500         81,445
EMS Technologies, Inc.+ ..............................         1,000         13,850
Fisher Communications, Inc. ..........................            59          3,068
Fox Entertainment Group, Inc., Class A+ ..............         2,400         45,840
Gaylord Entertainment Co.+ ...........................           347          6,975
Getty Images, Inc.+ ..................................           646          7,125
Grey Global Group, Inc. ..............................            14          7,742
Harmonic, Inc.+ ......................................           698          5,654
Imation Corp.+ .......................................           585         12,226
Information Holdings, Inc.+ ..........................         2,377         46,684
John Wiley & Sons, Inc., Class A .....................           540         11,275
Journal Register Co.+ ................................           423          6,979
Key3Media Group, Inc.+ ...............................           223            883
Lee Enterprises, Inc.@ ...............................           539         17,070
Liberty Digital, Inc., Class A+ ......................           367          1,472
LodgeNet Entertainment Corp.+ ........................           114          1,253
Mail-Well, Inc.+ .....................................           327          1,210
Media General, Inc., Class A .........................           192          8,325
Metawave Communications Corp.+ .......................         2,227          6,013
Netro Corp.+ .........................................           609          1,644
On Command Corp.+ ....................................           100            219
ParkerVision, Inc.+ ..................................            80          1,443
Paxson Communications Corp.+ .........................           275          1,980
Pegasus Communications Corp.+ ........................         3,166         22,162
Penton Media, Inc. ...................................           521          1,850
Playboy Enterprises, Inc., Class B+ ..................           246          3,038
Polycom, Inc.+ .......................................            68          1,667
Powerwave Technologies, Inc.+ ........................           858         10,227
Private Media Group, Inc.+ ...........................           100            775
Proxim, Inc.+ ........................................           373          3,637
Pulitzer, Inc. .......................................           147          6,509
Regent Communications, Inc.+ .........................         5,268         31,713
Saga Communications, Inc., Class A+ ..................           127          2,198
Salem Communications Corp., Class A+ .................           166          3,237
Scholastic Corp.+ ....................................           351         15,268
Sinclair Broadcast Group, Inc., Class A+ .............           429          3,458
Sirius Satellite Radio, Inc.+ ........................           500          1,795
Spanish Broadcasting System, Inc., Class A+ ..........           563          3,992
Spectrasite Holdings, Inc.+ ..........................           697          1,680
Tivo, Inc.+ ..........................................           305          1,013

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
U.S. Unwired, Inc., Class A+ .........................           442   $      4,464
Ubiquitel, Inc.+ .....................................           470          3,793
UnitedGlobalCom, Inc., Class A+ ......................           793          1,840
ValueVision International, Inc., Class A+ ............           322          4,154
Ventiv Health, Inc.+ .................................           238            966
Westwood One, Inc.+ ..................................         2,900         64,525
Wireless Facilities, Inc.+ ...........................           366          1,636
World Wrestling Federation Entertainment, Inc.+ ......            81          1,069
XM Satellite Radio Holdings, Inc., Class A+ ..........           211          1,106
Young Broadcasting, Inc., Class A+ ...................           245          3,553

ENTERTAINMENT PRODUCTS -- 0.3%
Arctic Cat, Inc. .....................................           100          1,348
Championship Auto Racing Teams, Inc.+ ................         2,443         33,958
Concord Camera Corp.+ ................................           170            745
Direct Focus, Inc.+ ..................................           411          8,179
Harman International Industries, Inc. ................           393         13,165
JAAKS Pacific, Inc.+ .................................           269          3,632
K2, Inc.+ ............................................           264          1,579
Polaroid Corp. .......................................           860            447
Universal Electronics, Inc.+ .........................         1,127         16,995

LEISURE & TOURISM -- 3.9%
AFC Enterprises, Inc.+ ...............................           157          3,203
AirTran Holdings, Inc.+ ..............................           656          2,781
Alaska Air Group, Inc.+ ..............................           373          7,449
Alliance Gaming Corp.+ ...............................           212          3,010
Ambassadors International, Inc. ......................           131          2,188
America West Holdings Corp., Class B+ ................           458            847
American Classic Voyages Co.+ ........................         2,100          2,856
Anchor Gaming+ .......................................           201          8,342
Applebee's International, Inc. .......................         2,605         76,848
Argosy Gaming Co.+ ...................................           305          7,991
Atlantic Coast Airlines Holdings, Inc.+ ..............         5,797         77,100
Aztar Corp.+ .........................................           658          8,607
Bob Evans Farms, Inc. ................................           464          8,389
Boca Resorts, Inc., Class A+ .........................           426          4,239
Boyd Gaming Corp.+ ...................................           662          2,946
Buca, Inc.+ ..........................................           216          2,424
California Pizza Kitchen, Inc.+ ......................           223          3,532
CBRL Group, Inc. .....................................           701         15,401
CEC Entertainment, Inc.+ .............................           300         10,230
Cheap Tickets, Inc.+ .................................           191          3,130
Choice Hotels International, Inc.+ ...................           445          7,343
Churchill Downs, Inc. ................................            86          2,387
Crestline Capital Corp.+ .............................           169          4,774
Dover Downs Entertainment, Inc. ......................           382          4,729
Frontier Airlines, Inc.+ .............................         5,454         45,159
IHOP Corp.+ ..........................................           246          6,445
Isle of Capri Casinos, Inc.+ .........................           187          1,328
Jack in the Box, Inc.+ ...............................         2,812         78,736
Landry's Restaurants, Inc. ...........................           265          3,922
Lone Star Steakhouse & Saloon, Inc. ..................           303          3,272

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Luby's, Inc. .........................................           253   $      1,809
Magna Entertainment Corp., Class A+ ..................           471          2,854
Marcus Corp. .........................................           200          2,400
Marriott International, Inc., Class A ................         1,500         50,100
Mesa Air Group, Inc.+ ................................         8,962         29,216
Mesaba Holdings, Inc.+ ...............................           168            991
Midwest Express Holdings, Inc.+ ......................           100          1,060
Monaco Coach Corp.+ ..................................           364          5,187
MTR Gaming Group, Inc.+ ..............................           278          2,577
Navigant International, Inc.+ ........................           228          1,833
O'Charleys, Inc.+ ....................................           263          4,510
P.F. Chang's China Bistro, Inc.+ .....................         1,579         56,718
Panera Bread Co., Class A+ ...........................           147          5,144
Papa John's International, Inc.+ .....................           265          6,903
Penn National Gaming, Inc.+ ..........................           142          2,329
Pinnacle Entertainment, Inc.+ ........................           155            922
Prime Hospitality Corp.+ .............................           586          5,157
ResortQuest International, Inc.+ .....................           262            786
Royal Caribbean Cruises Ltd. .........................         1,400         15,022
Ruby Tuesday, Inc. ...................................         1,006         15,794
Ryan's Family Steak Houses, Inc.+ ....................           361          6,180
Shuffle Master, Inc.+ ................................           155          1,955
SkyWest, Inc. ........................................         8,900        148,808
Sonic Corp.+ .........................................           242          7,337
Southwest Airlines Co. ...............................         6,300         93,492
Speedway Motorsports, Inc.+ ..........................           145          2,883
Station Casinos, Inc.+ ...............................           543          4,561
Steiner Leisure Ltd.+ ................................         3,300         52,800
The Cheesecake Factory, Inc.+ ........................         2,767         66,258
The Steak n Shake Co.+ ...............................           220          2,178
Vail Resorts, Inc.+ ..................................           162          2,252
WMS Industries, Inc.+ ................................           219          3,830
Wyndham International, Inc., Class A+ ................         2,392          1,555
                                                                       ------------
                                                                          1,859,880
                                                                       ------------
INFORMATION TECHNOLOGY -- 15.5%
COMMUNICATION EQUIPMENT -- 1.1%
ANADIGICS, Inc.+ .....................................           381          4,648
Anixter International, Inc.+ .........................           341          8,450
Auspex Systems, Inc.+ ................................           414            973
Cable Design Technologies Corp.+ .....................         4,917         58,266
CellStar Corp.+ ......................................        11,000         12,760
Clarent Corp.+ .......................................           461          2,476
Computer Network Technology Corp.+ ...................           434          4,566
Crossroads Systems, Inc.+ ............................           354          1,168
DMC Stratex Networks, Inc.+ ..........................           936          4,830
Extreme Networks, Inc.+ ..............................         1,200          8,292
Ixia+ ................................................           568          3,607
JNI Corp.+ ...........................................           327          2,044
Lantronix, Inc.+ .....................................         2,483         15,146
Lightpath Technologies, Inc., Class A+ ...............           305            543
Micro General Corp.+ .................................           184          1,579

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
NEON Communications, Inc.+ ...........................            41   $        112
NMS Communications Corp.+ ............................           597            931
ONI Systems Corp.+ ...................................         1,700          6,851
Optical Cable Corp.+ .................................            57            105
Packeteer, Inc.+ .....................................           308            983
Peco II, Inc.+ .......................................           535          2,568
Performance Technologies, Inc.+ ......................           320          2,630
QUALCOMM, Inc.+ ......................................         2,600        123,604
ROHN Industries, Inc.+ ...............................           403            995
SeaChange International, Inc.+ .......................           248          4,333
Sorrento Networks Corp.+ .............................           205            410
StockerYale, Inc.+ ...................................           400          3,320
Stratos Lightwave, Inc.+ .............................           725          2,501
Tollgrade Communications, Inc.+ ......................           190          3,648
Turnstone Systems, Inc.+ .............................           501          1,503
UAXS Global Holdings, Inc.+ ..........................           624            462
Visual Networks, Inc.+ ...............................           444          1,012

COMPUTER SERVICES -- 1.7%
American Management Systems, Inc.+ ...................         1,242         14,916
Answerthink, Inc.+ ...................................         8,636         40,589
Aspen Technology, Inc.+ ..............................           395          3,950
BARRA, Inc.+ .........................................           144          6,051
Black Box Corp.+ .....................................           243         10,225
Borland Software Corp.+ ..............................           637          5,160
Brio Technology, Inc.+ ...............................           174            423
CACI International, Inc., Class A+ ...................           135          7,379
CCC Information Services Group, Inc.+ ................           200          1,462
CIBER, Inc.+ .........................................           729          4,593
Cognizant Technology Solutions Corp.+ ................            69          1,546
Concurrent Computer Corp.+ ...........................           768          6,973
Covansys Corp.+ ......................................           147          1,285
Digitas, Inc.+ .......................................           100            230
Documentum, Inc.+ ....................................         4,228         34,627
eFunds Corp.+ ........................................         3,587         59,723
EpicEdge, Inc.+# .....................................            43              0
FactSet Research Systems, Inc. .......................           258          6,259
Fair, Isaac & Co., Inc. ..............................           229         10,816
FileNET Corp.+ .......................................           487          4,904
Fourthstage Technologies, Inc.+ ......................             1              1
Global Payments, Inc. ................................           444         13,054
Information Resources, Inc.+ .........................           414          2,629
InfoUSA, Inc.+ .......................................           174            706
Keane, Inc.+ .........................................           668          9,118
Management Network Group, Inc.+ ......................         1,300          7,865
Manhattan Associates, Inc.+ ..........................           851         14,433
McAfee.com Corp.+ ....................................           136          1,571
MCSi, Inc.+ ..........................................           196          3,157
Netegrity, Inc.+ .....................................           262          2,245
Novadigm, Inc.+ ......................................            53            389
Pec Solutions, Inc.+ .................................            68          1,159
Per-Se Technologies, Inc.+ ...........................           369          2,930
Perot Systems Corp., Class A+ ........................           764         12,339

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
ProBusiness Services, Inc.+ ..........................           280   $      4,141
ProcureNet, Inc.+# ...................................           200              0
QRS Corp.+ ...........................................           214          1,798
Rainbow Technologies, Inc.+ ..........................           440          1,540
Renaissance Learning, Inc.+ ..........................           110          3,620
Safeguard Scientifics, Inc.+ .........................         2,083          3,687
Sapient Corp.+ .......................................           838          3,226
SonicWALL, Inc.+ .....................................           734          8,720
Standard Register Co. ................................            52            754
Sykes Enterprises, Inc.+ .............................           358          1,998
Synopsys, Inc.+ ......................................         2,200         88,242
The 3DO Co.+ .........................................           524          1,074
Wallace Computer Services, Inc. ......................           489          7,775
Wind River Systems, Inc.+ ............................           600          6,300
Zomax, Inc.+ .........................................           434          2,357

COMPUTERS & BUSINESS EQUIPMENT -- 2.0%
3D Systems Corp.+ ....................................           154          2,402
Adaptec, Inc.+ .......................................         1,316         10,344
Advanced Digital Information Corp.+ ..................        10,271        105,894
Ansoft Corp.+ ........................................           142          1,295
Cray, Inc.+ ..........................................        10,800         22,140
Daisytek International Corp.+ ........................           269          3,050
Digimarc Corp.+ ......................................           143          1,969
Drexler Technology Corp.+ ............................           500          7,750
Echelon Corp.+ .......................................           299          3,732
FalconStor Software, Inc.+ ...........................           228          1,977
Handspring, Inc.+ ....................................           346            467
Hutchinson Technology, Inc.+ .........................           423          7,529
Identix, Inc.+ .......................................           206          1,677
IKON Office Solutions, Inc.@ .........................         2,315         17,872
InFocus Corp.+ .......................................         2,290         29,884
Insight Enterprises, Inc.+ ...........................         5,106         72,199
Integral Systems, Inc.+ ..............................            66          1,191
Interface, Inc., Class A .............................           392          1,686
Iomega Corp.+ ........................................         5,477          6,682
Kronos, Inc.+ ........................................           180          7,389
Maxwell Technologies, Inc. ...........................           167          1,086
Mercury Computer Systems, Inc.+ ......................           736         27,637
MICROS Systems, Inc.+ ................................         2,149         38,188
MTS Systems Corp. ....................................           173          1,989
Netscout Systems, Inc.+ ..............................           100            425
Nuance Communications, Inc.+ .........................           344          2,236
NYFIX, Inc.+ .........................................           305          4,361
Pomeroy Computer Resources, Inc.+ ....................           335          4,037
Radiant Systems, Inc.+ ...............................            90            918
RadiSys Corp.+ .......................................         5,222         62,664
Secure Computing Corp.+ ..............................           380          3,701
Silicon Graphics, Inc.+ ..............................         2,008            924
Silicon Storage Technology, Inc.+ ....................         4,229         19,580
SONICblue, Inc.+ .....................................         1,153          1,257
Synplicity, Inc.+ ....................................           170            952
Systems & Computer Technology Corp.+ .................           493          4,437

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Talx Corp. ...........................................           131   $      2,788
United Stationers, Inc.+ .............................           384         11,470
Virage Logic Corp.+ ..................................           148          1,618
Wave Systems Corp., Class A+ .........................           416            703
Western Digital Corp.+ ...............................         2,285          4,958
Xybernaut Corp.+ .....................................           723          1,446
Zebra Technologies Corp., Class A+ ...................           354         13,261

COMPUTER SOFTWARE -- 2.5%
Acclaim Entertainment, Inc.+ .........................           633          1,696
Activision, Inc.+ ....................................         1,463         39,823
Actuate Corp.+@ ......................................           482          2,020
Ansys, Inc.+ .........................................           233          4,159
Ascential Software Corp.+ ............................         3,815         12,589
Avant! Corp.+ ........................................           469          1,388
Avid Technology, Inc.+ ...............................           213          1,553
Braun Consulting, Inc.+ ..............................           187            673
BSQUARE Corp.+ .......................................         1,849          4,900
Caminus Corp.+ .......................................           116          1,703
Carreker Corp.+ ......................................           231          1,753
Datastream Systems, Inc.+ ............................            63            189
Electronic Arts, Inc.+ ...............................         2,000         91,340
Embarcadero Technologies, Inc.+ ......................            67            527
EPIQ Systems, Inc.+ ..................................           102          2,601
EXE Technologies, Inc.+ ..............................         2,714          5,537
HNC Software, Inc.+@ .................................           632         11,818
Hyperion Solutions Corp.+ ............................           610          8,150
Indus International, Inc.+ ...........................           675          4,023
Infogrames, Inc.+ ....................................           363          1,234
InteliData Technologies Corp.+ .......................           656          2,152
Interactive Intelligence, Inc.+ ......................            38            190
Intercept Group, Inc.+ ...............................           160          5,352
Intertrust Technologies Corp.+ .......................         1,135          1,203
J.D. Edwards & Co.+@ .................................         1,246          8,871
JDA Software Group, Inc.+ ............................           316          4,152
Legato Systems, Inc.+@ ...............................         1,125          6,165
MapInfo Corp.+ .......................................           121            883
MetaSolv, Inc.+ ......................................           382          2,292
MicroStrategy, Inc.+ .................................           513            580
Midway Games, Inc.+ ..................................           386          4,674
MRO Software, Inc.+ ..................................           128          1,306
MSC.Software Corp.+ ..................................           223          3,590
National Data Corp. ..................................         1,787         64,332
National Instruments Corp.+ ..........................           500         13,085
NetIQ Corp.+ .........................................           531         12,091
Novell, Inc.+@ .......................................         5,209         19,065
Numerical Technologies, Inc.+ ........................         2,392         39,707
ONYX Software Corp.+ .................................           485            921
Open Text Corp.+ .....................................         1,100         23,672
Opnet Technologies, Inc.+ ............................           169            990
OTG Software, Inc.+ ..................................           298          1,654
PeopleSoft, Inc.+ ....................................         1,900         34,276
Pinnacle Systems, Inc.+ ..............................           742          2,159

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176

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Progress Software Corp.+ .............................           553   $      7,736
Pumatech, Inc.+ ......................................           194            262
Red Hat, Inc.+ .......................................         1,226          4,291
Riverdeep Group PLC ADR+ .............................         1,300         19,019
Sanchez Computer Associates, Inc.+ ...................           100            752
Serena Software, Inc.+ ...............................           153          1,782
SignalSoft Corp.+ ....................................           262          1,030
SmartForce PLC ADR+ ..................................         1,700         27,812
SPSS, Inc.+ ..........................................            98          1,687
Starbase Corp.+ ......................................         1,019            673
Take-Two Interactive Software, Inc.+ .................           379          2,680
THQ, Inc.+ ...........................................         2,357        101,705
Transaction Systems Architects, Inc., Class A+ .......           518          3,253
VA Linux Systems, Inc.+ ..............................           592            622
Vastera, Inc.+ .......................................           258          2,890
Verity, Inc.+ ........................................         1,369         13,827
Virage, Inc.+ ........................................         1,500          2,775
Witness Systems, Inc.+ ...............................           274          2,233

ELECTRONICS -- 4.8%
ACT Manufacturing, Inc.+ .............................           208            924
Actel Corp.+ .........................................           427          7,584
Active Power, Inc.+ ..................................           284          1,423
ADE Corp.+ ...........................................            38            357
Aeroflex, Inc.+ ......................................           676          7,436
Alliance Semiconductor Corp.+ ........................           253          1,817
Alpha Industries, Inc.+@ .............................         1,452         28,125
American Superconductor Corp.+ .......................           266          2,484
AMETEK, Inc. .........................................           430         11,300
Analogic Corp. .......................................         1,868         75,654
Artesyn Technologies, Inc.+ ..........................           457          2,486
Artisan Components, Inc.+ ............................           295          2,336
Astropower, Inc.+ ....................................           128          4,417
ATMI, Inc.+ ..........................................           366          5,655
AXT, Inc.+ ...........................................         1,805         19,133
Beacon Power Corp.+ ..................................           437            664
BEI Technologies, Inc. ...............................           161          2,584
Bel Fuse, Inc., Class B ..............................            75          1,458
Benchmark Electronics, Inc.+ .........................           380          6,278
BMC Industries, Inc. .................................           900          1,836
Brooks Automation, Inc.+ .............................           303          8,057
C&D Technologies, Inc. ...............................           344          6,330
Caliper Technologies Corp.+ ..........................           286          2,646
Checkpoint Systems, Inc.+ ............................           418          4,569
ChipPAC, Inc.+ .......................................           463          1,065
Cohu, Inc. ...........................................           199          2,977
Credence Systems Corp.+@ .............................           758          9,134
CTS Corp.@ ...........................................         1,438         21,239
Cymer, Inc.+ .........................................           541          9,062
Daktronics, Inc.+ ....................................           230          2,024
DDI Corp.+ ...........................................           623          4,884
DSP Group, Inc.+ .....................................           313          6,244
DuPont Photomasks, Inc.+ .............................            85          2,361

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Duraswitch Industries, Inc.+ .........................           124   $      1,245
Elantec Semiconductor, Inc.+ .........................           299          6,862
Electro Scientific Industries, Inc.+ .................         1,225         26,889
Electroglas, Inc.+ ...................................           306          3,810
EMCORE Corp.+ ........................................           236          2,020
Encore Wire Corp.+ ...................................           254          3,289
Energy Conversion Devices, Inc.+ .....................           183          3,009
Entegris, Inc.+ ......................................           397          3,136
ESS Technology, Inc.+ ................................           310          3,168
Exar Corp.+ ..........................................           669         11,574
Excel Technology, Inc.+ ..............................            72          1,133
Fairchild Semiconductor International, Inc.,
 Class A+ ............................................         2,300         36,915
FEI Co.+ .............................................           196          4,263
FLIR Systems, Inc.+ ..................................           159          6,524
General Motors Corp., Class H+ .......................         4,300         57,319
General Semiconductor, Inc.+ .........................           538          5,165
Genesis Microchip, Inc.+ .............................         1,600         45,024
Globespan, Inc.+ .....................................           811          7,331
hi/fn, Inc.+ .........................................           151          1,487
II-VI, Inc.+ .........................................            94          1,225
Integrated Circuit Systems, Inc.+ ....................           279          3,566
Integrated Device Technology, Inc.+ ..................         2,100         42,252
Integrated Silicon Solution, Inc.+ ...................           376          3,230
Interlink Electronics, Inc.+ .........................           900          1,935
Interlogix, Inc.+ ....................................           249          6,026
Intermagnetics General Corp.+ ........................           133          3,094
InterVoice-Brite, Inc.+ ..............................           452          4,692
IXYS Corp.+ ..........................................            46            274
Keithley Instruments, Inc. ...........................            59            847
Kopin Corp.+ .........................................           859          8,959
L-3 Communications Holdings, Inc.+ ...................         1,500        131,175
LTX Corp.+ ...........................................           692          9,418
Mattson Technology, Inc.+ ............................           409          1,636
MEMC Electronic Materials, Inc.+ .....................           317            333
Merix Corp.+ .........................................           207          2,908
Methode Electronics, Inc., Class A ...................           507          3,828
Microsemi Corp.+ .....................................           360          9,378
Microtune, Inc.+ .....................................           296          3,374
MIPS Technologies, Inc., Class A+ ....................           496          3,249
MKS Instruments, Inc.+ ...............................           396          7,029
Multilink Technology Corp.+ ..........................           800          4,136
Nanometrics, Inc.+ ...................................           117          2,072
New Focus, Inc.+ .....................................           527          1,702
Newport Corp. ........................................           511          7,205
Nu Horizons Electronics Corp.+ .......................           292          2,205
Oak Technology, Inc.+ ................................         3,794         29,593
ON Semiconductor Corp.+ ..............................           963          1,782
Park Electrochemical Corp. ...........................           235          5,111
Pegasus Solutions, Inc.+ .............................         3,759         31,500
Pemstar, Inc.+ .......................................           263          3,025
Pericom Semiconductor Corp.+ .........................           299          4,156
Phoenix Technologies Ltd.+ ...........................         3,036         30,451

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178

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Photronics, Inc.+ ....................................           467   $      8,616
Pioneer Standard Electronics, Inc. ...................           428          3,861
Pixelworks, Inc.+ ....................................           237          2,986
Planar Systems, Inc.+ ................................           154          3,097
PLX Technology, Inc.+ ................................           304          1,572
Powell Industries, Inc.+ .............................           112          2,537
Power Integrations, Inc.+ ............................           355          6,468
PRI Automation, Inc.+ ................................           324          3,246
Rambus, Inc.+ ........................................         1,091          8,030
Read-Rite Corp.+ .....................................         8,497         25,066
Recoton Corp.+ .......................................           172          2,124
Rogers Corp.+ ........................................           134          3,767
Rudolph Technologies, Inc.+ ..........................         1,094         26,978
Sage, Inc.+ ..........................................           202          3,080
SBS Technologies, Inc.+ ..............................           216          2,411
Sensormatic Electronics Corp.+@ ......................           987         23,273
Silicon Image, Inc.+ .................................           381            796
Silicon Laboratories, Inc.+ ..........................           165          2,275
Simplex Solutions, Inc.+ .............................            92          1,391
SIPEX Corp.+ .........................................           220          1,421
SonoSite, Inc.+ ......................................         2,156         43,982
Spectra-Physics, Inc.+ ...............................            16            284
Standard Microsystems Corp.+ .........................           147          1,379
Stoneridge, Inc.+ ....................................           100            700
Supertex, Inc.+ ......................................            67          1,021
Therma-Wave, Inc.+ ...................................           730          7,497
Three-Five Systems, Inc.+ ............................           216          3,443
TranSwitch Corp.+ ....................................         1,119          3,424
Trikon Technologies, Inc.+ ...........................           194          1,637
Trimble Navigation Ltd.+ .............................           332          5,063
TriQuint Semiconductor, Inc.+@ .......................         5,345         85,468
TTM Technologies, Inc.+ ..............................           426          2,633
Ultratech Stepper, Inc.+ .............................           265          3,172
Varian Semiconductor Equipment Associates, Inc.+@ ....           408         10,547
Varian, Inc.+ ........................................           397         10,116
Veeco Instruments, Inc.+ .............................           395         10,467
Viasystems Group, Inc.+ ..............................           329            214
Virata Corp.+ ........................................           775          7,734
Wilson Greatbatch Technologies, Inc.+ ................           213          6,241
Woodhead Industries, Inc. ............................           221          3,306
Woodward Governor Co. ................................           118          5,717
X-Rite, Inc. .........................................           100            790
Xicor, Inc.+ .........................................           339          2,695
Zoran Corp.+ .........................................           231          5,595
Zygo Corp.+ ..........................................           171          1,763

INTERNET CONTENT -- 1.0%
1-800 Contacts, Inc.+ ................................           122          1,501
1-800-FLOWERS.COM, Inc.+ .............................            92          1,110
Alloy, Inc.+ .........................................         2,267         27,975
America Online Latin America, Inc., Class A+ .........           332          1,092
AsiaInfo Holdings, Inc.+ .............................           344          4,090
Click Commerce, Inc.+ ................................           517            775

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
Convera Corp.+ .......................................            75   $        184
Critical Path, Inc.+ .................................           600            348
Digital Insight Corp.+ ...............................           345          3,967
Digitalthink, Inc.+ ..................................           335          2,590
Divine, Inc., Class A+ ...............................         1,434            889
eMerge Interactive, Inc., Class A+ ...................         3,200          5,280
Freemarkets, Inc.+ ...................................           373          3,946
Genuity, Inc., Class A+ ..............................         1,950          3,061
Global Sports, Inc.+ .................................           281          3,274
GoTo.com, Inc.+ ......................................           244          3,026
GTECH Holdings Corp.+ ................................           454         15,681
HotJobs.com Ltd.+ ....................................           379          2,263
I-many, Inc.+ ........................................           313            726
Infospace, Inc.+ .....................................         2,732          4,043
Interland, Inc.+ .....................................           262            275
Internet Capital Group, Inc.+ @ ......................         1,928            771
Multex.com, Inc.+ ....................................           242            501
Net.Bank, Inc.+ ......................................           371          3,105
Net2Phone, Inc.+ .....................................           310            939
PC-Tel, Inc.+ ........................................           264          1,980
Priceline.com, Inc.+ .................................         1,091          4,135
Prodigy Communications Corp., Class A+ ...............            98            540
ProQuest Co.+ ........................................           217          7,139
Register.com, Inc.+ ..................................           287          2,847
RSA Security, Inc.+ ..................................         1,000         13,460
S1 Corp.+ ............................................         7,608         64,364
Saba Software, Inc.+ .................................         3,333          6,599
SkillSoft Corp.+ .....................................            67          1,071
Stamps.com, Inc.+ ....................................           620          1,544
StarMedia Network, Inc.+ .............................           309             49
Stellent, Inc.+ ......................................           412          5,933
Student Advantage, Inc.+ .............................         7,500          7,800
Support.com, Inc.+ ...................................           467          1,121
Trizetto Group, Inc.+ ................................           429          3,775
U.S. Interactive, Inc.+# .............................           143              0
University of Phoenix Online+ ........................         1,400         43,344
VerticalNet, Inc.+ ...................................         1,210            436
Viewpoint Corp.+ .....................................           340          1,156
Websense, Inc.+ ......................................           243          2,649

INTERNET SOFTWARE -- 0.6%
Agile Software Corp.+ @ ..............................           310          2,818
Akamai Technologies, Inc.+ @ .........................         1,136          3,306
AremisSoft Corp.+ ....................................           164            115
Art Technology Group, Inc.+ ..........................           496            347
Blue Martini Software, Inc.+ .........................           648            505
Cacheflow, Inc.+ .....................................           412            618
Centillium Communications, Inc.+ .....................           265          1,606
Centra Software, Inc.+ ...............................           290          2,482
Chordiant Software, Inc.+ ............................            88            165
Commerce One, Inc.+ @ ................................         2,527          6,216
CyberSource Corp.+ ...................................         1,000          1,120
Digex, Inc.+ .........................................           312          1,042

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180

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
Docent, Inc.+ ........................................           351   $        727
E.piphany, Inc.+ .....................................           761          3,234
eCollege.com, Inc.+ ..................................         2,900         10,440
Entrust, Inc.+ .......................................           670          1,909
eSPEED, Inc., Class A+ ...............................           136          1,182
Extensity, Inc.+ .....................................            73            204
F5 Networks, Inc.+ ...................................           246          2,283
GlobalSCAPE, Inc.+# ..................................            11              0
Ibasis, Inc.+ ........................................           158             66
Inktomi Corp.+ .......................................         2,004          5,491
Internap Network Services Corp.+ .....................         1,516          1,516
ITXC Corp.+ ..........................................           410          1,045
Kana Software, Inc.+ .................................         1,688            608
Keynote Systems, Inc.+ ...............................           353          2,683
Liberate Technologies+ ...............................         1,474         14,681
Macromedia, Inc.+ ....................................           780          9,446
Matrixone, Inc.+ .....................................           328          1,784
Openwave Systems, Inc.+ ..............................         1,600         20,400
Portal Software, Inc.+ ...............................         1,001          1,491
RealNetworks, Inc.+ ..................................         1,700          8,262
Riverstone Networks, Inc.+ ...........................            18             95
Roxio, Inc.+ .........................................           254          3,861
Seebeyond Technology Corp.+ ..........................           255            459
Selectica, Inc.+ .....................................            22             53
SpeechWorks International, Inc.+ .....................           325          1,602
Ulticom, Inc.+ .......................................           110            889
Vitria Technology, Inc.+ .............................           697          1,429
WatchGuard Technologies, Inc.+ .......................         3,724         28,526
WebEx Communications, Inc.+ ..........................           216          4,588
webMethods, Inc.+ ....................................           249          1,721
ZixIt Corp.+ .........................................           180            868

TELECOMMUNICATIONS -- 1.8%
Adelphia Business Solutions, Inc.+ ...................           510            541
ADTRAN, Inc.+ ........................................           408          7,793
Advanced Radio Telecom Corp.+# .......................           200              0
AirGate PCS, Inc.+ ...................................           147          6,530
Alaska Communications Systems Group, Inc.+ ...........           100            761
Allen Telecom, Inc.+ .................................           360          3,132
Amdocs Ltd.+ .........................................           330          8,794
Anaren Microwave, Inc.+ ..............................           291          4,758
Andrew Corp.+@ .......................................         1,162         21,125
Antec Corp.+ .........................................           373          1,335
Arguss Communications, Inc.+ .........................           100            235
Aspect Communications Corp.+ .........................           479            857
Avanex Corp.+ ........................................           253            749
Avici Systems, Inc.+ .................................           666            852
Avocent Corp.+@ ......................................           541          8,050
Aware, Inc.+ .........................................         1,167          4,598
Boston Communications Group, Inc.+ ...................           237          2,654
C-COR.net Corp.+ .....................................           458          3,137
Carrier Access Corp.+ ................................           101            272
Celeritek, Inc.+ .....................................           203          2,401

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Choice One Communications, Inc.+ .....................            40   $         65
CIENA Corp.+ .........................................         2,100         21,609
CommScope, Inc.+ .....................................           648         11,580
Comtech Telecommunications Corp.+ ....................         2,600         38,298
Copper Mountain Networks, Inc.+ @ ....................           812            650
CoSine Communications, Inc.+ .........................         1,345            498
CT Communications, Inc. ..............................           356          5,198
Digital Lightwave, Inc.+ .............................           115          1,128
Ditech Communications Corp.+ .........................           365          1,533
Dobson Communications Corp., Class A+ ................           339          3,509
Dycom Industries, Inc.+ ..............................           532          6,171
e.spire Communications, Inc.+ ........................           419             25
Fibercore, Inc.+ .....................................           394            946
Focal Communications Corp.+ ..........................           383            111
General Communication, Inc., Class A+ ................           554          6,703
Golden Telecom, Inc.+ ................................            53            413
IDT Corp.+ ...........................................           445          5,117
Illuminet Holdings, Inc.+ ............................           342         13,105
IMPSAT Fiber Networks, Inc.+ .........................            57             11
Inter-Tel, Inc. ......................................           180          2,063
InterDigital Communications Corp.+ ...................           611          4,479
Intrado, Inc.+ .......................................         1,294         33,204
ITC DeltaCom, Inc.+ ..................................           479            575
Itron, Inc.+ .........................................           207          4,765
Leap Wireless International, Inc.+ ...................           510          8,007
Lexent, Inc.+ ........................................         1,100          7,975
Lightbridge, Inc.+ ...................................         1,941         19,895
Mastec, Inc.+ ........................................           452          2,305
Metro One Telecommunications, Inc.+ ..................           223          5,174
MRV Communications, Inc.+@ ...........................           854          2,562
Network Plus Corp.+ ..................................           155            157
Next Level Communications, Inc.+ .....................           446          1,365
North Pittsburgh Systems, Inc. .......................           100          1,474
NTELOS, Inc. .........................................           151          1,261
Oplink Communications, Inc.+ .........................         1,553          1,025
Optical Communication Products, Inc.+ ................           131            304
Plantronics, Inc.+ ...................................         6,971        118,856
Price Communications Corp.+ ..........................           755         12,797
RCN Corp.+ ...........................................           518          1,658
Rural Celluar Corp., Class A+ ........................           106          2,576
SBA Communcations Corp.+ .............................           445          5,941
Sirenza Microdevices, Inc.+ ..........................            37            164
Somera Communications, Inc.+ .........................           215            925
Spectralink Corp.+ ...................................           246          3,734
Spectrian Corp.+ .....................................           199          1,990
Symmetricom, Inc.+ ...................................           346          1,882
Teligent, Inc., Class A+ .............................           358             61
Terayon Corp.+ .......................................           843          6,011
Viasat, Inc.+ ........................................           214          3,818
Viatel, Inc.+# .......................................           478              0
West Corp.+ ..........................................           700         13,860
Western Multiplex Corp., Class A+ ....................           438          1,638

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182

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
World Access, Inc.+ ..................................           730   $          8
WorldCom, Inc.-MCI Group .............................             1             15
XO Communications, Inc.+ .............................         4,640          1,902
                                                                       ------------
                                                                          3,983,949
                                                                       ------------
MATERIALS -- 3.7%
CHEMICALS -- 1.1%
A. Schulman, Inc. ....................................           484          4,961
Airgas, Inc.+ ........................................           692          9,183
Albemarle Corp. ......................................           392          7,409
AMCOL International Corp. ............................           240          1,356
Arch Chemicals, Inc. .................................           300          6,810
Cabot Microelectronics Corp.+ ........................           300         14,493
Cambrex Corp. ........................................           242          8,114
ChemFirst, Inc. ......................................           159          3,209
Crompton Corp. .......................................         1,620         11,227
Cytec Industries, Inc.+@ .............................           584         13,520
Ferro Corp. ..........................................           410          9,504
General Cable Corp. ..................................           438          4,314
Georgia Gulf Corp. ...................................           289          4,644
H.B. Fuller Co. ......................................           220         10,076
IMC Global, Inc. .....................................         1,705         15,345
International Specialty Products, Inc.+ ..............           100            883
MacDermid, Inc. ......................................           192          2,446
Millennium Chemicals, Inc. ...........................           966         10,133
NL Industries, Inc. ..................................           200          2,998
Octel Corp.+ .........................................           185          3,376
Olin Corp. ...........................................           623          9,158
OM Group, Inc. .......................................         1,500         82,500
Omnova Solutions, Inc. ...............................           854          5,337
PolyOne Corp. ........................................         1,334         10,405
RPM, Inc. ............................................         1,312         12,398
Scotts Co., Class A+ .................................           230          7,843
Spartech Corp. .......................................           226          4,674
Stepan Co. ...........................................           177          3,195
Symyx Technologies, Inc.+ ............................           281          4,145
Uniroyal Technology Corp.+ ...........................           176            553
Wellman, Inc. ........................................           360          4,158

FOREST PRODUCTS -- 0.7%
Buckeye Technologies, Inc.+ ..........................           262          2,594
Caraustar Industries, Inc. ...........................           453          4,186
Chesapeake Corp. .....................................           261          6,747
Deltic Timber Corp. ..................................           100          2,530
EarthShell Corp.+ ....................................           739          1,626
Georgia-Pacific Group ................................         2,900         83,491
Glatfelter (P.H.) Co. ................................           200          3,062
Greif Brothers Corp., Class A ........................           219          5,019
Ivex Packaging Corp.+ ................................           267          4,552
Longview Fibre Co. ...................................           525          5,302
Louisiana-Pacific Corp. ..............................         1,384          8,996
Owens-Illinois, Inc.+ ................................         1,975          7,959

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Pope & Talbot, Inc. ..................................           280   $      3,584
Potlatch Corp. .......................................           449         12,119
Rayonier, Inc. .......................................           345         13,962
Rock-Tenn Co., Class A ...............................           100          1,100
Schweitzer-Mauduit International, Inc. ...............           169          4,009
Silgan Holdings, Inc.+ ...............................           172          3,148
Universal Forest Products, Inc. ......................           100          1,902
Wausau-Mosinee Paper Corp. ...........................           606          7,090

METALS & MINERALS -- 1.9%
Armstrong Holdings, Inc. .............................           528          1,441
Ball Corp. ...........................................           354         21,205
Barnes Group, Inc. ...................................           270          5,751
Bethlehem Steel Corp.+ ...............................         1,860          2,381
Brush Engineered Materials, Inc. .....................           113          1,554
Carpenter Technology Corp. ...........................           279          6,208
Centex Construction Products, Inc. ...................           114          3,369
Century Aluminum Co. .................................           209          1,674
CIRCOR International, Inc. ...........................           167          2,505
Cleveland-Cliffs, Inc. ...............................           100          1,440
Commercial Metals Co. ................................           100          2,780
CoorsTek, Inc.+ ......................................            62          1,549
Crown Cork & Seal Co., Inc. ..........................         1,603          3,671
Elcor Corp. ..........................................           374          8,052
Florida Rock Industries, Inc. ........................           243          7,664
Gibralter Steel Corp. ................................           146          2,205
Griffon Corp.+ .......................................           330          4,026
Hexcel Corp.+ ........................................           200            800
Kennametal, Inc. .....................................           386         12,321
Lennox International, Inc. ...........................           690          6,417
Lone Star Technologies, Inc.+ ........................           293          3,633
LSI Industries, Inc. .................................           226          5,650
Maverick Tube Corp.+ .................................           447          4,050
Minerals Technologies, Inc. ..........................           297         11,209
Mueller Industries, Inc.+ ............................           399         11,451
Myers Industries, Inc. ...............................           202          2,394
Nortek, Inc.+ ........................................           133          2,866
North American Palladium Ltd.+ .......................         4,500         24,615
NS Group, Inc.+ ......................................           264          1,795
Oregon Steel Mills, Inc. .............................           398          2,129
Penn Engineering & Manufacturing Corp. ...............           180          2,556
Quanex Corp. .........................................           100          2,310
Reliance Steel & Aluminum Co. ........................           306          7,271
Roanoke Electric Steel Corp. .........................           173          2,059
RTI International Metals, Inc. .......................           203          1,695
Ryerson Tull, Inc. ...................................           506          6,350
Shaw Group, Inc.+ ....................................         2,700         76,059
Simpson Manufacturing Co., Inc.+ .....................            90          4,770
Southern Peru Copper Corp. ...........................           341          3,222
Steel Dynamics, Inc.+ ................................           311          3,076
Stillwater Mining Co.+ ...............................         6,990        140,639
Texas Industries, Inc. ...............................           325         10,043
Timken Co. ...........................................           776         10,631

----------------
184

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Titanium Metals Corp.+ ...............................           320   $      1,024
Trex Co., Inc.+ ......................................            50            873
U. S. Concrete, Inc.+ ................................           464          3,373
USG Corp. ............................................           706          2,633
Valmont Industries, Inc. .............................           147          2,058
Wolverine Tube, Inc.+ ................................            32            323
Worthington Industries, Inc. .........................           902         10,147
York International Corp. .............................           526         15,065
                                                                       ------------
                                                                            944,327
                                                                       ------------
REAL ESTATE -- 3.1%
REAL ESTATE COMPANIES -- 0.3%
Catellus Development Corp.+ ..........................         1,400         24,472
Corrections Corp. of America+ ........................           363          4,777
Forest City Enterprises, Inc., Class A ...............           252         12,096
Jones Lang LaSalle, Inc.+ ............................           447          6,124
LNR Property Corp. ...................................           231          6,918
Tejon Ranch Co.+ .....................................           119          2,678
Trammell Crow Co.+ ...................................           200          2,000

REAL ESTATE INVESTMENT TRUSTS -- 2.8%
Alexandria Real Estate Equities, Inc. ................           197          7,772
Amli Residential Properties Trust ....................           100          2,360
Annaly Mortgage Management, Inc. .....................           627          9,060
Anthracite Capital, Inc. .............................           572          5,949
Associated Estates Realty Corp. ......................           462          4,435
Bedford Property Investors, Inc. .....................           100          2,024
Boykin Lodging Co. ...................................           200          1,600
Brandywine Realty Trust ..............................           303          6,463
BRE Properties, Inc. .................................           687         20,576
Burnham Pacific Properties, Inc. .....................           108            539
Cabot Industrial Trust ...............................           546         11,193
Camden Property Trust ................................           458         16,992
Capital Automotive REIT ..............................           327          5,762
Capstead Mortgage Corp. ..............................           185          4,862
CBL & Associates Properties, Inc. ....................           202          5,505
CenterPoint Properties Corp. .........................           324         15,471
Charles E. Smith Residential Realty, Inc. ............           267         13,750
Chateau Communities, Inc. ............................           258          7,598
Chelsea Property Group, Inc. .........................           125          5,681
Colonial Properties Trust ............................           228          6,737
Commercial Net Lease Realty ..........................           345          4,571
Cornerstone Realty Income Trust ......................           576          6,163
Cousins Properties, Inc. .............................           462         11,435
Crown American Realty ................................           540          3,834
Developers Diversified Realty Corp. ..................           815         14,629
EastGroup Properties, Inc. ...........................           289          6,329
Entertainment Properties Trust .......................           200          3,380
Equity Inns, Inc. ....................................           460          3,307
Essex Property Trust, Inc. ...........................           151          7,414
Federal Realty Investment Trust ......................           456         10,032
FelCor Lodging Trust, Inc. ...........................           383          5,151

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
First Industrial Realty Trust ........................           589   $     17,670
Gables Residential Trust .............................           316          9,689
Glenborough Realty Trust, Inc. .......................           380          7,045
Glimcher Realty Trust ................................           419          6,779
Great Lakes REIT, Inc. ...............................           200          3,260
Health Care REIT, Inc. ...............................           440         11,088
Healthcare Realty Trust, Inc. ........................         2,097         53,473
Highwoods Properties, Inc.@ ..........................           627         15,518
Home Properties of New York, Inc. ....................           272          8,606
HRPT Properties Trust@ ...............................         2,097         17,070
Innkeepers USA Trust .................................           400          3,600
Investors Real Estate Trust ..........................           506          4,721
IRT Property Co. .....................................           200          2,160
JDN Realty Corp. .....................................           491          5,205
JP Realty, Inc. ......................................           209          4,671
Keystone Property Trust Corp. ........................           283          3,594
Kilroy Realty Corp. ..................................           336          8,383
Koger Equity, Inc. ...................................           478          8,269
La Quinta Properties, Inc.+ ..........................         2,129          9,368
LaSalle Hotel Properties .............................           100            924
Lexington Corp. Properties Trust .....................           100          1,465
Manufactured Home Communities, Inc. ..................           127          3,863
Meristar Hospitality Corp. ...........................           520          5,486
Mid-America Apartment Communities, Inc. ..............           226          5,876
Mills Corp. ..........................................           133          2,844
Mission West Properties, Inc. ........................           318          3,816
National Golf Properties, Inc. .......................           212          3,403
National Health Investors, Inc. ......................           488          6,564
Nationwide Health Properties, Inc. ...................           576         11,318
Pan Pacific Retail Properties, Inc. ..................           300          7,905
Parkway Properties, Inc. .............................           100          3,250
Pennsylvania Real Estate Investment Trust ............           162          3,443
Pinnacle Holdings, Inc.+ .............................           689            269
Post Properties, Inc. ................................           491         18,206
Prentiss Properties Trust ............................           463         12,733
Prime Group Realty Trust .............................            36            430
PS Business Parks, Inc. ..............................           184          5,097
Realty Income Corp. ..................................           347         10,063
Reckson Associates Realty Corp. ......................           521         12,582
Regency Centers Corp. ................................           370          9,528
RFS Hotel Investors, Inc. ............................           200          2,070
Saul Centers, Inc. ...................................           272          5,168
Shurgard Storage Centers, Inc., Class A ..............           447         13,473
SL Green Realty Corp. ................................           238          7,502
Sovran Self Storage, Inc. ............................           157          4,333
Storage USA, Inc. ....................................           265         10,494
Summit Properties, Inc. ..............................           383         10,054
Sun Communities, Inc. ................................           198          7,257
Tanger Factory Outlet Centers, Inc. ..................           167          3,457
Taubman Centers, Inc. ................................           346          4,325
The Macerich Co. .....................................           332          7,337
Thornburg Mortgage, Inc. .............................           354          5,866

----------------
186

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Town & Country Trust .................................           243   $      4,811
U.S. Restaurant Properties, Inc. .....................           397          5,498
United Dominion Realty Trust, Inc.@ ..................         1,466         20,934
Universal Health Realty Income .......................           230          5,681
Ventas, Inc. .........................................           971         10,535
Washington Real Estate Investment Trust ..............           578         13,710
Weingarten Realty Investors, Inc. ....................           423         20,558
Westfield America, Inc. ..............................           252          4,070
                                                                       ------------
                                                                            786,006
                                                                       ------------
UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 1.1%
Avista Corp. .........................................           795         10,812
Bangor Hydro-Electric Co. ............................           113          3,009
Central Vermont Public Service Corp. .................           268          4,687
CH Energy Group, Inc. ................................           191          7,755
Cleco Corp. ..........................................           570         11,748
Dominion Resources, Inc. .............................         1,000         59,350
DQE, Inc.@ ...........................................           828         15,931
El Paso Electric Co.+ ................................           565          7,430
Empire District Electric Co. .........................           182          3,740
H Power Corp.+ .......................................           196            611
Hawaiian Electric Industries, Inc. ...................           489         19,071
Headwaters, Inc.+ ....................................           331          3,641
Integrated Electrical Services, Inc.+ ................           490          2,695
Madison Gas & Electric Co. ...........................           186          4,678
Millennium Cell, Inc.+ ...............................           294          1,100
Mirant Corp.+ ........................................         1,900         41,610
Montana Power Co. ....................................         1,280          6,720
Public Service Co. of New Mexico@ ....................           459         11,571
Research Frontiers, Inc.+ ............................           169          2,746
RGS Energy Group, Inc.@ ..............................           478         18,499
Sierra Pacific Resources Co.@ ........................         1,028         15,523
UIL Holding Corp. ....................................           220         10,492
Unisource Energy Corp. ...............................           304          4,256
Universal Display Corp.+ .............................           104            733
WPS Resources Corp. ..................................           426         14,654

GAS & PIPELINE UTILITIES -- 1.4%
AGL Resources, Inc.@ .................................           724         14,458
American Water Works, Inc. ...........................         1,700         67,150
Atmos Energy Corp. ...................................           578         12,485
Cadiz, Inc.+ .........................................           556          4,765
California Water Service Group .......................           100          2,700
Cascade Natural Gas Corp. ............................           159          3,434
Dynegy, Inc., Class A ................................         2,000         69,300
El Paso Corp. ........................................           700         29,085
Energen Corp. ........................................           338          7,605
Laclede Group, Inc. ..................................           200          4,800
Middlesex Water Co. ..................................           120          3,960
New Jersey Resources Corp. ...........................           312         13,793
Northwest Natural Gas Co. ............................           341          7,976

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
NorthWestern Corp. ...................................           310   $      6,820
NUI Corp. ............................................           248          5,067
ONEOK, Inc. ..........................................           701         11,609
Peoples Energy Corp.@ ................................           526         20,914
Philadelphia Suburban Corp. ..........................           539         14,154
Piedmont Natural Gas Co. .............................           359         11,179
SEMCO Energy, Inc. ...................................           200          2,870
SJW Corp. ............................................            54          4,423
South Jersey Industries, Inc. ........................           127          3,893
Southern Union Co.+ ..................................           408          8,539
Southwest Gas Corp. ..................................           425          9,010
Southwestern Energy Co.+ .............................           200          2,370
TransMontaigne, Inc.+ ................................           100            485
UGI Corp. ............................................           319          8,645
Western Gas Resources, Inc. ..........................           226          5,883
WGL Holdings, Inc.@ ..................................           697         18,742

TELEPHONE -- 0.1%
AT&T Latin America Corp., Class A+ ...................           605          1,065
Commonwealth Telephone Enterprises, Inc.+ ............           164          6,027
Conestoga Enterprises, Inc. ..........................           134          3,075
Hickory Tech Corp. ...................................           334          5,444
Talk America Holdings, Inc.+ .........................         5,100          2,295
                                                                       ------------
                                                                            677,082
                                                                       ------------
TOTAL COMMON STOCK (cost $28,667,193).................                   22,526,207
                                                                       ------------

PREFERRED STOCK -- 0.2%
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% ..........           183             51
                                                                       ------------
ENERGY -- 0.2%
ENERGY SOURCES -- 0.2%
Exco Resources, Inc. 5.00% ...........................         3,000         49,875
                                                                       ------------
REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Corrections Corp. of America 12.00% (1) ..............            10            160
                                                                       ------------
TOTAL PREFERRED STOCK (cost $60,614)..................                       50,086
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $28,727,807)........                   22,576,293
                                                                       ------------

----------------
188

SHORT-TERM SECURITIES -- 0.2%                               PRINCIPAL
                                                               AMOUNT      VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 3.43% due 10/18/01@ .....  $     30,000   $     29,951
United States Treasury Bills 3.45% due 10/18/01@ .....        10,000          9,984
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $39,935) ...........                       39,935
                                                                       ------------

REPURCHASE AGREEMENTS -- 14.3%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.3%
Agreement with State Street Bank & Trust Co., bearing
 interest at 2.00%, dated 9/28/01, to be repurchased
 10/01/01 in the amount of $260,043, and
 collateralized by $235,000 of U.S. Treasury Bonds,
 bearing interest at 6.25%, due 5/15/30, and having an
 approximate value of $266,315 .......................       260,000        260,000

Agreement with State Street Bank & Trust Co., bearing
 interest at 2.00%, dated 9/28/01, to be repurchased
 10/01/01 in the amount of $648,108, and
 collateralized by $600,000 of U.S. Treasury Notes,
 bearing interest at 6.00%, due 8/15/09, and having an
 approximate value of $665,335. ......................       648,000        648,000

State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ..........................     1,778,000      1,778,000

UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ............................................     1,000,000      1,000,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $3,686,000).........                    3,686,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $32,453,742)                                           102.3%    26,302,228
Liabilities in excess of other assets --                        (2.3)      (579,713)
                                                               -----   ------------
NET ASSETS --                                                  100.0%  $ 25,722,515
                                                               =====   ============

-------------
ADR -- American Depositary Receipt
+  Non-income producing security
# Fair valued security; See Note 2
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                            VALUE AT       VALUE AS OF       UNREALIZED
      CONTRACTS         DESCRIPTION                     EXPIRATION DATE   TRADE DATE   SEPTEMBER 30,2001   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------

       6 Long           Standard & Poors 500 Index      December 2001      $304,488        $313,110           $8,622
                                                                                                              ======

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
INTERNATIONAL
EQUITY PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 80.0%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
AUSTRALIA -- 2.0%
Amcor Ltd. (Materials)+ ....................................             662   $     2,040
AMP Ltd. (Finance)+ ........................................           1,413        12,679
Australia & New Zealand Banking Group Ltd. (Finance) .......           4,401        34,788
Australian Gas Light Co., Ltd. (Utilities)+ ................             380         1,598
BHP Billiton Ltd. (Materials) ..............................          17,313        73,478
Brambles Industries Ltd. (Industrial & Commercial) .........           1,584         7,758
Coca-Cola Amatil Ltd. ADR (Consumer Staples) ...............           1,065         2,876
Cochlear Ltd. (Healthcare) .................................           3,300        76,067
Coles Myer Ltd. (Consumer Discretionary) ...................           1,103         3,770
Commonwealth Bank of Australia (Finance) ...................           1,257        16,228
CSR Ltd. (Materials) .......................................           1,274         3,939
Foster's Brewing Group Ltd. (Consumer Staples)+ ............           3,215         7,935
General Property Trust (Real Estate) .......................           1,985         2,730
Johnson Electric Holdings Ltd. (Information Technology) ....           4,000         3,590
Lend Lease Corp., Ltd. (Finance) ...........................             473         2,588
National Australia Bank Ltd. (Finance) .....................           1,420        18,024
News Corp., Ltd. (Information & Entertainment) .............           2,328        14,279
Onesteel Ltd. (Materials) ..................................             354           159
Pacific Dunlop Ltd. (Consumer Discretionary) ...............           1,412           503
Paperlink.com (Information Technology) .....................             215           430
Rio Tintro Ltd. (Materials) ................................             323         4,993
Telstra Corp., Ltd. (Information Technology) ...............           7,210        18,688
Wesfarmers Ltd. (Industrial & Commercial) ..................             499         7,321
Westpac Banking Corp., Ltd. (Finance) ......................           1,633        10,735
WMC Ltd. (Materials) .......................................           1,073         4,193
Woolworths Ltd. (Consumer Discretionary) ...................          14,775        86,605
                                                                               -----------
                                                                                   417,994
                                                                               -----------
AUSTRIA -- 0.0%
Generali Holding Vienna AG (Finance) .......................              10         1,406
Oesterreichische ElektrizitIrtschafts AG, Class A
 (Utilities) ...............................................              20         1,693
                                                                               -----------
                                                                                     3,099
                                                                               -----------
BELGIUM -- 0.2%
Delhaize "Le-Lion" SA (Consumer Discretionary) .............              43         2,408
Electrabel SA (Utilities) ..................................              38         7,988
Fortis (B) (Finance) .......................................             498        12,164
Groupe Bruxelles Lambert SA (Industrial & Commercial) ......              80         3,895
Kredietbank NV (Finance) ...................................             208         6,542
Petrofina SA (Energy) ......................................               1           537
Solvay SA (Materials) ......................................              67         3,488
Suez Lyonnaise des Eaux SA (Industrial & Commercial) .......             285             2
Total Fina ELF SA (Energy) .................................              72             1

----------------
190

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
BELGIUM (CONTINUED)
UCB SA (Healthcare) ........................................             110   $     4,435
                                                                               -----------
                                                                                    41,460
                                                                               -----------
CANADA -- 0.3%
Ballard Power Systems, Inc. (Energy)+ ......................           2,250        44,125
Turbo Genset, Inc. (Industrial & Commercial) ...............          10,000        17,201
                                                                               -----------
                                                                                    61,326
                                                                               -----------
DENMARK -- 0.2%
D/S 1912 (Industrial & Commercial) .........................               1         5,873
D/S Svendborg (Industrial & Commercial) ....................               1         7,587
Danisco A/S (Consumer Staples) .............................              48         1,692
Novo Nordisk A/S Class B (Healthcare) ......................             270        11,200
Novozymes A/S Class B (Healthcare) .........................              54         1,196
Tele Danmark A/S (Utilities) ...............................             152         5,319
                                                                               -----------
                                                                                    32,867
                                                                               -----------
FINLAND -- 0.9%
Nokia Ab Oyj (Information Technology)+@ ....................          10,401       169,905
Sampo Insurance Co., Ltd., Class A (Finance) ...............             500         3,818
Sonera Oyj (Utilities) .....................................             400         1,085
TietoEnator Oyj (Information Technology) ...................             100         1,888
UPM-Kymmene Oyj (Materials) ................................             300         8,545
                                                                               -----------
                                                                                   185,241
                                                                               -----------
FRANCE -- 7.9%
Accor SA (Information & Entertainment) .....................             353        10,023
Alcatel (Information Technology)@ ..........................           1,133        13,023
Altran Technologies SA (Industrial & Commercial) ...........           1,700        70,160
Aventis SA (Materials) .....................................             842        63,830
AXA SA de CV (Finance)@ ....................................           4,859        95,823
Banque Nationale de Paris (Finance) ........................              65           586
BNP Paribas (Finance) ......................................           1,518       124,055
Bouygues SA (Industrial & Commercial)+ .....................             243         6,267
Cap Gemini SA (Industrial & Commercial) ....................           1,498        79,682
Carrefour SA (Consumer Discretionary)@ .....................             801        38,561
Castorama Dubois Investissement (Consumer Discretionary) ...           1,189        55,184
Compagnie de Saint-Gobain (Finance) ........................              69         9,482
Establissements Economiques du Casino Guichard-Perrachon SA
 (Real Estate) .............................................              60         4,625
France Telecom SA (Information Technology)@ ................             832        26,213
Groupe Danone (Consumer Staples) ...........................             194        25,247
Ipsos (Information & Entertainment) ........................           1,500        79,106
L'Air Liquide SA (Industrial & Commercial) .................             616        86,331
L'Oreal SA (Consumer Staples) ..............................             741        51,048
Lafarge SA (Materials) .....................................           1,172        95,405
LVMH (Consumer Staples)+ ...................................             358        11,370
Marionnaud Parfumeries (Consumer Discretionary) ............             700        26,596
Michelin, Class B (Consumer Discretionary) .................             124         3,267
Pernod-Ricard SA (Consumer Staples) ........................              51         3,725
Peugoet SA (Consumer Discretionary) ........................             411        15,298
Pinault-Printemps-Redoute SA (Consumer Discretionary) ......             158        17,413

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Sanofi-Synthelabo SA (Healthcare)@ .........................             704   $    45,808
Schneider Electric SA (Industrial & Commercial) ............           1,490        54,239
Societe Generale, Class A (Finance) ........................             300        14,961
Sodexho Alliance SA (Industrial & Commercial) ..............             112         4,740
STMicroelectronics (Information Technology) ................             706        15,150
Suez Lyonnaise des Eaux SA (Industrial & Commercial) .......             990        32,885
Thomson CSF (Industrial & Commercial)+ .....................             322        11,721
Total Fina (Energy) ........................................              72         9,580
TotalFinaElf SA, Class B (Energy)@ .........................           1,676       224,973
UBI Soft Entertainment SA (Information Technology)+ ........           4,920       118,652
Valeo SA (Consumer Discretionary) ..........................              60         1,892
Vivendi Environnement (Utilities)+ .........................             161         6,230
Vivendi Universal (Information & Entertainment)@ ...........           1,580        73,116
Vivendi Universal ADR (Information & Entertainment) ........             560        25,956
                                                                               -----------
                                                                                 1,652,223
                                                                               -----------
GERMANY -- 4.5%
Allianz AG (Finance)@ ......................................             200        45,139
BASF AG (Materials) ........................................             450        15,918
Bayer AG (Materials) .......................................             700        20,028
Bayerische Motoren Werke AG (Consumer Discretionary) .......           2,168        55,303
Beiersdorf AG (Consumer Staples) ...........................             100        11,376
DaimlerChrysler AG (Consumer Discretionary)@ ...............             900        26,775
Deutsche Bank AG (Finance)+ ................................             544        29,803
Deutsche Lufthansa AG (Information Technology) .............             300         2,839
Deutsche Telekom AG (Utilities) ............................           2,503        39,179
HypoVereinsbank (Finance) ..................................             490        14,176
Marschollek Lauten (Information & Entertainment) ...........           2,171       130,397
Merck KGAA (Healthcare) ....................................             150         5,665
Metro AG (Consumer Discretionary) ..........................             200         6,452
Muenchener Rueckversicherungs AG (Finance) .................             711       182,790
RWE AG (Utilities) .........................................             550        22,073
SAP AG (Information Technology) ............................           2,205       232,773
Schering AG (Healthcare) ...................................             250        12,440
Siemens AG (Industrial & Commercial) .......................             775        29,545
Thyssen Krupp AG (Industrial & Commercial) .................           1,000        10,284
VEBA AG (Utilities) ........................................             670        34,688
Volkswagen AG (Consumer Discretionary) .....................             250         8,884
                                                                               -----------
                                                                                   936,527
                                                                               -----------
HONG KONG -- 1.3%
CLP Holdings Ltd. (Utilities) ..............................           2,400         9,231
Giordano International Ltd. (Consumer Discretionary) .......          44,000        20,027
Hang Seng Bank Ltd. (Finance) ..............................           6,700        69,367
Henderson Land Development Co., Ltd. (Real Estate) .........           2,000         6,564
Hong Kong & China Gas Co., Ltd. (Utilities)+ ...............           3,993         4,992
Hong Kong Electric Holdings Ltd. (Utilities) ...............          17,000        65,389
Hutchison Whampoa Ltd. (Industrial & Commercial)@ ..........           8,700        64,418
Li & Fung (Industrial & Commercial) ........................           4,000         3,795
New World Development Co., Ltd. (Finance) ..................           2,099         1,399
Pacific Century Insurance Holdings, Ltd. (Finance)+ ........           9,619         2,368
Sun Hung Kai Properties Ltd. (Finance)+ ....................           2,000        12,719

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HONG KONG (CONTINUED)
Swire Pacific Ltd., Class A (Industrial & Commercial) ......           1,000   $     3,750
Wharf Holdings Ltd. (Industrial & Commercial) ..............           2,000         3,308
                                                                               -----------
                                                                                   267,327
                                                                               -----------
IRELAND -- 0.7%
Allied Irish Banks PLC (Finance) ...........................             657         5,901
Anglo Irish Bank Corp. (Finance) ...........................          12,800        37,685
Anglo Irish Bank Corp. (Finance) ...........................           9,600        28,481
Bank of Ireland (Finance) ..................................           7,075        56,016
CRH PLC GDR (Consumer Discretionary)+ ......................             375         5,563
Elan Corp. PLC (Healthcare)+ ...............................             193         9,572
Irish Life & Permanent PLC (Finance) .......................             168         1,651
Kerry Group, Class A (Consumer Staples)+ ...................             159         2,019
                                                                               -----------
                                                                                   146,888
                                                                               -----------
ITALY -- 2.8%
Alitalia SpA (Industrial & Commercial) .....................           1,565         1,282
Assicurazione Generali SpA (Finance)+ ......................           1,327        35,625
Autostrade SpA (Industrial & Commercial) ...................           1,722        10,970
Beni Stabili SpA (Real Estate)+ ............................           1,093           467
Davide Campari (Industrial & Commercial) ...................           2,800        69,437
Enel SpA (Utilities) .......................................           4,510        26,432
ENI SpA (Energy) ...........................................           4,660        57,803
Fiat SpA (Consumer Discretionary) ..........................             326         5,607
Intesa SpA (Finance) .......................................           6,679        16,502
Italgas SpA (Utilities) ....................................             424         3,870
Mediaset SpA (Information & Entertainment)+ ................           1,844        10,337
Pirelli SpA (Industrial & Commercial) ......................           2,215         3,209
Riunione Adriatica de Sicur Ras SpA (Finance) ..............             635         7,628
San Paolo-IMI SpA (Finance) ................................           1,871        19,615
Seat Pagine Gialle SpA (Information & Entertainment) .......             149           110
Telecom Italia Mobile SpA (Utilities) ......................          10,000        48,506
Telecom Italia SpA (Utilities) .............................          15,527       117,141
Unicredito Italiano SpA (Finance) ..........................          40,422       154,133
                                                                               -----------
                                                                                   588,674
                                                                               -----------
JAPAN -- 21.3%
Acom Co., Ltd. (Finance) ...................................             200        17,633
Advantest Corp. (Information Technology)+ ..................             100         4,236
Ajinomoto Co., Inc. (Consumer Staples)+ ....................           1,000        11,509
Asahi Bank Ltd. (Finance) ..................................           3,000         3,347
Asahi Breweries Ltd. (Consumer Staples)+ ...................           1,000        10,251
Asahi Chemical Industry Co., Inc. (Materials)+ .............          27,000        90,596
Asahi Glass Co., Ltd. (Materials)+ .........................           3,000        16,031
Avex Inc. (Information & Entertainment) ....................           3,000       110,729
Bandai Co. (Information & Entertainment) ...................           1,000        22,649
Banyu Pharmaceutical Co., Ltd. (Healthcare) ................           4,000        74,490
Canon, Inc. (Information & Entertainment) ..................           4,000       109,722
Central Japan Railway, Co. (Industrial & Commercial) .......               2        14,009
Circle K Japan Co., Ltd. (Consumer Discretionary)+ .........           2,160        61,968
Colin Corp. (Healthcare)+ ..................................             770        62,008

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Daiwa House Industry Co., Ltd. (Consumer Discretionary)+ ...           1,000   $     7,298
Daiwa Securities Co., Ltd. (Finance) .......................           7,000        48,503
Denso Corp. (Consumer Discretionary)+ ......................           1,000        14,261
East Japan Railway Co. (Industrial & Commercial)+ ..........               6        36,188
Ebara Corp. (Industrial & Commercial) ......................           1,000         7,046
FANCL Corp. (Consumer Staples) .............................             200         9,999
Fanuc Ltd. (Information Technology)+ .......................             500        18,748
Fuji Photo Film Co., Ltd. (Information & Entertainment) ....           2,000        68,786
Fujitsu Ltd. (Information Technology)+ .....................           2,000        16,760
Hisamitsu Pharmaceutical Co., Inc. (Healthcare) ............           1,600        26,575
Hitachi Ltd. (Industrial & Commercial)@ ....................           4,000        26,609
Honda Motor Co., Ltd. (Consumer Discretionary)@ ............           4,000       129,855
Hoya Corp. (Information Technology) ........................             100         5,201
Ito-Yokado Co., Ltd. (Consumer Discretionary)+ .............           1,000        44,375
Japan Airlines Co., Ltd. (Information & Entertainment) .....           2,000         4,698
Japan Tobacco, Inc. (Consumer Staples) .....................               2        14,529
Jusco Co., Ltd. (Consumer Discretionary)+ ..................           1,000        20,049
Kaneka Corp. (Materials) ...................................           1,000         6,442
Kansai Electric Power Co., Inc. (Utilities)+ ...............             900        15,099
KAO Corp. (Consumer Staples)+ ..............................           6,000       147,723
Katokichi Co., Ltd. (Consumer Staples)+ ....................           7,700       169,554
Keyence Corp. (Information Technology) .....................             400        53,687
Kinki Nippon Railway Co., Ltd. (Industrial &
 Commercial)+ ..............................................           2,000         7,986
Kirin Brewery Co., Ltd. (Consumer Staples)+ ................           8,000        61,069
Konami Co. (Information Technology) ........................             300         7,285
Konica Corp. (Information & Entertainment) .................           1,000         5,486
Kubota Corp. (Industrial & Commercial) .....................           2,000         5,620
KYOCERA Corp. ADR (Information Technology)+ ................             200        13,053
Marui Co., Ltd. (Consumer Discretionary)+ ..................           1,000        13,690
Matsushita Electric Industrial Co., Ltd. (Information
 Technology)+@ .............................................           2,000        24,495
Minebea Co., Ltd. (Industrial & Commercial) ................           1,000         5,159
Mitsubishi Chemical Corp. (Materials) ......................           8,000        16,978
Mitsubishi Corp. (Industrial & Commercial)+ ................           2,000        14,294
Mitsubishi Electric Corp. (Industrial & Commercial) ........           2,000         7,046
Mitsubishi Estate Co., Ltd. (Real Estate)+ .................           1,000         9,915
Mitsubishi Heavy Industries, Ltd. (Industrial &
 Commercial) ...............................................           3,000        10,393
Mitsubishi Tokyo Financial Group, Inc. (Finance) ...........               6        46,808
Mitsui & Co. (Industrial & Commercial) .....................           2,000        11,341
Mitsui Fudosan Co., Ltd. (Real Estate)+ ....................           1,000        11,408
Mitsui Marine & Fire Insurance Co., Ltd. (Finance)+ ........          11,090        62,236
Mizuho Holdings Inc. (Finance)+@ ...........................              28       108,045
Murata Manufacturing Co., Ltd. (Information Technology) ....             800        45,835
NEC Corp. (Industrial & Commercial)+ .......................           1,000         8,162
NGK Insulators, Ltd. (Industrial & Commercial)+ ............           6,000        45,953
Nintendo Co., Ltd. (Information Technology) ................             200        28,706
Nippon Express Co., Ltd. (Industrial & Commercial)+ ........           2,000         7,583
Nippon Oil Co., Ltd. (Energy) ..............................           2,000         9,009
Nippon Steel Corp. (Materials) .............................           7,000         8,925
Nippon Yusen Kabushiki Kaish (Industrial & Commercial) .....           2,000         6,208
Nissan Motor Co., Ltd. (Consumer Discretionary) ............           4,000        16,676
Nomura Securities Co., Ltd. (Finance) ......................           5,000        65,305
NTT DoCoMo, Inc. (Information Technology) ..................              28       130,593
Omron Corp. (Information Technology) .......................           6,100        79,263

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Orix Corp. (Finance) .......................................             100   $     8,347
Paramount Bed Co. (Healthcare) .............................           4,500       119,663
Park24 Co., Ltd. (Industrial & Commercial)+ ................           2,200       131,029
Ricoh Co., Ltd. (Information Technology) ...................           2,000        30,098
Rohm Co., Ltd. (Information Technology) ....................             600        58,384
Sankyo Co. Ltd. (Healthcare) ...............................           1,000        17,658
Sanyo Electric Co., Ltd. (Information Technology)+ .........          10,000        36,826
Secom Co., Ltd. (Industrial & Commercial) ..................           1,500        77,259
Sekisui House Ltd. (Consumer Discretionary)+ ...............           1,000         7,927
Sharp Corp. (Information Technology)+ ......................           8,000        71,806
Shin-Etsu Chemical Co., Ltd. (Materials)+ ..................           3,000        84,305
Shiseido Co., Ltd. (Consumer Staples) ......................           1,000         8,607
Shizuoka Bank Ltd. (Finance) ...............................           1,000         7,508
Skylark Co., Ltd. (Information & Entertainment)+ ...........           3,000        69,961
SMC Corp. (Consumer Discretionary)+ ........................             700        55,138
Softbank Corp. (Information Technology)+ ...................             200         3,540
SONY CORP. (Information & Entertainment) ...................           1,100        40,508
Sumitomo Bank, Ltd. (Finance)+ .............................           8,000        57,311
Sumitomo Chemical Co., Ltd. (Materials) ....................           2,000         7,181
Sumitomo Corp. (Industrial & Commercial)+ ..................          12,000        64,424
Sumitomo Realty & Development Co., Ltd. (Real Estate) ......           8,500        59,324
Suzuki Motor Corp. (Industrial & Commercial) ...............           6,000        58,133
Takashimaya Co. (Consumer Discretionary) ...................           1,000         6,442
Takeda Chemical Industries, Ltd. (Healthcare)+ .............           5,000       230,685
Takefuji Corp. (Finance)+ ..................................             200        15,770
The Furukawa Electric Co., Ltd. (Information
 Technology)+ ..............................................           1,000         5,436
Tohoku Electric Power Co., Inc. (Utilities) ................           5,300        95,365
Tokio Marine & Fire Insurance Co., Ltd. (Finance)+ .........           2,000        18,438
Tokyo Electric Power Co., Inc. (Utilities) .................           5,700       142,010
Tokyo Electron Ltd. (Information Technology) ...............             200         7,013
Toppan Forms Co., Ltd (Industrial & Commercial)+ ...........           3,000        61,782
Toppan Printing Co., Ltd. (Industrial & Commercial)+ .......           1,000         9,437
Toray Industries, Inc. (Materials)+ ........................           2,000         5,402
Toshiba Corp. (Information Technology) .....................           3,000        11,476
Toto Ltd. (Consumer Discretionary) .........................           1,000         5,411
Toyoda Gosei Co., Ltd. (Consumer Discretionary)+ ...........           6,998        70,444
Toyota Motor Corp. (Consumer Discretionary) ................           6,200       159,148
UFJ Holdings Inc. (Finance) ................................               2         9,932
Welfide Corp. (Healthcare) .................................           5,300        63,132
World Co., Ltd. (Consumer Discretionary) ...................           2,600        76,336
Yamato Transport Co., Ltd. (Industrial & Commercial) .......           1,000        19,923
                                                                               -----------
                                                                                 4,484,207
                                                                               -----------
KOREA -- 0.0%
Electrolux AB (Consumer Discretionary) .....................             300         3,119
                                                                               -----------
NETHERLANDS -- 4.7%
ABN Amro Holdings NV (Finance)@ ............................           1,902        31,347
Aegon NV (Finance)@ ........................................           1,320        34,500
Akzo Nobel NV (Healthcare) .................................             340        13,859
ASM Lithography Holdings NV (Information Technology)+ ......           2,916        32,428
Elsevier NV (Information & Entertainment) ..................             486         5,666

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Fugro NV (Industrial & Commercial) .........................           1,700   $    84,548
Getronics NV (Information Technology) ......................          31,000        71,939
Gucci Group NV (Consumer Discretionary) ....................             837        68,364
Heineken NV (Consumer Staples) .............................             427        16,173
ING Groep NV (Finance) .....................................           6,728       180,195
Kon KPN NV (Utilities) .....................................             709         1,936
Koninklijke (Royal) Philips Electronics NV (Information
 Technology)+@ .............................................           2,482        48,111
Koninklijke Ahold NV (Consumer Discretionary) ..............           1,015        28,173
Norsk Hydro ASA (Materials) ................................             200         7,336
Orkla ASA (Consumer Staples) ...............................             171         2,717
Royal Dutch Petroleum Co. (Energy)@ ........................           4,951       248,802
TNT Post Group NV (Industrial & Commercial) ................             374         7,144
Unilever NV (Consumer Staples) .............................             667        36,056
VNU NV (Information & Entertainment) .......................           2,351        66,218
Wolters Kluwer NV (Information & Entertainment) ............             160         3,544
                                                                               -----------
                                                                                   989,056
                                                                               -----------
NEW ZEALAND -- 0.0%
Telecom Corp. of New Zealand Ltd. ADR (Information
 Technology) ...............................................           1,350         2,422
                                                                               -----------
PORTUGAL -- 0.1%
Banco Comercial Portugues SA (Finance) .....................           1,107         4,241
Banco Espirito Santo SA (Finance) ..........................             163         1,929
Brisa-Auto Estradas (Industrial & Commercial) ..............             500         4,550
Electricidad De Portugal (Industrial & Commercial) .........           2,000         5,169
Jeronimo Martins SGPS SA (Consumer Discretionary) ..........             100           564
Portugal Telecom AG (Utilities) ............................           1,290         9,368
                                                                               -----------
                                                                                    25,821
                                                                               -----------
SINGAPORE -- 0.7%
Altadis SA (Consumer Staples) ..............................             159         2,532
Banco Bilbao Vizcaya SA (Finance)+ .........................           5,415        55,686
City Developments Ltd. (Real Estate) .......................           1,000         2,366
DBS Group Holdings Ltd. ADR (Finance) ......................           1,163         6,351
Endesa SA (Utilities) ......................................           1,031        15,997
Iberdrola SA (Energy) ......................................             653         8,884
Keppel Corp., Ltd. (Industrial & Commercial) ...............           1,000         1,619
Overseas-Chinese Banking Corp., Ltd. (Finance) .............           1,050         5,615
Sembcorp Industries Ltd. (Industrial & Commercial) .........           2,000         1,607
Singapore Airlines Ltd. (Industrial & Commercial) ..........           1,000         4,527
Singapore Technologies Engineering Ltd. (Industrial &
 Commercial) ...............................................          38,000        46,880
Singapore Telecommunications Ltd. (Information
 Technology) ...............................................           5,000         5,122
                                                                               -----------
                                                                                   157,186
                                                                               -----------
SPAIN -- 2.2%
Acerinox SA (Materials)+ ...................................           1,934        47,697
Aguas De Barcelona (Consumer Staples) ......................             134         1,779
Autopistas, Concesionaria Espanda SA (Industrial &
 Commercial)+ ..............................................             225         1,947
Banco Santander Central Hispano SA (Finance)@ ..............           8,265        63,331
Fomento de Construcciones y Contratas AS (Industrial &
 Commercial) ...............................................             106         2,055
Gas Natural SDG SA (Utilities) .............................             300         5,367

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
SPAIN (CONTINUED)
Grupo Dragados SA (Industrial & Commercial)+ ...............           6,183   $    75,681
Inditex (Consumer Discretionary) ...........................           3,568        60,071
Repsol-YPF SA (Energy) .....................................           1,153        16,579
Sogecable SA (Information & Entertainment) .................           3,500        76,285
Telefonica SA (Utilities)+ .................................          10,239       113,120
TelePizza SA (Information & Entertainment)+ ................             227           269
Union Electrica Fenosa SA (Utilities) ......................             157         2,322
                                                                               -----------
                                                                                   466,503
                                                                               -----------
SWEDEN -- 1.6%
Assa Abloy (Industrial & Commercial) .......................             400         4,495
Hennes & Mauritz AB (Consumer Discretionary) ...............           1,200        20,622
Investor AB (Finance) ......................................             539         5,098
NetCom AB, Series B (Utilities)+ ...........................             300         7,417
Nordbanken AB (Finance) ....................................          14,289        69,587
Sandvik AB (Industrial & Commercial) .......................             300         5,423
Securitas AB, Class B (Industrial & Commercial) ............           5,264        84,794
Skandia Forsakrings AB (Finance) ...........................           8,842        48,029
Skandinaviska Enskilda Banken, Class A (Finance) ...........           1,200         8,373
Svenska Cellulosa AB (Materials) ...........................             233         5,063
Svenska Handelsbanken AB (Finance) .........................             300         3,891
Telefonaktiebolaget LM Ericsson AB, Series B (Information
 Technology) ...............................................          18,289        66,115
Telia AB (Information Technology) ..........................           1,800         7,788
Volvo AB, Class B (Consumer Discretionary) .................             270         3,477
                                                                               -----------
                                                                                   340,172
                                                                               -----------
SWITZERLAND -- 4.6%
Abb Ltd. (Industrial & Commercial) .........................           1,200         8,601
Adecco SA (Industrial & Commercial) ........................             699        23,798
Credit Suisse Group (Finance) ..............................           1,360        47,479
Givaudan AG (Consumer Staples)+ ............................               6         1,805
Holcim Ltd. (Consumer Discretionary) .......................              53         9,955
Nestle SA (Consumer Staples) ...............................           1,329       283,308
Novartis AG (Healthcare) ...................................           5,643       220,713
Roche Holdings AG -- Bearer (Healthcare) ...................             100         7,507
Roche Holdings AG -- Genuss (Healthcare) ...................           2,117       151,738
Swatch Group AG (Consumer Discretionary) ...................             300         4,449
Swiss Reinsurance (Finance) ................................             300        29,474
Swisscom AG (Information Technology) .......................              80        22,541
Syngenta AG (Materials) ....................................              73         3,685
UBS AG (Finance) ...........................................           3,009       140,559
Zurich Financial Services AG (Finance) .....................              97        19,809
                                                                               -----------
                                                                                   975,421
                                                                               -----------
UNITED KINGDOM -- 24.0%
3I Group (Industrial & Commercial) .........................             771         7,934
Abbey National PLC (Finance) ...............................           1,552        22,771
Amvescap PLC (Finance) .....................................           5,234        56,018
Ashtead Group PLC (Finance) ................................         112,498       124,869
AstraZeneca Group PLC (Healthcare)@ ........................           2,806       130,121
BAA PLC (Information & Entertainment) ......................           6,585        52,277

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
BAE SYSTEMS PLC (Industrial & Commercial) ..................           3,990   $    19,416
Barclays PLC (Finance) .....................................           6,182       170,045
Bass PLC (Consumer Staples) ................................           5,893        53,714
BG Group PLC (Utilities)+ ..................................           2,911        11,223
BOC Group PLC (Materials) ..................................             634         8,738
Boots Co. PLC (Consumer Discretionary) .....................             874         8,018
BP Amoco PLC (Energy)@ .....................................          38,703       319,773
BP Amoco PLC ADR (Energy)ADR ...............................           1,000        49,170
British Airways PLC (Industrial & Commercial) ..............           1,719         4,549
British American Tobacco PLC (Consumer Staples) ............           2,024        17,883
British Land Co. PLC (Industrial & Commercial) .............             762         4,705
British Sky Broadcasting Group PLC (Information &
 Entertainment) ............................................           3,892        33,787
British Telecommunications PLC (Utilities) .................          27,116       135,540
Cadbury Schweppes PLC (Consumer Staples) ...................           1,917        12,443
Capita Group PLC (Industrial & Commercial) .................           1,173         6,363
Carlton Communications PLC (Information & Entertainment) ...             572         1,114
Centrica PLC (Utilities) ...................................           4,524        14,167
CGU PLC (Finance) ..........................................           2,640        32,583
Close Brothers Group PLC (Finance) .........................           5,600        53,612
CMG PLC (Information Technology) ...........................             916         3,225
Compass Group PLC (Information & Entertainment)+ ...........           2,893        20,181
Diageo PLC (Consumer Staples)+ .............................          12,768       134,118
Dixons Group PLC (Information Technology) ..................           3,050         8,262
Elan Corp. PLC ADR (Healthcare)+ ...........................             900        43,605
First Technology PLC (Consumer Discretionary) ..............          27,000       130,990
Galen Holdings PLC (Healthcare) ............................          13,100       122,545
GKN PLC (Information Technology) ...........................             807         3,257
Glaxo Wellcome PLC ADR (Healthcare) ........................           2,060       115,607
GlaxoSmithKline PLC (Healthcare)+@ .........................          14,371       405,648
Granada Compass PLC (Information & Entertainment)+ .........           2,018         2,759
Great Universal Stores PLC (Consumer Discretionary) ........           1,291        10,249
Halma PLC (Information Technology) .........................          32,600        66,585
Hanson PLC (Materials) .....................................           1,273         8,904
Hays PLC (Industrial & Commercial)+ ........................          40,121        90,245
HBOS PLC (Finance) .........................................           2,924        31,553
HSBC Holdings PLC (Finance)@ ...............................          20,215       213,086
Imperial Chemical Industries PLC (Materials) ...............             526         2,212
Jardine Lloyd Thompson Group PLC (Finance) .................           8,000        56,642
Jarvis PLC (Industrial & Commercial) .......................          46,175       285,113
Kingfisher PLC (Consumer Discretionary) ....................           1,234         5,624
Ladbroke Group PLC (Information & Entertainment) ...........           1,845         4,964
Land Securities PLC (Real Estate) ..........................             687         8,398
Lattice Group PLC (Industrial & Commercial) ................           2,911         6,676
Legal & General Group PLC (Finance) ........................           6,588        14,334
Linde AG (Industrial & Commercial) .........................             150         5,804
Lloyds TSB Group PLC (Finance) .............................           5,165        49,357
Logica PLC (Information Technology) ........................             447         4,436
London Bridge Software Holdings PLC (Information
 Technology) ...............................................          36,000        51,338
Marconi PLC (Information Technology) .......................           2,333           626
Marks & Spencer PLC (Consumer Discretionary) ...............           2,669        10,006
Mayflower Corp. PLC (Consumer Discretionary)+ ..............         140,000       251,101
National Grid Group PLC (Utilities) ........................           6,816        43,088
National Power PLC (Utilities) .............................          12,631        39,181

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198

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Nestor Healthcare Group PLC (Healthcare) ...................           8,000   $    58,806
NXT PLC (Industrial & Commercial)+ .........................          31,161        32,068
Nycomed Amersham PLC (Healthcare) ..........................             731         6,228
Ocean Group PLC (Industrial & Commercial) ..................           4,787        37,299
P & O Princess Cruis (Information & Entertainment) .........           9,498        31,313
Pearson PLC (Information & Entertainment) ..................             742         7,952
Pilkington PLC (Materials) .................................         118,105       189,259
Prudential PLC (Finance) ...................................           1,593        16,394
Railtrack Group PLC (Industrial & Commercial) ..............             197           756
Reed International PLC (Information & Entertainment) .......           1,252        10,335
Rentokil Initial PLC (Industrial & Commercial) .............           2,443         8,835
Reuters Group PLC (Information & Entertainment) ............           5,594        49,262
Rio Tintro PLC (Materials) .................................           1,383        21,755
Royal Bank of Scotland Group (Finance) .....................           5,937       130,750
Sainsbury (J.) PLC (Consumer Discretionary) ................           2,483        13,023
Scottish Power PLC (Utilities) .............................           2,282        13,721
Siebe PLC (Industrial & Commercial) ........................           6,683         3,439
Smiths Group PLC (Industrial & Commercial) .................           9,343        85,848
Tesco PLC (Consumer Discretionary)+ ........................          36,607       137,773
Unilever PLC (Consumer Staples) ............................          12,080        91,727
Vodafone Group PLC (Information Technology)@ ...............         138,271       304,918
Vodafone Group PLC ADR (Information Technology) ............           2,330        51,167
Wetherspoon (J.D.) PLC (Industrial & Commercial) ...........          14,700        74,559
Woolworths Group PLC (Consumer Discretionary) ..............           1,358           635
WPP Group PLC (Information & Entertainment) ................           1,317         9,584
Xansa PLC (Information Technology) .........................          19,000        62,849
                                                                               -----------
                                                                                 5,050,807
                                                                               -----------
TOTAL COMMON STOCK (cost $21,099,294).......................                    16,828,340
                                                                               -----------

PREFERRED STOCK -- 0.1%
------------------------------------------------------------------------------------------
AUSTRALIA -- 0.1%
News Corp., Ltd.* (Information & Entertainment) (cost
 $14,653) ..................................................           2,172        11,710
                                                                               -----------

WARRANTS -- 0.0%+
                                                                   WARRANTS
------------------------------------------------------------------------------------------
FRANCE -- 0.0%
Casino Guichard Perrach 12/15/05 (Information &
 Entertainment) ............................................               4            18
Casino Guichard Perrach 12/15/03 (Information &
 Entertainment) ............................................               4            11
                                                                               -----------
                                                                                        29
                                                                               -----------
ITALY -- 0.0%
Banque Intesa SpA (Finance) ................................             332         1,112
Bipop Carire (Finance) .....................................           1,500         3,112
                                                                               -----------
                                                                                     4,224
                                                                               -----------
TOTAL WARRANTS (cost $12,076)...............................                         4,253
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $21,126,023)..............                    16,844,303
                                                                               -----------

                                                                ----------------

SHORT-TERM SECURITIES -- 0.5%                                     PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.5%
United States Treasury Bills 3.43% due 10/18/01 (cost
 $109,822) .................................................      $  110,000   $   109,822
                                                                               -----------

REPURCHASE AGREEMENTS -- 17.1%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 17.1%
Agreement with State Street Bank & Trust Co., Inc., bearing
 interest at 2.00%, dated 9/28/01, to be repurchased
 10/01/01 in the amount of $909,152 and collateralized by
 $930,000 of U.S. Treasury Bills, bearing interest at 2.38%, due 10/18/01 and having an approximate value of
 $928,863 ..................................................         909,000       909,000
Agreement with State Street Bank & Trust Co., Inc., bearing
 interest at 2.00%, dated 9/28/01, to be repurchased
 10/01/01 in the amount of $706,118 and collateralized by
 $705,000 of U.S. Treasury Bonds, bearing interest at 6.25%, due 10/31/01 and having an approximate value of
 $725,062 ..................................................         706,000       706,000
Agreement with State Street Bank & Trust Co., Inc., bearing
 interest at 2.00%, dated 9/28/01, to be repurchased
 10/01/01 in the amount of $1,991,332 and collateralized by
 $1,950,000 of U.S. Treasury Bonds, bearing interest at
 6.25%, due 7/31/02 and having an approximate value of
 $2,032,875 ................................................       1,991,000     1,991,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $3,606,000) ..............                     3,606,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $24,841,845)                                                    97.7%   20,560,125
Other assets less liabilities --                                         2.3       480,798
                                                                       -----   -----------
NET ASSETS --                                                          100.0%  $21,040,923
                                                                       =====   ===========

-------------
+   Non-income producing security
*  Resale restricted to qualified institutional buyers
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                                                       VALUE AS OF     UNREALIZED
NUMBER OF                                                 EXPIRATION      VALUE AT    SEPTEMBER 30,   APPRECIATION/
CONTRACTS               DESCRIPTION                          DATE        TRADE DATE       2001        DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
       1 Long           Hang Seng Index                  October 2001     $599,832      $599,997         $   165
       1 Long           IBEX 35 INDEX                    October 2001       64,230        64,241              11
       4 Long           Nikkei 225 (CME)                December 2001      194,761       192,100          (2,661)
       1 Long           Standard & Poors 500 Index      December 2001       37,164        37,074             (90)
       2 Long           DAX INDEX FUTURE                December 2001      197,926       190,792          (7,134)
       9 Long           DJ EURO STOXX 50                December 2001      265,129       261,462          (3,667)
       2 Long           CAC40 10 EURO                   December 2001       72,364        73,402           1,038
       8 Long           DJ EURO STOXX 50                December 2001      226,690       231,751           5,061
       1 Long           Generic 1st "ZZ"                December 2001       71,937        70,773          (1,164)
                                                                                                         -------
                        Net Unrealized Depreciation................................................      $(8,441)
                                                                                                         =======

----------------
200

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------
       CONTRACT                     IN             DELIVERY    GROSS UNREALIZED
      TO DELIVER               EXCHANGE FOR          DATE        APPRECIATION
-------------------------------------------------------------------------------
 AUD*           51,073     USD           25,303    10/18/01        $     66
 EUR*           54,257     USD           49,517    10/24/01             181
 EUR*           10,894     USD           10,131    10/24/01             225
 HKD*          168,283     USD           21,582    12/10/01               1
 JPY*       11,494,500     USD           97,000    10/24/01             389
 JPY        26,662,111     USD          226,734    10/29/01           2,556
 JPY        26,662,111     USD          226,734    10/29/01           2,556
 SEK*          513,139     EUR           55,000    10/24/01           2,365
 SEK*          532,480     EUR           56,550    10/24/01           1,797
 USD*           59,961     SEK          648,000    10/11/01             700
 USD*           35,988     SEK          387,657    10/11/01             301
 USD            16,384     SGD           29,970    10/18/01             582
 USD*           49,557     EUR           55,000    10/24/01             455
 USD*           96,471     JPY       11,494,500    10/24/01             140
 USD            74,363     DKK          638,000    10/26/01           3,613
 USD*           73,310     GBP           50,000    11/08/01              33
 USD*           35,321     CHF           57,687    11/15/01             341
 USD*           32,890     HKD          256,492    12/10/01               5
                                                                   --------
                                                                     16,306
                                                                   --------

                                                               GROSS UNREALIZED
                                                                DEPRECIATION
-------------------------------------------------------------------------------
 CHF*           20,854     USD           12,400    11/15/041           (492)
 EUR*           57,000     SEK          523,477    10/24/01          (1,365)
 EUR*           57,000     SEK          522,143    10/24/01          (1,181)
 EUR*           55,000     USD           49,396    10/24/01            (617)
 EUR*           57,000     SEK          523,477    10/24/01          (1,483)
 EUR*           57,000     SEK          522,143    10/24/01          (1,792)
 GBP*           24,500     USD           35,857    11/04/01             (81)
 GBP*            8,505     USD           12,430    11/08/01             (46)
 GBP*            2,455     USD            3,571    11/08/01             (30)
 GBP*           10,169     USD           14,840    11/08/01             (77)
 GBP            67,000     USD           98,122    11/08/01            (158)
 HKD*          927,000     USD          118,877    11/29/01              (9)
 HKD*          341,622     USD           43,809    12/10/01              (3)
 SEK*        1,618,002     USD          146,865    10/11/01          (4,599)
 SEK*          513,139     EUR           55,000    10/24/01            (368)
 SEK*          532,480     EUR           56,550    10/24/01            (200)
 USD            21,578     HKD          168,283    10/03/01              (1)
 USD*           54,612     AUD          107,374    10/18/01          (1,556)
 USD            37,098     AUD           69,799    10/18/01          (2,608)
 USD*           91,333     EUR           98,000    10/24/01          (2,221)
 USD*          610,847     EUR          664,000    10/24/01          (7,067)
 USD           103,811     EUR          113,294    10/24/01            (792)
                                                                   --------
                                                                    (26,746)
                                                                   --------
Net Unrealized Depreciation.................................       $(10,440)
                                                                   ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

AUD  --         Australian Dollar
CHF  --         Swiss Franc
DKK  --         Danish Krone
EUR  --         Euro
GBP  --         Pound Sterling
HKD  --         Hong Kong Dollar
JPY  --         Japanese Yen
SEK  --         Swedish Krona
SGD  --         Singapore Dollar
                United States
USD  --         Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

BONDS & NOTES -- 72.8%                                    PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.1%
AUTOMOTIVE -- 0.5%
DaimlerChrysler North American Holding Corp. 7.25%
 2006 ................................................  $    200,000   $    209,380

HOUSING -- 0.2%
Masco Corp. 6.00% 2004 ...............................        75,000         77,414

RETAIL -- 1.4%
CVS Corp. 5.50% 2004 .................................       200,000        206,701
Federated Department Stores, Inc. 6.90% 2029 .........       200,000        168,652
Shop At Home, Inc. 11.00% 2005 .......................        50,000         49,000
Staples, Inc. 7.13% 2007 .............................        35,000         33,069
Wal-Mart Stores, Inc. 6.88% 2009 .....................       100,000        108,002
                                                                       ------------
                                                                            852,218
                                                                       ------------

CONSUMER STAPLES -- 1.6%
FOOD, BEVERAGE & TOBACCO -- 1.6%
Coca Cola Enterprises, Inc. 7.13% 2009 ...............       100,000        107,190
Conagra, Inc. 8.25% 2030 .............................       100,000        111,056
Diageo Capital PLC 6.13% 2005 ........................       200,000        207,872
Tyson Foods, Inc. 8.25% 2011 * .......................       200,000        199,304
                                                                       ------------
                                                                            625,422
                                                                       ------------

ENERGY -- 1.0%
ENERGY SERVICES -- 0.2%
Amerada Hess Corp. 6.65% 2011 ........................       100,000        100,276

ENERGY SOURCES -- 0.5%
Calpine Canada Energy Finance ULC 8.50% 2008 .........       100,000         97,644
NRG Energy, Inc. 7.50% 2009 ..........................       100,000        103,211

GAS & PIPELINE UTILITIES -- 0.3%
Western Gas Resources, Inc. 10.00% 2009 ..............       100,000        102,000
                                                                       ------------
                                                                            403,131
                                                                       ------------

FINANCE -- 5.8%
BANKS -- 1.3%
Banque Nationale de Paris 7.20% 2007 .................       100,000        107,323
Chase Manhattan Corp. 7.00% 2009 .....................       100,000        106,145
Countrywide Home LNS, Inc. 5.50% 2006 ................       100,000        101,151
Doral Financial Corp. 8.50% 2004 .....................       100,000        106,430
KFW International Finance, Inc. 5.25% 2006 ...........       100,000        103,414

FINANCIAL SERVICES -- 3.1%
Alliance Capital Management LP 5.63% 2006 ............       100,000        102,193
American Express Co. 5.50% 2006 ......................       200,000        202,222

----------------
202

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Finova Group, Inc. 7.50% 2009 ........................  $     50,000   $     20,000
Ford Motor Credit Co. 5.75% 2004 .....................       200,000        204,527
Frank Russell Co. 5.63% 2009* ........................       100,000         97,938
General Motors Acceptance Corp. 6.75% 2006 ...........       200,000        205,636
Goldman Sachs Group, Inc. 7.80% 2010 .................       100,000        108,707
Sprint Capital Corp. 6.38% 2009 ......................       100,000         97,451
Toyota Motor Credit Corp. 5.63% 2003 .................       200,000        208,584

INSURANCE -- 1.4%
Ace Capital Trust II 9.70% 2030 ......................       100,000        105,911
Everest Reinsurance Holdings, Inc. 8.50% 2005 ........       100,000        109,665
Hartford Life 7.10% 2007 .............................       200,000        213,312
Lumbermens Mutual Casualty Co. 9.15% 2026* ...........        68,000         62,948
Mony Group, Inc. 8.35% 2010 ..........................        85,000         91,769
                                                                       ------------
                                                                          2,355,326
                                                                       ------------

HEALTHCARE -- 0.3%
HEALTH SERVICES -- 0.1%
Tenet Healthcare Corp. 8.00% 2005 ....................        50,000         53,750

MEDICAL PRODUCTS -- 0.2%
Fresenius Medical Care Capital Trust 9.00% 2006 ......        75,000         76,500
                                                                       ------------
                                                                            130,250
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 2.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Lockheed Martin Corp. 8.50% 2029 .....................       100,000        116,604
United Technologies Corp. 6.63% 2004 .................        75,000         80,059

BUSINESS SERVICES -- 0.7%
Allied Waste North America, Inc. 7.63% 2006 ..........       100,000         97,500
Browning Ferris Industries, Inc. 7.88% 2005 ..........        50,000         51,561
Evenflo Co., Inc., Series B 11.75% 2006 ..............       150,000         36,563
Pentacon, Inc., Series B 12.25% 2009 .................        50,000         21,000
Polymer Group, Inc. 8.75% 2008 .......................        75,000         28,500
Polymer Group, Inc., Series B 9.00% 2007 .............        75,000         28,500

MULTI-INDUSTRY -- 0.4%
Diamond Holdings PLC 9.13% 2008 ......................        50,000         30,500
Schuff Steel Co. 10.50% 2008 .........................        50,000         47,500
Tyco International Group SA 6.38% 2005 ...............       100,000        104,100

TRANSPORTATION -- 0.5%
Fedex Corp. 6.88% 2006 ...............................        60,000         58,051
Gulfmark Offshore, Inc. 8.75% 2008 ...................        50,000         45,500
Statia Terminals International NV, Series B 11.75%
 2003 ................................................       100,000        103,500
                                                                       ------------
                                                                            849,438
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 4.7%
BROADCASTING & MEDIA -- 2.5%
Adelphia Communications Corp., Series B 8.13% 2003 ...        75,000         70,500
AOL Time Warner, Inc. 6.75% 2011 .....................       150,000        153,951

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Chancellor Media Corp. 8.00% 2008 ....................  $    125,000   $    128,750
Comcast UK Cable Partners Ltd. zero coupon 2007(1) ...        40,000         25,900
Echostar DBS Corp. 9.25% 2006 ........................       100,000         97,500
Mediacom LLC/Capital Corp. 8.50% 2008 ................       100,000         96,500
Motorola, Inc. 7.63% 2010 ............................       200,000        199,980
Reed Elsevier Capital, Inc. 6.75% 2011 ...............        55,000         56,462
Sinclair Broadcast Group, Inc. 10.00% 2005 ...........        50,000         47,500
Spectrasite Holdings, Inc. zero coupon 2009(1) .......       100,000         31,500
Telewest Communication PLC 11.25% 2008 ...............        85,000         55,250
UIH Australia Pacific, Inc. zero coupon 2006(1) ......       100,000         20,375
United International Holdings, Inc., Series B zero
 coupon 2008(1) ......................................       200,000         48,000

LEISURE & TOURISM -- 2.2%
American Airlines, Inc. 7.02% 2011 ...................       130,000        121,900
American Airlines, Inc. 7.86% 2011* ..................        40,000         41,203
Continental Airlines, Inc. 6.32% 2008 ................       200,000        187,596
Continental Airlines, Inc. 6.70% 2021 ................       100,000         90,450
Delta Air Lines, Inc. 7.11% 2011 .....................       200,000        197,624
Disney Walt Co. 7.30% 2005 ...........................       100,000        107,387
ITT Corp. 6.75% 2005 .................................        50,000         48,863
MGM Mirage, Inc. 6.95% 2005 ..........................        90,000         86,036
                                                                       ------------
                                                                          1,913,227
                                                                       ------------

INFORMATION TECHNOLOGY -- 0.5%
COMPUTER SERVICES -- 0.4%
Computer Sciences Corp. 6.75% 2006 ...................        85,000         88,657
Globix Corp. 12.50% 2010 .............................        50,000          9,000
Unisys Corp. 8.13% 2006 ..............................        50,000         48,125

INTERNET SOFTWARE -- 0.0%
PSINet, Inc. 11.50% 2008(2) ..........................        50,000          3,000

TELECOMMUNICATIONS -- 0.1%
Flag Telecom Holdings Ltd. 11.63% 2010 ...............        50,000         18,000
NTL, Inc., Series B zero coupon 2008(1) ..............       100,000         30,000
                                                                       ------------
                                                                            196,782
                                                                       ------------

MATERIALS -- 1.5%
FOREST PRODUCTS -- 1.0%
Abitibi Consolidated, Inc. 7.88% 2009 ................       200,000        203,402
Ainsworth Lumber Ltd. 12.50% 2007 ....................        50,000         43,250
Bowater, Inc. 9.00% 2009 .............................       100,000        108,866
Weyerhaeuser Co. 6.00% 2006 ..........................        30,000         30,397

METALS & MINERALS -- 0.5%
Armco, Inc. 8.88% 2008 ...............................       100,000         97,000
International Utility Structures, Inc. 10.75% 2008 ...        79,000         41,475
P & L Coal Holdings Corp. 8.88% 2008 .................        59,000         60,770
                                                                       ------------
                                                                            585,160
                                                                       ------------

----------------
204

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
E.O.P. Operating LP 8.38% 2006 .......................  $    100,000   $    110,549
                                                                       ------------

U.S. GOVERNMENT & AGENCIES -- 50.3%
U.S. GOVERNMENT & AGENCIES -- 50.3%
Federal Home Loan Banks 5.13% 2006 ...................       500,000        517,735
Federal Home Loan Mortgage Corp. 4.50% 2003 ..........     1,000,000      1,024,220
Federal Home Loan Mortgage Corp. 5.75% 2009 ..........        50,000         52,375
Federal Home Loan Mortgage Corp. 6.25% 2002 ..........        50,000         51,875
Federal Home Loan Mortgage Corp. 6.75% 2031 ..........       100,000        107,953
Federal National Mortgage Association 5.13% 2004 .....     1,500,000      1,558,125
Federal National Mortgage Association 6.00%
 2005-2028 ...........................................     1,535,683      1,561,062
Federal National Mortgage Association 6.50% 2031 .....       249,975        254,115
Federal National Mortgage Association 7.25% 2010 .....       200,000        227,906
Government National Mortgage Association 6.50%
 2016-2028 ...........................................       614,973        635,269
Government National Mortgage Association 7.50%
 2007 ................................................       129,229        136,569
Government National Mortgage Association 8.00%
 2030 ................................................       152,033        159,919
United States Treasury Bonds 5.38% 2031 ..............       500,000        496,875
United States Treasury Bonds 6.25% 2023 ..............     1,215,000      1,334,605
United States Treasury Bonds 7.13% 2023 ..............       525,000        634,840
United States Treasury Bonds 7.25% 2022 ..............        60,000         73,415
United States Treasury Bonds 8.13% 2021 ..............        30,000         39,750
United States Treasury Bonds 8.75% 2017-2020 .........       300,000        414,375
United States Treasury Bonds 8.88% 2019 ..............       100,000        139,625
United States Treasury Bonds 9.00% 2018 ..............     1,680,000      2,367,742
United States Treasury Bonds 9.13% 2018 ..............        75,000        106,383
United States Treasury Notes 4.25% 2003 ..............       150,000        154,149
United States Treasury Notes 4.75% 2008 ..............       500,000        511,330
United States Treasury Notes 5.00% 2011 ..............       750,000        770,858
United States Treasury Notes 5.50% 2003-2028 .........       500,000        529,890
United States Treasury Notes 5.63% 2008 ..............       335,000        360,282
United States Treasury Notes 5.75% 2003-2010 .........     1,605,000      1,705,241
United States Treasury Notes 5.88% 2004 ..............       500,000        536,015
United States Treasury Notes 6.00% 2004-2009 .........     1,400,000      1,528,720
United States Treasury Notes 6.50% 2005 ..............       500,000        549,468
United States Treasury Notes 6.63% 2007 ..............        80,000         90,000
United States Treasury Notes 6.75% 2005 ..............       550,000        607,750
United States Treasury Notes 6.88% 2006 ..............       675,000        760,010
United States Treasury Notes 7.00% 2006 ..............       265,000        300,030
                                                                       ------------
                                                                         20,298,476
                                                                       ------------

UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 1.3%
AES Corp. 8.75% 2002 .................................       100,000         98,000
Keyspan Corp. 6.15% 2006 .............................       100,000        104,800
Niagara Mohawk Power Corp. 5.38% 2004 ................       100,000         99,953
NSTAR 8.00% 2010 .....................................       100,000        110,026
Virginia Electric & Power Co., Series B 7.20% 2004 ...       100,000        107,196

TELEPHONE -- 1.3%
British Telecommunications PLC zero coupon 2001(1) ...       100,000        110,553
Deutsche Telekom International 8.00% 2010 ............       100,000        107,564

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
Telefonica Europe BV 7.75% 2010 ......................  $    200,000   $    210,792
Verizon, Inc. 6.50% 2011 .............................       100,000        103,317
                                                                       ------------
                                                                          1,052,201
                                                                       ------------
TOTAL BONDS & NOTES (cost $29,074,339)................                   29,372,180
                                                                       ------------

PREFERRED STOCK -- 0.5%
                                                           SHARES
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 0.3%
BROADCASTING & MEDIA -- 0.3%
CSC Holdings, Inc., Series M 11.13% (3) ..............         1,084        110,568
                                                                       ------------

INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Broadwing Communications, Inc. Series B 12.50% (3) ...            50         46,000
Nextel Communications, Inc., Series E (3) ............            91         39,130
                                                                       ------------
                                                                             85,130
                                                                       ------------
TOTAL PREFERRED STOCK (cost $230,597).................                      195,698
                                                                       ------------

WARRANTS -- 0.0%+
                                                          WARRANTS
------------------------------------------------------------------------------------
ENERGY -- 0.0%
ENERGY SERVICES -- 0.0%
Key Energy Services, Inc. 1/15/09 (cost $6,798).......           100          2,272
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $29,311,734)........                   29,570,150
                                                                       ------------

SHORT-TERM SECURITIES -- 12.9%                            PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 12.9%
Federal Home Loan Banks 5.13% due 2/26/02 ............  $    750,000        757,267
Federal Home Loan Banks 5.25% due 4/25/02 ............       100,000        101,568
Federal National Mortgage Association 5.38% due
 3/15/02 .............................................       200,000        202,630
United States Treasury Bills 3.34% due 11/29/01 ......     3,900,000      3,885,107
United States Treasury Notes 6.50% due 3/31/02 .......       250,000        255,040
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $5,178,041).........                    5,201,612
                                                                       ------------

----------------
206

REPURCHASE AGREEMENTS -- 14.7%                              PRINCIPAL
                                                               AMOUNT          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.7%
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $2,560,427 and
 collateralized by $2,255,000 of U.S. Treasury Bonds,
 bearing interest at 6.63%, due 2/15/27 and having an
 approximate value of $2,615,692 .....................  $  2,560,000   $  2,560,000

State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ..........................     2,323,000      2,323,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ............................................     1,065,000      1,065,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENT (cost $5,948,000)..........                    5,948,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $40,437,775)                                           100.9%    40,719,762
Liabilities in excess of other assets --                        (0.9)      (355,793)
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 40,363,969
                                                              ======   ============

-------------
+   Non-income producing security
*  Resale restricted to qualified institutional buyers
(1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
(2) Bond in default
(3) PIK ("Payment in Kind") payment made with additional securities in lieu of cash

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

SHORT-TERM SECURITIES -- 99.1%                                    PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.7%
Amstel Funding Corp. 2.51% due 2/06/02 .....................      $  500,000   $   495,805
Amstel Funding Corp. 2.76% due 2/06/02 .....................         250,000       247,902
Amstel Funding Corp. 3.48% due 10/22/01 ....................         500,000       498,985
Apreco, Inc. 2.51% due 1/15/02 .............................         300,000       297,898
Apreco, Inc. 3.49% due 10/18/01 ............................         298,000       297,509
Atlantis One Funding Corp. 3.43% due 11/14/01 ..............         500,000       497,904
Barton Capital Corp. 3.48% due 10/05/01 ....................         250,000       249,903
Delaware Funding Corp. 3.52% due 10/01/01 ..................         500,000       500,000
Dorada Corp. 3.45% due 11/01/01 ............................         500,000       498,515
Dorada Finance, Inc. 3.40% due 3/06/02 .....................         500,000       493,742
Edison Asset Securitization LLC 2.52% due 11/26/01 .........         500,000       498,040
Edison Asset Securitization LLC 3.47% due 10/26/01 .........         500,000       498,795
GE Capital International Funding 2.74% due 12/14/01 ........         500,000       497,513
Giro Funding Corp. 3.46% due 10/30/01 ......................         500,000       498,606
Giro Funding Corp. 3.52% due 11/07/01 ......................         500,000       498,191
Giro Multi-Funding Corp. 2.76% due 12/10/01 ................         250,000       248,790
Golden Peanut Co. 3.50% due 10/19/01 .......................         500,000       499,125
Govco, Inc. 2.52% due 12/20/01 .............................         500,000       498,750
Govco, Inc. 3.51% due 10/04/01 .............................         500,000       499,854
Govco, Inc. 3.54% due 10/25/01 .............................         500,000       498,820
Grand Funding Corp. 2.60% due 10/05/01 .....................         500,000       499,856
Grand Funding Corp. 3.54% due 10/04/01 .....................         500,000       499,852
Kitty Hawk Funding Corp. 2.65% due 10/03/01 ................         500,000       499,928
Moat Funding LLC 3.26% due 10/09/01 ........................         250,000       249,819
Sigma Finance, Inc. 2.53% due 11/23/01 .....................         500,000       498,137
Sigma Finance, Inc. 3.63% due 10/04/01 .....................         500,000       499,849
Silver Tower U.S. Funding 2.54% due 1/25/02 ................         500,000       498,016
Silver Tower U.S. Funding 3.49% due 11/26/01 ...............         490,000       487,340
Sunflowers Funding Corp. 3.51% due 10/18/01 ................         259,000       258,571
Sunflowers Funding Corp. 3.56% due 10/05/01 ................         291,000       290,885
Sunflowers Funding Corp. 3.56% due 11/01/01 ................         500,000       498,467
Superior Funding Capital Corp. 3.53% due 10/02/01 ..........         500,000       499,951
Sydney Capital Corp. 2.53% due 2/25/02 .....................         397,000       393,158
Sydney Capital Corp. 3.63% due 10/19/01 ....................         500,000       499,092
Tulip Funding Corp. 2.57% due 11/27/01 .....................         500,000       497,965
Tulip Funding Corp. 3.95% due 10/04/01 .....................         250,000       249,918
Tulip Funding Corp. 4.10% due 1/18/02 ......................         500,000       496,397
Windmill Funding Corp. 2.53% due 10/09/01 ..................         500,000       499,719
Windmill Funding Corp. 3.44% due 11/06/01 ..................         500,000       498,280
                                                                               -----------
                                                                                17,229,847
                                                                               -----------
U.S. GOVERNMENT & AGENCIES -- 53.4%
Federal Farm Credit Discount Notes 2.90% due 11/16/01 ......         500,000       498,147
Federal Farm Credit Discount Notes 3.00% due 10/02/01 ......          50,000        49,996
Federal Home Loan Bank Discount Notes 3.35% due 11/16/01 ...         762,000       758,738
Federal Home Loan Bank Discount Notes 3.41% due 1/16/02 ....         591,000       586,568
Federal Home Loan Bank Discount Notes 3.41% due 1/23/02 ....         304,000       301,720
Federal Home Loan Mortgage Discount Notes 2.42% due
 12/21/01 ..................................................       1,000,000       994,286
Federal Home Loan Mortgage Discount Notes 2.42% due
 1/03/02 ...................................................       1,000,000       993,345

----------------
208

SHORT-TERM SECURITIES (CONTINUED)                                 PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Discount Notes 2.55% due
 2/28/02 ...................................................      $2,000,000   $ 1,980,000
Federal Home Loan Mortgage Discount Notes 2.90% due
 10/04/01 ..................................................       1,000,000       999,759
Federal Home Loan Mortgage Discount Notes 3.00% due
 10/02/01 ..................................................         370,000       369,969
Federal Home Loan Mortgage Discount Notes 3.52% due
 10/19/01 ..................................................       1,000,000       998,240
Federal Home Loan Mortgage Discount Notes 3.65% due
 10/11/01 ..................................................       1,000,000       998,986
Federal Home Loan Mortgage Discount Notes 4.55% due
 11/30/01 ..................................................         500,000       498,125
Federal Home Loan Mortgage Discount Notes 4.56% due
 11/09/01 ..................................................       1,000,000       995,233
Federal National Mortgage Association Discount Notes 2.36%
 due 2/14/02 ...............................................       1,441,000     1,427,586
Federal National Mortgage Association Discount Notes 2.60%
 due 11/15/01 ..............................................         425,000       423,459
Federal National Mortgage Association Discount Notes 2.62%
 due 10/24/01 ..............................................         996,000       994,333
Federal National Mortgage Association Discount Notes 3.45%
 due 10/18/01 ..............................................       1,000,000       998,371
Federal National Mortgage Association Discount Notes 3.52%
 due 10/25/01 ..............................................       1,000,000       997,653
Federal National Mortgage Association Discount Notes 3.55%
 due 1/11/02 ...............................................         250,000       248,125
Federal National Mortgage Association Discount Notes 3.72%
 due 12/27/01 ..............................................       1,000,000       993,750
Federal National Mortgage Association Discount Notes 3.78%
 due 12/14/01 ..............................................         500,000       497,500
Federal National Mortgage Association Discount Notes 3.79%
 due 11/16/01 ..............................................         500,000       497,649
Federal National Mortgage Association Discount Notes 4.14%
 due 10/25/01 ..............................................         500,000       498,667
Federal National Mortgage Association Discount Notes 4.15%
 due 10/18/01 ..............................................         500,000       499,053
United States Treasury Bills 3.33% due 11/29/01 ............       1,000,000       996,181
                                                                               -----------
                                                                                20,095,439
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $37,306,055)..............                    37,325,286
                                                                               -----------

REPURCHASE AGREEMENTS -- 5.7%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.7%
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3) ..........................................                       138,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ..................................................                     2,000,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $2,138,000)...............                     2,138,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $39,444,055)                                                   104.8%   39,463,286
Liabilities in excess of other assets --                                (4.8)   (1,813,801)
                                                                       -----   -----------
NET ASSETS --                                                          100.0%  $37,649,485
                                                                       =====   ===========

-------------
See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 95.9%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.1%
RETAIL -- 8.1%
Home Depot, Inc. .....................................        42,300   $  1,623,051
Tiffany & Co. ........................................        38,466        832,789
                                                                       ------------
                                                                          2,455,840
                                                                       ------------

CONSUMER STAPLES -- 2.4%
FOOD, BEVERAGE & TOBACCO -- 2.4%
PepsiCo, Inc. ........................................        15,200        737,200
                                                                       ------------

FINANCE -- 22.0%
FINANCIAL SERVICES -- 22.0%
Citigroup, Inc. ......................................        23,100        935,550
Fannie Mae ...........................................        13,002      1,040,940
Household International, Inc. ........................        17,100        964,098
Merrill Lynch & Co., Inc. ............................        15,900        645,540
USA Education, Inc. ..................................        23,642      1,960,158
Washington Mutual, Inc. ..............................        29,038      1,117,382
                                                                       ------------
                                                                          6,663,668
                                                                       ------------

HEALTHCARE -- 32.6%
DRUGS -- 5.7%
Pfizer, Inc. .........................................        25,200      1,010,520
Sepracor, Inc.+ ......................................        19,900        714,410

HEALTH SERVICES -- 13.1%
Quest Diagnostics, Inc.+ .............................        20,000      1,234,000
Tenet Healthcare Corp.+ ..............................        18,000      1,073,700
UnitedHealth Group, Inc. .............................        25,000      1,662,500

MEDICAL PRODUCTS -- 13.8%
Baxter International, Inc. ...........................        18,200      1,001,910
Cardinal Health, Inc. ................................        14,900      1,101,855
Johnson & Johnson Co. ................................        37,452      2,074,841
                                                                       ------------
                                                                          9,873,736
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 6.6%
BUSINESS SERVICES -- 3.3%
First Data Corp. .....................................        17,500      1,019,550

MULTI-INDUSTRY -- 3.3%
Tyco International Ltd. ..............................        21,900        996,450
                                                                       ------------
                                                                          2,016,000
                                                                       ------------

----------------
210

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 5.4%
BROADCASTING & MEDIA -- 2.4%
Viacom, Inc., Class B+ ...............................        21,400   $    738,300

LEISURE & TOURISM -- 3.0%
Four Seasons Hotels, Inc. ............................        24,400        914,268
                                                                       ------------
                                                                          1,652,568
                                                                       ------------

INFORMATION TECHNOLOGY -- 18.8%
COMPUTERS & BUSINESS EQUIPMENT -- 6.1%
Dell Computer Corp.+ .................................        54,650      1,012,664
International Business Machines Corp. ................         9,200        849,160

COMPUTER SOFTWARE -- 6.3%
Microsoft Corp.+ .....................................        37,500      1,918,875

INTERNET CONTENT -- 3.5%
eBay, Inc.+ ..........................................        22,950      1,049,963

TELECOMMUNICATIONS -- 2.9%
Sprint Corp.-PCS Group+ ..............................        33,100        870,199
                                                                       ------------
                                                                          5,700,861
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $30,903,912)........                   29,099,873
                                                                       ------------

SHORT-TERM SECURITIES -- 3.4%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 2.3%
American Express Credit 3.35% due 10/01/01 ...........  $    421,000        421,000
General Electric Capital Corp. 3.00% due 10/01/01 ....       279,000        279,000
                                                                       ------------
                                                                            700,000
                                                                       ------------

U.S. GOVERNMENT & AGENCIES -- 1.1%
Federal Home Loan Bank Discount Notes 2.62% due
 10/19/01 ............................................       200,000        199,738
Federal Home Loan Bank Discount Notes 3.10% due
 10/01/01 ............................................       100,000        100,000
Federal Home Loan Bank Discount Notes 3.46% due
 10/19/01 ............................................        20,000         19,965
                                                                       ------------
                                                                            319,703
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $1,019,703).........                    1,019,703
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $31,923,615)                                            99.3%    30,119,576
Other assets less liabilities --                                 0.7        211,237
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 30,330,813
                                                              ======   ============

-------------
+ Non-income producing security

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- LONG POSITIONS -- 63.8%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 4.0%
FINANCIAL SERVICES -- 4.0%
Concord EFS, Inc.+ ...................................         6,120   $    299,574
                                                                       ------------
HEALTHCARE -- 2.5%
DRUGS -- 2.5%
Human Genome Sciences, Inc.+ .........................         6,000        185,460
                                                                       ------------
INDUSTRIAL & COMMERCIAL -- 5.2%
MULTI-INDUSTRY -- 5.2%
Tyco International Ltd. ..............................         8,735        397,442
                                                                       ------------
INFORMATION TECHNOLOGY -- 52.1%
COMMUNICATION EQUIPMENT -- 8.2%
ONI Systems Corp.+ ...................................        30,000        120,900
QUALCOMM, Inc.+ ......................................        10,610        504,399
COMPUTER SERVICES -- 12.2%
Affiliated Computer Services, Inc., Class A+ .........         4,040        328,896
Netegrity, Inc.+ .....................................        13,000        111,410
StorageNetworks, Inc. ................................        40,000        158,400
Synopsys, Inc.+ ......................................         5,900        236,649
VeriSign, Inc.+ ......................................         2,100         87,990
COMPUTERS & BUSINESS EQUIPMENT -- 3.6%
Brocade Communications Systems, Inc.+ ................        12,070        169,342
VERITAS Software Corp.+ ..............................         5,600        103,264
COMPUTER SOFTWARE -- 8.7%
Electronic Arts, Inc.+ ...............................         4,600        210,082
Embarcadero Technologies, Inc.+ ......................        19,000        149,530
Micromuse, Inc.+ .....................................        18,000        102,240
THQ, Inc.+ ...........................................         4,500        194,175
ELECTRONICS -- 5.9%
Applied Materials, Inc.+ .............................         5,000        142,200
Flextronics International, Ltd.+ .....................        10,450        172,843
L-3 Communications Holdings, Inc.+@ ..................         1,500        131,175
INTERNET CONTENT -- 8.4%
eBay, Inc.+ ..........................................         7,920        362,340
Expedia, Inc. Class A+ ...............................         4,200        102,018
Stellent, Inc.+ ......................................        12,000        172,800
INTERNET SOFTWARE -- 4.6%
BEA Systems, Inc.+ ...................................        22,650        217,214
Interwoven, Inc.+ ....................................        35,000        135,100
TELECOMMUNICATIONS -- 0.5%
Sonus Networks, Inc.+ ................................        12,800         38,400
                                                                       ------------
                                                                          3,951,367
                                                                       ------------
TOTAL COMMON STOCK -- LONG POSITIONS (cost
 $8,666,657)..........................................                    4,833,843
                                                                       ------------

----------------
212

SHORT-TERM SECURITIES -- 2.6%                             PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
TIME DEPOSIT -- 2.6%
Euro Time Deposit with State Street Bank & Trust Co.
 1.50% due 10/01/01
 (cost $200,000) .....................................  $    200,000   $    200,000
                                                                       ------------

REPURCHASE AGREEMENTS -- 25.4%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 25.4%
Agreement with State Street Bank & Trust Co., Inc.,
 bearing interest at 2.00%, dated 9/28/01, to be
 repurchased 10/01/01 in the amount of $462,077,
 collateralized by $300,000 U.S. Treasury Bonds
 bearing interest at 5.88%, due 5/15/16 and $135,000
 U.S. Treasury Bonds bearing interest at 6.88%, due
 8/15/25, having an approximate aggregate value of
 $479,413 ............................................       462,000        462,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ..........................       764,000        764,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ............................................       700,000        700,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $1,926,000).........                    1,926,000
                                                                       ------------

COMMON STOCK -- SHORT POSITIONS -- (1.1)%
                                                           SHARES
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- (1.1)%
COMMUNICATION EQUIPMENT -- (0.6)%
RF Micro Devices, Inc.+ ..............................        (2,700)       (44,820)
COMPUTER SOFTWARE -- (0.5)%
Siebel Systems, Inc.+ ................................        (2,900)       (37,729)
                                                                       ------------
TOTAL COMMON STOCK -- SHORT POSITIONS -- (1.1)%
 (proceeds $186,664) .................................                      (82,549)
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $10,605,993)                                            90.7%     6,877,294
Other assets less liabilities --                                 9.3        703,558
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $  7,580,852
                                                              ======   ============

-------------
+   Non-income producing security
@ The security or a portion thereof represents collateral for the securities sold short

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2001

                                                                     (UNAUDITED)

COMMON STOCK -- 82.7%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.8%
AUTOMOTIVE -- 0.6%
Bayerische Motoren Werke AG ADR ......................         1,904   $     48,569

RETAIL -- 11.2%
Costco Wholesale Corp.+ ..............................         3,910        139,039
Home Depot, Inc. .....................................         5,075        194,728
Tiffany & Co. ........................................         6,372        137,954
Wal-Mart Stores, Inc. ................................        10,338        511,731
                                                                       ------------
                                                                          1,032,021
                                                                       ------------

CONSUMER STAPLES -- 2.7%
FOOD, BEVERAGE & TOBACCO -- 2.7%
Anheuser-Busch Cos., Inc. ............................         2,438        102,103
PepsiCo, Inc. ........................................         2,802        135,897
                                                                       ------------
                                                                            238,000
                                                                       ------------

ENERGY -- 0.7%
ENERGY SERVICES -- 0.7%
Smith International, Inc.+ ...........................         1,770         64,428
                                                                       ------------

FINANCE -- 19.4%
BANKS -- 1.4%
Washington Mutual, Inc. ..............................         3,154        121,366

FINANCIAL SERVICES -- 18.0%
Citigroup, Inc. ......................................        15,107        611,833
Fannie Mae ...........................................         7,314        585,559
Lehman Brothers Holdings, Inc. .......................         3,804        216,257
USA Education, Inc. ..................................         2,002        165,986
                                                                       ------------
                                                                          1,701,001
                                                                       ------------

HEALTHCARE -- 16.0%
DRUGS -- 4.1%
Abbott Laboratories, Inc. ............................         7,000        362,950

HEALTH SERVICES -- 6.1%
Quest Diagnostics, Inc.+ .............................         1,362         84,036
Tenet Healthcare Corp.+ ..............................         3,788        225,954
UnitedHealth Group, Inc. .............................         3,338        221,977

MEDICAL PRODUCTS -- 5.8%
Johnson & Johnson Co. ................................         9,090        503,586
                                                                       ------------
                                                                          1,398,503
                                                                       ------------

----------------
214

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 14.7%
AEROSPACE & MILITARY TECHNOLOGY -- 2.3%
General Dynamics Corp. ...............................         2,312   $    204,196
BUSINESS SERVICES -- 7.3%
General Electric Co. .................................         7,752        288,374
Waste Management, Inc. ...............................        13,000        347,620
MULTI-INDUSTRY -- 4.7%
Tyco International Ltd. ..............................         9,000        409,500
TRANSPORTATION -- 0.4%
FedEx Corp.+ .........................................           903         33,185
                                                                       ------------
                                                                          1,282,875
                                                                       ------------
INFORMATION & ENTERTAINMENT -- 1.3%
BROADCASTING & MEDIA -- 0.2%
Clear Channel Communications, Inc.+ ..................           526         20,909
LEISURE & TOURISM -- 1.1%
Southwest Airlines Co. ...............................         6,172         91,592
                                                                       ------------
                                                                            112,501
                                                                       ------------
INFORMATION TECHNOLOGY -- 12.1%
COMMUNICATION EQUIPMENT -- 4.7%
QUALCOMM, Inc.+ ......................................         8,626        410,080
COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
International Business Machines Corp. ................         1,248        115,191
COMPUTER SOFTWARE -- 5.8%
Microsoft Corp.+ .....................................        10,000        511,700
ELECTRONICS -- 0.3%
L-3 Communications Holdings, Inc.+ ...................           258         22,562
                                                                       ------------
                                                                          1,059,533
                                                                       ------------
MATERIALS -- 4.0%
FOREST PRODUCTS -- 4.0%
Georgia-Pacific Group ................................        12,000        345,480
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $7,623,499).........                    7,234,342
                                                                       ------------

SHORT-TERM SECURITIES -- 10.3%                            PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 10.3%
Federal Home Loan Bank Discount Notes 3.10% due
 10/01/01 (cost $900,000) ............................  $    900,000        900,000
                                                                       ------------

REPURCHASE AGREEMENT -- 6.6%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.6%
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3)
 (cost $580,000)......................................       580,000        580,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $9,103,499)                                             99.6%     8,714,342
Other assets less liabilities --                                 0.4         33,442
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $  8,747,784
                                                              ======   ============

-------------
ADR -- American Depositary Receipts
+   Non-income producing security

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED)

                                                           MULTI-                                    ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $ 99,737,513  $118,701,961  $ 91,142,655   $66,650,877  $166,799,518  $165,009,267
Short-term securities *.................     7,249,326     7,674,050     4,834,927     2,024,792     4,253,757     3,855,637
Repurchase agreements (cost equals
  market)...............................    10,532,000    15,700,000     6,173,000     6,663,000    32,164,000            --
Cash....................................       104,363        46,014        48,518        27,118            --            --
Foreign currency*.......................            --            43             5            81        84,375        70,178
Receivables for --
  Fund shares sold......................       544,130       294,052        92,160       352,951       594,679       500,744
  Dividends and accrued interest........       584,485       902,029       947,853       872,612       706,631       174,948
  Sales of investments..................       972,483       998,483       235,008       133,576     1,720,411     1,075,238
  Foreign currency contracts............        90,564        90,564        77,626        25,876     1,359,366            --
  Variation margin on futures
    contracts...........................            --            --            --            --       730,523            --
Prepaid expenses........................           677           719           504           364         1,091           900
Deferred organizational expenses........         1,739         1,739         1,739         1,739         1,739         1,739
Unrealized appreciation on forward
  foreign currency contracts............       105,547        73,257        35,570        11,398            --            --
                                          ----------------------------------------------------------------------------------
                                           119,922,827   144,482,911   103,589,565    76,764,384   208,416,090   170,688,651
                                          ----------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................        66,419       171,116       104,786       159,270       224,982       173,355
  Purchases of investments..............     6,468,014     8,151,793     4,436,152     2,373,644     6,246,556     1,206,369
  Management fees.......................        85,194        98,017        68,278        48,355       138,475       112,308
  Foreign currency contracts............        90,200        90,200        77,315        25,772     1,368,724            --
  Service fees -- Class B...............         3,743         5,334         3,897         2,817         7,160         5,764
Other accrued expenses..................        37,517        38,682        33,776        32,240        48,427        36,379
Unrealized depreciation on forward
  foreign currency contracts............        82,986        57,905        29,092        10,163            --            --
Due to custodian........................            --            --            --            --        16,058            --
Due to Adviser..........................            --            --            --         1,656            --            --
                                          ----------------------------------------------------------------------------------
                                             6,834,073     8,613,047     4,753,296     2,653,917     8,050,382     1,534,175
                                          ----------------------------------------------------------------------------------
NET ASSETS..............................  $113,088,754  $135,869,864  $ 98,836,269   $74,110,467  $200,365,708  $169,154,476
                                          ==================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $151,844,740  $164,803,488  $104,275,331   $73,099,562  $234,252,929  $188,122,202
Accumulated undistributed net investment
  income (loss).........................     3,024,897     4,986,288     4,919,612     4,319,120     4,862,871       155,379
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts and options contracts.......   (20,865,200)  (16,484,983)   (3,928,889)   (1,606,865)  (20,083,355)   (3,684,827)
Unrealized appreciation (depreciation)
  on investments........................   (20,938,236)  (17,450,282)   (6,436,263)   (1,702,588)  (18,895,609)  (15,437,525)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......        22,553        15,353         6,478         1,238           655          (753)
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................            --            --            --            --       228,217            --
                                          ----------------------------------------------------------------------------------
                                          $113,088,754  $135,869,864  $ 98,836,269   $74,110,467  $200,365,708  $169,154,476
                                          ==================================================================================
Class A (unlimited shares authorized):
Net assets..............................  $ 82,260,595  $ 91,993,638  $ 66,592,424   $50,935,674  $138,769,669  $117,623,051
Shares of beneficial interest issued and
  outstanding...........................     7,712,901     8,276,501     5,754,902     4,370,517    13,664,523     8,875,796
Net asset value, offering and redemption
  price per share.......................  $      10.67  $      11.12  $      11.57   $     11.65  $      10.16  $      13.25
                                          ==================================================================================
Class B (unlimited shares authorized):
Net assets..............................  $ 30,828,159  $ 43,876,226  $ 32,243,845   $23,174,793  $ 61,596,039  $ 51,531,425
Shares of beneficial interest issued and
  outstanding...........................     2,893,876     3,951,507     2,789,846     1,990,885     6,070,981     3,894,577
Net asset value, offering and redemption
  price per share.......................  $      10.65  $      11.10  $      11.56   $     11.64  $      10.15  $      13.23
                                          ==================================================================================
---------------
* Cost
 Investment securities..................  $120,677,477  $136,155,249  $ 97,582,595   $68,357,028  $185,648,624  $180,446,792
                                          ==================================================================================
 Short-term securities..................  $  7,247,598  $  7,671,044  $  4,831,250   $ 2,021,229  $  4,300,260  $  3,855,637
                                          ==================================================================================
 Foreign currency.......................  $         --  $         42  $          5   $        79  $     84,162  $     70,425
                                          ==================================================================================

See Notes to Financial Statements

----------------
216

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001 (UNAUDITED)


                                           LARGE CAP     LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                             GROWTH      COMPOSITE      VALUE       GROWTH        VALUE      SMALL CAP
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $ 44,102,540  $18,587,673  $43,811,031  $32,328,392  $35,091,021  $22,576,293
Short-term securities *.................     1,559,910      174,511      891,518      137,540       49,919       39,935
Repurchase agreements (cost equals
  market)...............................       859,000      731,000    1,565,000    1,041,000    2,773,000    3,686,000
Cash....................................        72,594       34,951        1,122       21,387        2,696        4,829
Foreign currency*.......................             4        3,241           --        3,539           --           --
Receivables for --
  Fund shares sold......................       350,710      117,369      336,782      424,900      274,281      162,229
  Dividends and accrued interest........        34,751       21,126       62,802       12,132       42,589       14,490
  Sales of investments..................        85,418       88,156           --      245,325       67,503      300,822
  Foreign currency contracts............        12,938        2,514           --           --           --           --
  Variation margin on futures
    contracts...........................        12,631        4,240       11,358        7,420       12,720        5,654
Prepaid expenses........................           620          118          119          167          125          127
Due from Adviser........................         3,563        9,917        4,413        6,321        6,107        8,446
Unrealized appreciation on forward
  foreign currency contracts............        23,891           --           --           --           --           --
                                          -----------------------------------------------------------------------------
                                            47,118,570   19,774,816   46,684,145   34,228,123   38,319,961   26,798,825
                                          -----------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................        46,765        3,501       63,158       45,746       98,550       49,966
  Purchases of investments..............       533,502      155,357      783,755      166,452      552,950      979,629
  Management fees.......................        30,716       13,102       29,633       24,745       25,835       19,035
  Foreign currency contracts............        12,886        2,514           --           --           --           --
  Service fees -- Class B...............         2,972          948        3,604        2,248        2,884        1,806
Other accrued expenses..................        29,494       26,913       28,781       28,823       27,081       25,874
Unrealized depreciation on forward
  foreign currency contracts............        21,307           --           --           --           --           --
                                          -----------------------------------------------------------------------------
                                               677,642      202,335      908,931      268,014      707,300    1,076,310
                                          -----------------------------------------------------------------------------
NET ASSETS..............................  $ 46,440,928  $19,572,481  $45,775,214  $33,960,109  $37,612,661  $25,722,515
                                          =============================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $ 63,558,227  $24,387,198  $49,559,575  $44,686,804  $35,884,045  $35,673,630
Accumulated undistributed net investment
  income (loss).........................       (24,740)      17,368      228,063     (141,836)     205,039      (21,837)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts and options contracts.......    (6,091,609)  (1,551,810)   1,178,127   (3,656,036)   2,253,665   (3,786,386)
Unrealized appreciation (depreciation)
  on investments........................   (11,013,676)  (3,282,329)  (5,195,422)  (6,933,531)    (753,387)  (6,151,514)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......         2,636          (20)          --           27           --           --
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................        10,090        2,074        4,871        4,681       23,299        8,622
                                          -----------------------------------------------------------------------------
                                          $ 46,440,928  $19,572,481  $45,775,214  $33,960,109  $37,612,661  $25,722,515
                                          =============================================================================
Class A (unlimited shares authorized):
Net assets..............................  $ 21,371,442  $11,784,501  $15,224,098  $15,732,784  $13,352,871  $11,410,202
Shares of beneficial interest issued and
  outstanding...........................     2,887,882    1,423,421    1,530,432    1,920,418    1,130,128    1,642,565
Net asset value, offering and redemption
  price per share.......................  $       7.40  $      8.28  $      9.95  $      8.19  $     11.82  $      6.95
                                          =============================================================================
Class B (unlimited shares authorized):
Net assets..............................  $ 25,069,486  $ 7,787,980  $30,551,116  $18,227,325  $24,259,790  $14,312,313
Shares of beneficial interest issued and
  outstanding...........................     3,391,654      941,920    3,074,976    2,228,453    2,055,721    2,063,392
Net asset value, offering and redemption
  price per share.......................  $       7.39  $      8.27  $      9.94  $      8.18  $     11.80  $      6.94
                                          =============================================================================
---------------
* Cost
 Investment securities..................  $ 55,116,216  $21,870,002  $49,006,453  $39,261,923  $35,844,408  $28,727,807
                                          =============================================================================
 Short-term securities..................  $  1,559,910  $   174,511  $   891,518  $   137,540  $    49,919  $    39,935
                                          =============================================================================
 Foreign currency.......................  $          4  $     3,244  $        --  $     3,512  $        --  $        --
                                          =============================================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001 (UNAUDITED)

                                                          DIVERSIFIED
                                          INTERNATIONAL      FIXED          CASH          FOCUS         FOCUS      FOCUS GROWTH
                                             EQUITY         INCOME       MANAGEMENT      GROWTH        TECHNET      AND INCOME
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......   $16,844,303    $29,570,150   $        --    $29,099,873   $ 4,833,843   $ 7,234,342
Short-term securities *.................       109,822      5,201,612    37,325,286      1,019,703       200,000       900,000
Repurchase agreements (cost equals
  market)...............................     3,606,000      5,948,000     2,138,000             --     1,926,000       580,000
Deposit with brokers for securities sold
  short.................................            --             --            --             --       186,664            --
Cash....................................        36,774          4,084            86        179,298         1,301        35,487
Foreign currency*.......................       446,644             --            --             --            --            --
Receivables for --
  Fund shares sold......................       196,055             --       272,868        506,367       523,316        14,657
  Dividends and accrued interest........        70,948        462,899           565          6,484           589         2,362
  Sales of investments..................       391,033        419,264            --      1,296,634       297,787        44,794
  Foreign currency contracts............       274,379             --            --             --            --            --
Prepaid expenses........................           126            116            22             --            --            --
Due from Adviser........................        16,622          6,233         1,243          8,020        11,056         9,485
Unrealized appreciation on forward
  foreign currency contracts............        16,306             --            --             --            --            --
                                          -------------------------------------------------------------------------------------
                                            22,009,012     41,612,358    39,738,070     32,116,379     7,980,556     8,821,127
                                          -------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................        17,842        276,927     2,046,167        121,411         1,061        17,487
  Purchases of investments..............       489,492        920,029            --      1,613,186       275,906        17,383
  Management fees.......................        16,894         21,258        15,132         25,041         7,937         7,054
  Foreign currency contracts............       273,940             --            --             --            --            --
  Variation margin on futures
    contracts...........................        97,393             --            --             --            --            --
  Service fees -- Class B...............         1,368          2,788         3,270          2,824           992         1,058
Other accrued expenses..................        44,414         27,387        24,016         23,104        31,259        30,361
Securities sold short, at value.........            --             --            --             --        82,549            --
Unrealized depreciation on forward
  foreign currency contracts............        26,746             --            --             --            --            --
                                          -------------------------------------------------------------------------------------
                                               968,089      1,248,389     2,088,585      1,785,566       399,704        73,343
                                          -------------------------------------------------------------------------------------
NET ASSETS..............................   $21,040,923    $40,363,969   $37,649,485    $30,330,813   $ 7,580,852   $ 8,747,784
                                          =====================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................   $28,583,989    $39,610,575   $36,981,344    $41,773,086   $17,187,281   $10,912,580
Accumulated undistributed net investment
  income (loss).........................        59,877        989,165       649,304       (113,732)      (44,603)       (4,778)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts and options contracts.......    (3,206,850)      (517,758)         (394)    (9,524,502)   (5,833,127)   (1,770,861)
Unrealized appreciation (depreciation)
  on investments........................    (4,281,720)       281,987        19,231     (1,804,039)   (3,832,814)     (389,157)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......      (105,932)            --            --             --            --            --
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................        (8,441)            --            --             --            --            --
Net unrealized appreciation on
  securities sold short.................            --             --            --             --       104,115            --
                                          -------------------------------------------------------------------------------------
                                           $21,040,923    $40,363,969   $37,649,485    $30,330,813   $ 7,580,852   $ 8,747,784
                                          =====================================================================================
Class A (unlimited shares authorized):
Net assets..............................   $ 8,873,509    $15,400,022   $ 8,803,358    $ 7,076,142   $        --   $        --
Shares of beneficial interest issued and
  outstanding...........................     1,259,282      1,520,075       808,607      1,120,396            --            --
Net asset value, offering and redemption
  price per share.......................   $      7.05    $     10.13   $     10.89    $      6.32   $        --   $        --
                                          =====================================================================================
Class B (unlimited shares authorized):
Net assets..............................   $12,167,414    $24,963,947   $28,846,127    $23,254,671   $ 7,580,852   $ 8,747,784
Shares of beneficial interest issued and
  outstanding...........................     1,726,741      2,467,080     2,652,658      3,687,318     2,253,412     1,165,782
Net asset value, offering and redemption
  price per share.......................   $      7.05    $     10.12   $     10.87    $      6.31   $      3.36   $      7.50
                                          =====================================================================================
---------------
* Cost
 Investment securities..................   $21,126,023    $29,311,734   $        --    $30,903,912   $ 8,666,657   $ 7,623,499
                                          =====================================================================================
 Short-term securities..................   $   109,822    $ 5,178,041   $37,306,055    $ 1,019,703   $   200,000   $   900,000
                                          =====================================================================================
 Foreign currency.......................   $   446,644    $        --   $        --    $        --   $        --   $        --
                                          =====================================================================================
 # Proceeds from securities sold
   short................................   $        --    $        --   $        --    $        --   $   186,664   $        --
                                          =====================================================================================

See Notes to Financial Statements

----------------
218

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                           MULTI-                                    ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..............................  $  1,345,749  $  2,227,946   $ 2,153,258   $ 1,905,132  $  1,728,891  $    204,742
  Dividends.............................       213,525       188,953        96,994        36,577     1,069,625       721,470
                                          ----------------------------------------------------------------------------------
    Total income*.......................     1,559,274     2,416,899     2,250,252     1,941,709     2,798,516       926,212
                                          ----------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       545,952       589,330       385,435       272,288       842,793       708,240
  Custodian fees........................        67,436        68,538        66,992        67,260        69,395        42,942
  Auditing fees.........................        10,665        10,665        10,665        10,665        10,665        10,665
  Reports to investors..................        15,655        17,800        13,105        10,045        25,030        20,835
  Legal fees............................         3,225         3,585         2,651         2,070         4,862         4,218
  Trustees' fees........................           462           549           366           215           740           613
  Service fees - Class B................        17,843        23,494        15,455        11,103        31,362        26,010
  Amortization of organizational
    expenses............................         1,610         1,610         1,611         1,610         1,611         1,610
  Other expenses........................           909           938           747           602         1,268         1,080
                                          ----------------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............       663,757       716,509       497,027       375,858       987,726       816,213
    Expenses reimbursed by the
      investment adviser................            --            --            --            --            --            --
    Custody credits earned on cash
      balances..........................        (1,226)       (1,733)         (942)       (1,050)           --          (312)
                                          ----------------------------------------------------------------------------------
Net investment income (loss)............       896,743     1,702,123     1,754,167     1,566,901     1,810,790       110,311
                                          ----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................   (14,689,546)  (11,770,348)   (4,844,844)   (1,961,331)   (8,198,376)   (8,168,722)
  Net realized gain (loss) on futures
    and options contracts...............      (318,760)     (301,262)           --            --    (4,998,374)           --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................       (74,536)      (64,382)      (25,625)      (10,095)      (43,768)      (23,612)
  Change in unrealized
    appreciation/depreciation on
    investments.........................    (2,977,010)   (4,355,488)     (689,441)      121,404    (9,863,962)   (5,821,572)
  Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.........................        45,929        45,695        17,198         8,334         9,337           (50)
  Change in unrealized
    appreciation/depreciation on futures
    and options contracts...............            --            --            --            --     2,427,454            --
                                          ----------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................   (18,013,923)  (16,445,785)   (5,542,712)   (1,841,688)  (20,667,689)  (14,013,956)
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS............................  $(17,117,180) $(14,743,662)  $(3,788,545)  $  (274,787) $(18,856,899) $(13,903,645)
                                          ==================================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............  $      2,763  $      1,901   $       753   $       171  $     57,769  $     12,954
                                          ==================================================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)


                                           LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE       GROWTH        VALUE      SMALL CAP
----------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..............................  $    70,902  $   27,599   $    34,688  $    30,734  $    25,364  $    48,939
  Dividends.............................      184,773     108,185       355,405       45,409      293,033       85,645
                                          ----------------------------------------------------------------------------
    Total income*.......................      255,675     135,784       390,093       76,143      318,397      134,584
                                          ----------------------------------------------------------------------------
EXPENSES:
  Management fees.......................      184,950      82,760       150,636      152,396      136,112      109,330
  Custodian fees........................       67,036      66,625        66,510       66,934       67,107       66,789
  Auditing fees.........................       11,740      11,740        11,740       11,740       11,740       11,740
  Reports to investors..................        7,764       5,190         6,852        6,641        5,295        5,220
  Legal fees............................        2,074       1,348         1,655        2,469        1,402        1,219
  Service fees - Class B................       14,512       4,621        15,559       11,568       11,890        8,505
  Other expenses........................          478         428           433          442          413          404
                                          ----------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............      288,554     172,712       253,385      252,190      233,959      203,207
    Expenses reimbursed by the
      investment adviser................      (18,750)    (53,881)      (30,401)     (33,996)     (37,301)     (46,487)
    Custody credits earned on cash
      balances..........................         (986)       (415)         (300)        (444)        (617)        (299)
                                          ----------------------------------------------------------------------------
Net investment income (loss)............      (13,143)     17,368       167,409     (141,607)     122,356      (21,837)
                                          ----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................   (3,678,991)   (740,673)      704,206   (2,685,309)   1,335,250   (1,264,539)
  Net realized gain (loss) on futures
    and options contracts...............      (91,008)    (33,336)      (57,388)     (56,727)     (96,872)    (144,485)
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................      (19,893)     (1,122)           (1)         534           --           --
  Change in unrealized
    appreciation/depreciation on
    investments.........................   (3,363,793) (1,954,730)   (5,120,215)  (3,219,464)  (2,944,224)  (3,455,761)
  Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.........................        8,097          10            --           22           --           --
  Change in unrealized
    appreciation/depreciation on futures
    and options contracts...............        7,604       8,757         7,707        4,203       23,530        8,910
                                          ----------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................   (7,137,984) (2,721,094)   (4,465,691)  (5,956,741)  (1,682,316)  (4,855,875)
                                          ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS............................  $(7,151,127) $(2,703,726) $(4,298,282) $(6,098,348) $(1,559,960) $(4,877,712)
                                          ============================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............  $     1,560  $    1,054   $     3,218  $       271  $       682  $        76
                                          ============================================================================

See Notes to Financial Statements

----------------
220

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)


                                          INTERNATIONAL  DIVERSIFIED      CASH        FOCUS        FOCUS     FOCUS GROWTH
                                             EQUITY      FIXED INCOME  MANAGEMENT    GROWTH       TECHNET     AND INCOME
-------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..............................   $    39,715    $ 841,175     $548,140   $    51,062  $    31,814  $    26,500
  Dividends.............................       179,496       12,154           --        60,447          194       22,539
                                          -------------------------------------------------------------------------------
    Total income*.......................       219,211      853,329      548,140       111,509       32,008       49,039
                                          -------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       102,171       98,637       74,612       161,614       55,717       40,155
  Custodian fees........................       105,088       66,680       35,000        66,837       66,491       66,518
  Auditing fees.........................        15,400       12,810       11,740        11,740       12,465       12,465
  Reports to investors..................         4,724        6,352        5,475         5,987          626          613
  Legal fees............................         1,192        1,497        1,385         1,178          389          389
  Trustees' fees........................            --           --           90            --           --           --
  Service fees - Class B................         6,935       11,140       15,656        15,144        6,965        6,023
  Interest expense......................            --           --           --            38           --           --
  Other expenses........................           403          374          330           655          631          631
                                          -------------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............       235,913      197,490      144,288       263,193      143,284      126,794
    Expenses reimbursed by the
      investment adviser................       (95,027)     (44,969)     (12,158)      (37,325)     (66,072)     (67,942)
    Custody credits earned on cash
      balances..........................        (1,128)        (470)      (1,165)         (627)        (601)        (628)
                                          -------------------------------------------------------------------------------
Net investment income (loss)............        79,453      701,278      417,175      (113,732)     (44,603)      (9,185)
                                          -------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................    (2,411,211)    (239,530)          76    (4,654,463)  (3,923,380)  (1,280,848)
  Net realized gain (loss) on futures
    and options contracts...............      (316,833)          --           --            --           --           --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................        (6,937)          --           --            (8)          --            4
  Change in unrealized
    appreciation/depreciation on
    investments.........................      (929,539)     402,182       17,661       471,026   (1,655,165)     190,843
  Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.........................       (40,664)          --           --            --           --           --
  Change in unrealized
    appreciation/depreciation on futures
    and options contracts...............       (18,371)          --           --            --           --           --
  Change in unrealized
    appreciation/depreciation on
    securities sold short...............            --           --           --            --      104,115           --
                                          -------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................    (3,723,555)     162,652       17,737    (4,183,445)  (5,474,430)  (1,090,001)
                                          -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS............................   $(3,644,102)   $ 863,930     $434,912   $(4,297,177) $(5,519,033) $(1,099,186)
                                          ===============================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............   $    19,862    $      --     $     --   $        59  $        --  $        --
                                          ===============================================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                           MULTI-                                    ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    896,743  $  1,702,123   $ 1,754,167   $ 1,566,901  $  1,810,790  $    110,311
Net realized gain (loss) on
  investments...........................   (14,689,546)  (11,770,348)   (4,844,844)   (1,961,331)   (8,198,376)   (8,168,722)
Net realized gain (loss) on futures and
  options contracts.....................      (318,760)     (301,262)           --            --    (4,998,374)           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       (74,536)      (64,382)      (25,625)      (10,095)      (43,768)      (23,612)
Change in unrealized
  appreciation/depreciation on
  investments...........................    (2,977,010)   (4,355,488)     (689,441)      121,404    (9,863,962)   (5,821,572)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................        45,929        45,695        17,198         8,334         9,337           (50)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................            --            --            --            --     2,427,454            --
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (17,117,180)  (14,743,662)   (3,788,545)     (274,787)  (18,856,899)  (13,903,645)
                                          ----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income (Class A)....            --            --            --            --            --            --
From net investment income (Class B)....            --            --            --            --            --            --
From net realized gain on investments
  (Class A).............................            --            --            --            --            --            --
From net realized gain on investments
  (Class B).............................            --            --            --            --            --            --
                                          ----------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................            --            --            --            --            --            --
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................    21,642,091    32,760,099    22,266,720    16,589,611    47,517,736    39,490,767
                                          ----------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS............................     4,524,911    18,016,437    18,478,175    16,314,824    28,660,837    25,587,122

NET ASSETS:
Beginning of period.....................   108,563,843   117,853,427    80,358,094    57,795,643   171,704,871   143,567,354
                                          ----------------------------------------------------------------------------------
End of period...........................  $113,088,754  $135,869,864   $98,836,269   $74,110,467  $200,365,708  $169,154,476
                                          ==================================================================================

---------------
Undistributed net investment income gain
  (loss)................................  $  3,024,897  $  4,986,288   $ 4,919,612   $ 4,319,120  $  4,862,871  $    155,379
                                          ==================================================================================

See Notes to Financial Statements

----------------
222

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)


                                           LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE       GROWTH        VALUE      SMALL CAP
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (13,143) $    17,368  $   167,409  $  (141,607) $   122,356  $   (21,837)
Net realized gain (loss) on
  investments...........................   (3,678,991)    (740,673)     704,206   (2,685,309)   1,335,250   (1,264,539)
Net realized gain (loss) on futures and
  options contracts.....................      (91,008)     (33,336)     (57,388)     (56,727)     (96,872)    (144,485)
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................      (19,893)      (1,122)          (1)         534           --           --
Change in unrealized
  appreciation/depreciation on
  investments...........................   (3,363,793)  (1,954,730)  (5,120,215)  (3,219,464)  (2,944,224)  (3,455,761)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................        8,097           10           --           22           --           --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................        7,604        8,757        7,707        4,203       23,530        8,910
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting
  from operations.......................   (7,151,127)  (2,703,726)  (4,298,282)  (6,098,348)  (1,559,960)  (4,877,712)
                                          ----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income (Class A)....           --           --           --           --           --           --
From net investment income (Class B)....           --           --           --           --           --           --
From net realized gain on investments
  (Class A).............................           --           --           --           --           --           --
From net realized gain on investments
  (Class B).............................           --           --           --           --           --           --
                                          ----------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................           --           --           --           --           --           --
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................   18,425,125    4,965,108   23,735,631   13,662,071   10,711,384   11,411,444
                                          ----------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS............................   11,273,998    2,261,382   19,437,349    7,563,723    9,151,424    6,533,732

NET ASSETS:
Beginning of period.....................   35,166,930   17,311,099   26,337,865   26,396,386   28,461,237   19,188,783
                                          ----------------------------------------------------------------------------
End of period...........................  $46,440,928  $19,572,481  $45,775,214  $33,960,109  $37,612,661  $25,722,515
                                          ============================================================================

---------------
Undistributed net investment income gain
  (loss)................................  $   (24,740) $    17,368  $   228,063  $  (141,836) $   205,039  $   (21,837)
                                          ============================================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)


                                          INTERNATIONAL  DIVERSIFIED      CASH         FOCUS        FOCUS     FOCUS GROWTH
                                             EQUITY      FIXED INCOME  MANAGEMENT     GROWTH       TECHNET     AND INCOME
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............   $    79,453   $   701,278   $  417,175   $  (113,732) $   (44,603) $    (9,185)
Net realized gain (loss) on
  investments...........................    (2,411,211)     (239,530)          76    (4,654,463)  (3,923,380)  (1,280,848)
Net realized gain (loss) on futures and
  options contracts.....................      (316,833)           --           --            --           --           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................        (6,937)           --           --            (8)          --            4
Change in unrealized
  appreciation/depreciation on
  investments...........................      (929,539)      402,182       17,661       471,026   (1,655,165)     190,843
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................       (40,664)           --           --            --           --           --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................       (18,371)           --           --            --           --           --
Change in unrealized
  appreciation/depreciation on
  securities sold short.................            --            --           --            --      104,115           --
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............    (3,644,102)      863,930      434,912    (4,297,177)  (5,519,033)  (1,099,186)
                                          --------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income (Class A)....            --            --           --            --           --           --
From net investment income (Class B)....            --            --           --            --           --           --
From net realized gain on investments
  (Class A).............................            --            --           --            --           --           --
From net realized gain on investments
  (Class B).............................            --            --           --            --           --           --
                                          --------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................            --            --           --            --           --           --
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................     6,660,224    16,416,292   21,893,923     4,869,338    7,240,327    3,412,417
                                          --------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS............................     3,016,122    17,280,222   22,328,835       572,161    1,721,294    2,313,231

NET ASSETS:
Beginning of period.....................    18,024,801    23,083,747   15,320,650    29,758,652    5,859,558    6,434,553
                                          --------------------------------------------------------------------------------
End of period...........................   $21,040,923   $40,363,969   $37,649,485  $30,330,813  $ 7,580,852  $ 8,747,784
                                          ================================================================================

---------------
Undistributed net investment income gain
  (loss)................................   $    59,877   $   989,165   $  649,304   $  (113,732) $   (44,603) $    (4,778)
                                          ================================================================================

See Notes to Financial Statements

----------------
224

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2001

                                                           MULTI-                                    ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $  1,922,535  $  3,160,369  $  3,154,499   $ 2,793,175  $  3,605,973  $     96,482
Net realized gain (loss) on
  investments...........................    (4,685,958)   (3,442,466)      937,927       333,753      (671,457)    4,992,844
Net realized gain (loss) on futures and
  options contracts.....................      (820,104)     (752,090)           --            --    (3,481,544)           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       538,006       407,781       196,341        69,830        55,176       (26,070)
Change in unrealized
  appreciation/depreciation
  on investments........................   (38,091,065)  (29,099,344)  (11,932,551)   (2,886,266)  (26,201,705)  (40,395,296)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................      (314,570)     (250,712)     (118,414)      (42,328)       (5,489)         (782)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................        20,894        20,894            --            --    (3,963,832)           --
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting
  from operations.......................   (41,430,262)  (29,955,568)   (7,762,198)      268,164   (30,662,878)  (35,332,822)
                                          ----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income (Class A)....      (393,694)     (663,300)     (939,326)     (652,115)     (937,343)           --
From net investment income (Class B)....        (6,306)      (11,700)      (10,674)       (2,885)      (12,657)           --
From net realized gain on investments
  (Class A).............................   (19,814,287)  (17,321,495)   (5,518,063)   (2,184,142)   (8,512,367)   (9,499,932)
From net realized gain on investments
  (Class B).............................      (340,713)     (318,505)      (63,937)       (9,858)     (120,633)     (143,068)
                                          ----------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................   (20,555,000)  (18,315,000)   (6,532,000)   (2,849,000)   (9,583,000)   (9,643,000)
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................    66,573,251    58,703,105    19,874,078     6,338,984    50,892,598    55,711,819
                                          ----------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS............................     4,587,989    10,432,537     5,579,880     3,758,148    10,646,720    10,735,997

NET ASSETS:
Beginning of period.....................   103,975,854   107,420,890    74,778,214    54,037,495   161,058,151   132,831,357
                                          ----------------------------------------------------------------------------------
End of period...........................  $108,563,843  $117,853,427  $ 80,358,094   $57,795,643  $171,704,871  $143,567,354
                                          ==================================================================================

---------------
Undistributed net investment income
  (loss)................................  $  2,128,154  $  3,284,165  $  3,165,445   $ 2,752,219  $  3,052,081  $     45,068
                                          ==================================================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2001


                                           LARGE CAP     LARGE CAP    LARGE CAP     MID CAP       MID CAP
                                             GROWTH      COMPOSITE      VALUE        GROWTH        VALUE      SMALL CAP
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    (17,202) $    (5,151) $   208,842  $   (188,575) $   229,379  $   (31,187)
Net realized gain (loss) on
  investments...........................    (1,308,644)     (25,482)   1,385,701     2,103,284    2,233,613     (563,333)
Net realized gain (loss) on futures and
  options contracts.....................      (132,372)     (52,684)     (66,900)      (43,968)     (60,227)    (332,932)
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       125,310         (493)        (137)         (336)           1           --
Change in unrealized
  appreciation/depreciation
  on investments........................   (13,872,240)  (4,853,696)     115,523   (13,147,801)   1,950,223   (6,201,405)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................       (78,903)         317            3             5           (2)          --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................        (3,212)      (6,683)      (5,755)       (5,304)     (10,937)      11,913
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting
  from operations.......................   (15,287,263)  (4,943,872)   1,637,277   (11,282,695)   4,342,050   (7,116,944)
                                          ------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income (Class A)....       (46,478)          --     (189,306)           --     (187,629)          --
From net investment income (Class B)....        (3,522)          --      (15,694)           --      (17,371)          --
From net realized gain on investments
  (Class A).............................    (2,966,052)  (1,063,175)  (1,239,725)   (4,884,911)  (1,443,714)  (3,265,897)
From net realized gain on investments
  (Class B).............................      (266,948)     (56,825)    (105,275)     (503,089)    (137,286)    (234,103)
                                          ------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................    (3,283,000)  (1,120,000)  (1,550,000)   (5,388,000)  (1,786,000)  (3,500,000)
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................    25,876,933    4,703,108    9,499,300    15,007,843    9,264,940    8,661,673
                                          ------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS............................     7,306,670   (1,360,764)   9,586,577    (1,662,852)  11,820,910   (1,955,271)

NET ASSETS:
Beginning of period.....................    27,860,260   18,671,863   16,751,288    28,059,238   16,640,247   21,144,054
                                          ------------------------------------------------------------------------------
End of period...........................  $ 35,166,930  $17,311,099  $26,337,865  $ 26,396,386  $28,461,237  $19,188,783
                                          ==============================================================================

---------------
Undistributed net investment income
  (loss)................................  $    (11,597) $        --  $    60,654  $       (229) $    82,683  $        --
                                          ==============================================================================

See Notes to Financial Statements

----------------
226

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001


                                          INTERNATIONAL  DIVERSIFIED      CASH         FOCUS        FOCUS     FOCUS GROWTH
                                             EQUITY      FIXED INCOME  MANAGEMENT     GROWTH+     TECHNET+    AND INCOME+
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............   $    34,463   $ 1,066,370   $  241,670   $      (385) $   (10,846) $     4,407
Net realized gain (loss) on
  investments...........................      (188,122)      (49,351)        (397)   (4,870,031)  (1,909,747)    (490,017)
Net realized gain (loss) on futures and
  options contracts.....................      (197,916)           --           --            --           --           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       (25,320)           --           --             2           --           --
Change in unrealized
  appreciation/depreciation
  on investments........................    (7,323,603)      505,118        1,684    (2,275,065)  (2,177,649)    (580,000)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................       (47,546)           --           --            --           --           --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................        18,343            --           --            --           --           --
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting
  from operations.......................    (7,729,701)    1,522,137      242,957    (7,145,479)  (4,098,242)  (1,065,610)
                                          --------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income (Class A)....            --    (1,021,090)     (43,714)           --           --           --
From net investment income (Class B)....            --       (33,910)      (6,286)           --           --           --
From net realized gain on investments
  (Class A).............................      (755,570)           --           --            --           --           --
From net realized gain on investments
  (Class B).............................       (44,430)           --           --            --           --           --
                                          --------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................      (800,000)   (1,055,000)     (50,000)           --           --           --
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................     6,164,550     5,832,735   11,004,376    36,904,131    9,957,800    7,500,163
                                          --------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS............................    (2,365,151)    6,299,872   11,197,333    29,758,652    5,859,558    6,434,553

NET ASSETS:
Beginning of period.....................    20,389,952    16,783,875    4,123,317            --           --           --
                                          --------------------------------------------------------------------------------
End of period...........................   $18,024,801   $23,083,747   $15,320,650  $29,758,652  $ 5,859,558  $ 6,434,553
                                          ================================================================================

---------------
Undistributed net investment income
  (loss)................................   $   (19,576)  $   287,887   $  232,129   $        --  $        --  $     4,407
                                          ================================================================================

+ Commenced operations July 5, December 29 and December 29, respectively.

See Notes to Financial Statements

                                                                ----------------
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
----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Shares of the Portfolios are held by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona. SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Company and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust.

  The Trust currently consists of eighteen separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional Portfolios in the future. Six of the Portfolios, which we call the "Seasons Portfolios," are available through the Seasons Variable Annuity Contract. Twelve additional Portfolios, which we call the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios, through the Seasons Select and/or Seasons Select II Variable Annuity Contracts. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

  Effective October 16, 2000, shares of beneficial interest in each Portfolio of the Trust were divided into 2 classes of shares, Class A and Class B. All shares issued prior to such date have been reclassified as Class A shares. Class A shares of each Portfolio are offered only to contract holders of the Seasons and Seasons Select Variable Annuity Contracts. Class B shares of each Portfolio are offered only to contract holders of the Seasons Select II Variable Annuity Contract. Class B shares of a given Portfolio are identical in all respects to Class A shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class specific expenses; (ii) Class B shares are subject to service fees, while Class A shares are not; and (iii) Class B shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class B shares. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for each portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.
The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.
The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a growth strategy.
The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends. The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a value strategy.
The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium sized companies selected through a growth strategy.
The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium sized companies selected through a value strategy.
The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of small companies.
The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of

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228
issuers in at least three countries other than the U.S.
The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing primarily in fixed income securities.
The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of growth companies without regard to market capitalization.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that Managers believe will benefit significantly from technological advances or improvements without regard to market capitalization.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large cap companies. Each Manager may emphasize either a growth orientation or a value orientation at any particular time.

  Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

  Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Corporation ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such portfolio as described in the chart below.

                                                 SUNAMERICA                              WMC/
                                                 AGGRESSIVE     JANUS     SUNAMERICA     FIXED
                                                   GROWTH      GROWTH      BALANCED     INCOME
                   PORTFOLIO                     COMPONENT    COMPONENT   COMPONENT    COMPONENT
------------------------------------------------------------------------------------------------
Multi-Managed Growth...........................     20%          40%         20%          20%
Multi-Managed Moderate Growth..................     18%          28%         18%          36%
Multi-Managed Income/Equity....................      0%          18%         28%          54%
Multi-Managed Income...........................      0%           8%         17%          75%

  Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Seasons Multi-Managed Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

  Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)" is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

  The Seasons Focused Portfolios, offers you access to at least two different professional managers each of which advises a separate portion of the Portfolio. Each manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

  New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

                                                                ----------------

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at September 30, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class.)

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific

----------------
230
identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the fiscal year ended March 31, 2001, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                                                           ACCUMULATED      ACCUMULATED
                                                          UNDISTRIBUTED    UNDISTRIBUTED
                                                          NET INVESTMENT   NET REALIZED    PAID-IN
                                                          INCOME/(LOSS)     GAIN/(LOSS)    CAPITAL
                                                          -----------------------------------------
Multi-Managed Growth....................................     $521,517        $(518,305)    $ (3,212)
Multi-Managed Moderate Growth...........................      367,193         (365,180)      (2,013)
Multi-Managed Income/Equity.............................      138,248         (135,036)      (3,212)
Multi-Managed Income....................................        7,690           (4,478)      (3,212)
Asset Allocation: Diversified Growth....................       82,786          (79,574)      (3,212)
Stock...................................................      (22,858)          26,070       (3,212)
Large Cap Growth........................................      112,072         (102,202)      (9,870)
Large Cap Composite.....................................        5,788           (5,788)          --
Large Cap Value.........................................         (137)             137           --
Mid Cap Growth..........................................      188,346         (102,027)     (86,319)
Mid Cap Value...........................................            1               (1)          --
Small Cap...............................................       31,187          (31,187)          --
International Equity....................................      (17,092)          17,816         (724)
Diversified Fixed Income................................        2,837           (2,837)          --
Cash Management.........................................           --               --           --
Focus Growth............................................          385               (2)        (383)
Focus TechNet...........................................       10,846               --      (10,846)
Focus Growth and Income.................................           --               --           --

  ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Seasons Portfolios of the Trust amounted to $91,410. Such organizational expenses are being amortized on a straight line basis by each applicable Seasons Portfolio over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations. Organization expenses incurred by the Seasons Select Portfolios and Seasons Focused Portfolios were expensed as incurred.

3. OPERATING POLICIES

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

                                                                ----------------

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

  At September 30, 2001 the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large Cap Value, Mid Cap Growth and Diversified Fixed Income Portfolios had a 0.7%, 1.4%, 2.9%, 3.4%, 0.3%, 0.5% and 0.7%, respectively, undivided interest, representing $1,165,000, $2,230,000, $4,670,000, $5,345,000, $525,000, $730,000 and $1,065,000,
respectively, in principal amount, in a joint repo with UBS Warburg, LLC, which is dated September 30, 2001, bears interest at a rate of 3.25% per annum, has a principal amount of $159,095,000, and a repurchase price of $159,138,088, matures on October 1, 2001 and is collateralized by $37,445,000 U.S. Treasury Bonds (bearing interest at the rate of 13.25% per annum and maturing May 15, 2014), $50,000,0000 U.S. Treasury Bonds (bearing interest at the rate of 6.25% per annum and maturing May 15, 2030), and $42,654,000 U.S. Treasury Bonds (bearing interest at the rate of 6.00% per annum and maturing September 30, 2002), which together have an approximate value of $162,306,944.

  In addition, at September 30, 2001, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large Cap Composite, Small Cap, Diversified Fixed Income, Cash Management, Focus TechNet, and Focus Growth and Income Portfolios had a 3.2%, 5.0%, 0.9%, 0.8%, 0.3%, 1.1%, 1.4%, 0.1%, 0.5% and 0.3%, respectively, undivided interest, representing $5,367,000, $8,470,000, $1,503,000, $1,318,000, $547,000, $1,778,000,
$2,323,000, $138,000, $764,000 and $580,000, respectively, in principal amount, in a joint repo with State Street Bank & Trust Co., which is dated
September 28, 2001, bears interest at a rate of 3.05% per annum, has a principal amount of $167,974,000 and a repurchase price $168,016,693, matures on October 1, 2001 and is collateralized by $173,085,000 U.S. Treasury Bills (bearing interest at the rate of 2.33% per annum and and maturing January 17, 2002) which have an approximate value of $171,354,150.

  In addition, at September 30, 2001, the the Multi-Managed Growth, Multi-Managed Moderate Growth, Small Cap, Cash Management and Focus TechNet Portfolios had a 1.3%, 1.7%, 0.3%, 0.7% and 0.7%, respectively, undivided interest, representing $4,000,000, $5,000,000, $1,000,000, $2,000,000 and
$700,000, respectively, in principal amount in a joint repo with UBS Warburg LLC, which is dated September 28, 2001, bears interest at a rate of 3.18% per annum, has a principal amount of $300,000,000 and a repurchase price of $300,079,500, matures October 1, 2001 and is collateralized by $91,808,000
U.S. Treasury Bonds (bearing interest at the rate of 6.875% per annum and and maturing August 15, 2025) and $200,000,000 U.S. Treasury Bonds (bearing interest at the rate of 5.25% per annum and maturing November 15, 2028), which together have an approximate value of $306,001,520.

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

----------------
232

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option, which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes, including short-term securities and repurchase agreements at September 30, 2001, were as follows:

                                  AGGREGATE     AGGREGATE
                                  UNREALIZED   UNREALIZED     GAIN/(LOSS)      COST OF      CAPITAL LOSS   CAPITAL LOSS
                                     GAIN         LOSS            NET        INVESTMENTS    CARRYOVER*+      UTILIZED
                                  -------------------------------------------------------------------------------------
Multi-Managed Growth#@..........  $2,675,344   $23,613,580   $(20,938,236)   $138,457,075    $       --     $       --
Multi-Managed Moderate
  Growth#.......................   3,382,645    20,832,927    (17,450,282)    159,526,293            --             --
Multi-Managed Income/Equity#....   2,816,504     9,252,767     (6,436,263)    108,586,845            --             --
Multi-Managed Income#...........   2,234,875     3,937,463     (1,702,588)     77,041,257            --             --
Asset Allocation: Diversified
  Growth#@......................   4,195,427    23,091,036    (18,895,609)    222,112,884            --             --
Stock#..........................   9,404,939    24,842,464    (15,437,525)    184,302,429            --             --
Large Cap Growth#@..............     850,569    11,864,245    (11,013,676)     57,535,126            --             --
Large Cap Composite#............     674,113     3,956,442     (3,282,329)     22,775,513            --             --
Large Cap Value@................   1,130,560     6,325,982     (5,195,422)     51,462,971            --             --
Mid Cap Growth#@................   2,308,877     9,242,408     (6,933,531)     40,440,463            --             --

                                                                ----------------

                                    AGGREGATE    AGGREGATE
                                    UNREALIZED   UNREALIZED    GAIN/(LOSS)      COST OF     CAPITAL LOSS   CAPITAL LOSS
                                       GAIN         LOSS           NET        INVESTMENTS   CARRYOVER*+      UTILIZED
                                    -----------------------------------------------------------------------------------
Mid Cap Value.....................  $2,487,603   $3,240,990    $  (753,387)   $38,667,327    $       --     $       --
Small Cap#........................   1,199,953    7,351,467     (6,151,514)    32,453,742            --             --
International Equity#@............     488,408    4,770,128     (4,281,720)    24,841,845            --             --
Diversified Fixed Income#.........   1,026,755      744,768        281,987     40,437,775       212,646             --
Cash Management#..................      20,405        1,174         19,231     39,444,055           413             --
Focus Growth#.....................   1,308,518    3,112,557     (1,804,039)    31,923,615     1,646,798             --
Focus TechNet#....................     155,053    3,883,752     (3,728,699)    10,605,993            --             --
Focus Growth and Income#..........     152,330      541,487       (389,157)     9,103,499            --             --

-------------
*   Expires 2008-2009.
# Post 10/31/00 Capital Loss Deferrals: Multi-Managed Growth $8,218,291, Multi-Managed Moderate Growth $6,076,127, Multi-Managed Income/Equity $1,523,434, Multi-Managed Income $415,204, Asset Allocation: Diversified Growth $7,204,882, Stock $933,048, Large Cap Growth $1,721,806, Large Cap Composite $444,355, Mid Cap Growth $547,330, Small Cap $1,874,143, International Equity $595,102, Diversified Fixed Income $25,088, Cash Management $57, Focus Growth $2,761,878, Focus TechNet $1,468,908, and Focus Growth and Income $395,296.
@   Post 10/31/00 Currency Loss Deferrals: Multi-Managed Growth $4,476, Asset
    Allocation: Diversified Growth $61,209, Large Cap Growth $17,228, Large Cap Value $3, Mid Cap Growth $229, International Equity $31,693.
+ Net capital loss carryovers reported as of March 31, 2001, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

5. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between SAAMCo (the "Adviser") and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Multi-Managed Growth                                          >0                         0.89%
Multi-Managed Moderate Growth                                 >0                         0.85%
Multi-Managed Income/Equity                                   >0                         0.81%
Multi-Managed Income                                          >0                         0.77%
Asset Allocation: Diversified Growth                          >0                         0.85%
Stock                                                         >0                         0.85%
Large Cap Growth, Large Cap Composite,                        0-$250 million             0.80%
  Large Cap Value                                             >$250 million              0.75%
                                                              >$500 million              0.70%
Mid Cap Growth, Mid Cap Value,                                0-$250 million             0.85%
  Small Cap                                                   >$250 million              0.80%
                                                              >$500 million              0.75%
International Equity                                          > 0                        1.00%
Diversified Fixed Income                                      0-$200 million             0.70%
                                                              >$200 million              0.65%
                                                              >$400 million              0.60%
Cash Management                                               0-$100 million             0.55%
                                                              >$100 million              0.50%
                                                              >$300 million              0.45%
Focus Growth                                                  >0                         1.00%
Focus TechNet                                                 >0                         1.20%
Focus Growth and Income                                       >0                         1.00%

----------------
234

  The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following managers:

PORTFOLIO                                                      SUBADVISER
------------------------------------------------------------------------------------------
Multi-Managed Growth                          Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Moderate Growth                 Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income/Equity                   Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income                          Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Asset Allocation: Diversified Growth          Putnam Investment Management, Inc.
Stock                                         T. Rowe Price Associates, Inc.
Large Cap Growth                              Deutsche Asset Management, Inc.
                                              Goldman Sachs Asset Management
                                              Janus Capital Corporation
Large Cap Composite                           Deutsche Asset Management, Inc.
                                              SunAmerica Asset Management Corp.
                                              T. Rowe Price Associates, Inc.
Large Cap Value                               Deutsche Asset Management, Inc.
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Growth                                Deutsche Asset Management, Inc.
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Value                                 Deutsche Asset Management, Inc.
                                              Goldman Sachs Asset Management
                                              Lord, Abbett & Co.
Small Cap                                     Deutsche Asset Management, Inc.
                                              Lord, Abbett & Co.
                                              SunAmerica Asset Management Corp.
International Equity                          Deutsche Asset Management, Inc.
                                              Goldman Sachs Asset Management International
                                              Lord, Abbett & Co.
Diversified Fixed Income                      Deutsche Asset Management, Inc.
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Cash Management                               SunAmerica Asset Management Corp.
Focus Growth                                  Fred Alger Management, Inc.
                                              Jennison Associates LLC
                                              Marsico Capital Management, LLC
Focus TechNet                                 Dresdner RCM Global Investors LLC
                                              SunAmerica Asset Management Corp.
                                              Van Wagoner Capital Management, Inc.
Focus Growth and Income                       Marsico Capital Management, LLC
                                              SunAmerica Asset Management Corp.

                                                                ----------------

  The Adviser has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets: Multi-Managed Growth Portfolio 1.29% and 1.44% for Class A shares and Class B shares, respectively. Multi-Managed Moderate Growth Portfolio, Asset Allocation Diversified Growth Portfolio and Stock Portfolio 1.21% for Class A shares and 1.36% for Class B shares. Multi-Managed Income/Equity Portfolio 1.14% and 1.29% for Class A shares and Class B shares, respectively. Multi-Managed Income Portfolio 1.06% and 1.21% for Class A shares and Class B shares, respectively. Large Cap Growth Portfolio, Large Cap Composite Portfolio and Large Cap Value Portfolio 1.10% for Class A shares and 1.25% for Class B shares. Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio 1.15% for Class A shares and 1.30% for
Class B shares. International Equity Portfolio and Focus Growth Portfolio 1.30% for Class A shares and 1.45% for Class B shares. Diversified Fixed Income Portfolio 1.00% and 1.15% for Class A shares and Class B shares, respectively. Cash Management Portfolio 0.85% and 1.00% for Class A shares and Class B shares, respectively. Focus TechNet Portfolio and Focus Growth and Income Portfolio 1.65% and 1.45% for Class B shares, respectively. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

  At September 30, 2001, the amounts repaid to the Adviser which are included in the management fee on the statement of operations along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                                                              RECOUPED   RECOUPMENT
                                                              ---------------------
Multi-Managed Income Portfolio..............................   $8,087     $ 26,722
Large Cap Growth Portfolio..................................       --      116,473
Large Cap Composite Portfolio...............................       --      190,611
Large Cap Value Portfolio...................................       --      159,896
Mid Cap Growth Portfolio....................................       --      136,956
Mid Cap Value Portfolio.....................................       --      167,356
Small Cap Portfolio.........................................       --      174,947
International Equity Portfolio..............................       --      346,573
Diversified Fixed Income Portfolio..........................       --      182,822
Cash Management Portfolio...................................       --      116,757
Focus Growth Portfolio......................................       --      118,712
Focus TechNet Portfolio.....................................       --      108,031
Focus Growth and Income Portfolio...........................       --      110,716

  Class B shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class B shares. The service fees will be used to reimburse the Life Company for expenditures made to financial intermediaries for providing services to contract holders of the Seasons Select II Variable Annuity Contract who are the indirect beneficial owners of the Portfolios' Class B shares.

----------------
236

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period ended September 30, 2001, were as follows:

                               PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                             SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.         SALES OF U.S.
                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES   GOVERNMENT SECURITIES
                             -------------------------------------------------------------------------------------------------------
Multi-Managed Growth.......         $ 76,749,388                 $43,816,209                $ 8,383,802             $ 9,522,436
Multi-Managed Moderate
  Growth...................           78,814,166                  40,257,855                 21,149,393              18,826,827
Multi-Managed
  Income/Equity............           36,691,054                  15,778,518                 25,877,729              19,073,748
Multi-Managed Income.......           19,675,876                   8,822,063                 21,094,058              14,975,964
Asset Allocation:
  Diversified Growth.......          119,847,435                  84,072,018                 91,660,040              87,934,297
Stock......................           87,946,219                  45,499,841                         --                      --
Large Cap Growth...........           26,993,583                   7,852,078                         --                      --
Large Cap Composite........           10,805,687                   5,298,562                         --                      --
Large Cap Value............           28,728,173                   6,203,492                         --                      --
Mid Cap Growth.............           25,855,099                  12,360,407                         --                      --
Mid Cap Value..............           19,379,357                  10,129,300                         --                      --
Small Cap..................           21,423,453                  10,766,777                         --                      --
International Equity.......            7,998,677                   4,622,249                         --                      --
Diversified Fixed Income...            4,858,413                   1,125,235                  6,273,945                 633,852
Cash Management............                   --                          --                         --                      --
Focus Growth...............           35,536,469                  28,093,855                         --                      --
Focus TechNet..............           17,235,219                  11,186,147                         --                      --
Focus Growth and Income....            9,649,930                   5,995,485                    265,438                 264,953

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each Class of each portfolio were as follows:

                                        MULTI-MANAGED GROWTH PORTFOLIO
                             -----------------------------------------------------
                                                    CLASS A
                             -----------------------------------------------------
                                FOR THE SIX MONTHS
                                       ENDED                   FOR THE YEAR
                                SEPTEMBER 30, 2001                 ENDED
                                    (UNAUDITED)               MARCH 31, 2001
                             -------------------------   -------------------------
                               SHARES        AMOUNT        SHARES        AMOUNT
                             ----------   ------------   ----------   ------------
Shares sold................     700,470   $  8,889,055    2,915,487   $ 51,285,649
Reinvested dividends.......          --             --    1,342,578     20,207,981
Shares redeemed............  (1,003,825)   (12,041,265)  (1,081,518)   (17,960,680)
                             ----------   ------------   ----------   ------------
Net increase (decrease)....    (303,355)  $ (3,152,210)   3,176,547   $ 53,532,950
                             ==========   ============   ==========   ============

                                      MULTI-MANAGED GROWTH PORTFOLIO
                             -------------------------------------------------
                                                  CLASS B
                             -------------------------------------------------
                               FOR THE SIX MONTHS          FOR THE PERIOD
                                      ENDED               OCTOBER 16, 2000*
                               SEPTEMBER 30, 2001              THROUGH
                                   (UNAUDITED)             MARCH 31, 2001
                             -----------------------   -----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                             ---------   -----------   ---------   -----------
Shares sold................  2,279,926   $28,213,123   1,011,118   $14,276,759
Reinvested dividends.......         --            --      23,055       347,019
Shares redeemed............   (298,307)   (3,418,822)   (121,916)   (1,583,477)
                             ---------   -----------   ---------   -----------
Net increase (decrease)....  1,981,619   $24,794,301     912,257   $13,040,301
                             =========   ===========   =========   ===========

                                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                              ----------------------------------------------------
                                                    CLASS A
                              ----------------------------------------------------
                                 FOR THE SIX MONTHS
                                        ENDED                   FOR THE YEAR
                                 SEPTEMBER 30, 2001                ENDED
                                     (UNAUDITED)               MARCH 31, 2001
                              -------------------------   ------------------------
                                SHARES        AMOUNT       SHARES        AMOUNT
                              ----------   ------------   ---------   ------------
Shares sold.................     719,825   $  9,017,276   2,471,742   $ 40,519,881
Reinvested dividends........          --             --   1,269,906     17,984,795
Shares redeemed.............  (1,005,995)   (11,822,577)   (953,540)   (14,791,532)
                              ----------   ------------   ---------   ------------
Net increase (decrease).....    (286,170)  $ (2,805,301)  2,788,108   $ 43,713,144
                              ==========   ============   =========   ============

                                   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                              -------------------------------------------------
                                                   CLASS B
                              -------------------------------------------------
                                FOR THE SIX MONTHS          FOR THE PERIOD
                                       ENDED               OCTOBER 16, 2000*
                                SEPTEMBER 30, 2001              THROUGH
                                    (UNAUDITED)             MARCH 31, 2001
                              -----------------------   -----------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                              ---------   -----------   ---------   -----------
Shares sold.................  3,287,260   $40,509,508   1,122,394   $15,370,522
Reinvested dividends........         --            --      23,316       330,205
Shares redeemed.............   (426,044)   (4,944,108)    (55,419)     (710,766)
                              ---------   -----------   ---------   -----------
Net increase (decrease).....  2,861,216   $35,565,400   1,090,291   $14,989,961
                              =========   ===========   =========   ===========

*  Inception of the class

                                                                ----------------

                                                            MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                            -----------------------------------------------------------------------------------------------------
                                                  CLASS A                                             CLASS B
                            ---------------------------------------------------   -----------------------------------------------
                              FOR THE SIX MONTHS                                    FOR THE SIX MONTHS         FOR THE PERIOD
                                     ENDED                  FOR THE YEAR                   ENDED              OCTOBER 16, 2000*
                              SEPTEMBER 30, 2001                ENDED               SEPTEMBER 30, 2001             THROUGH
                                  (UNAUDITED)              MARCH 31, 2001               (UNAUDITED)            MARCH 31, 2001
                            -----------------------   -------------------------   -----------------------   ---------------------
                             SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                            --------   ------------   ----------   ------------   ---------   -----------   --------   ----------
Shares sold...............   539,386   $  6,542,201    1,569,721   $ 21,188,966   2,537,926   $30,522,218   681,406    $8,550,661
Reinvested dividends......        --             --      507,462      6,457,389          --            --     5,863        74,611
Shares redeemed...........  (889,430)   (10,387,255)  (1,206,345)   (15,698,453)   (378,182)   (4,410,444)  (57,167)     (699,096)
                            --------   ------------   ----------   ------------   ---------   -----------   -------    ----------
Net increase (decrease)...  (350,044)  $ (3,845,054)     870,838   $ 11,947,902   2,159,744   $26,111,774   630,102    $7,926,176
                            ========   ============   ==========   ============   =========   ===========   =======    ==========

                                                                MULTI-MANAGED INCOME PORTFOLIO
                             ----------------------------------------------------------------------------------------------------
                                                  CLASS A                                             CLASS B
                             --------------------------------------------------   -----------------------------------------------
                               FOR THE SIX MONTHS                                   FOR THE SIX MONTHS         FOR THE PERIOD
                                     ENDED                  FOR THE YEAR                   ENDED              OCTOBER 16, 2000*
                               SEPTEMBER 30, 2001               ENDED               SEPTEMBER 30, 2001             THROUGH
                                  (UNAUDITED)              MARCH 31, 2001               (UNAUDITED)            MARCH 31, 2001
                             ----------------------   -------------------------   -----------------------   ---------------------
                              SHARES      AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                             --------   -----------   ----------   ------------   ---------   -----------   --------   ----------
Shares sold................   539,697   $ 6,334,108      987,758   $ 11,906,354   1,908,981   $22,430,065   490,012    $5,802,461
Reinvested dividends.......        --            --      240,860      2,836,257          --            --     1,082        12,743
Shares redeemed............  (690,972)   (8,034,905)  (1,138,647)   (13,605,414)   (357,112)   (4,139,657)  (52,078)     (613,417)
                             --------   -----------   ----------   ------------   ---------   -----------   -------    ----------
Net increase (decrease)....  (151,275)  $(1,700,797)      89,971   $  1,137,197   1,551,869   $18,290,408   439,016    $5,201,787
                             ========   ===========   ==========   ============   =========   ===========   =======    ==========

                                ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                             -----------------------------------------------------
                                                    CLASS A
                             -----------------------------------------------------
                                FOR THE SIX MONTHS
                                       ENDED                   FOR THE YEAR
                                SEPTEMBER 30, 2001                 ENDED
                                    (UNAUDITED)               MARCH 31, 2001
                             -------------------------   -------------------------
                               SHARES        AMOUNT        SHARES        AMOUNT
                             ----------   ------------   ----------   ------------
Shares sold................   1,221,733   $ 13,347,508    4,233,265   $ 55,299,752
Reinvested dividends.......          --             --      765,294      9,449,710
Shares redeemed............  (1,483,451)   (16,504,240)  (2,616,379)   (32,749,155)
                             ----------   ------------   ----------   ------------
Net increase (decrease)....    (261,718)  $ (3,156,732)   2,382,180   $ 32,000,307
                             ==========   ============   ==========   ============

                              ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                             -------------------------------------------------
                                                  CLASS B
                             -------------------------------------------------
                               FOR THE SIX MONTHS          FOR THE PERIOD
                                      ENDED               OCTOBER 16, 2000*
                               SEPTEMBER 30, 2001              THROUGH
                                   (UNAUDITED)             MARCH 31, 2001
                             -----------------------   -----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                             ---------   -----------   ---------   -----------
Shares sold................  5,039,176   $56,587,633   1,706,496   $20,400,951
Reinvested dividends.......         --            --      10,795       133,290
Shares redeemed............   (545,762)   (5,913,165)   (139,724)   (1,591,206)
                             ---------   -----------   ---------   -----------
Net increase (decrease)....  4,493,414   $50,674,468   1,577,567   $18,943,035
                             =========   ===========   =========   ===========

                                                             STOCK PORTFOLIO
                             -------------------------------------------------------------------------------
                                                    CLASS A                                  CLASS B
                             -----------------------------------------------------   -----------------------
                                FOR THE SIX MONTHS                                     FOR THE SIX MONTHS
                                       ENDED                   FOR THE YEAR                   ENDED
                                SEPTEMBER 30, 2001                 ENDED               SEPTEMBER 30, 2001
                                    (UNAUDITED)               MARCH 31, 2001               (UNAUDITED)
                             -------------------------   -------------------------   -----------------------
                               SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                             ----------   ------------   ----------   ------------   ---------   -----------
Shares sold................   1,173,546   $ 15,986,100    2,974,140   $ 52,942,186   3,256,178   $48,185,780
Reinvested dividends.......          --             --      546,940      9,499,932          --            --
Shares redeemed............  (1,281,873)   (19,134,780)  (1,312,905)   (23,400,462)   (384,959)   (5,546,333)
                             ----------   ------------   ----------   ------------   ---------   -----------
Net increase (decrease)....    (108,327)  $ (3,148,680)   2,208,175   $ 39,041,656   2,871,219   $42,639,447
                             ==========   ============   ==========   ============   =========   ===========

                                 STOCK PORTFOLIO
                             -----------------------
                                     CLASS B
                             -----------------------
                                 FOR THE PERIOD
                                OCTOBER 16, 2000*
                                     THROUGH
                                 MARCH 31, 2001
                             -----------------------
                              SHARES       AMOUNT
                             ---------   -----------
Shares sold................  1,101,242   $17,823,038
Reinvested dividends.......      8,240       143,068
Shares redeemed............    (86,124)   (1,295,943)
                             ---------   -----------
Net increase (decrease)....  1,023,358   $16,670,163
                             =========   ===========

*  Inception of the class

----------------
238

                                           LARGE CAP GROWTH PORTFOLIO
                               --------------------------------------------------
                                                    CLASS A
                               --------------------------------------------------
                                 FOR THE SIX MONTHS
                                       ENDED                  FOR THE YEAR
                                 SEPTEMBER 30, 2001               ENDED
                                    (UNAUDITED)              MARCH 31, 2001
                               ----------------------   -------------------------
                                SHARES      AMOUNT        SHARES        AMOUNT
                               --------   -----------   ----------   ------------
Shares sold..................   378,145   $ 3,292,386    2,183,333   $ 27,286,940
Reinvested dividends.........        --            --      275,065      3,012,530
Shares redeemed..............  (604,175)   (4,980,585)  (1,208,176)   (15,517,516)
                               --------   -----------   ----------   ------------
Net increase (decrease)......  (226,030)  $(1,688,199)   1,250,222   $ 14,781,954
                               ========   ===========   ==========   ============

                                           LARGE CAP GROWTH PORTFOLIO
                               --------------------------------------------------
                                                    CLASS B
                               --------------------------------------------------
                                 FOR THE SIX MONTHS           FOR THE PERIOD
                                        ENDED               OCTOBER 16, 2000*
                                 SEPTEMBER 30, 2001              THROUGH
                                     (UNAUDITED)              MARCH 31, 2001
                               -----------------------   ------------------------
                                SHARES       AMOUNT        SHARES       AMOUNT
                               ---------   -----------   ----------   -----------
Shares sold..................  2,541,503   $22,023,415    1,162,594   $11,830,349
Reinvested dividends.........         --            --       24,696       270,470
Shares redeemed..............   (233,053)   (1,910,091)    (104,086)   (1,005,840)
                               ---------   -----------   ----------   -----------
Net increase (decrease)......  2,308,450   $20,113,324    1,083,204   $11,094,979
                               =========   ===========   ==========   ===========

                                                                 LARGE CAP COMPOSITE PORTFOLIO
                                ------------------------------------------------------------------------------------------------
                                                    CLASS A                                          CLASS B
                                -----------------------------------------------   ----------------------------------------------
                                  FOR THE SIX MONTHS                                FOR THE SIX MONTHS        FOR THE PERIOD
                                        ENDED                 FOR THE YEAR                ENDED              OCTOBER 16, 2000*
                                  SEPTEMBER 30, 2001             ENDED              SEPTEMBER 30, 2001            THROUGH
                                     (UNAUDITED)             MARCH 31, 2001            (UNAUDITED)            MARCH 31, 2001
                                ----------------------   ----------------------   ----------------------   ---------------------
                                 SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                                --------   -----------   --------   -----------   --------   -----------   --------   ----------
Shares sold...................   105,882   $ 1,038,157    565,452   $ 6,782,895    767,149   $ 7,274,299   358,265    $3,797,407
Reinvested dividends..........        --            --     95,684     1,063,175         --            --     5,115        56,825
Shares redeemed...............  (215,714)   (1,994,721)  (558,314)   (6,641,123)  (152,798)   (1,352,627)  (35,811)     (356,071)
                                --------   -----------   --------   -----------   --------   -----------   -------    ----------
Net increase (decrease).......  (109,832)  $  (956,564)   102,822   $ 1,204,947    614,351   $ 5,921,672   327,569    $3,498,161
                                ========   ===========   ========   ===========   ========   ===========   =======    ==========

                                                                  LARGE CAP VALUE PORTFOLIO
                            -----------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS B
                            --------------------------------------------------   ------------------------------------------------
                              FOR THE SIX MONTHS                                   FOR THE SIX MONTHS          FOR THE PERIOD
                                    ENDED                  FOR THE YEAR                   ENDED              OCTOBER 16, 2000*
                              SEPTEMBER 30, 2001               ENDED               SEPTEMBER 30, 2001             THROUGH
                                 (UNAUDITED)              MARCH 31, 2001               (UNAUDITED)             MARCH 31, 2001
                            ----------------------   -------------------------   -----------------------   ----------------------
                             SHARES      AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                            --------   -----------   ----------   ------------   ---------   -----------   --------   -----------
Shares sold...............   293,208   $ 3,201,742      974,632   $ 10,642,344   2,461,181   $27,026,472   869,893    $ 9,625,154
Reinvested dividends......        --            --      132,744      1,429,031          --            --    11,237        120,969
Shares redeemed...........  (440,655)   (4,687,694)  (1,038,156)   (11,292,850)   (171,731)   (1,804,889)  (95,604)    (1,025,348)
                            --------   -----------   ----------   ------------   ---------   -----------   -------    -----------
Net increase (decrease)...  (147,447)  $(1,485,952)      69,220   $    778,525   2,289,450   $25,221,583   785,526    $ 8,720,775
                            ========   ===========   ==========   ============   =========   ===========   =======    ===========

                                                                   MID CAP GROWTH PORTFOLIO
                             ----------------------------------------------------------------------------------------------------
                                                  CLASS A                                             CLASS B
                             --------------------------------------------------   -----------------------------------------------
                               FOR THE SIX MONTHS                                   FOR THE SIX MONTHS         FOR THE PERIOD
                                     ENDED                  FOR THE YEAR                   ENDED              OCTOBER 16, 2000*
                               SEPTEMBER 30, 2001               ENDED               SEPTEMBER 30, 2001             THROUGH
                                  (UNAUDITED)              MARCH 31, 2001               (UNAUDITED)            MARCH 31, 2001
                             ----------------------   -------------------------   -----------------------   ---------------------
                              SHARES      AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                             --------   -----------   ----------   ------------   ---------   -----------   --------   ----------
Shares sold................   227,681   $ 2,286,804    1,496,261   $ 22,145,320   1,683,002   $16,978,112   836,886    $9,871,248
Reinvested dividends.......        --            --      406,359      4,884,911          --            --    41,863       503,089
Shares redeemed............  (330,889)   (3,132,784)  (1,442,420)   (21,586,196)   (258,272)   (2,470,061)  (75,026)     (810,529)
                             --------   -----------   ----------   ------------   ---------   -----------   -------    ----------
Net increase (decrease)....  (103,208)  $  (845,980)     460,200   $  5,444,035   1,424,730   $14,508,051   803,723    $9,563,808
                             ========   ===========   ==========   ============   =========   ===========   =======    ==========

*  Inception of the class

                                                                ----------------

                                                                   MID CAP VALUE PORTFOLIO
                            -----------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS B
                            --------------------------------------------------   ------------------------------------------------
                               FOR THE SIX MONTHS                                  FOR THE SIX MONTHS          FOR THE PERIOD
                                      ENDED                  FOR THE YEAR                 ENDED              OCTOBER 16, 2000*
                               SEPTEMBER 30, 2001               ENDED              SEPTEMBER 30, 2001             THROUGH
                                   (UNAUDITED)              MARCH 31, 2001             (UNAUDITED)             MARCH 31, 2001
                            -------------------------   ----------------------   -----------------------   ----------------------
                              SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                            ----------   ------------   --------   -----------   ---------   -----------   --------   -----------
Shares sold...............     407,552   $  5,191,926    730,932   $ 8,637,943   1,571,163   $20,020,847    693,540   $ 8,566,904
Reinvested dividends......          --             --    140,872     1,631,343          --            --     13,355       154,657
Shares redeemed...........  (1,014,134)   (13,003,139)  (716,817)   (8,490,488)   (121,224)   (1,498,250)  (101,113)   (1,235,419)
                            ----------   ------------   --------   -----------   ---------   -----------   --------   -----------
Net increase (decrease)...    (606,582)  $ (7,811,213)   154,987   $ 1,778,798   1,449,939   $18,522,597    605,782   $ 7,486,142
                            ==========   ============   ========   ===========   =========   ===========   ========   ===========

                                                                     SMALL CAP PORTFOLIO
                             ----------------------------------------------------------------------------------------------------
                                                  CLASS A                                             CLASS B
                             --------------------------------------------------   -----------------------------------------------
                               FOR THE SIX MONTHS                                   FOR THE SIX MONTHS         FOR THE PERIOD
                                     ENDED                  FOR THE YEAR                   ENDED              OCTOBER 16, 2000*
                               SEPTEMBER 30, 2001               ENDED               SEPTEMBER 30, 2001             THROUGH
                                  (UNAUDITED)              MARCH 31, 2001               (UNAUDITED)            MARCH 31, 2001
                             ----------------------   -------------------------   -----------------------   ---------------------
                              SHARES      AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                             --------   -----------   ----------   ------------   ---------   -----------   --------   ----------
Shares sold................   232,133   $ 1,949,935    1,128,802   $ 13,269,242   1,690,389   $14,306,453   593,038    $5,598,741
Reinvested dividends.......        --            --      344,650      3,265,897          --            --    24,712       234,103
Shares redeemed............  (409,747)   (3,304,456)  (1,154,972)   (13,293,323)   (197,773)   (1,540,488)  (46,974)     (412,987)
                             --------   -----------   ----------   ------------   ---------   -----------   -------    ----------
Net increase (decrease)....  (177,614)  $(1,354,521)     318,480   $  3,241,816   1,492,616   $12,765,965   570,776    $5,419,857
                             ========   ===========   ==========   ============   =========   ===========   =======    ==========

                                       INTERNATIONAL EQUITY PORTFOLIO
                             ---------------------------------------------------
                                                   CLASS A
                             ---------------------------------------------------
                               FOR THE SIX MONTHS
                                      ENDED                  FOR THE YEAR
                               SEPTEMBER 30, 2001                ENDED
                                   (UNAUDITED)              MARCH 31, 2001
                             -----------------------   -------------------------
                              SHARES       AMOUNT        SHARES        AMOUNT
                             ---------   -----------   ----------   ------------
Shares sold................    154,237   $ 1,312,572    1,061,968   $ 11,903,994
Reinvested dividends.......         --            --       76,028        755,570
Shares redeemed............   (435,733)   (3,511,582)  (1,142,177)   (12,296,697)
                             ---------   -----------   ----------   ------------
Net increase (decrease)....   (281,496)  $(2,199,010)      (4,181)  $    362,867
                             =========   ===========   ==========   ============

                                       INTERNATIONAL EQUITY PORTFOLIO
                             ---------------------------------------------------
                                                   CLASS B
                             ---------------------------------------------------
                                FOR THE SIX MONTHS           FOR THE PERIOD
                                       ENDED                OCTOBER 16, 2000*
                                SEPTEMBER 30, 2001               THROUGH
                                    (UNAUDITED)              MARCH 31, 2001
                             -------------------------   -----------------------
                               SHARES        AMOUNT       SHARES       AMOUNT
                             -----------   -----------   ---------   -----------
Shares sold................    5,292,598   $43,506,620   1,318,384   $11,845,221
Reinvested dividends.......           --            --       4,472        44,430
Shares redeemed............   (4,195,033)  (34,647,386)   (693,679)   (6,087,967)
                             -----------   -----------   ---------   -----------
Net increase (decrease)....    1,097,565   $ 8,859,234     629,177   $ 5,801,684
                             ===========   ===========   =========   ===========

                                                              DIVERSIFIED FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                                                  CLASS A                                            CLASS B
                              ------------------------------------------------   -----------------------------------------------
                                FOR THE SIX MONTHS                                 FOR THE SIX MONTHS         FOR THE PERIOD
                                       ENDED                 FOR THE YEAR                 ENDED              OCTOBER 16, 2000*
                                SEPTEMBER 30, 2001              ENDED              SEPTEMBER 30, 2001             THROUGH
                                    (UNAUDITED)             MARCH 31, 2001             (UNAUDITED)            MARCH 31, 2001
                              -----------------------   ----------------------   -----------------------   ---------------------
                               SHARES       AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                              ---------   -----------   --------   -----------   ---------   -----------   --------   ----------
Shares sold.................    447,210   $ 4,459,776    510,170   $ 4,957,675   2,076,087   $20,568,359   701,140    $6,908,724
Reinvested dividends........         --            --     74,150       705,000          --            --     3,547        33,910
Shares redeemed.............   (591,551)   (5,811,026)  (373,720)   (3,612,833)   (283,580)   (2,800,817)  (30,114)     (297,783)
                              ---------   -----------   --------   -----------   ---------   -----------   -------    ----------
Net increase (decrease).....   (144,341)  $(1,351,250)   210,600   $ 2,049,842   1,792,507   $17,767,542   674,573    $6,644,851
                              =========   ===========   ========   ===========   =========   ===========   =======    ==========

*  Inception of the class

----------------
240

                                                                  CASH MANAGEMENT PORTFOLIO
                            -----------------------------------------------------------------------------------------------------
                                                CLASS A                                             CLASS B
                            -----------------------------------------------   ---------------------------------------------------
                              FOR THE SIX MONTHS                                 FOR THE SIX MONTHS           FOR THE PERIOD
                                    ENDED                 FOR THE YEAR                  ENDED                OCTOBER 16, 2000*
                              SEPTEMBER 30, 2001             ENDED               SEPTEMBER 30, 2001               THROUGH
                                 (UNAUDITED)             MARCH 31, 2001              (UNAUDITED)              MARCH 31, 2001
                            ----------------------   ----------------------   -------------------------   -----------------------
                             SHARES      AMOUNT       SHARES      AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                            --------   -----------   --------   -----------   ----------   ------------   ---------   -----------
Shares sold...............   922,004   $ 9,973,187    653,823   $ 6,890,476    7,415,324   $ 80,005,727   1,798,783   $18,098,737
Reinvested dividends......        --            --      4,144        43,714           --             --         595         6,286
Shares redeemed...........  (570,835)   (6,171,059)  (603,059)   (6,311,183)  (5,736,817)   (61,913,932)   (825,227)   (7,723,654)
                            --------   -----------   --------   -----------   ----------   ------------   ---------   -----------
Net increase..............   351,169   $ 3,802,128     54,908   $   623,007    1,678,507   $ 18,091,795     974,151   $10,381,369
                            ========   ===========   ========   ===========   ==========   ============   =========   ===========

                                                         FOCUS GROWTH PORTFOLIO
                              -----------------------------------------------------------------------------
                                                    CLASS A                                 CLASS B
                              ---------------------------------------------------   -----------------------
                                 FOR THE SIX MONTHS           FOR THE PERIOD          FOR THE SIX MONTHS
                                        ENDED                  JULY 5, 2000                  ENDED
                                 SEPTEMBER 30, 2001               THROUGH             SEPTEMBER 30, 2001
                                     (UNAUDITED)              MARCH 31, 2001              (UNAUDITED)
                              -------------------------   -----------------------   -----------------------
                                SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                              ----------   ------------   ---------   -----------   ---------   -----------
Shares sold.................     296,337   $  2,227,969   2,795,206   $26,320,007   2,476,004   $18,489,251
Reinvested dividends........          --             --          --            --          --            --
Shares redeemed.............  (1,788,408)   (13,661,394)   (182,739)   (1,560,938)   (315,554)   (2,186,488)
                              ----------   ------------   ---------   -----------   ---------   -----------
Net increase (decrease).....  (1,492,071)  $(11,433,425)  2,612,467   $24,759,069   2,160,450   $16,302,763
                              ==========   ============   =========   ===========   =========   ===========

                              FOCUS GROWTH PORTFOLIO
                              -----------------------
                                      CLASS B
                              -----------------------
                                  FOR THE PERIOD
                                 OCTOBER 16, 2000*
                                      THROUGH
                                  MARCH 31, 2001
                              -----------------------
                               SHARES       AMOUNT
                              ---------   -----------
Shares sold.................  1,621,256   $12,848,510
Reinvested dividends........         --            --
Shares redeemed.............    (94,388)     (703,448)
                              ---------   -----------
Net increase (decrease).....  1,526,868   $12,145,062
                              =========   ===========

                                                                           FOCUS TECHNET PORTFOLIO
                                                      -----------------------------------------------------------------
                                                                                   CLASS B
                                                      -----------------------------------------------------------------
                                                           FOR THE SIX MONTHS                     FOR THE PERIOD
                                                                 ENDED                          DECEMBER 29, 2000*
                                                           SEPTEMBER 30, 2001                        THROUGH
                                                              (UNAUDITED)                         MARCH 31, 2001
                                                      ----------------------------         ----------------------------
                                                       SHARES             AMOUNT            SHARES             AMOUNT
                                                      ---------         ----------         ---------         ----------
Shares sold.........................................  1,350,319         $7,802,040         1,025,104         $9,963,245
Reinvested dividends................................         --                 --                --                 --
Shares redeemed.....................................   (121,127)          (561,713)             (884)            (5,445)
                                                      ---------         ----------         ---------         ----------
Net increase........................................  1,229,192         $7,240,327         1,024,220         $9,957,800
                                                      =========         ==========         =========         ==========

                                                                      FOCUS GROWTH AND INCOME PORTFOLIO
                                                      -----------------------------------------------------------------
                                                                                   CLASS B
                                                      -----------------------------------------------------------------
                                                           FOR THE SIX MONTHS                     FOR THE PERIOD
                                                                 ENDED                          DECEMBER 29, 2000*
                                                           SEPTEMBER 30, 2001                        THROUGH
                                                              (UNAUDITED)                         MARCH 31, 2001
                                                      ----------------------------         ----------------------------
                                                       SHARES             AMOUNT            SHARES             AMOUNT
                                                      ---------         ----------         ---------         ----------
Shares sold.........................................    465,499         $3,925,679           763,718         $7,507,177
Reinvested dividends................................         --                 --                --                 --
Shares redeemed.....................................    (62,634)          (513,262)             (801)            (7,014)
                                                      ---------         ----------         ---------         ----------
Net increase........................................    402,865         $3,412,417           762,917         $7,500,163
                                                      =========         ==========         =========         ==========

*  Inception of the class

                                                                ----------------

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers:

                                               DEUTSCHE BANC/        BANK OF                       PRUDENTIAL        GOLDMAN
                                              ALEX. BROWN, INC.      AMERICA       FRED ALGER      SECURITIES      SACHS & CO.
                                              -----------------      --------      ----------      ----------      -----------
Large Cap Growth............................       $   --             $   --         $   --          $   --           $  525
Large Cap Value.............................          605                 --             --              --               --
Mid Cap Growth..............................           --                 --             --              --               --
Mid Cap Value...............................        1,751                 --             --              --            1,855
Small Cap...................................          828                 --             --              --               --
Focus Growth................................           --                325          2,727             523               --
Focus Growth and Income.....................           --              1,070             --              --               --

  Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. As disclosed in the investment portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2001, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                                 REALIZED
                                                         SECURITY                GAIN/LOSS    INCOME
                                            ---------------------------------------------------------
Multi-Managed Growth......................  American General Corp.                $    --     $1,406
                                            American General Finance Corp.             --      2,604
                                            Crown Castle International Corp.           --         --
Multi-Managed Moderate Growth.............  American General Corp.                     --      3,500
                                            American General Finance Corp.             --      2,511
                                            Crown Castle International Corp.           --        741
Multi-Managed Income/Equity...............  American General Corp.                     --      4,109
                                            American General Finance Corp.             --      2,511
                                            Crown Castle International Corp.           --        561
Multi-Managed Income......................  American General Finance Corp.             --      7,813
                                            Crown Castle International Corp.           --      1,564
Asset Allocation: Diversified Growth......  American International Group, Inc.         21        689
Large Cap Growth..........................  American International Group, Inc.      9,108        230
                                            Crown Castle International Corp.           --         --
Large Cap Composite.......................  American General Corp.                     --        140
                                            American International Group, Inc.         --        118
Large Cap Value...........................  American General Corp.                     --      1,880
                                            American International Group, Inc.         15        248
Mid Cap Growth............................  Crown Castle International Corp.           --         --
                                            Mettler-Toledo International, Inc.     (1,685)        --
Mid Cap Value.............................  21st Century Insurance Group               --         --
                                            Crown Castle International Corp.           --         --
                                            Transatlantic Holdings, Inc.               --         --
Small Cap.................................  Mettler-Toledo International, Inc.      2,176         --

----------------
242

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------
                                                                        DIVIDENDS
                                                                         DECLARED     DIVIDENDS      NET
            NET ASSET                   NET REALIZED                     FROM NET     FROM NET      ASSET
              VALUE         NET         & UNREALIZED     TOTAL FROM      INVEST-      REALIZED      VALUE
  PERIOD    BEGINNING    INVESTMENT    GAIN(LOSS) ON     INVESTMENT        MENT        GAIN ON      END OF       TOTAL
  ENDED     OF PERIOD   INCOME(*/**)   INVESTMENTS(*)   OPERATIONS(*)     INCOME     INVESTMENTS    PERIOD    RETURN(***)
-------------------------------------------------------------------------------------------------------------------------
                                         Multi-Managed Growth Portfolio Class A

4/15/97-
3/31/98        $10.00      $ 0.18          $ 2.95          $  3.13        $(0.08)      $(0.20)     $ 12.85       31.55%
3/31/99         12.85        0.16            4.41             4.57         (0.18)       (0.03)       17.21       35.98
3/31/00         17.21        0.18            7.72             7.90         (0.19)       (3.44)       21.48       49.03
3/31/01         21.48        0.30           (6.30)           (6.00)        (0.06)       (3.26)       12.16      (30.90)
9/30/01(1)      12.16        0.09           (1.58)           (1.49)        --           --           10.67      (12.25)

                                         Multi-Managed Growth Portfolio Class B
10/16/00-
3/31/01         19.41        0.11           (4.05)           (3.94)        (0.06)       (3.26)       12.15      (23.61)

9/30/01(1)      12.15        0.09           (1.59)           (1.50)        --           --           10.65      (12.35)

                                    Multi-Managed Moderate Growth Portfolio Class A
4/15/97-
3/31/98         10.00        0.27            2.40             2.67         (0.13)       (0.17)       12.37       26.86

3/31/99         12.37        0.28            3.10             3.38         (0.23)       (0.02)       15.50       27.73
3/31/00         15.50        0.33            5.24             5.57         (0.30)       (2.17)       18.60       37.90
3/31/01         18.60        0.44           (4.25)           (3.81)        (0.10)       (2.48)       12.21      (22.41)
9/30/01(1)      12.21        0.15           (1.24)           (1.09)        --           --           11.12       (8.93)

                                    Multi-Managed Moderate Growth Portfolio Class B
10/16/00-
3/31/01         17.42        0.17           (2.82)           (2.65)        (0.09)       (2.48)       12.20      (17.24)

9/30/01(1)      12.20        0.14           (1.24)           (1.10)        --           --           11.10       (9.02)

                                     Multi-Managed Income/Equity Portfolio Class A
4/15/97-
3/31/98         10.00        0.41            1.68             2.09         (0.20)       (0.10)       11.79       21.10
3/31/99         11.79        0.43            1.57             2.00         (0.36)       (0.10)       13.33       17.27

3/31/00         13.33        0.49            1.87             2.36         (0.41)       (0.99)       14.29       18.52
3/31/01         14.29        0.54           (1.79)           (1.25)        (0.16)       (0.95)       11.93       (9.21)
9/30/01(1)      11.93        0.23           (0.59)           (0.36)        --           --           11.57       (3.02)

                                     Multi-Managed Income/Equity Portfolio Class B
10/16/00-
3/31/01         13.92        0.22           (1.10)           (0.88)        (0.16)       (0.95)       11.93       (6.82)

9/30/01(1)      11.93        0.22           (0.59)           (0.37)        --           --           11.56       (3.10)

----------  -----------------------------------------------------
                                          RATIO OF
                                             NET
            NET ASSETS     RATIO OF      INVESTMENT
              END OF      EXPENSES TO     INCOME TO
  PERIOD      PERIOD      AVERAGE NET      AVERAGE      PORTFOLIO
  ENDED       (000'S)      ASSETS(+)    NET ASSETS(+)   TURNOVER
----------  -----------------------------------------------------

                   Multi-Managed Growth Portfolio Class A
4/15/97-
3/31/98     $    32,481      1.29%#         1.52%#         114%
3/31/99          69,712      1.19           1.11           124
3/31/00         103,976      1.15           0.98           117
3/31/01          97,476      1.06           1.73           123
9/30/01(1)       82,261      1.05#          1.34#           52

                   Multi-Managed Growth Portfolio Class B
10/16/00-
3/31/01          11,088      1.19#          1.79#          123
9/30/01(1)       30,828      1.20#          1.49#           52

              Multi-Managed Moderate Growth Portfolio Class A
4/15/97-
3/31/98          32,622      1.21#          2.36#          101
3/31/99          75,694      1.16           2.08           105
3/31/00         107,421      1.10           1.97           108
3/31/01         104,548      1.01           2.72           118
9/30/01(1)       91,994      1.00#          2.49#           51

              Multi-Managed Moderate Growth Portfolio Class B
10/16/00-
3/31/01          13,305      1.14#          2.80#          118
9/30/01(1)       43,876      1.15#          2.33#           51

               Multi-Managed Income/Equity Portfolio Class A
4/15/97-
3/31/98          25,957      1.14#          3.72#           46
3/31/99          62,121      1.14           3.51            65
3/31/00          74,778      1.10           3.61            68
3/31/01          72,843      1.04           4.01            86
9/30/01(1)       66,592      1.01#          3.72#           42

               Multi-Managed Income/Equity Portfolio Class B
10/16/00-
3/31/01           7,515      1.16#          4.02#           86
9/30/01(1)       32,244      1.16#          3.57#           42

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.
 (1) Unaudited
 # Annualized
  + The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                                          NET INVESTMENT
                                                                     EXPENSES                             INCOME (LOSS)
                                               -----------------------------------------------------   --------------------
                                               3/31/98#    3/31/99    3/31/00    3/31/01    9/30/01#   3/31/98#    3/31/99
                                               ---------   --------   --------   --------   --------   ---------   --------
Multi-Managed Growth Portfolio Class A.......    1.44%      1.19%       1.15%     1.06%       1.05%      1.37%      1.11%
Multi-Managed Growth Portfolio Class B.......    --         --          --        1.19#       1.20       --         --
Multi-Managed Moderate Growth Portfolio
  Class A....................................    1.40       1.16        1.10      1.01        1.00       2.17       2.08
Multi-Managed Moderate Growth Portfolio
  Class B....................................    --         --          --        1.14#       1.15       --         --
Multi-Managed Income/Equity Portfolio
  Class A....................................    1.43       1.14        1.10      1.04        1.01       3.43       3.51
Multi-Managed Income/Equity Portfolio
  Class B....................................    --         --          --        1.16#       1.16       --         --

                                                       NET INVESTMENT
                                                       INCOME (LOSS)
                                               ------------------------------
                                               3/31/00    3/31/01    9/30/01#
                                               --------   --------   --------
Multi-Managed Growth Portfolio Class A.......    0.98%     1.73%       1.34%
Multi-Managed Growth Portfolio Class B.......    --        1.79%#      1.49
Multi-Managed Moderate Growth Portfolio
  Class A....................................    1.97      2.72        2.49
Multi-Managed Moderate Growth Portfolio
  Class B....................................    --        2.80#       2.33
Multi-Managed Income/Equity Portfolio
  Class A....................................    3.61      4.01        3.72
Multi-Managed Income/Equity Portfolio
  Class B....................................    --        4.02#       3.57

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

5d,75d,1]

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DIVIDENDS
                                                                        DECLARED     DIVIDENDS      NET                      NET
            NET ASSET                   NET REALIZED                    FROM NET     FROM NET      ASSET                    ASSETS
              VALUE         NET         & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE                    END OF
  PERIOD    BEGINNING    INVESTMENT    GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL       PERIOD
  ENDED     OF PERIOD   INCOME(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)   (000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                              Multi-Managed Income Portfolio Class A
4/15/97-
3/31/98        $10.00      $0.51           $1.15            $1.66        $(0.27)      $(0.10)      $11.29       16.81%     $ 18,378
3/31/99         11.29       0.53            0.72             1.25         (0.40)       (0.07)       12.07       11.19        50,250
3/31/00         12.07       0.57            0.49             1.06         (0.54)       (0.40)       12.19        9.16        54,037

3/31/01         12.19       0.61           (0.53)            0.08         (0.14)       (0.48)       11.65        0.60        52,683
9/30/01(1)      11.65       0.27           (0.27)          --             --           --           11.65       --           50,936

                                              Multi-Managed Income Portfolio Class B

10/16/00-
3/31/01         12.31       0.25           (0.29)           (0.04)        (0.14)       (0.48)       11.65       (0.40)        5,113
9/30/01(1)      11.65       0.26           (0.27)           (0.01)        --           --           11.64       (0.09)       23,175

                                      Asset Allocation: Diversified Growth Portfolio Class A
4/15/97-
3/31/98         10.00       0.23            1.76             1.99         (0.12)       (0.16)       11.71       20.09        50,384
3/31/99         11.71       0.14            0.90             1.04         (0.12)       --           12.63        9.02       117,663

3/31/00         12.63       0.21            2.04             2.25         (0.22)       (0.71)       13.95       18.14       161,058
3/31/01         13.95       0.28           (2.45)           (2.17)        (0.07)       (0.63)       11.08      (16.04)      154,240
9/30/01(1)      11.08       0.11           (1.03)           (0.92)        --           --           10.16       (8.30)      138,770

                                      Asset Allocation: Diversified Growth Portfolio Class B

10/16/00-
3/31/01         13.04       0.10           (1.37)           (1.27)        (0.07)       (0.63)       11.07      (10.29)       17,465
9/30/01(1)      11.07       0.09           (1.01)           (0.92)        --           --           10.15       (8.31)       61,596

                                                     Stock Portfolio Class A
4/15/97-
3/31/98         10.00       0.03            4.80             4.83         (0.02)       (0.15)       14.66       48.59        42,085
3/31/99         14.66       0.03            1.84             1.87         (0.02)       (0.30)       16.21       13.05        97,047

3/31/00         16.21      (0.01)           4.47             4.46         --           (1.07)       19.60       28.35       132,831
3/31/01         19.60       0.01           (4.03)           (4.02)        --           (1.23)       14.35      (21.62)      128,896
9/30/01(1)      14.35       0.01           (1.11)           (1.10)        --           --           13.25       (7.67)      117,623

                                                     Stock Portfolio Class B
10/16/00-
3/31/01         18.58       0.02           (3.03)           (3.01)        --           (1.23)       14.34      (17.37)       14,671

9/30/01(1)      14.34      --              (1.11)           (1.11)        --           --           13.23       (7.74)       51,531

----------  ---------------------------------------
                            RATIO OF
                               NET
             RATIO OF      INVESTMENT
            EXPENSES TO     INCOME TO
  PERIOD    AVERAGE NET      AVERAGE      PORTFOLIO
  ENDED      ASSETS(+)    NET ASSETS(+)   TURNOVER
----------  ---------------------------------------

            Multi-Managed Income Portfolio Class A
4/15/97-
3/31/98       1.06%#          4.69%#          47%
3/31/99       1.06            4.50            43
3/31/00       1.06            4.72            61
3/31/01       1.06            5.04            85
9/30/01(1)    1.06#           4.61#           40

            Multi-Managed Income Portfolio Class B
10/16/00-
3/31/01       1.20#           4.86#           85
9/30/01(1)    1.21#           4.41#           40

             Asset Allocation: Diversified Growth
                      Portfolio Class A
4/15/97-
3/31/98       1.21#           2.06#          166
3/31/99       1.21            1.21           149
3/31/00       1.21            1.58           156
3/31/01       0.98@           2.12@          193
9/30/01(1)    0.96#           1.87#          104

             Asset Allocation: Diversified Growth
                      Portfolio Class B
10/16/00-
3/31/01       1.12#@          1.95#@         193
9/30/01(1)    1.12#           1.65#          104

                   Stock Portfolio Class A
4/15/97-
3/31/98       1.21#           0.24#           46
3/31/99       1.10            0.20            52
3/31/00       1.06           (0.05)           75
3/31/01       0.95            0.07            77
9/30/01(1)    0.95#           0.16#           29

                   Stock Portfolio Class B
10/16/00-
3/31/01       1.08#           0.11#           77
9/30/01(1)    1.10#           0.04#           29

----------------------------------

 * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 (1) Unaudited

 # Annualized

 @ Gross of custody credits of 0.01%

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                           NET INVESTMENT
                                                                        EXPENSES                            INCOME (LOSS)
                                                  ----------------------------------------------------   -------------------
                                                  3/31/98#   3/31/99    3/31/00    3/31/01    9/30/01#   3/31/98#   3/31/99
                                                  --------   --------   --------   --------   --------   --------   --------
Multi-Managed Income Portfolio Class A..........   1.50%      1.07%      1.08%      1.09%      1.06%      4.25%      4.49%
Multi-Managed Income Portfolio Class B..........   --         --         --         1.20#      1.21       --         --
Asset Allocation: Diversified Growth Portfolio
  Class A.......................................   1.53       1.22       1.21       0.98       0.96       1.74       1.20
Asset Allocation: Diversified Growth Portfolio
  Class B.......................................   --         --         --         1.12#      1.12       --         --
Stock Portfolio Class A.........................   1.26       1.10       1.06       0.95       0.95       0.19       0.20
Stock Portfolio Class B.........................   --         --         --         1.08#      1.10       --         --

                                                          NET INVESTMENT
                                                          INCOME (LOSS)
                                                  ------------------------------
                                                  3/31/00    3/31/01    9/30/01#
                                                  --------   --------   --------
Multi-Managed Income Portfolio Class A..........   4.70%      5.01%      4.61%
Multi-Managed Income Portfolio Class B..........   --         4.86#      4.41
Asset Allocation: Diversified Growth Portfolio
  Class A.......................................   1.58       2.12       1.87
Asset Allocation: Diversified Growth Portfolio
  Class B.......................................   --         1.95#      1.65
Stock Portfolio Class A.........................  (0.05)      0.07       0.16
Stock Portfolio Class B.........................   --         0.11#      0.04

See Notes to Financial Statements

----------------
244

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DIVIDENDS
                                                                        DECLARED     DIVIDENDS      NET                      NET
            NET ASSET                   NET REALIZED                    FROM NET     FROM NET      ASSET                    ASSETS
              VALUE         NET         & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE                    END OF
  PERIOD    BEGINNING    INVESTMENT    GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL       PERIOD
  ENDED     OF PERIOD   INCOME(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)   (000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                                Large Cap Growth Portfolio Class A

2/8/99-
3/31/99        $10.00      $--            $  0.77          $  0.77       $--          $--          $10.77        7.70%     $ 14,916
3/31/00         10.77      (0.04)            4.53             4.49        (0.01)       (0.30)       14.95       41.95        27,860
3/31/01         14.95      (0.01)           (5.35)           (5.36)       (0.02)       (1.19)        8.38      (37.78)       26,094
9/30/01(1)       8.38      --               (0.98)           (0.98)       --           --            7.40      (11.69)       21,371

                                                Large Cap Growth Portfolio Class B
10/16/00-
3/31/01         12.65       0.01            (3.07)           (3.06)       (0.02)       (1.19)        8.38      (26.48)        9,073

9/30/01(1)       8.38      --               (0.99)           (0.99)       --           --            7.39      (11.81)       25,070

                                              Large Cap Composite Portfolio Class A
2/8/99-
3/31/99         10.00       0.01             0.43             0.44        --           --           10.44        4.40        11,834

3/31/00         10.44       0.01             2.64             2.65        (0.02)       (0.02)       13.05       25.42        18,672
3/31/01         13.05      --               (3.02)           (3.02)       --           (0.73)        9.30      (24.05)       14,265
9/30/01(1)       9.30       0.01            (1.03)           (1.02)       --           --            8.28      (10.97)       11,784

                                              Large Cap Composite Portfolio Class B

10/16/00-
3/31/01         12.23      --               (2.20)           (2.20)       --           (0.73)        9.30      (18.96)        3,046
9/30/01(1)       9.30      --               (1.03)           (1.03)       --           --            8.27      (11.08)        7,788

                                                Large Cap Value Portfolio Class A
2/8/99-
3/31/99         10.00       0.02             0.19             0.21        --           --           10.21        2.10        13,625

3/31/00         10.21       0.13             0.44             0.57        (0.11)       (0.26)       10.41        5.59        16,751
3/31/01         10.41       0.12             1.05             1.17        (0.12)       (0.77)       10.69       11.14        17,942
9/30/01(1)      10.69       0.05            (0.79)           (0.74)       --           --            9.95       (6.92)       15,224

                                                Large Cap Value Portfolio Class B

10/16/00-
3/31/01         10.86       0.04             0.67             0.71        (0.11)       (0.77)       10.69        6.51         8,396
9/30/01(1)      10.69       0.05            (0.80)           (0.75)       --           --            9.94       (7.02)       30,551

----------  ---------------------------------------
                            RATIO OF
                               NET
             RATIO OF      INVESTMENT
            EXPENSES TO     INCOME TO
  PERIOD    AVERAGE NET      AVERAGE      PORTFOLIO
  ENDED      ASSETS(+)    NET ASSETS(+)   TURNOVER
----------  ---------------------------------------

              Large Cap Growth Portfolio Class A
2/8/99-
3/31/99       1.10%#          0.20%#          6%
3/31/00       1.10++         (0.31)++        74
3/31/01       1.10@          (0.07)@         40
9/30/01(1)    1.10#           0.00#          19

              Large Cap Growth Portfolio Class B
10/16/00-
3/31/01       1.25#@          0.05#@         40
9/30/01(1)    1.25#          (0.14)#         19

            Large Cap Composite Portfolio Class A
2/8/99-
3/31/99       1.10#           0.55#           8
3/31/00       1.10++          0.08++         38
3/31/01       1.10@          (0.03)@         64
9/30/01(1)    1.10#           0.21#          28

            Large Cap Composite Portfolio Class B
10/16/00-
3/31/01       1.25#@          0.08#@         64
9/30/01(1)    1.25#           0.07#          28

              Large Cap Value Portfolio Class A
2/8/99-
3/31/99       1.10#           1.53#           5
3/31/00       1.10++          1.21++         52
3/31/01       1.10@           1.08@          49
9/30/01(1)    1.10#           0.98#          17

              Large Cap Value Portfolio Class B
10/16/00-
3/31/01       1.25#@          0.84#@         49
9/30/01(1)    1.25#           0.82#          17

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 (1) Unaudited

 # Annualized

  ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class A, Large Cap Composite Class A and Large Cap Value Class A, respectively, or waivers/reimbursements if applicable

 @ The ratios reflect an expense cap of 1.10% and 1.25% for Class A and Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                     NET INVESTMENT
                                                            EXPENSES                                  INCOME (LOSS)
                                            -----------------------------------------   -----------------------------------------
                                            3/31/99#   3/31/00    3/31/01    9/30/01#   3/31/99#   3/31/00    3/31/01    9/30/01#
                                            --------   --------   --------   --------   --------   --------   --------   --------
Large Cap Growth Portfolio Class A........    2.12%     1.31%      1.36%      1.18%     (0.82)%    (0.52)%    (0.33)%    (0.08)%
Large Cap Growth Portfolio Class B........    --        --         1.44#      1.33       --         --        (0.14)#    (0.22)
Large Cap Composite Portfolio Class A.....    2.33      1.50       1.69       1.62      (0.68)     (0.32)     (0.62)     (0.31)
Large Cap Composite Portfolio Class B.....    --        --         1.87#      1.77       --         --        (0.54)#    (0.45)
Large Cap Value Portfolio Class A.........    2.16      1.41       1.64       1.28       0.47       0.90       0.54        0.80
Large Cap Value Portfolio Class B.........    --        --         1.64#      1.40       --         --         0.45#       0.67

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DIVIDENDS
                                                                        DECLARED     DIVIDENDS      NET                      NET
            NET ASSET                   NET REALIZED                    FROM NET     FROM NET      ASSET                    ASSETS
              VALUE         NET         & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE                    END OF
  PERIOD    BEGINNING    INVESTMENT    GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL       PERIOD
  ENDED     OF PERIOD   INCOME(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)   (000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Mid Cap Growth Portfolio Class A
2/8/99-
3/31/99        $10.00      $--            $  0.46          $  0.46       $--          $--          $10.46        4.60%     $ 13,887
3/31/00         10.46      (0.09)            7.94             7.85        --           (0.36)       17.95       75.89        28,059

3/31/01         17.95      (0.10)           (5.35)           (5.45)       --           (3.16)        9.34      (34.29)       18,897
9/30/01(1)       9.34      (0.04)           (1.11)           (1.15)       --           --            8.19      (12.31)       15,733

                                                 Mid Cap Growth Portfolio Class B
10/16/00-
3/31/01         15.69      (0.04)           (3.16)           (3.20)       --           (3.16)        9.33      (24.91)        7,499

9/30/01(1)       9.33      (0.04)           (1.11)           (1.15)       --           --            8.18      (12.33)       18,227

                                                 Mid Cap Value Portfolio Class A
2/8/99-
3/31/99         10.00       0.02            (0.04)           (0.02)       --           --            9.98       (0.20)       13,088

3/31/00          9.98       0.11             0.84             0.95        (0.09)       (0.32)       10.52        9.76        16,640
3/31/01         10.52       0.13             2.49             2.62        (0.11)       (0.88)       12.15       25.38        21,103
9/30/01(1)      12.15       0.05            (0.38)           (0.33)       --           --           11.82       (2.72)       13,353

                                                 Mid Cap Value Portfolio Class B

10/16/00-
3/31/01         11.76       0.06             1.32             1.38        (0.11)       (0.88)       12.15       12.13         7,358
9/30/01(1)      12.15       0.05            (0.40)           (0.35)       --           --           11.80       (2.88)       24,260

                                                   Small Cap Portfolio Class A
2/8/99-
3/31/99         10.00      --               (0.09)           (0.09)       --           --            9.91       (0.90)       11,140

3/31/00          9.91      (0.03)            4.65             4.62        (0.01)       (0.44)       14.08       46.99        21,144
3/31/01         14.08      (0.02)           (3.91)           (3.93)       --           (2.12)        8.03      (30.20)       14,611
9/30/01(1)       8.03      --               (1.08)           (1.08)       --           --            6.95      (13.45)       11,410

                                                   Small Cap Portfolio Class B

10/16/00-
3/31/01         12.39      --               (2.25)           (2.25)       --           (2.12)        8.02      (20.76)        4,578
9/30/01(1)       8.02      (0.01)           (1.07)           (1.08)       --           --            6.94      (13.47)       14,312

----------  ---------------------------------------
                            RATIO OF
                               NET
             RATIO OF      INVESTMENT
            EXPENSES TO     INCOME TO
  PERIOD    AVERAGE NET      AVERAGE      PORTFOLIO
  ENDED      ASSETS(+)    NET ASSETS(+)   TURNOVER
----------  ---------------------------------------

               Mid Cap Growth Portfolio Class A
2/8/99-
3/31/99       1.15%#         (0.15)%#         5%
3/31/00       1.15++         (0.68)++        68
3/31/01       1.15@          (0.72)@         68
9/30/01(1)    1.15#          (0.73)#         37

               Mid Cap Growth Portfolio Class B
10/16/00-
3/31/01       1.30#@         (0.68)#@        68
9/30/01(1)    1.30#          (0.87)#         37
               Mid Cap Value Portfolio Class A
2/8/99-
3/31/99       1.15#           1.60#           6
3/31/00       1.15            1.02           72
3/31/01       1.15            1.10           62
9/30/01(1)    1.15#           0.81#          33
               Mid Cap Value Portfolio Class B
10/16/00-
3/31/01       1.30#           0.99#          62
9/30/01(1)    1.30            0.72           33

                 Small Cap Portfolio Class A
2/8/99-
3/31/99       1.15#           0.31#           3
3/31/00       1.15           (0.24)         103
3/31/01       1.15           (0.16)         138
9/30/01(1)    1.15#          (0.11)#         47

                 Small Cap Portfolio Class B
10/16/00-
3/31/01       1.30#          (0.08)#        138
9/30/01(1)    1.30#          (0.24)#         47

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 (1) Unaudited

 # Annualized

  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable

 @ The ratios reflect an expense cap of 1.15% and 1.30% for Class A and Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                     NET INVESTMENT
                                                            EXPENSES                                  INCOME (LOSS)
                                            -----------------------------------------   -----------------------------------------
                                            3/31/99#   3/31/00    3/31/01    9/30/01#   3/31/99#   3/31/00    3/31/01    9/30/01#
                                            --------   --------   --------   --------   --------   --------   --------   --------
Mid Cap Growth Portfolio Class A..........   2.22%      1.37%      1.48%      1.34%     (1.22)%    (0.90)%     (1.05)%   (0.92)%
Mid Cap Growth Portfolio Class B..........   --         --         1.62#      1.49       --         --         (1.00)#   (1.06)
Mid Cap Value Portfolio Class A...........   2.23       1.47       1.64       1.39       0.52       0.70        0.61      0.57
Mid Cap Value Portfolio Class B...........   --         --         1.64#      1.53       --         --          0.65#     0.49
Small Cap Portfolio Class A...............   2.46       1.45       1.67       1.52      (1.00)     (0.54)      (0.68)    (0.48)
Small Cap Portfolio Class B...............   --         --         1.84#      1.65       --         --         (0.62)#   (0.59)

See Notes to Financial Statements

----------------
246

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DIVIDENDS
                                                                        DECLARED     DIVIDENDS      NET                      NET
            NET ASSET                   NET REALIZED                    FROM NET     FROM NET      ASSET                    ASSETS
              VALUE         NET         & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE                    END OF
  PERIOD    BEGINNING    INVESTMENT    GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL       PERIOD
  ENDED     OF PERIOD   INCOME(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)   (000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                              International Equity Portfolio Class A
2/8/99-
3/31/99        $10.00      $0.02          $  0.32          $  0.34       $--          $--          $10.34        3.40%     $ 13,693

3/31/00         10.34       0.01             3.21             3.22        (0.06)       (0.30)       13.20       31.36        20,390
3/31/01         13.20       0.02            (4.44)           (4.42)       --           (0.47)        8.31      (34.10)       12,802
9/30/01(1)       8.31       0.04            (1.30)           (1.26)       --           --            7.05      (15.16)        8,874

                                              International Equity Portfolio Class B

10/16/00-
3/31/01         10.77       0.02            (2.02)           (2.00)       --           (0.47)        8.30      (19.33)        5,223
9/30/01(1)       8.30       0.03            (1.28)           (1.25)       --           --            7.05      (15.06)       12,167

                                            Diversified Fixed Income Portfolio Class A
2/8/99-
3/31/99         10.00       0.06            (0.12)           (0.06)       --           --            9.94       (0.60)       15,229

3/31/00          9.94       0.53            (0.42)            0.11        (0.42)       --            9.63        1.22        16,784
3/31/01          9.63       0.57             0.24             0.81        (0.57)       --            9.87        8.66        16,428
9/30/01(1)       9.87       0.25             0.01             0.26        --           --           10.13        2.63        15,400

                                            Diversified Fixed Income Portfolio Class B

10/16/00-
3/31/01          9.99       0.24             0.21             0.45        (0.57)       --            9.87        4.71         6,655
9/30/01(1)       9.87       0.24             0.01             0.25        --           --           10.12        2.53        24,964

                                                Cash Management Portfolio Class A

2/8/99-
3/31/99         10.00       0.06           --                 0.06        --           --           10.06        0.60         2,021
3/31/00         10.06       0.45             0.01             0.46        (0.28)       --           10.24        4.59         4,123
3/31/01         10.24       0.56             0.02             0.58        (0.11)       --           10.71        5.73         4,897
9/30/01(1)      10.71       0.18           --                 0.18        --           --           10.89        1.68         8,803

                                                Cash Management Portfolio Class B

10/16/00-
3/31/01         10.56       0.18             0.07             0.25        (0.11)       --           10.70        2.40        10,424
9/30/01(1)      10.70       0.17           --                 0.17        --           --           10.87        1.59        28,846

----------  ---------------------------------------
                            RATIO OF
                               NET
             RATIO OF      INVESTMENT
            EXPENSES TO     INCOME TO
  PERIOD    AVERAGE NET      AVERAGE      PORTFOLIO
  ENDED      ASSETS(+)    NET ASSETS(+)   TURNOVER
----------  ---------------------------------------

            International Equity Portfolio Class A
2/8/99-
3/31/99       1.30%#          1.43%#          7%
3/31/00       1.30++          0.12++         54
3/31/01       1.30            0.18           26
9/30/01(1)    1.30#@          0.89#@         27

            International Equity Portfolio Class B
10/16/00-
3/31/01       1.45#           0.36#          26
9/30/01(1)    1.45#@          0.64#@         27

              Diversified Fixed Income Portfolio
                           Class A
2/8/99-
3/31/99       1.00#           4.53#          30
3/31/00       1.00            5.48           46
3/31/01       1.00@           5.81@          27
9/30/01(1)    1.00#           5.10#           7

              Diversified Fixed Income Portfolio
                           Class B
10/16/00-
3/31/01       1.15#@          5.84#@         27
9/30/01(1)    1.15#           4.86#           7

              Cash Management Portfolio Class A
2/8/99-
3/31/99       0.85#           3.97#        --
3/31/00       0.85            4.63         --
3/31/01       0.85            5.45         --
9/30/01(1)    0.85#@          3.21#@       --

              Cash Management Portfolio Class B
10/16/00-
3/31/01       1.00#           4.52#        --
9/30/01(1)    1.00#@          3.03#@       --

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 (1) Unaudited

 # Annualized

  ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable

 @ The ratios reflect an expense cap of 1.30%, 1.45%, 1.00%, 1.15%, 0.85% and 1.00% for the International Equity Class A, International Equity Class B, Diversified Fixed Income Class A, Diversified Fixed Income Class B, Cash Management Class A and Cash Management Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                            -----------------------------------------   -----------------------------------------
                                            3/31/99#   3/31/00    3/31/01    9/30/01#   3/31/99#   3/31/00    3/31/01    9/30/01#
                                            --------   --------   --------   --------   --------   --------   --------   --------
International Equity Portfolio Class A....   3.59%      1.93%      2.31%      2.25%     (0.86)%    (0.51)%    (0.83)%    (0.06)%
International Equity Portfolio Class B....   --         --         2.46#      2.38       --         --        (0.65)#    (0.29)
Diversified Fixed Income Portfolio
  Class A.................................   1.91       1.31       1.61       1.33       3.62       5.17       5.21       4.77
Diversified Fixed Income Portfolio
  Class B.................................   --         --         1.66#      1.46       --         --         5.23#      4.55
Cash Management Portfolio Class A.........   8.41       2.95       2.83       0.95      (3.59)      2.53       3.47       3.11
Cash Management Portfolio Class B.........   --         --         1.80#      1.10       --         --         3.72#      2.93

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        DIVIDENDS
                                                                        DECLARED     DIVIDENDS      NET                      NET
            NET ASSET                   NET REALIZED                    FROM NET     FROM NET      ASSET                    ASSETS
              VALUE         NET         & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE                    END OF
  PERIOD    BEGINNING    INVESTMENT    GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL       PERIOD
  ENDED     OF PERIOD   INCOME(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)   (000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Focus Growth Class A

7/5/00-
3/31/01        $10.00      $--            $ (2.81)         $ (2.81)      $--          $--          $ 7.19       (28.10)%   $ 18,787
9/30/01(1)       7.19       (0.02)          (0.85)           (0.87)       --           --            6.32       (12.10)       7,076

                                                       Focus Growth Class B

10/16/00-
3/31/01          8.93      --               (1.74)           (1.74)       --           --            7.19       (19.48)      10,972
9/30/01(1)       7.19       (0.03)          (0.85)           (0.88)       --           --            6.31       (12.24)      23,255

                                                      Focus TechNet Class B

12/29/00-
3/31/01         10.00       (0.01)          (4.27)           (4.28)       --           --            5.72       (42.80)       5,860
9/30/01(1)       5.72       (0.03)          (2.33)           (2.36)       --           --            3.36       (41.26)       7,581

                                                 Focus Growth and Income Class B

12/29/00-
3/31/01         10.00        0.01           (1.58)           (1.57)       --           --            8.43       (15.70)       6,435
9/30/01(1)       8.43       (0.01)          (0.92)           (0.93)       --           --            7.50       (11.03)       8,748

----------  ---------------------------------------
                            RATIO OF
                               NET
             RATIO OF      INVESTMENT
            EXPENSES TO     INCOME TO
  PERIOD    AVERAGE NET      AVERAGE      PORTFOLIO
  ENDED      ASSETS(+)    NET ASSETS(+)   TURNOVER
----------  ---------------------------------------

                Focus Growth Portfolio Class A
7/5/00-
3/31/01       1.30#++        (0.01)#++      195%
9/30/01(1)    1.30#          (0.60)#         95

                Focus Growth Portfolio Class B
10/16/00-
3/31/01       1.45#++         0.06#++       195
9/30/01(1)    1.45#          (0.77)#         95

               Focus TechNet Portfolio Class B
12/29/00-
3/31/01       1.65#++        (0.51)#++      160
9/30/01(1)    1.65#@         (0.96)#@       160

               Focus Growth and Income Portfolio
                           Class B
12/29/00-
3/31/01       1.45#++         0.28#++        71
9/30/01(1)    1.45#@         (0.23)#@        87

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 (1) Unaudited

 # Annualized

  ++ The ratios reflect an expense cap of 1.30%, 1.45%, 1.65% and 1.45% for the Focus Growth Class A, Focus Growth Class B, Focus TechNet Class B and Focus Growth and Income Class B, respectively, which are net of custody credits of (0.02%), (0.02%), (0.21%) and (0.20%), respectively, or waivers/reimbursements if applicable

 @ The ratios reflect an expense cap of 1.65% and 1.45% for the Focus TechNet
   Class B and Focus Growth and Income Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                      NET INVESTMENT
                                                                   EXPENSES            INCOME (LOSS)
                                                              -------------------   -------------------
                                                              3/31/01#   9/30/01#   3/31/01#   9/30/01#
                                                              --------   --------   --------   --------
Focus Growth Portfolio Class A..............................   1.88%      1.53%     (0.59)%    (0.83)%
Focus Growth Portfolio Class B..............................   1.90       1.68      (0.39)     (1.00)
Focus TechNet Portfolio Class B.............................   3.81       3.08      (2.67)     (2.39)
Focus Growth and Income Portfolio Class B...................   4.35       3.15      (2.62)     (1.93)

See Notes to Financial Statements

----------------
248

----------------

SEASONS SERIES TRUST
SHAREHOLDER INFORMATION (UNAUDITED)

Supplemental Proxy Information: A Special Meeting of the Shareholders of the Seasons Series Trust was held on February 23, 2001. Each of the Portfolios voted in favor of adopting the following proposals, therefore, the results are aggregated for the Trust unless otherwise specified.

1. To elect a slate of six members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                                    VOTES IN         VOTES           VOTES
                                                                    FAVOR OF        AGAINST        ABSTAINED
                                                                   ----------       --------       ---------
Monica C. Lozano............................................       70,046,748         --            620,458
Allan L. Sher...............................................       70,159,109         --            508,097
Jana W. Greer...............................................       70,174,656         --            492,550
Bruce G. Willison...........................................       70,169,002         --            498,204
Carl D. Covitz..............................................       70,120,948         --            546,258
Gilbert T. Ray..............................................       70,099,042         --            568,164

2. To ratify the selection of independent accountants for its current fiscal year.

                                                                    VOTES IN         VOTES           VOTES
                                                                    FAVOR OF        AGAINST        ABSTAINED
                                                                   ----------       --------       ---------
                                                                   69,888,454       130,734         648,018

                                                                ----------------
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

                                                                 Presorted
[LOGO] SunAmerica(R)                                              Standard
THE RETIREMENT SPECIALIST                                    U.S. Postage Paid
       1 SunAmerica Center                                      Towne, Inc.
       Los Angeles, CA 90067-6022
       ADDRESS SERVICE REQUESTED

J-1906-SAR (R 11/01)